Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 97.7%
Banks - 90.1%
Citigroup, Inc.	14,218	$1,210,236
Wells Fargo & Co.	15,043	1,205,245
JPMorgan Chase & Co.	4,140	1,200,227
Bank of America Corp.	24,851	1,175,949
PNC Financial Services Group, Inc.	4,904	914,204
U.S. Bancorp	19,487	881,787
NU Holdings Limited/Cayman Islands — Class A*	63,754	874,705
Bank of New York Mellon Corp.	9,293	846,685
Truist Financial Corp.	18,900	812,511
M&T Bank Corp.	3,074	596,325
State Street Corp.	5,469	581,573
Fifth Third Bancorp	13,625	560,396
Northern Trust Corp.	4,286	543,422
Huntington Bancshares, Inc.	31,322	524,957
Regions Financial Corp.	21,088	495,990
KeyCorp	27,196	473,754
Citizens Financial Group, Inc.	10,414	466,026
ICICI Bank Ltd. ADR	12,637	425,109
East West Bancorp, Inc.	3,985	402,405
HDFC Bank Ltd. ADR	5,134	393,624
Toronto-Dominion Bank	4,893	359,391
First Horizon Corp.	16,624	352,429
Popular, Inc.	3,126	344,516
Royal Bank of Canada	2,531	332,953
SouthState Corp.	3,531	324,958
Barclays plc ADR	17,253	320,733
Webster Financial Corp.	5,862	320,065
Bank of Nova Scotia	5,721	316,200
Western Alliance Bancorporation	3,960	308,801
Comerica, Inc.	5,004	298,489
Zions Bancorp North America	5,710	296,577
Commerce Bancshares, Inc.	4,768	296,427
Cullen/Frost Bankers, Inc.	2,282	293,328
UMB Financial Corp.	2,700	283,932
Synovus Financial Corp.	5,466	282,866
Old National Bancorp	12,983	277,057
Pinnacle Financial Partners, Inc.	2,509	277,019
Prosperity Bancshares, Inc.	3,777	265,296
Canadian Imperial Bank of Commerce	3,650	258,529
Cadence Bank	7,928	253,537
Wintrust Financial Corp.	2,002	248,208
First Citizens BancShares, Inc. — Class A	125	244,559
FNB Corp.	16,657	242,859
UBS Group AG	7,158	242,084
Bank OZK	5,070	238,594
HSBC Holdings plc ADR[1]	3,907	237,507
United Bankshares, Inc.	6,460	235,338
Hancock Whitney Corp.	4,059	232,987
Columbia Banking System, Inc.	9,930	232,163
Bank of Montreal	1,966	217,499
Valley National Bancorp	24,233	216,401
First Financial Bankshares, Inc.	6,009	216,204
Associated Banc-Corp.	8,681	211,730
Grupo Financiero Galicia S.A. ADR*	4,195	211,386
Banco Bradesco S.A. ADR	68,334	211,152
Texas Capital Bancshares, Inc.*	2,542	201,835
Fulton Financial Corp.	10,603	191,278
First Hawaiian, Inc.	7,510	187,450
Cathay General Bancorp	4,043	184,078
International Bancshares Corp.	2,758	183,572
Eastern Bankshares, Inc.	11,839	180,782
Bancorp, Inc.*	3,096	176,379
First Interstate BancSystem, Inc. — Class A	6,048	174,303
CVB Financial Corp.	8,639	170,966
Independent Bank Corp.	2,650	166,645
Seacoast Banking Corporation of Florida	5,976	165,057
Simmons First National Corp. — Class A	8,448	160,174
First Financial Bancorp	6,446	156,380
Banner Corp.	1,667	106,938
BOK Financial Corp.	1,030	100,559
Total Banks		26,593,300
Diversified Financial Services - 4.0%
Capital One Financial Corp.	5,577	1,186,562
Savings & Loans - 3.6%
Axos Financial, Inc.*	2,858	217,322
Flagstar Financial, Inc.	18,189	192,804
WSFS Financial Corp.	3,392	186,560
WaFd, Inc.	5,463	159,957
Pacific Premier Bancorp, Inc.	6,992	147,461
Banc of California, Inc.	9,941	139,671
Total Savings & Loans		1,043,775
Total Common Stocks
(Cost $24,919,122)		28,823,637

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	43,807	297,449
Total Preferred Stocks
(Cost $199,878)		297,449

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$73,524	73,524
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	31,725	31,725
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	30,635	30,635
Total Repurchase Agreements
(Cost $135,884)		135,884

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	115,287	$115,287
Total Securities Lending Collateral
(Cost $115,287)		115,287
Total Investments - 99.6%
(Cost $25,370,171)		$29,372,257
Other Assets & Liabilities, net - 0.4%		131,641
Total Net Assets - 100.0%		$29,503,898

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,823,637	$—	$—	$28,823,637
Preferred Stocks	297,449	—	—	297,449
Repurchase Agreements	—	135,884	—	135,884
Securities Lending Collateral	115,287	—	—	115,287
Total Assets	$29,236,373	$135,884	$—	$29,372,257

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 32.3%
Linde plc	2,240	$1,050,963
Sherwin-Williams Co.	1,813	622,512
Ecolab, Inc.	2,172	585,224
Air Products and Chemicals, Inc.	1,964	553,966
PPG Industries, Inc.	3,202	364,227
DuPont de Nemours, Inc.	5,253	360,303
International Flavors & Fragrances, Inc.	4,065	298,981
Dow, Inc.	10,945	289,824
CF Industries Holdings, Inc.	2,976	273,792
LyondellBasell Industries N.V. — Class A	4,666	269,975
RPM International, Inc.	2,360	259,222
Nutrien Ltd.	4,308	250,898
Mosaic Co.	6,765	246,787
Eastman Chemical Co.	2,707	202,105
Albemarle Corp.	3,091	193,713
Axalta Coating Systems Ltd.*	6,017	178,645
Celanese Corp. — Class A	3,124	172,851
Element Solutions, Inc.	7,319	165,775
FMC Corp.	3,796	158,483
Cabot Corp.	1,891	141,825
Avient Corp.	3,586	115,864
Westlake Corp.	1,500	113,895
Ashland, Inc.	2,120	106,593
Olin Corp.	5,282	106,115
Balchem Corp.	644	102,525
Innospec, Inc.	1,167	98,133
Chemours Co.	8,139	93,191
Huntsman Corp.	8,458	88,132
Hawkins, Inc.	516	73,324
Total Chemicals		7,537,843
Mining - 30.8%
Newmont Corp.	9,889	576,133
Freeport-McMoRan, Inc.	13,148	569,966
Barrick Mining Corp.	15,796	328,873
Agnico Eagle Mines Ltd.	2,547	302,915
Teck Resources Ltd. — Class B	6,982	281,933
Kinross Gold Corp.	17,946	280,496
Wheaton Precious Metals Corp.	2,962	265,988
Rio Tinto plc ADR	4,534	264,468
BHP Group Ltd. ADR[1]	5,185	249,347
Hudbay Minerals, Inc.	23,235	246,523
Franco-Nevada Corp.	1,500	245,880
Pan American Silver Corp.	8,422	239,185
Royal Gold, Inc.	1,342	238,661
Alamos Gold, Inc. — Class A	8,797	233,648
B2Gold Corp.	63,755	230,155
Anglogold Ashanti plc	5,036	229,490
First Majestic Silver Corp.	27,632	228,517
IAMGOLD Corp.*	30,714	225,748
Gold Fields Ltd. ADR	9,304	220,226
Southern Copper Corp.	2,151	217,571
Harmony Gold Mining Company Ltd. ADR	15,513	216,717
Eldorado Gold Corp.*	10,464	212,838
Equinox Gold Corp.*	34,689	199,462
Alcoa Corp.	6,729	198,573
MP Materials Corp.*,1	4,933	164,121
Coeur Mining, Inc.*	17,705	156,866
Hecla Mining Co.	22,190	132,918
SSR Mining, Inc.*	8,875	113,067
Century Aluminum Co.*	3,697	66,620
Kaiser Aluminum Corp.	394	31,481
Total Mining		7,168,386
Packaging & Containers - 10.1%
Amcor plc	33,244	305,512
Packaging Corporation of America	1,526	287,575
Ball Corp.	5,018	281,460
Smurfit WestRock plc	6,463	278,879
Crown Holdings, Inc.	2,396	246,740
AptarGroup, Inc.	1,452	227,136
Graphic Packaging Holding Co.	8,385	176,672
Silgan Holdings, Inc.	2,841	153,925
Sealed Air Corp.	4,789	148,603
Sonoco Products Co.	3,289	143,269
O-I Glass, Inc.*	7,541	111,154
Total Packaging & Containers		2,360,925
Iron & Steel - 10.0%
Nucor Corp.	3,117	403,776
Vale S.A. ADR	31,707	307,875
Steel Dynamics, Inc.	2,290	293,143
Carpenter Technology Corp.	993	274,445
Reliance, Inc.	821	257,712
ATI, Inc.*	2,917	251,854
ArcelorMittal S.A.	7,585	239,534
Commercial Metals Co.	3,393	165,952
Cleveland-Cliffs, Inc.*	18,580	141,208
Total Iron & Steel		2,335,499
Building Materials - 9.2%
CRH plc	5,998	550,616
Vulcan Materials Co.	1,570	409,487
Martin Marietta Materials, Inc.	736	404,035
Cemex SAB de CV ADR	33,645	233,160
Eagle Materials, Inc.	898	181,495
Louisiana-Pacific Corp.	1,867	160,543
Knife River Corp.*	1,816	148,258
Aspen Aerogels, Inc.*	7,986	47,277
Total Building Materials		2,134,871
Biotechnology - 2.2%
Corteva, Inc.	6,894	513,810
Forest Products & Paper - 1.5%
International Paper Co.	7,531	352,677
Coal - 1.3%
Core Natural Resources, Inc.	1,872	130,553
Warrior Met Coal, Inc.	2,372	108,709
Alpha Metallurgical Resources, Inc.*	519	58,377
Total Coal		297,639
Household Products & Housewares - 1.1%
Avery Dennison Corp.	1,483	260,222
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	1,837	121,169
Environmental Control - 0.5%
PureCycle Technologies, Inc.*	8,144	111,573
Total Common Stocks
(Cost $13,808,498)		23,194,614

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$60,273	60,273
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	26,008	26,008
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	25,114	25,114
Total Repurchase Agreements
(Cost $111,395)		111,395

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	318,134	$318,134
Total Securities Lending Collateral
(Cost $318,134)		318,134
Total Investments - 101.4%
(Cost $14,238,027)		$23,624,143
Other Assets & Liabilities, net - (1.4)%		(327,809)
Total Net Assets - 100.0%		$23,296,334

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,194,614	$—	$—	$23,194,614
Repurchase Agreements	—	111,395	—	111,395
Securities Lending Collateral	318,134	—	—	318,134
Total Assets	$23,512,748	$111,395	$—	$23,624,143

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.7%
Biotechnology - 76.0%
Amgen, Inc.	13,409	$3,743,927
Gilead Sciences, Inc.	33,425	3,705,830
Vertex Pharmaceuticals, Inc.*	7,434	3,309,617
Regeneron Pharmaceuticals, Inc.	5,595	2,937,375
Corteva, Inc.	38,327	2,856,511
Alnylam Pharmaceuticals, Inc.*	8,059	2,627,959
Insmed, Inc.*	17,054	1,716,315
Royalty Pharma plc — Class A	47,112	1,697,445
BeOne Medicines Ltd. ADR*	6,945	1,681,176
Biogen, Inc.*	13,139	1,650,127
Illumina, Inc.*	16,472	1,571,594
United Therapeutics Corp.*	4,886	1,403,992
Exelixis, Inc.*	31,231	1,376,506
Incyte Corp.*	18,961	1,291,244
BioMarin Pharmaceutical, Inc.*	22,683	1,246,885
Moderna, Inc.*	44,631	1,231,369
Blueprint Medicines Corp.*	8,818	1,130,291
Bridgebio Pharma, Inc.*	25,568	1,104,026
CRISPR Therapeutics AG*,1	21,763	1,058,552
Argenx SE ADR*	1,865	1,028,025
Ionis Pharmaceuticals, Inc.*	25,974	1,026,233
Guardant Health, Inc.*	19,569	1,018,371
Halozyme Therapeutics, Inc.*	18,742	974,959
BioNTech SE ADR*,1	9,054	963,979
Legend Biotech Corp. ADR*	26,699	947,548
Revolution Medicines, Inc.*	25,526	939,102
TG Therapeutics, Inc.*	24,336	875,853
Roivant Sciences Ltd.*	73,878	832,605
Akero Therapeutics, Inc.*	14,734	786,206
Cytokinetics, Inc.*	23,130	764,215
PTC Therapeutics, Inc.*	15,527	758,339
ADMA Biologics, Inc.*	41,323	752,492
SpringWorks Therapeutics, Inc.*	15,586	732,386
Avidity Biosciences, Inc.*	23,678	672,455
Axsome Therapeutics, Inc.*	6,287	656,300
Ultragenyx Pharmaceutical, Inc.*	18,041	655,971
ACADIA Pharmaceuticals, Inc.*	29,813	643,066
Viking Therapeutics, Inc.*	24,134	639,551
Veracyte, Inc.*	21,678	585,956
Krystal Biotech, Inc.*	4,042	555,613
Nuvalent, Inc. — Class A*	7,173	547,300
Recursion Pharmaceuticals, Inc. — Class A*,1	107,007	541,455
Arrowhead Pharmaceuticals, Inc.*	34,091	538,638
Crinetics Pharmaceuticals, Inc.*	18,396	529,069
Summit Therapeutics, Inc.*,1	24,497	521,296
Apellis Pharmaceuticals, Inc.*	29,940	518,261
Ideaya Biosciences, Inc.*	24,125	507,108
Amicus Therapeutics, Inc.*	88,358	506,291
Beam Therapeutics, Inc.*	29,104	495,059
Denali Therapeutics, Inc.*	34,243	479,060
Celldex Therapeutics, Inc.*	22,910	466,219
Arcellx, Inc.*	7,071	465,625
Immunovant, Inc.*	26,041	416,656
Dynavax Technologies Corp.*	41,956	416,204
Intellia Therapeutics, Inc.*	43,449	407,552
Novavax, Inc.*,1	57,356	361,343
Sarepta Therapeutics, Inc.*	19,771	338,084
Dyne Therapeutics, Inc.*	32,615	310,495
Geron Corp.*	125,006	176,258
Iovance Biotherapeutics, Inc.*,1	98,290	169,059
Total Biotechnology		62,860,998
Pharmaceuticals - 18.1%
AbbVie, Inc.	30,252	5,615,376
AstraZeneca plc ADR	24,868	1,737,776
Neurocrine Biosciences, Inc.*	11,012	1,384,098
Viatris, Inc.	141,267	1,261,514
Jazz Pharmaceuticals plc*	10,810	1,147,157
Alkermes plc*	31,754	908,482
Vaxcyte, Inc.*	23,628	768,146
Protagonist Therapeutics, Inc.*	12,961	716,355
Agios Pharmaceuticals, Inc.*	15,687	521,750
Ascendis Pharma A/S ADR*	2,776	479,138
Madrigal Pharmaceuticals, Inc.*	1,536	464,855
Total Pharmaceuticals		15,004,647
Healthcare-Products - 4.5%
Natera, Inc.*	11,240	1,898,885
Exact Sciences Corp.*	23,484	1,247,940
Twist Bioscience Corp.*	16,438	604,754
Total Healthcare-Products		3,751,579
Healthcare-Services - 1.1%
Medpace Holdings, Inc.*	2,810	881,946
Total Common Stocks
(Cost $48,292,314)		82,499,170

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$206,078	206,078
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	88,922	88,922
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	85,866	85,866
Total Repurchase Agreements
(Cost $380,866)		380,866

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	2,638,906	2,638,906
Total Securities Lending Collateral
(Cost $2,638,906)		2,638,906
Total Investments - 103.4%
(Cost $51,312,086)		$85,518,942
Other Assets & Liabilities, net - (3.4)%		(2,807,921)
Total Net Assets - 100.0%		$82,711,021

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$82,499,170	$—	$—	$82,499,170
Repurchase Agreements	—	380,866	—	380,866
Securities Lending Collateral	2,638,906	—	—	2,638,906
Total Assets	$85,138,076	$380,866	$—	$85,518,942

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 100.0%
Food - 32.7%
Mondelez International, Inc. — Class A	18,315	$1,235,164
Kroger Co.	12,895	924,958
Sysco Corp.	10,627	804,889
Hershey Co.	4,555	755,902
General Mills, Inc.	13,316	689,902
Kellanova	7,891	627,571
Kraft Heinz Co.	23,721	612,476
McCormick & Company, Inc.	7,914	600,039
Tyson Foods, Inc. — Class A	10,615	593,803
US Foods Holding Corp.*	7,286	561,095
Sprouts Farmers Market, Inc.*	3,364	553,849
Performance Food Group Co.*	5,573	487,470
J M Smucker Co.	4,317	423,929
Conagra Brands, Inc.	19,650	402,236
Hormel Foods Corp.	12,895	390,074
Ingredion, Inc.	2,795	379,058
Albertsons Companies, Inc. — Class A	16,661	358,378
Lamb Weston Holdings, Inc.	6,634	343,973
The Campbell’s Co.	10,303	315,787
Post Holdings, Inc.*	2,759	300,814
Cal-Maine Foods, Inc.	2,986	297,495
Flowers Foods, Inc.	14,608	233,436
Simply Good Foods Co.*	7,013	221,541
Pilgrim’s Pride Corp.	4,008	180,280
Grocery Outlet Holding Corp.*	11,205	139,166
Marzetti Co	742	128,195
Total Food		12,561,480
Beverages - 25.7%
Coca-Cola Co.	28,111	1,988,853
PepsiCo, Inc.	12,494	1,649,708
Keurig Dr Pepper, Inc.	26,355	871,296
Monster Beverage Corp.*	13,867	868,629
Coca-Cola Europacific Partners plc	7,391	685,294
Constellation Brands, Inc. — Class A	3,837	624,203
Brown-Forman Corp. — Class B	17,534	471,840
Anheuser-Busch InBev S.A. ADR[1]	6,404	440,083
Celsius Holdings, Inc.*	8,875	411,711
Diageo plc ADR	3,926	395,898
Fomento Economico Mexicano SAB de CV ADR	3,727	383,806
Molson Coors Beverage Co. — Class B	7,930	381,354
Primo Brands Corp. — Class A	12,493	370,043
Coca-Cola Consolidated, Inc.	2,900	323,785
Total Beverages		9,866,503
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	15,227	2,425,966
Colgate-Palmolive Co.	12,438	1,130,614
Kenvue, Inc.	39,141	819,221
Estee Lauder Companies, Inc. — Class A	8,929	721,463
Unilever plc ADR	7,192	439,935
Haleon plc ADR	39,071	405,166
elf Beauty, Inc.*	2,678	333,250
Inter Parfums, Inc.	894	117,391
Total Cosmetics & Personal Care		6,393,006
Agriculture - 14.6%
Philip Morris International, Inc.	11,713	2,133,289
Altria Group, Inc.	22,499	1,319,117
Archer-Daniels-Midland Co.	12,981	685,137
British American Tobacco plc ADR	10,736	508,135
Bunge Global S.A.	5,515	442,744
Darling Ingredients, Inc.*	8,882	336,983
Vital Farms, Inc.*	4,243	163,440
Total Agriculture		5,588,845
Household Products & Housewares - 6.3%
Kimberly-Clark Corp.	6,623	853,837
Church & Dwight Company, Inc.	6,646	638,747
Clorox Co.	4,126	495,409
WD-40 Co.	675	153,961
Spectrum Brands Holdings, Inc.	2,795	148,135
Reynolds Consumer Products, Inc.	6,658	142,614
Total Household Products & Housewares		2,432,703
Retail - 2.0%
Casey’s General Stores, Inc.	1,081	551,602
Freshpet, Inc.*	3,279	222,841
Total Retail		774,443
Internet - 1.1%
Maplebear, Inc.*	8,750	395,850
Pharmaceuticals - 0.9%
BellRing Brands, Inc.*	6,162	356,965
Total Common Stocks
(Cost $20,151,512)		38,369,795

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$23,195	23,195
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	10,009	10,009
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	9,665	9,665
Total Repurchase Agreements
(Cost $42,869)		42,869

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	336,210	336,210
Total Securities Lending Collateral
(Cost $336,210)		336,210
Total Investments - 101.0%
(Cost $20,530,591)		$38,748,874
Other Assets & Liabilities, net - (1.0)%		(365,624)
Total Net Assets - 100.0%		$38,383,250

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,369,795	$—	$—	$38,369,795
Repurchase Agreements	—	42,869	—	42,869
Securities Lending Collateral	336,210	—	—	336,210
Total Assets	$38,706,005	$42,869	$—	$38,748,874

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Semiconductors - 92.9%
NVIDIA Corp.	101,166	$15,983,216
Broadcom, Inc.	33,840	9,327,996
Advanced Micro Devices, Inc.*	29,229	4,147,595
Texas Instruments, Inc.	16,993	3,528,087
QUALCOMM, Inc.	20,905	3,329,330
Applied Materials, Inc.	16,985	3,109,444
Micron Technology, Inc.	24,799	3,056,477
Lam Research Corp.	29,669	2,887,980
KLA Corp.	3,091	2,768,732
Analog Devices, Inc.	11,623	2,766,506
Intel Corp.*	109,481	2,452,374
Marvell Technology, Inc.	27,744	2,147,386
Microchip Technology, Inc.	22,382	1,575,021
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,813	1,543,076
NXP Semiconductor N.V.	6,787	1,482,892
Monolithic Power Systems, Inc.	2,021	1,478,119
ASML Holding N.V. — Class G	1,710	1,370,377
ARM Holdings plc ADR*	8,255	1,335,164
ON Semiconductor Corp.*	22,088	1,157,632
Teradyne, Inc.	10,923	982,196
STMicroelectronics N.V. — Class Y1	29,928	910,111
Entegris, Inc.	10,932	881,666
ASE Technology Holding Company Ltd. ADR	84,052	868,257
Skyworks Solutions, Inc.	11,502	857,129
Astera Labs, Inc.*	9,429	852,570
Kulicke & Soffa Industries, Inc.	24,281	840,123
United Microelectronics Corp. ADR[1]	107,029	818,772
MACOM Technology Solutions Holdings, Inc.*	5,578	799,272
Nova Ltd.*,1	2,901	798,355
Qorvo, Inc.*	8,488	720,716
Rambus, Inc.*	10,543	674,963
MKS, Inc.	6,683	664,023
Lattice Semiconductor Corp.*	13,177	645,541
Cirrus Logic, Inc.*	5,613	585,183
Onto Innovation, Inc.*	5,578	562,988
Silicon Laboratories, Inc.*	3,722	548,474
Allegro MicroSystems, Inc.*	15,992	546,766
Semtech Corp.*	11,476	518,027
GLOBALFOUNDRIES, Inc.*	13,142	502,024
Ambarella, Inc.*,1	6,873	454,065
Impinj, Inc.*	3,929	436,394
Power Integrations, Inc.	7,754	433,449
FormFactor, Inc.*	11,959	411,509
Synaptics, Inc.*	6,148	398,513
Amkor Technology, Inc.	18,928	397,299
Diodes, Inc.*	7,495	396,411
Axcelis Technologies, Inc.*	5,414	377,302
SiTime Corp.*	1,718	366,071
ACM Research, Inc. — Class A*	11,605	300,570
MaxLinear, Inc. — Class A*	19,972	283,802
Veeco Instruments, Inc.*	13,056	265,298
Penguin Solutions, Inc.*	12,624	250,081
Wolfspeed, Inc.*,1	55,773	22,242
Total Semiconductors		84,817,566
Energy-Alternate Sources - 3.6%
First Solar, Inc.*	6,252	1,034,956
Canadian Solar, Inc.*,1	76,548	845,090
SolarEdge Technologies, Inc.*,1	41,067	837,767
Enphase Energy, Inc.*	13,609	539,597
Total Energy-Alternate Sources		3,257,410
Telecommunications - 1.1%
Credo Technology Group Holding Ltd.*	10,837	1,003,398
Electronics - 1.0%
Camtek Ltd.*,1	11,381	962,377
Electrical Components & Equipment - 0.7%
Universal Display Corp.	4,188	646,879
Computers - 0.5%
Rigetti Computing, Inc.*,1	39,763	471,589
Total Common Stocks
(Cost $40,613,618)		91,159,219

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$348,437	348,437
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	150,351	150,351
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	145,182	145,182
Total Repurchase Agreements
(Cost $643,970)		643,970

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	4,583,497	4,583,497
Total Securities Lending Collateral
(Cost $4,583,497)		4,583,497
Total Investments - 105.5%
(Cost $45,841,085)		$96,386,686
Other Assets & Liabilities, net - (5.5)%		(5,058,081)
Total Net Assets - 100.0%		$91,328,605

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,159,219	$—	$—	$91,159,219
Repurchase Agreements	—	643,970	—	643,970
Securities Lending Collateral	4,583,497	—	—	4,583,497
Total Assets	$95,742,716	$643,970	$—	$96,386,686

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 62.2%
Exxon Mobil Corp.	10,484	$1,130,175
Chevron Corp.	5,626	805,587
ConocoPhillips	6,106	547,952
EOG Resources, Inc.	3,562	426,051
Marathon Petroleum Corp.	2,286	379,728
Phillips 66	3,056	364,581
Valero Energy Corp.	2,577	346,400
Hess Corp.	2,374	328,894
Equities Corp.	5,503	320,935
Occidental Petroleum Corp.	6,736	282,979
Expand Energy Corp.	2,378	278,083
Diamondback Energy, Inc.	1,889	259,549
BP plc ADR	8,401	251,442
Shell plc ADR	3,323	233,972
Devon Energy Corp.	7,268	231,195
Coterra Energy, Inc. — Class A	8,914	226,237
Canadian Natural Resources Ltd.	6,684	209,878
Petroleo Brasileiro S.A. ADR	16,309	204,026
Suncor Energy, Inc.	5,108	191,295
Antero Resources Corp.*	4,534	182,630
Viper Energy, Inc.	4,451	169,717
Cenovus Energy, Inc.	12,383	168,409
Range Resources Corp.	4,064	165,283
Permian Resources Corp.	11,924	162,405
Ovintiv, Inc.	4,227	160,837
HF Sinclair Corp.	3,426	140,740
Equinor ASA ADR[1]	5,488	137,968
APA Corp.	7,106	129,969
Matador Resources Co.	2,570	122,640
Chord Energy Corp.	1,251	121,159
CNX Resources Corp.*	3,481	117,240
Texas Pacific Land Corp.	101	106,695
Magnolia Oil & Gas Corp. — Class A	4,739	106,533
California Resources Corp.	2,208	100,839
Weatherford International plc	1,952	98,205
Transocean Ltd.*	35,976	93,178
Noble Corporation plc	3,488	92,606
Murphy Oil Corp.	3,926	88,335
SM Energy Co.	3,436	84,904
Northern Oil & Gas, Inc.	2,961	83,944
Comstock Resources, Inc.*	2,921	80,824
Civitas Resources, Inc.	2,904	79,918
Valaris Ltd.*	1,888	79,504
Patterson-UTI Energy, Inc.	12,969	76,906
PBF Energy, Inc. — Class A	3,368	72,985
Crescent Energy Co. — Class A	7,417	63,786
Helmerich & Payne, Inc.	3,679	55,774
Vital Energy, Inc.*,1	2,064	33,210
Total Oil & Gas		10,196,102
Pipelines - 18.3%
Williams Companies, Inc.	7,577	475,911
Kinder Morgan, Inc.	14,111	414,863
Cheniere Energy, Inc.	1,602	390,119
ONEOK, Inc.	4,612	376,478
Targa Resources Corp.	1,901	330,926
Enbridge, Inc.	4,805	217,763
DT Midstream, Inc.	1,653	181,681
Golar LNG Ltd.	3,960	163,112
TC Energy Corp.	3,333	162,617
Antero Midstream Corp.	7,208	136,592
Pembina Pipeline Corp.	3,150	118,156
New Fortress Energy, Inc.*,1	12,275	40,753
Total Pipelines		3,008,971
Oil & Gas Services - 8.6%
Schlumberger N.V.	10,427	352,433
Baker Hughes Co.	8,550	327,807
Halliburton Co.	10,033	204,472
TechnipFMC plc	4,847	166,931
ChampionX Corp.	4,506	111,929
NOV, Inc.	8,813	109,545
Tidewater, Inc.*	1,578	72,793
Liberty Energy, Inc. — Class A	5,850	67,158
Total Oil & Gas Services		1,413,068
Energy-Alternate Sources - 3.8%
First Solar, Inc.*	1,314	217,519
SolarEdge Technologies, Inc.*,1	6,595	134,538
Enphase Energy, Inc.*	2,861	113,439
Sunrun, Inc.*	8,512	69,628
Plug Power, Inc.*,1	30,160	44,938
Green Plains, Inc.*	6,120	36,904
Total Energy-Alternate Sources		616,966
Mining - 2.4%
Cameco Corp.	2,954	219,275
Uranium Energy Corp.*	13,971	95,003
Centrus Energy Corp. — Class A*	390	71,440
Total Mining		385,718
Transportation - 1.2%
Scorpio Tankers, Inc.	2,677	104,751
Frontline plc[1]	6,336	103,974
Total Transportation		208,725
Coal - 1.0%
Core Natural Resources, Inc.	1,397	97,427
Peabody Energy Corp.	5,038	67,610
Total Coal		165,037
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	3,491	130,563
Retail - 0.7%
Murphy USA, Inc.	284	115,531
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	2,202	96,272
Total Common Stocks
(Cost $7,932,777)		16,336,953

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$29,637	29,637
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	12,788	12,788
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	12,349	12,349
Total Repurchase Agreements
(Cost $54,774)		54,774

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	353,890	$353,890
Total Securities Lending Collateral
(Cost $353,890)		353,890
Total Investments - 102.1%
(Cost $8,341,441)		$16,745,617
Other Assets & Liabilities, net - (2.1)%		(341,555)
Total Net Assets - 100.0%		$16,404,062

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,336,953	$—	$—	$16,336,953
Repurchase Agreements	—	54,774	—	54,774
Securities Lending Collateral	353,890	—	—	353,890
Total Assets	$16,690,843	$54,774	$—	$16,745,617

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas Services - 72.2%
Schlumberger N.V.	17,552	$593,258
Baker Hughes Co.	14,394	551,866
Halliburton Co.	16,889	344,198
TechnipFMC plc	5,541	190,832
ChampionX Corp.	7,585	188,411
Archrock, Inc.	7,491	186,002
NOV, Inc.	14,835	184,399
Oceaneering International, Inc.*	6,041	125,169
Kodiak Gas Services, Inc.	3,642	124,811
Tidewater, Inc.*	2,657	122,567
Solaris Energy Infrastructure, Inc. — Class A	4,309	121,902
Liberty Energy, Inc. — Class A	9,849	113,066
Aris Water Solutions, Inc. — Class A	4,167	98,550
Atlas Energy Solutions, Inc.[1]	6,276	83,910
Select Water Solutions, Inc. — Class A	9,388	81,112
Expro Group Holdings N.V.*	9,310	79,973
Helix Energy Solutions Group, Inc.*	12,687	79,167
ProPetro Holding Corp.*	10,555	63,013
RPC, Inc.	12,871	60,880
ProFrac Holding Corp. — Class A*,1	3,433	26,640
Total Oil & Gas Services		3,419,726
Oil & Gas - 20.5%
Weatherford International plc	3,288	165,419
Noble Corporation plc	5,873	155,928
Valaris Ltd.*	3,179	133,868
Patterson-UTI Energy, Inc.	21,831	129,458
Seadrill Ltd.*	4,005	105,131
Transocean Ltd.*	39,230	101,606
Helmerich & Payne, Inc.	6,194	93,901
Borr Drilling Ltd.*	29,997	54,894
Nabors Industries Ltd.*	1,035	29,001
Total Oil & Gas		969,206
Machinery-Diversified - 3.4%
Cactus, Inc. — Class A	3,707	162,070
Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	4,090	152,966
Total Common Stocks
(Cost $2,739,178)		4,703,968

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$14,399	14,399
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	6,213	6,213
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	6,000	6,000
Total Repurchase Agreements
(Cost $26,612)		26,612

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	80,678	80,678
Total Securities Lending Collateral
(Cost $80,678)		80,678
Total Investments - 101.7%
(Cost $2,846,468)		$4,811,258
Other Assets & Liabilities, net - (1.7)%		(78,329)
Total Net Assets - 100.0%		$4,732,929

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,703,968	$—	$—	$4,703,968
Repurchase Agreements	—	26,612	—	26,612
Securities Lending Collateral	80,678	—	—	80,678
Total Assets	$4,784,646	$26,612	$—	$4,811,258

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 98.8%
Banks - 25.6%
JPMorgan Chase & Co.	3,258	$944,527
Bank of America Corp.	12,628	597,557
Wells Fargo & Co.	6,800	544,816
Goldman Sachs Group, Inc.	723	511,703
Morgan Stanley	3,083	434,271
Citigroup, Inc.	4,956	421,855
NU Holdings Limited/Cayman Islands — Class A*	21,104	289,547
PNC Financial Services Group, Inc.	1,508	281,121
U.S. Bancorp	5,999	271,455
Bank of New York Mellon Corp.	2,861	260,666
Truist Financial Corp.	5,818	250,116
ICICI Bank Ltd. ADR	5,999	201,806
HDFC Bank Ltd. ADR	2,570	197,042
Toronto-Dominion Bank	2,665	195,744
Popular, Inc.	1,765	194,521
Royal Bank of Canada	1,442	189,695
Bank of Nova Scotia	3,372	186,370
M&T Bank Corp.	947	183,709
State Street Corp.	1,683	178,970
Fifth Third Bancorp	4,196	172,581
Northern Trust Corp.	1,318	167,109
Huntington Bancshares, Inc.	9,643	161,617
Regions Financial Corp.	6,493	152,715
KeyCorp	8,372	145,840
Citizens Financial Group, Inc.	3,207	143,513
East West Bancorp, Inc.	1,226	123,801
First Horizon Corp.	5,118	108,502
Western Alliance Bancorporation	1,220	95,136
Comerica, Inc.	1,540	91,861
Zions Bancorp North America	1,759	91,362
Commerce Bancshares, Inc.	1,467	91,203
UMB Financial Corp.	830	87,283
Old National Bancorp	3,996	85,275
Bank OZK	1,559	73,367
Columbia Banking System, Inc.	3,058	71,496
Valley National Bancorp	7,463	66,645
Pinnacle Financial Partners, Inc.	558	61,609
First Citizens BancShares, Inc. — Class A	29	56,738
Wintrust Financial Corp.	444	55,047
Total Banks		8,438,191
Diversified Financial Services - 24.1%
Visa, Inc. — Class A	2,342	831,527
Mastercard, Inc. — Class A	1,198	673,204
American Express Co.	1,321	421,373
Charles Schwab Corp.	4,528	413,135
Blackrock, Inc.	383	401,863
Capital One Financial Corp.	1,813	385,734
Coinbase Global, Inc. — Class A*	1,033	362,056
Intercontinental Exchange, Inc.	1,803	330,796
CME Group, Inc. — Class A	1,169	322,200
Interactive Brokers Group, Inc. — Class A	5,742	318,164
Apollo Global Management, Inc.	1,730	245,435
Ares Management Corp. — Class A	1,372	237,630
Ameriprise Financial, Inc.	431	230,038
Nasdaq, Inc.	2,392	213,893
XP, Inc. — Class A	10,375	209,575
Tradeweb Markets, Inc. — Class A	1,258	184,171
Blue Owl Capital, Inc.	9,057	173,985
Raymond James Financial, Inc.	1,119	171,621
Synchrony Financial	2,516	167,918
Cboe Global Markets, Inc.	684	159,516
SoFi Technologies, Inc.*	8,442	153,729
T. Rowe Price Group, Inc.	1,534	148,031
LPL Financial Holdings, Inc.	393	147,363
TPG, Inc.	2,579	135,269
Ally Financial, Inc.	2,789	108,632
SEI Investments Co.	1,176	105,675
Mr Cooper Group, Inc.*	624	93,107
Jefferies Financial Group, Inc.	1,683	92,043
Franklin Resources, Inc.	3,758	89,628
Invesco Ltd.	5,536	87,303
Virtu Financial, Inc. — Class A	1,889	84,608
SLM Corp.	2,535	83,123
Upstart Holdings, Inc.*	1,239	80,138
Hamilton Lane, Inc. — Class A	529	75,181
Total Diversified Financial Services		7,937,664
REITs - 17.7%
American Tower Corp. — Class A	1,489	329,099
Welltower, Inc.	2,098	322,526
Prologis, Inc.	3,001	315,465
Equinix, Inc.	333	264,892
Digital Realty Trust, Inc.	1,401	244,236
Realty Income Corp.	4,002	230,555
Simon Property Group, Inc.	1,426	229,244
Public Storage	742	217,718
Crown Castle, Inc.	2,117	217,479
VICI Properties, Inc.	5,780	188,428
Extra Space Storage, Inc.	1,198	176,633
Iron Mountain, Inc.	1,708	175,190
Ventas, Inc.	2,697	170,316
AvalonBay Communities, Inc.	833	169,516
SBA Communications Corp.	697	163,683
Equity Residential	2,320	156,577
Invitation Homes, Inc.	4,154	136,251
Weyerhaeuser Co.	5,229	134,333
Mid-America Apartment Communities, Inc.	890	131,729
Sun Communities, Inc.	1,017	128,640
Kimco Realty Corp.	5,685	119,499
Regency Centers Corp.	1,641	116,888
UDR, Inc.	2,846	116,202
Alexandria Real Estate Equities, Inc.	1,553	112,794
Lamar Advertising Co. — Class A	928	112,622
Healthpeak Properties, Inc.	6,398	112,029
Gaming and Leisure Properties, Inc.	2,392	111,659
Camden Property Trust	957	107,844
American Homes 4 Rent — Class A	2,976	107,344

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 98.8%
Annaly Capital Management, Inc.	5,622	105,806
Equity LifeStyle Properties, Inc.	1,679	103,544
Host Hotels & Resorts, Inc.	6,708	$103,035
BXP, Inc.[1]	1,489	100,463
AGNC Investment Corp.[1]	10,476	96,274
Rexford Industrial Realty, Inc.	2,557	90,953
Sabra Health Care REIT, Inc.	3,625	66,845
Lineage, Inc.[1]	1,264	55,009
Total REITs		5,841,320
Insurance - 17.5%
Berkshire Hathaway, Inc. — Class B*	2,117	1,028,375
Progressive Corp.	1,496	399,223
Marsh & McLennan Companies, Inc.	1,515	331,240
Arthur J Gallagher & Co.	900	288,108
Willis Towers Watson plc	900	275,850
Arch Capital Group Ltd.	2,839	258,491
Chubb Ltd.	862	249,739
Travelers Companies, Inc.	928	248,277
Aon plc — Class A	691	246,521
Aflac, Inc.	2,320	244,667
Allstate Corp.	1,150	231,506
American International Group, Inc.	2,621	224,331
MetLife, Inc.	2,703	217,375
Prudential Financial, Inc.	1,866	200,483
Hartford Insurance Group, Inc.	1,518	192,589
Brown & Brown, Inc.	1,626	180,275
Everest Group Ltd.	529	179,781
Cincinnati Financial Corp.	1,033	153,834
W R Berkley Corp.	1,990	146,205
Equitable Holdings, Inc.	2,443	137,052
Principal Financial Group, Inc.	1,724	136,937
Corebridge Financial, Inc.	2,789	99,010
Erie Indemnity Co. — Class A	181	62,769
Selective Insurance Group, Inc.	583	50,517
Total Insurance		5,783,155
Commercial Services - 6.6%
S&P Global, Inc.	802	422,887
Moody’s Corp.	570	285,906
PayPal Holdings, Inc.*	3,628	269,633
Block, Inc. — Class A*	3,086	209,632
StoneCo Ltd. — Class A*	13,046	209,258
Toast, Inc. — Class A*	3,676	162,810
Affirm Holdings, Inc.*	2,193	151,624
Corpay, Inc.*	447	148,323
Global Payments, Inc.	1,797	143,832
Shift4 Payments, Inc. — Class A*,1	970	96,137
MarketAxess Holdings, Inc.	399	89,113
Total Commercial Services		2,189,155
Private Equity - 3.3%
Blackstone, Inc. — Class A	2,985	446,496
KKR & Company, Inc. — Class A	2,367	314,882
Brookfield Corp.	3,144	194,456
Carlyle Group, Inc.	2,351	120,842
Total Private Equity		1,076,676
Software - 2.6%
Fiserv, Inc.*	1,841	317,407
MSCI, Inc. — Class A	374	215,701
Fidelity National Information Services, Inc.	2,579	209,956
Jack Henry & Associates, Inc.	643	115,849
Total Software		858,913
Internet - 1.0%
Robinhood Markets, Inc. — Class A*	3,460	323,960
Investment Companies - 0.4%
Ares Capital Corp.	5,666	124,425
Total Common Stocks
(Cost $25,617,708)		32,573,459

PREFERRED STOCKS† - 0.5%
Banks - 0.5%
Itau Unibanco Holding S.A.
ADR	27,188	184,606
Total Preferred Stocks
(Cost $123,282)		184,606

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$102,061	102,061
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	44,040	44,040
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	42,526	42,526
Total Repurchase Agreements
(Cost $188,627)		188,627

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	249,705	249,705
Total Securities Lending Collateral
(Cost $249,705)		249,705
Total Investments - 100.7%
(Cost $26,179,322)		$33,196,397
Other Assets & Liabilities, net - (0.7)%		(237,391)
Total Net Assets - 100.0%		$32,959,006

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,573,459	$—	$—	$32,573,459
Preferred Stocks	184,606	—	—	184,606
Repurchase Agreements	—	188,627	—	188,627
Securities Lending Collateral	249,705	—	—	249,705
Total Assets	$33,007,770	$188,627	$—	$33,196,397

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Pharmaceuticals - 31.5%
Eli Lilly & Co.	972	$757,703
Johnson & Johnson	3,751	572,965
AbbVie, Inc.	2,894	537,184
Merck & Company, Inc.	5,240	414,798
Pfizer, Inc.	14,332	347,408
CVS Health Corp.	4,153	286,474
McKesson Corp.	390	285,784
Bristol-Myers Squibb Co.	6,030	279,129
Zoetis, Inc.	1,477	230,338
Cencora, Inc. — Class A	749	224,588
Becton Dickinson & Co.	1,216	209,456
AstraZeneca plc ADR	2,892	202,093
Cardinal Health, Inc.	1,146	192,528
Dexcom, Inc.*	2,078	181,389
Novo Nordisk A/S ADR[1]	2,371	163,646
Jazz Pharmaceuticals plc*	1,427	151,433
Novartis AG ADR	1,198	144,970
Teva Pharmaceutical Industries Ltd. ADR*	8,421	141,136
GSK plc ADR[1]	3,499	134,362
Alkermes plc*	4,479	128,144
Neurocrine Biosciences, Inc.*	843	105,957
Viatris, Inc.	10,811	96,542
Henry Schein, Inc.*	1,159	84,665
Corcept Therapeutics, Inc.*	1,081	79,345
Option Care Health, Inc.*	2,143	69,605
Vaxcyte, Inc.*	1,809	58,811
Madrigal Pharmaceuticals, Inc.*	123	37,225
Total Pharmaceuticals		6,117,678
Healthcare-Products - 29.3%
Abbott Laboratories	3,386	460,530
Intuitive Surgical, Inc.*	804	436,902
Boston Scientific Corp.*	3,720	399,565
Thermo Fisher Scientific, Inc.	906	367,347
Stryker Corp.	919	363,584
Danaher Corp.	1,711	337,991
Medtronic plc	2,512	218,971
Edwards Lifesciences Corp.*	2,629	205,614
IDEXX Laboratories, Inc.*	373	200,055
ResMed, Inc.	728	187,824
Agilent Technologies, Inc.	1,475	174,065
GE HealthCare Technologies, Inc.	2,350	174,064
STERIS plc	607	145,813
Natera, Inc.*	861	145,457
Insulet Corp.*	459	144,209
Waters Corp.*	386	134,729
Zimmer Biomet Holdings, Inc.	1,399	127,603
West Pharmaceutical Services, Inc.	537	117,496
Baxter International, Inc.	3,876	117,365
Cooper Companies, Inc.*	1,602	113,998
Hologic, Inc.*	1,749	113,965
Align Technology, Inc.*	597	113,030
Exact Sciences Corp.*	1,797	95,492
Avantor, Inc.*	6,600	88,836
Masimo Corp.*	527	88,652
Bio-Techne Corp.	1,651	84,944
Lantheus Holdings, Inc.*	870	71,218
Merit Medical Systems, Inc.*	757	70,764
Repligen Corp.*	568	70,648
Bruker Corp.	1,538	63,366
TransMedics Group, Inc.*	461	61,779
Dentsply Sirona, Inc.	3,353	53,246
PROCEPT BioRobotics Corp.*	882	50,803
Twist Bioscience Corp.*	1,259	46,319
Tandem Diabetes Care, Inc.*	1,717	32,005
Total Healthcare-Products		5,678,249
Biotechnology - 21.1%
Amgen, Inc.	1,282	357,947
Gilead Sciences, Inc.	3,199	354,673
Vertex Pharmaceuticals, Inc.*	712	316,982
Regeneron Pharmaceuticals, Inc.	427	224,175
Alnylam Pharmaceuticals, Inc.*	617	201,198
CRISPR Therapeutics AG*,1	3,173	154,335
Argenx SE ADR*	252	138,908
BioNTech SE ADR*,1	1,288	137,133
Insmed, Inc.*	1,306	131,436
Royalty Pharma plc — Class A	3,606	129,924
Biogen, Inc.*	1,005	126,218
Illumina, Inc.*	1,261	120,312
United Therapeutics Corp.*	373	107,182
Exelixis, Inc.*	2,391	105,383
Incyte Corp.*	1,450	98,745
BioMarin Pharmaceutical, Inc.*	1,735	95,373
Moderna, Inc.*	3,415	94,220
Blueprint Medicines Corp.*	675	86,522
Bridgebio Pharma, Inc.*	1,957	84,503
Ionis Pharmaceuticals, Inc.*	1,989	78,585
Guardant Health, Inc.*	1,497	77,904
Halozyme Therapeutics, Inc.*	1,434	74,597
Legend Biotech Corp. ADR*	2,043	72,506
Revolution Medicines, Inc.*	1,953	71,851
TG Therapeutics, Inc.*	1,862	67,013
Roivant Sciences Ltd.*	5,654	63,721
Cytokinetics, Inc.*	1,770	58,481
ADMA Biologics, Inc.*	3,163	57,598
SpringWorks Therapeutics, Inc.*	1,192	56,012
Axsome Therapeutics, Inc.*	505	52,717
Avidity Biosciences, Inc.*	1,813	51,489
Viking Therapeutics, Inc.*	1,846	48,919
Krystal Biotech, Inc.*	326	44,812
Crinetics Pharmaceuticals, Inc.*	1,479	42,536
Apellis Pharmaceuticals, Inc.*	2,291	39,657
Novavax, Inc.*,1	4,389	27,651
Sarepta Therapeutics, Inc.*	1,514	25,889
Iovance Biotherapeutics, Inc.*,1	7,906	13,598
Total Biotechnology		4,090,705
Healthcare-Services - 15.7%
UnitedHealth Group, Inc.	1,602	499,776
Cigna Group	878	290,249
Elevance Health, Inc.	730	283,941
HCA Healthcare, Inc.	644	246,716
ICON plc*	1,175	170,904
Humana, Inc.	681	166,491
Centene Corp.*	2,884	156,544
IQVIA Holdings, Inc.*	978	154,123
Labcorp Holdings, Inc.	543	142,543
Quest Diagnostics, Inc.	755	135,621
Tenet Healthcare Corp.*	703	123,728

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Healthcare-Services - 15.7% (continued)
Molina Healthcare, Inc.*	412	$122,735
Universal Health Services, Inc. — Class B	566	102,531
HealthEquity, Inc.*	865	90,617
Ensign Group, Inc.	582	89,779
Charles River Laboratories International, Inc.*	539	81,782
DaVita, Inc.*	505	71,937
Medpace Holdings, Inc.*	226	70,932
Acadia Healthcare Company, Inc.*	1,930	43,792
Total Healthcare-Services		3,044,741
Software - 1.7%
Veeva Systems, Inc. — Class A*	691	198,994
Tempus AI, Inc.*,1	1,177	74,787
Waystar Holding Corp.*	1,466	59,915
Total Software		333,696
Internet - 0.5%
Hims & Hers Health, Inc.*,1	1,739	86,689
Total Common Stocks
(Cost $11,775,101)		19,351,758

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$61,364	61,364
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	26,478	26,478
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	25,568	25,568
Total Repurchase Agreements
(Cost $113,410)		113,410

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	601,714	601,714
Total Securities Lending Collateral
(Cost $601,714)		601,714
Total Investments - 103.5%
(Cost $12,490,225)		$20,066,882
Other Assets & Liabilities, net - (3.5)%		(672,038)
Total Net Assets - 100.0%		$19,394,844

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,351,758	$—	$—		$19,351,758
Rights	—	—	—	*	—
Repurchase Agreements	—	113,410	—		113,410
Securities Lending Collateral	601,714	—	—		601,714
Total Assets	$19,953,472	$113,410	$—		$20,066,882

*	Security has a market value of $0.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.2%
Internet - 55.4%
Meta Platforms, Inc. — Class A	1,315	$970,588
Amazon.com, Inc.*	4,244	931,091
Alphabet, Inc. — Class A	5,254	925,913
Netflix, Inc.*	676	905,252
Uber Technologies, Inc.*	5,721	533,769
DoorDash, Inc. — Class A*	1,496	368,779
Airbnb, Inc. — Class A*	2,283	302,132
Booking Holdings, Inc.	47	272,094
Coupang, Inc.*	8,768	262,689
Alibaba Group Holding Ltd. ADR	2,162	245,193
Spotify Technology S.A.*	304	233,271
Shopify, Inc. — Class A*	2,012	232,084
eBay, Inc.	2,802	208,637
Reddit, Inc. — Class A*	1,339	201,613
GoDaddy, Inc. — Class A*	1,020	183,661
Sea Ltd. ADR*	1,142	182,652
Pinterest, Inc. — Class A*	5,010	179,659
VeriSign, Inc.	609	175,879
JD.com, Inc. ADR	5,354	174,755
MercadoLibre, Inc.*	64	167,272
Expedia Group, Inc.	986	166,319
Baidu, Inc. ADR*	1,840	157,799
Trip.com Group Ltd. ADR	2,627	154,047
F5, Inc.*	494	145,394
Chewy, Inc. — Class A*	3,349	142,734
Bilibili, Inc. ADR*	6,603	141,634
Roku, Inc.*	1,605	141,064
Zillow Group, Inc. — Class C*	1,986	139,119
Wix.com Ltd.*	809	128,194
Snap, Inc. — Class A*	14,247	123,807
Match Group, Inc.	3,261	100,732
Wayfair, Inc. — Class A*	1,868	95,530
Lyft, Inc. — Class A*	5,861	92,369
Etsy, Inc.*	1,494	74,939
Cargurus, Inc.*	1,980	66,271
IAC, Inc.*	1,624	60,640
Trump Media & Technology Group Corp.*,1	3,271	59,009
TripAdvisor, Inc.*	3,388	44,213
Ziff Davis, Inc.*	1,287	38,958
Bumble, Inc. — Class A*	4,607	30,360
Total Internet		9,760,115
Software - 25.6%
Salesforce, Inc.	2,136	582,466
Adobe, Inc.*	1,157	447,620
ROBLOX Corp. — Class A*	2,961	311,497
Cloudflare, Inc. — Class A*	1,541	301,774
Snowflake, Inc. — Class A*	1,334	298,509
Workday, Inc. — Class A*	1,174	281,760
Datadog, Inc. — Class A*	1,836	246,630
Take-Two Interactive Software, Inc.*	990	240,422
Veeva Systems, Inc. — Class A*	828	238,447
Electronic Arts, Inc.	1,487	237,474
Zoom Communications, Inc. — Class A*	2,172	169,373
Nutanix, Inc. — Class A*	2,147	164,117
Twilio, Inc. — Class A*	1,258	156,445
MongoDB, Inc.*	695	145,943
NetEase, Inc. ADR	1,077	144,943
DocuSign, Inc.*	1,841	143,395
Akamai Technologies, Inc.*	1,528	121,873
Dropbox, Inc. — Class A*	3,517	100,586
Box, Inc. — Class A*	2,254	77,019
ZoomInfo Technologies, Inc. — Class A*	6,126	61,995
DigitalOcean Holdings, Inc.*	1,762	50,323
Total Software		4,522,611
Telecommunications - 11.3%
Cisco Systems, Inc.	8,468	587,510
Arista Networks, Inc.*	3,597	368,009
Motorola Solutions, Inc.	725	304,833
Telefonaktiebolaget LM Ericsson ADR	16,570	140,514
Juniper Networks, Inc.	3,472	138,637
Nokia Oyj ADR	24,782	128,371
Ciena Corp.*	1,563	127,119
Extreme Networks, Inc.*	3,172	56,937
Viavi Solutions, Inc.*	5,505	55,435
Viasat, Inc.*	3,791	55,349
Applied Digital Corp.*,1	4,118	41,468
Total Telecommunications		2,004,182
Commercial Services - 2.2%
PayPal Holdings, Inc.*	4,113	305,678
Paylocity Holding Corp.*	450	81,536
Total Commercial Services		387,214
Computers - 1.4%
Okta, Inc.*	1,507	150,655
Lumentum Holdings, Inc.*	991	94,204
Total Computers		244,859
Real Estate - 1.2%
CoStar Group, Inc.*	2,555	205,422
Entertainment - 1.0%
DraftKings, Inc. — Class A*	4,077	174,863
Investment Companies - 0.5%
Core Scientific, Inc.*	5,311	90,659
Electronics - 0.3%
Applied Optoelectronics, Inc.*	1,937	49,761
Healthcare-Services - 0.3%
Teladoc Health, Inc.*	5,669	49,377
Total Common Stocks
(Cost $8,464,342)		17,489,063

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$62,048	62,048
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	26,774	26,774
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	25,853	25,853
Total Repurchase Agreements
(Cost $114,675)		114,675

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	76,737	$76,737
Total Securities Lending Collateral
(Cost $76,737)		76,737
Total Investments - 100.3%
(Cost $8,655,754)		$17,680,475
Other Assets & Liabilities, net - (0.3)%		(57,918)
Total Net Assets - 100.0%		$17,622,557

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,489,063	$—	$—	$17,489,063
Repurchase Agreements	—	114,675	—	114,675
Securities Lending Collateral	76,737	—	—	76,737
Total Assets	$17,565,800	$114,675	$—	$17,680,475

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 19.5%
McDonald’s Corp.	1,480	$432,411
Starbucks Corp.	3,310	303,295
Chipotle Mexican Grill, Inc. — Class A*	4,931	276,876
Yum! Brands, Inc.	1,337	198,117
Darden Restaurants, Inc.	705	153,669
Restaurant Brands International, Inc.	1,766	117,068
Yum China Holdings, Inc.	2,565	114,681
Domino’s Pizza, Inc.	252	113,551
Texas Roadhouse, Inc. — Class A	573	107,386
Dutch Bros, Inc. — Class A*	1,429	97,701
Cava Group, Inc.*	1,080	90,968
Brinker International, Inc.*	483	87,099
Wingstop, Inc.	227	76,440
Shake Shack, Inc. — Class A*	540	75,924
Cheesecake Factory, Inc.[1]	845	52,948
Cracker Barrel Old Country Store, Inc.	762	46,543
Wendy’s Co.	3,630	41,455
Sweetgreen, Inc. — Class A*	2,685	39,953
Papa John’s International, Inc.	750	36,705
Dave & Buster’s Entertainment, Inc.*	894	26,891
Bloomin’ Brands, Inc.	2,744	23,626
Jack in the Box, Inc.*	880	15,365
Krispy Kreme, Inc.*,1	4,154	12,088
Total Retail		2,540,760
Internet - 18.6%
Netflix, Inc.*	565	756,608
DoorDash, Inc. — Class A*	1,249	307,891
Airbnb, Inc. — Class A*	1,907	252,372
Booking Holdings, Inc.	42	243,148
Spotify Technology S.A.*	269	206,415
Sea Ltd. ADR*	984	157,381
Expedia Group, Inc.	824	138,992
Trip.com Group Ltd. ADR	2,236	131,119
Roku, Inc.*	1,341	117,861
MakeMyTrip Ltd.*	1,121	109,880
Total Internet		2,421,667
Media - 14.3%
Walt Disney Co.	3,761	466,402
Comcast Corp. — Class A	9,841	351,225
Charter Communications, Inc. — Class A*	485	198,273
Warner Bros Discovery, Inc.*	14,047	160,979
Fox Corp. — Class A	2,551	142,958
News Corp. — Class A	4,449	132,224
Liberty Broadband Corp. — Class C*	1,147	112,842
New York Times Co. — Class A	1,595	89,288
Paramount Global — Class B	6,888	88,855
Sirius XM Holdings, Inc.	2,849	65,442
Nexstar Media Group, Inc. — Class A	291	50,328
Total Media		1,858,816
Entertainment - 10.6%
Flutter Entertainment plc*	772	220,607
TKO Group Holdings, Inc.	942	171,397
Live Nation Entertainment, Inc.*	1,024	154,911
DraftKings, Inc. — Class A*	3,405	146,040
Warner Music Group Corp. — Class A	4,187	114,054
Light & Wonder, Inc. — Class A*	947	91,158
Churchill Downs, Inc.	768	77,568
Vail Resorts, Inc.	468	73,537
Caesars Entertainment, Inc.*	2,581	73,275
Red Rock Resorts, Inc. — Class A	1,296	67,431
Cinemark Holdings, Inc.	1,801	54,354
Penn Entertainment, Inc.*	2,883	51,519
Six Flags Entertainment Corp.*	1,646	50,088
United Parks & Resorts, Inc.*	763	35,975
Total Entertainment		1,381,914
Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	923	245,832
Marriott International, Inc. — Class A	878	239,878
Las Vegas Sands Corp.	2,676	116,433
Hyatt Hotels Corp. — Class A	797	111,301
Wynn Resorts Ltd.	912	85,427
MGM Resorts International*	2,308	79,372
Wyndham Hotels & Resorts, Inc.	923	74,957
Boyd Gaming Corp.	834	65,244
Choice Hotels International, Inc.[1]	386	48,975
Total Lodging		1,067,419
Leisure Time - 7.9%
Royal Caribbean Cruises Ltd.	906	283,705
Carnival Corp.*	6,762	190,147
Viking Holdings Ltd.*	2,489	132,639
Norwegian Cruise Line Holdings Ltd.*	4,707	95,458
Planet Fitness, Inc. — Class A*	677	73,827
Brunswick Corp.	1,031	56,952
Peloton Interactive, Inc. — Class A*	7,068	49,052
YETI Holdings, Inc.*	1,548	48,793
Harley-Davidson, Inc.	2,018	47,625
Polaris, Inc.	1,074	43,658
Total Leisure Time		1,021,856
Agriculture - 7.2%
Philip Morris International, Inc.	2,815	512,696
Altria Group, Inc.	5,125	300,479
British American Tobacco plc ADR	2,530	119,745
Total Agriculture		932,920
Software - 6.0%
ROBLOX Corp. — Class A*	2,473	260,160
Take-Two Interactive Software, Inc.*	827	200,837
Electronic Arts, Inc.	1,243	198,507
NetEase, Inc. ADR	899	120,987
Total Software		780,491
Beverages - 4.2%
Constellation Brands, Inc. — Class A	874	142,182

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Beverages - 4.2% (continued)
Anheuser-Busch InBev S.A. ADR[1]	1,583	$108,784
Brown-Forman Corp. — Class B	3,994	107,479
Diageo plc ADR	1,005	101,344
Molson Coors Beverage Co. — Class B	1,806	86,850
Total Beverages		546,639
Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	1,326	97,885
Mattel, Inc.*	3,902	76,948
Total Toys, Games & Hobbies		174,833
Food Service - 0.8%
Aramark	2,442	102,247
Telecommunications - 0.8%
EchoStar Corp. — Class A*	3,473	96,202
Total Common Stocks
(Cost $8,708,794)		12,925,764

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$13,516	13,516
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	5,832	5,832
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	5,632	5,632
Total Repurchase Agreements
(Cost $24,980)		24,980

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	106,358	106,358
Total Securities Lending Collateral
(Cost $106,358)		106,358
Total Investments - 100.4%
(Cost $8,840,132)		$13,057,102
Other Assets & Liabilities, net - (0.4)%		(47,609)
Total Net Assets - 100.0%		$13,009,493

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,925,764	$—	$—	$12,925,764
Repurchase Agreements	—	24,980	—	24,980
Securities Lending Collateral	106,358	—	—	106,358
Total Assets	$13,032,122	$24,980	$—	$13,057,102

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Mining - 99.5%
Newmont Corp.	169,568	$9,879,032
Freeport-McMoRan, Inc.	225,435	9,772,607
Agnico Eagle Mines Ltd.	77,243	9,186,510
Wheaton Precious Metals Corp.	85,641	7,690,562
Barrick Mining Corp.	342,346	7,127,644
Kinross Gold Corp.	308,844	4,827,232
Franco-Nevada Corp.	28,819	4,724,011
Gold Fields Ltd. ADR	191,093	4,523,171
Anglogold Ashanti plc	98,894	4,506,600
Alamos Gold, Inc. — Class A	148,146	3,934,758
Pan American Silver Corp.	134,525	3,820,510
Royal Gold, Inc.	17,556	3,122,159
Coeur Mining, Inc.*	303,552	2,689,473
Harmony Gold Mining Company Ltd. ADR	189,517	2,647,553
OR Royalties, Inc.	100,839	2,592,571
Eldorado Gold Corp.*	118,107	2,402,296
IAMGOLD Corp.*	325,629	2,393,373
First Majestic Silver Corp.	286,007	2,365,278
Hecla Mining Co.	380,472	2,279,027
New Gold, Inc.*	440,952	2,182,712
Sibanye Stillwater Ltd. ADR*,1	287,549	2,076,104
Sandstorm Gold Ltd.	211,940	1,992,236
SSR Mining, Inc.*	152,161	1,938,531
B2Gold Corp.	505,643	1,825,371
Equinox Gold Corp.*	312,974	1,799,601
MAG Silver Corp.	82,523	1,743,711
Fortuna Mining Corp.*	251,573	1,645,287
Centerra Gold, Inc.	205,762	1,483,544
Seabridge Gold, Inc.*	95,570	1,387,676
Endeavour Silver Corp.*	267,082	1,314,043
Novagold Resources, Inc.*	258,982	1,059,236
Silvercorp Metals, Inc.	219,878	927,885
McEwen Mining, Inc.*	84,353	810,632
Perpetua Resources Corp.*	47,641	578,362
Total Mining		113,249,298
Total Common Stocks
(Cost $65,476,318)		113,249,298

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$408,833	408,833
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	176,412	176,412
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	170,347	170,347
Total Repurchase Agreements
(Cost $755,592)		755,592

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	167	167
Total Securities Lending Collateral
(Cost $167)		167
Total Investments - 100.2%
(Cost $66,232,077)		$114,005,057
Other Assets & Liabilities, net - (0.2)%		(225,258)
Total Net Assets - 100.0%		$113,779,799

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$113,249,298	$—	$—	$113,249,298
Repurchase Agreements	—	755,592	—	755,592
Securities Lending Collateral	167	—	—	167
Total Assets	$113,249,465	$755,592	$—	$114,005,057

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.1%
REITs - 90.2%
REITs-Diversified - 23.3%
American Tower Corp. — Class A	304	$67,190
Digital Realty Trust, Inc.	286	49,858
Equinix, Inc.	56	44,546
Crown Castle, Inc.	432	44,379
VICI Properties, Inc.	1,179	38,435
SBA Communications Corp.	131	30,764
Weyerhaeuser Co.	1,067	27,411
WP Carey, Inc.	383	23,892
Lamar Advertising Co. — Class A	189	22,937
Gaming and Leisure Properties, Inc.	488	22,780
Vornado Realty Trust	429	16,405
EPR Properties[1]	235	13,691
National Storage Affiliates Trust	388	12,412
Broadstone Net Lease, Inc.	698	11,203
PotlatchDeltic Corp.	288	11,051
Outfront Media, Inc.	623	10,167
Uniti Group, Inc.*	1,410	6,091
Total REITs-Diversified		453,212
REITs-Apartments - 11.3%
AvalonBay Communities, Inc.	170	34,595
Equity Residential	473	31,923
Invitation Homes, Inc.	848	27,814
Mid-America Apartment Communities, Inc.	182	26,938
UDR, Inc.	580	23,681
Camden Property Trust	196	22,087
American Homes 4 Rent — Class A	607	21,895
Essex Property Trust, Inc.	65	18,421
Independence Realty Trust, Inc.	732	12,949
Total REITs-Apartments		220,303
REITs-Health Care - 11.0%
Welltower, Inc.	428	65,796
Ventas, Inc.	550	34,733
Healthpeak Properties, Inc.	1,306	22,868
Omega Healthcare Investors, Inc.	583	21,367
CareTrust REIT, Inc.	532	16,279
American Healthcare REIT, Inc.	438	16,092
Healthcare Realty Trust, Inc.	1,005	15,939
Sabra Health Care REIT, Inc.	740	13,646
Medical Properties Trust, Inc.[1]	1,995	8,599
Total REITs-Health Care		215,319
REITs-Warehouse/Industries - 8.7%
Prologis, Inc.	612	64,334
Rexford Industrial Realty, Inc.	522	18,568
STAG Industrial, Inc.	471	17,088
First Industrial Realty Trust, Inc.	336	16,172
Terreno Realty Corp.	271	15,195
EastGroup Properties, Inc.	87	14,539
Americold Realty Trust, Inc.	838	13,936
Lineage, Inc.[1]	235	10,227
Total REITs-Warehouse/Industries		170,059
REITs-Shopping Centers - 7.1%
Kimco Realty Corp.	1,160	24,383
Regency Centers Corp.	335	23,862
Federal Realty Investment Trust	195	18,523
Brixmor Property Group, Inc.	709	18,462
Kite Realty Group Trust	643	14,564
Phillips Edison & Company, Inc.	409	14,327
Urban Edge Properties	537	10,020
Acadia Realty Trust	534	9,916
SITE Centers Corp.	426	4,818
Total REITs-Shopping Centers		138,875
REITs-Storage - 7.0%
Public Storage	152	44,600
Extra Space Storage, Inc.	245	36,123
Iron Mountain, Inc.	348	35,694
CubeSmart	474	20,145
Total REITs-Storage		136,562
REITs-Office Property - 6.5%
Alexandria Real Estate Equities, Inc.	317	23,024
BXP, Inc.[1]	304	20,511
Cousins Properties, Inc.	485	14,565
SL Green Realty Corp.	217	13,432
Kilroy Realty Corp.[1]	373	12,798
Highwoods Properties, Inc.	377	11,721
COPT Defense Properties	409	11,280
Douglas Emmett, Inc.[1]	676	10,167
LXP Industrial Trust	1,192	9,846
Total REITs-Office Property		127,344
REITs-Single Tenant - 5.1%
Realty Income Corp.	817	47,067
NNN REIT, Inc.	434	18,740
Agree Realty Corp.	249	18,192
Essential Properties Realty Trust, Inc.	514	16,402
Total REITs-Single Tenant		100,401
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	291	46,781
Macerich Co.	819	13,251
Tanger, Inc.	398	12,171
Total REITs-Regional Malls		72,203
REITs-Hotels - 3.7%
Host Hotels & Resorts, Inc.	1,369	21,028
Ryman Hospitality Properties, Inc.	162	15,985
Apple Hospitality REIT, Inc.[1]	883	10,305
Park Hotels & Resorts, Inc.	870	8,900
Sunstone Hotel Investors, Inc.	972	8,437
Pebblebrook Hotel Trust	729	7,283
Total REITs-Hotels		71,938
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	208	26,310
Equity LifeStyle Properties, Inc.	342	21,091
Total REITs-Manufactured Homes		47,401
Specialized REITs - 0.4%
DiamondRock Hospitality Co.	1,059	8,112
Total REITs		1,761,729

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Real Estate - 7.4%
Real Estate Management/Services - 7.4%
CBRE Group, Inc. — Class A*	301	$42,176
CoStar Group, Inc.*	460	36,984
Jones Lang LaSalle, Inc.*	69	17,649
Compass, Inc. — Class A*	1,896	11,907
Newmark Group, Inc. — Class A	921	11,190
Cushman & Wakefield plc*	946	10,472
Redfin Corp.*,1	691	7,733
eXp World Holdings, Inc.	612	5,569
Total Real Estate Management/Services		143,680
Total Real Estate		143,680
Internet - 1.5%
E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	358	25,078
Opendoor Technologies, Inc.*,1	6,674	3,557
Total E-Commerce/Services		28,635
Total Internet		28,635
Total Common Stocks
(Cost $1,353,525)		1,934,044

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$2,235	2,235
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	964	964
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	931	931
Total Repurchase Agreements
(Cost $4,130)		4,130

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	76,370	76,370
Total Securities Lending Collateral
(Cost $76,370)		76,370
Total Investments - 103.2%
(Cost $1,434,025)		$2,014,544
Other Assets & Liabilities, net - (3.2)%		(62,242)
Total Net Assets - 100.0%		$1,952,302

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,934,044	$—	$—	$1,934,044
Repurchase Agreements	—	4,130	—	4,130
Securities Lending Collateral	76,370	—	—	76,370
Total Assets	$2,010,414	$4,130	$—	$2,014,544

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 100.0%
Retail - 68.7%
Walmart, Inc.	3,150	$308,007
Costco Wholesale Corp.	308	304,902
TJX Companies, Inc.	2,306	284,768
Home Depot, Inc.	763	279,746
Lowe’s Companies, Inc.	1,221	270,903
O’Reilly Automotive, Inc.*	2,352	211,986
Carvana Co.*	617	207,904
Target Corp.	1,644	162,181
Ross Stores, Inc.	1,202	153,351
Tractor Supply Co.	2,446	129,075
Dollar General Corp.	1,090	124,674
AutoZone, Inc.*	31	115,079
Ulta Beauty, Inc.*	242	113,212
Williams-Sonoma, Inc.	682	111,418
Dollar Tree, Inc.*	1,107	109,637
Genuine Parts Co.	823	99,838
Dick’s Sporting Goods, Inc.	500	98,905
GameStop Corp. — Class A*	3,821	93,194
Burlington Stores, Inc.*	399	92,823
BJ’s Wholesale Club Holdings, Inc.*	843	90,901
Best Buy Company, Inc.	1,272	85,389
CarMax, Inc.*	1,173	78,837
Ollie’s Bargain Outlet Holdings, Inc.*	556	73,270
Walgreens Boots Alliance, Inc.*	6,113	70,177
Floor & Decor Holdings, Inc. — Class A*	897	68,136
Bath & Body Works, Inc.	2,203	66,002
Five Below, Inc.*	503	65,984
AutoNation, Inc.*	327	64,959
Gap, Inc.	2,644	57,666
Murphy USA, Inc.	136	55,325
Urban Outfitters, Inc.*	749	54,333
Boot Barn Holdings, Inc.*	333	50,616
Abercrombie & Fitch Co. — Class A*	597	49,462
Lithia Motors, Inc. — Class A	138	46,619
Signet Jewelers Ltd.	544	43,275
RH*	226	42,716
Macy’s, Inc.	3,606	42,046
Academy Sports & Outdoors, Inc.	921	41,270
Advance Auto Parts, Inc.	829	38,540
Foot Locker, Inc.*	1,515	37,118
National Vision Holdings, Inc.*	1,463	33,664
American Eagle Outfitters, Inc.	3,057	29,408
Victoria’s Secret & Co.*,1	1,548	28,669
Kohl’s Corp.[1]	2,721	23,074
ODP Corp.*	962	17,441
Total Retail		4,626,500
Internet - 26.8%
Amazon.com, Inc.*	3,111	682,522
Coupang, Inc.*	5,893	176,554
PDD Holdings, Inc. ADR*	1,653	173,003
Alibaba Group Holding Ltd. ADR	1,407	159,568
MercadoLibre, Inc.*	56	146,363
eBay, Inc.	1,883	140,208
JD.com, Inc. ADR	3,589	117,145
Chewy, Inc. — Class A*	2,250	95,895
Wayfair, Inc. — Class A*	1,256	64,232
Etsy, Inc.*	1,005	50,411
Total Internet		1,805,901
Distribution & Wholesale - 2.3%
Pool Corp.	264	76,951
LKQ Corp.	1,984	73,428
Total Distribution & Wholesale		150,379
Software - 1.4%
Global-e Online Ltd*	2,858	95,857
Commercial Services - 0.8%
Valvoline, Inc.*	1,437	54,419
Total Common Stocks
(Cost $3,719,411)		6,733,056

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$17,978	17,978
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	7,758	7,758
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	7,491	7,491
Total Repurchase Agreements
(Cost $33,227)		33,227

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	25,849	25,849
Total Securities Lending Collateral
(Cost $25,849)		25,849
Total Investments - 100.9%
(Cost $3,778,487)		$6,792,132
Other Assets & Liabilities, net - (0.9)%		(57,705)
Total Net Assets - 100.0%		$6,734,427

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,733,056	$—	$—	$6,733,056
Repurchase Agreements	—	33,227	—	33,227
Securities Lending Collateral	25,849	—	—	25,849
Total Assets	$6,758,905	$33,227	$—	$6,792,132

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 31.6%
Microsoft Corp.	6,731	$3,348,067
Oracle Corp.	4,606	1,007,010
Palantir Technologies, Inc. — Class A*	7,373	1,005,087
Salesforce, Inc.	3,185	868,518
Intuit, Inc.	1,015	799,444
ServiceNow, Inc.*	765	786,481
Adobe, Inc.*	1,724	666,981
MicroStrategy, Inc. — Class A*	1,445	584,112
AppLovin Corp. — Class A*	1,468	513,917
Cadence Design Systems, Inc.*	1,602	493,656
Synopsys, Inc.*	951	487,559
ROBLOX Corp. — Class A*	4,415	464,458
Cloudflare, Inc. — Class A*	2,297	449,822
Autodesk, Inc.*	1,439	445,471
Snowflake, Inc. — Class A*	1,990	445,302
Workday, Inc. — Class A*	1,753	420,720
Roper Technologies, Inc.	736	417,194
Atlassian Corp. — Class A*	2,024	411,054
Datadog, Inc. — Class A*	2,739	367,930
Take-Two Interactive Software, Inc.*	1,474	357,961
Electronic Arts, Inc.	2,216	353,895
NetEase, Inc. ADR	2,425	326,357
ANSYS, Inc.*	858	301,347
Zoom Communications, Inc. — Class A*	3,237	252,421
Samsara, Inc. — Class A*	6,185	246,039
PTC, Inc.*	1,422	245,067
Nutanix, Inc. — Class A*	3,202	244,761
Twilio, Inc. — Class A*	1,874	233,051
Guidewire Software, Inc.*	986	232,154
Dynatrace, Inc.*	3,998	220,730
HubSpot, Inc.*	395	219,869
MongoDB, Inc.*	1,038	217,970
DocuSign, Inc.*	2,744	213,730
Monday.com Ltd.*	632	198,751
Manhattan Associates, Inc.*	945	186,609
Akamai Technologies, Inc.*	2,280	181,853
IonQ, Inc.*,1	3,992	171,536
Dropbox, Inc. — Class A*	5,245	150,007
Confluent, Inc. — Class A*	5,900	147,087
Unity Software, Inc.*	5,970	144,474
Gitlab, Inc. — Class A*	3,081	138,984
SoundHound AI, Inc. — Class A*,1	10,971	117,719
ZoomInfo Technologies, Inc. — Class A*	9,132	92,416
Total Software		19,177,571
Semiconductors - 27.3%
NVIDIA Corp.	21,682	3,425,539
Broadcom, Inc.	7,252	1,999,014
Advanced Micro Devices, Inc.*	6,266	889,145
Texas Instruments, Inc.	3,643	756,360
QUALCOMM, Inc.	4,479	713,326
Applied Materials, Inc.	3,638	666,009
Micron Technology, Inc.	5,315	655,074
Lam Research Corp.	6,359	618,985
Analog Devices, Inc.	2,489	592,432
KLA Corp.	661	592,084
Intel Corp.*	23,462	525,549
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,175	492,616
NXP Semiconductor N.V.	2,164	472,812
Marvell Technology, Inc.	5,947	460,298
ARM Holdings plc ADR*	2,785	450,446
ASML Holding N.V. — Class G	557	446,374
Microchip Technology, Inc.	4,798	337,635
STMicroelectronics N.V. — Class Y1	10,785	327,972
ON Semiconductor Corp.*	4,734	248,109
Teradyne, Inc.	2,344	210,772
Monolithic Power Systems, Inc.	267	195,278
Entegris, Inc.	2,344	189,044
Skyworks Solutions, Inc.	2,466	183,766
Astera Labs, Inc.*	2,019	182,558
Qorvo, Inc.*	1,822	154,706
Rambus, Inc.*	2,263	144,877
MKS, Inc.	1,433	142,383
Lattice Semiconductor Corp.*	2,826	138,446
Cirrus Logic, Inc.*	1,096	114,264
GLOBALFOUNDRIES, Inc.*	2,820	107,724
Axcelis Technologies, Inc.*	1,160	80,840
Impinj, Inc.*	517	57,423
Total Semiconductors		16,571,860
Computers - 16.5%
Apple, Inc.	14,673	3,010,459
International Business Machines Corp.	3,104	914,997
Crowdstrike Holdings, Inc. — Class A*	1,189	605,570
Dell Technologies, Inc. — Class C	3,922	480,837
Fortinet, Inc.*	4,247	448,993
Accenture plc — Class A	1,195	357,174
Check Point Software Technologies Ltd.*	1,538	340,283
Cognizant Technology Solutions Corp. — Class A	4,224	329,599
Infosys Ltd. ADR	17,748	328,870
Seagate Technology Holdings plc	2,222	320,701
Zscaler, Inc.*	963	302,324
Hewlett Packard Enterprise Co.	14,591	298,386
Super Micro Computer, Inc.*	5,801	284,307
Western Digital Corp.	4,253	272,149
HP, Inc.	10,519	257,295
CyberArk Software Ltd.*	621	252,673
NetApp, Inc.	2,367	252,204
Pure Storage, Inc. — Class A*	4,056	233,544
Okta, Inc.*	2,245	224,433
Lumentum Holdings, Inc.*	1,480	140,689
Sandisk Corp.*	3,064	138,952
Varonis Systems, Inc.*	2,512	127,484
Rigetti Computing, Inc.*,1	8,523	101,083
Total Computers		10,023,006
Internet - 14.5%
Alphabet, Inc. — Class A	14,244	2,510,220
Meta Platforms, Inc. — Class A	3,272	2,415,031
Palo Alto Networks, Inc.*	3,081	630,496
Shopify, Inc. — Class A*	3,551	409,608

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Internet - 14.5% (continued)
Sea Ltd. ADR*	2,286	$365,623
Baidu, Inc. ADR*	3,853	330,433
Reddit, Inc. — Class A*	1,995	300,387
GoDaddy, Inc. — Class A*	1,520	273,691
Pinterest, Inc. — Class A*	7,473	267,982
CDW Corp.	1,480	264,313
VeriSign, Inc.	905	261,364
F5, Inc.*	754	221,917
Gen Digital, Inc.	7,142	209,975
Snap, Inc. — Class A*	21,241	184,584
Match Group, Inc.	4,862	150,187
Total Internet		8,795,811
Telecommunications - 4.2%
Cisco Systems, Inc.	12,625	875,923
Arista Networks, Inc.*	5,367	549,098
Motorola Solutions, Inc.	1,079	453,676
Corning, Inc.	6,707	352,721
Credo Technology Group Holding Ltd.*	2,321	214,901
InterDigital, Inc.	395	88,571
Total Telecommunications		2,534,890
Electronics - 3.6%
Amphenol Corp. — Class A	6,069	599,314
TE Connectivity plc	1,978	333,629
Keysight Technologies, Inc.*	1,747	286,263
Jabil, Inc.	1,288	280,913
Flex Ltd.*	4,955	247,354
Trimble, Inc.*	3,093	235,006
Coherent Corp.*	2,338	208,573
Total Electronics		2,191,052
Investment Companies - 0.8%
Core Scientific, Inc.*	7,920	135,194
MARA Holdings, Inc.*	7,839	122,916
Riot Platforms, Inc.*	9,648	109,022
Cleanspark, Inc.*,1	9,005	99,325
Total Investment Companies		466,457
Energy-Alternate Sources - 0.5%
First Solar, Inc.*	1,340	221,824
Enphase Energy, Inc.*	2,919	115,738
Total Energy-Alternate Sources		337,562
Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	678	209,068
Electrical Components & Equipment - 0.2%
Universal Display Corp.	702	108,431
Total Common Stocks
(Cost $28,847,249)		60,415,708

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$144,266	144,266
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	62,251	62,251
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	60,111	60,111
Total Repurchase Agreements
(Cost $266,628)		266,628

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	215,245	215,245
Total Securities Lending Collateral
(Cost $215,245)		215,245
Total Investments - 100.3%
(Cost $29,329,122)		$60,897,581
Other Assets & Liabilities, net - (0.3)%		(168,687)
Total Net Assets - 100.0%		$60,728,894

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,415,708	$—	$—	$60,415,708
Repurchase Agreements	—	266,628	—	266,628
Securities Lending Collateral	215,245	—	—	215,245
Total Assets	$60,630,953	$266,628	$—	$60,897,581

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 98.9%
Telecommunications - 72.8%
Cisco Systems, Inc.	9,399	$652,103
AT&T, Inc.	20,437	591,447
Verizon Communications, Inc.	12,174	526,769
T-Mobile US, Inc.	1,805	430,059
Arista Networks, Inc.*	3,994	408,626
Motorola Solutions, Inc.	747	314,084
Juniper Networks, Inc.	5,507	219,895
AST SpaceMobile, Inc.*,1	4,624	216,080
Ciena Corp.*	2,480	201,698
EchoStar Corp. — Class A*	6,597	182,737
Frontier Communications Parent, Inc.*	4,738	172,463
Telefonaktiebolaget LM Ericsson ADR	18,893	160,213
Vodafone Group plc ADR	14,468	154,229
BCE, Inc.	6,650	147,430
Rogers Communications, Inc. — Class B	4,862	144,207
TELUS Corp.[1]	8,773	140,894
Nokia Oyj ADR	26,672	138,161
America Movil SAB de CV ADR	7,676	137,707
Telephone & Data Systems, Inc.	3,027	107,701
Calix, Inc.*	1,985	105,582
Iridium Communications, Inc.	3,259	98,324
Lumen Technologies, Inc.*	22,004	96,378
Extreme Networks, Inc.*	5,031	90,306
Viavi Solutions, Inc.*	8,731	87,921
Viasat, Inc.*	6,011	87,761
CommScope Holding Company, Inc.*	10,355	85,739
InterDigital, Inc.	327	73,323
Gogo, Inc.*	4,444	65,238
Harmonic, Inc.*	6,171	58,439
Globalstar, Inc.*	2,329	54,848
Total Telecommunications		5,950,362
Media - 14.9%
Comcast Corp. — Class A	13,098	467,468
Charter Communications, Inc. — Class A*	829	338,903
Liberty Broadband Corp. — Class C*	2,178	214,272
Liberty Global Ltd. — Class A*	14,094	141,081
Liberty Latin America Ltd. — Class C*	8,967	55,775
Total Media		1,217,499
Internet - 6.1%
Roku, Inc.*	2,546	223,768
F5, Inc.*	629	185,127
Cogent Communications Holdings, Inc.	1,771	85,380
Total Internet		494,275
Computers - 2.8%
Lumentum Holdings, Inc.*	1,572	149,434
NetScout Systems, Inc.*	3,113	77,234
Total Computers		226,668
Software - 1.3%
Nice Ltd. ADR*	656	110,805
Electronics - 1.0%
Applied Optoelectronics, Inc.*	3,073	78,945
Total Common Stocks
(Cost $6,619,208)		8,078,554

	Shares
SECURITIES LENDING COLLATERAL†,2 - 1.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[3]	132,346	132,346
Total Securities Lending Collateral
(Cost $132,346)		132,346
Total Investments - 100.5%
(Cost $6,751,554)		$8,210,900
Other Assets & Liabilities, net - (0.5)%		(38,208)
Total Net Assets - 100.0%		$8,172,692

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,078,554	$—	$—	$8,078,554
Securities Lending Collateral	132,346	—	—	132,346
Total Assets	$8,210,900	$—	$—	$8,210,900

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Transportation - 39.4%
Union Pacific Corp.	1,181	$271,724
United Parcel Service, Inc. — Class B	2,109	212,882
CSX Corp.	5,547	180,999
Norfolk Southern Corp.	689	176,363
FedEx Corp.	717	162,981
Old Dominion Freight Line, Inc.	786	127,568
Expeditors International of Washington, Inc.	792	90,486
XPO, Inc.*	694	87,645
Canadian Pacific Kansas City Ltd.	1,061	84,105
Canadian National Railway Co.	795	82,712
Star Bulk Carriers Corp.[1]	4,710	81,247
ZTO Express Cayman, Inc. ADR	4,545	80,674
ZIM Integrated Shipping Services Ltd.	4,972	79,999
TFI International, Inc.	884	79,268
J.B. Hunt Transport Services, Inc.	541	77,688
CH Robinson Worldwide, Inc.	802	76,952
Golden Ocean Group Ltd.[1]	10,086	73,830
Saia, Inc.*	233	63,840
Knight-Swift Transportation Holdings, Inc.	1,378	60,949
Ryder System, Inc.	370	58,830
Kirby Corp.*	512	58,066
Matson, Inc.	386	42,981
Landstar System, Inc.	281	39,065
Hub Group, Inc. — Class A	971	32,461
ArcBest Corp.	397	30,573
Werner Enterprises, Inc.	1,064	29,111
Forward Air Corp.*	711	17,448
Total Transportation		2,460,447
Auto Manufacturers - 24.0%
Tesla, Inc.*	2,146	681,698
General Motors Co.	3,229	158,899
Ford Motor Co.	14,202	154,092
Ferrari N.V.	170	83,426
Stellantis N.V.[1]	8,108	81,323
Rivian Automotive, Inc. — Class A*	5,785	79,486
NIO, Inc. ADR*,1	22,674	77,772
Li Auto, Inc. ADR*,1	2,864	77,643
Toyota Motor Corp. ADR	442	76,139
Lucid Group, Inc.*,1	13,946	29,426
Total Auto Manufacturers		1,499,904
Airlines - 11.5%
Delta Air Lines, Inc.	2,673	131,458
United Airlines Holdings, Inc.*	1,519	120,958
Southwest Airlines Co.	3,046	98,812
Ryanair Holdings plc ADR	1,437	82,872
Copa Holdings S.A. — Class A	746	82,038
American Airlines Group, Inc.*	5,659	63,494
Alaska Air Group, Inc.*	1,133	56,061
SkyWest, Inc.*	429	44,174
JetBlue Airways Corp.*	5,624	23,789
Allegiant Travel Co. — Class A*	306	16,815
Total Airlines		720,471
Auto Parts & Equipment - 11.3%
Mobileye Global, Inc. — Class A*	5,119	92,040
Autoliv, Inc.	735	82,247
Aptiv plc*	1,202	82,000
Magna International, Inc.	2,103	81,197
BorgWarner, Inc.	1,861	62,306
Lear Corp.	548	52,049
Gentex Corp.	2,288	50,313
QuantumScape Corp.*	7,075	47,544
Goodyear Tire & Rubber Co.*	3,504	36,336
Visteon Corp.*	387	36,107
Dorman Products, Inc.*	264	32,385
Adient plc*	1,506	29,307
Fox Factory Holding Corp.*	850	22,049
Total Auto Parts & Equipment		705,880
Internet - 7.8%
Uber Technologies, Inc.*	3,623	338,026
Grab Holdings Ltd. — Class A*	18,350	92,300
Lyft, Inc. — Class A*	3,712	58,501
Total Internet		488,827
Commercial Services - 2.0%
GXO Logistics, Inc.*	1,159	56,443
Avis Budget Group, Inc.*	264	44,629
Hertz Global Holdings, Inc.*,1	3,256	22,239
Total Commercial Services		123,311
Home Builders - 1.1%
Thor Industries, Inc.	553	49,112
Winnebago Industries, Inc.	661	19,169
Total Home Builders		68,281
Aerospace & Defense - 0.9%
Joby Aviation, Inc.*,1	5,063	53,415
Building Materials - 0.8%
Modine Manufacturing Co.*	522	51,417
Leisure Time - 0.6%
Harley-Davidson, Inc.	1,531	36,132
Retail - 0.5%
Patrick Industries, Inc.	353	32,571
Total Common Stocks
(Cost $3,646,597)		6,240,656

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$22,818	22,818
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	9,846	9,846
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	9,508	9,508
Total Repurchase Agreements
(Cost $42,172)		42,172

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 6.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	383,865	$383,865
Total Securities Lending Collateral
(Cost $383,865)		383,865
Total Investments - 106.7%
(Cost $4,072,634)		$6,666,693
Other Assets & Liabilities, net - (6.7)%		(415,804)
Total Net Assets - 100.0%		$6,250,889

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,240,656	$—	$—	$6,240,656
Repurchase Agreements	—	42,172	—	42,172
Securities Lending Collateral	383,865	—	—	383,865
Total Assets	$6,624,521	$42,172	$—	$6,666,693

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 87.6%
NextEra Energy, Inc.	17,869	$1,240,466
Constellation Energy Corp.	3,408	1,099,966
Southern Co.	11,789	1,082,584
Duke Energy Corp.	8,706	1,027,308
Vistra Corp.	4,635	898,309
American Electric Power Company, Inc.	7,674	796,254
Sempra	9,925	752,017
Dominion Energy, Inc.	13,263	749,625
Public Service Enterprise Group, Inc.	8,366	704,250
Exelon Corp.	16,212	703,925
Xcel Energy, Inc.	9,773	665,541
Entergy Corp.	7,671	637,614
Consolidated Edison, Inc.	6,302	632,406
WEC Energy Group, Inc.	5,870	611,654
NRG Energy, Inc.	3,796	609,562
PG&E Corp.	42,326	590,024
Ameren Corp.	5,682	545,699
CenterPoint Energy, Inc.	14,413	529,534
DTE Energy Co.	3,921	519,376
PPL Corp.	15,300	518,517
Eversource Energy	7,969	506,988
FirstEnergy Corp.	12,336	496,647
Edison International	9,405	485,298
CMS Energy Corp.	6,924	479,695
Evergy, Inc.	6,174	425,574
Alliant Energy Corp.	6,907	417,666
National Grid plc ADR[1]	5,120	380,979
Fortis, Inc.	7,769	370,814
Brookfield Renewable Corp.	10,617	348,025
Pinnacle West Capital Corp.	3,863	345,623
OGE Energy Corp.	7,171	318,249
Talen Energy Corp.*	990	287,862
AES Corp.	26,129	274,877
IDACORP, Inc.	2,311	266,805
Clearway Energy, Inc. — Class C	8,333	266,656
Ormat Technologies, Inc.	2,919	244,496
Oklo, Inc.*,1	4,278	239,525
TXNM Energy, Inc.	4,105	231,194
Portland General Electric Co.	5,497	223,343
Northwestern Energy Group, Inc.	3,648	187,142
Otter Tail Corp.	2,141	165,050
Hawaiian Electric Industries, Inc.*	13,681	145,429
MGE Energy, Inc.	892	78,889
Total Electric		22,101,457
Gas - 8.0%
Atmos Energy Corp.	3,418	526,748
NiSource, Inc.	11,617	468,630
UGI Corp.	8,171	297,588
National Fuel Gas Co.	3,461	293,181
ONE Gas, Inc.	3,098	222,622
MDU Resources Group, Inc.	11,849	197,523
Total Gas		2,006,292
Water - 3.5%
American Water Works Company, Inc.	3,978	553,380
Essential Utilities, Inc.	9,125	338,902
Total Water		892,282
Energy-Alternate Sources - 0.4%
XPLR Infrastructure, LP*	11,077	90,831
Total Common Stocks
(Cost $18,622,120)		25,090,862

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$18,312	18,312
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	7,902	7,902
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	7,630	7,630
Total Repurchase Agreements
(Cost $33,844)		33,844

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	373,971	373,971
Total Securities Lending Collateral
(Cost $373,971)		373,971
Total Investments - 101.1%
(Cost $19,029,935)		$25,498,677
Other Assets & Liabilities, net - (1.1)%		(275,205)
Total Net Assets - 100.0%		$25,223,472

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,090,862	$—	$—	$25,090,862
Repurchase Agreements	—	33,844	—	33,844
Securities Lending Collateral	373,971	—	—	373,971
Total Assets	$25,464,833	$33,844	$—	$25,498,677

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 90.0%
Financial - 24.4%
Goldman Sachs Group, Inc.	2,583	$1,828,118
Visa, Inc. — Class A	2,583	917,094
American Express Co.	2,583	823,925
JPMorgan Chase & Co.	2,583	748,838
Travelers Companies, Inc.	2,583	691,056
Total Financial		5,009,031
Technology - 17.9%
Microsoft Corp.	2,583	1,284,810
International Business Machines Corp.	2,583	761,417
Salesforce, Inc.	2,583	704,358
Apple, Inc.	2,583	529,954
NVIDIA Corp.	2,583	408,088
Total Technology		3,688,627
Consumer, Non-cyclical - 13.2%
UnitedHealth Group, Inc.	2,583	805,818
Amgen, Inc.	2,583	721,199
Procter & Gamble Co.	2,583	411,524
Johnson & Johnson	2,583	394,553
Merck & Company, Inc.	2,583	204,471
Coca-Cola Co.	2,583	182,747
Total Consumer, Non-cyclical		2,720,312
Industrial - 12.3%
Caterpillar, Inc.	2,583	1,002,747
Honeywell International, Inc.	2,583	601,529
Boeing Co.*	2,583	541,216
3M Co.	2,583	393,236
Total Industrial		2,538,728
Consumer, Cyclical - 10.4%
Home Depot, Inc.	2,583	947,031
McDonald’s Corp.	2,583	754,675
Walmart, Inc.	2,583	252,566
NIKE, Inc. — Class B	2,583	183,496
Total Consumer, Cyclical		2,137,768
Communications - 5.7%
Amazon.com, Inc.*	2,583	566,684
Walt Disney Co.	2,583	320,318
Cisco Systems, Inc.	2,583	179,209
Verizon Communications, Inc.	2,583	111,766
Total Communications		1,177,977
Basic Materials - 4.3%
Sherwin-Williams Co.	2,583	886,899
Energy - 1.8%
Chevron Corp.	2,583	369,860
Total Common Stocks
(Cost $12,473,919)		18,529,202

MUTUAL FUNDS† - 6.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	682,458
Guggenheim Strategy Fund II1	24,698	614,495
Total Mutual Funds
(Cost $1,285,414)		1,296,953

	Face Amount
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$54,000	53,957
4.23% due 09/18/25[3,4]	50,000	49,537
Total U.S. Treasury Bills
(Cost $103,492)		103,494

REPURCHASE AGREEMENTS††,5 - 3.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	341,411	341,411
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	147,319	147,319
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	142,255	142,255
Total Repurchase Agreements
(Cost $630,985)		630,985
Total Investments - 99.9%
(Cost $14,493,810)		$20,560,634
Other Assets & Liabilities, net - 0.1%		16,493
Total Net Assets - 100.0%		$20,577,127

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	4	Sep 2025	$887,520	$37,034

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	14	$605,086	$15,252
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	11	502,023	12,637
							$1,107,109	$27,889

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,529,202	$—	$—	$18,529,202
Mutual Funds	1,296,953	—	—	1,296,953
U.S. Treasury Bills	—	103,494	—	103,494
Repurchase Agreements	—	630,985	—	630,985
Equity Futures Contracts**	37,034	—	—	37,034
Equity Index Swap Agreements**	—	27,889	—	27,889
Total Assets	$19,863,189	$762,368	$—	$20,625,557

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$614,001	$–	$–	$–	$494	$614,495	24,698	$8,255
Guggenheim Ultra Short Duration Fund — Institutional Class	681,100	–	–	–	1,358	682,458	67,906	7,266
	$1,295,101	$–	$–	$–	$1,852	$1,296,953		$15,521

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 73.7%
Financial - 17.8%
Interactive Brokers Group, Inc. — Class A	1,291	$71,534
Equitable Holdings, Inc.	900	50,490
Fidelity National Financial, Inc.	773	43,334
East West Bancorp, Inc.	408	41,200
WP Carey, Inc. REIT	649	40,485
Reinsurance Group of America, Inc. — Class A	196	38,879
Unum Group	475	38,361
Gaming and Leisure Properties, Inc. REIT	814	37,998
Jones Lang LaSalle, Inc.*	141	36,065
RenaissanceRe Holdings Ltd.	144	34,978
Equity LifeStyle Properties, Inc. REIT	566	34,905
American Homes 4 Rent — Class A REIT	941	33,942
Annaly Capital Management, Inc. REIT	1,792	33,725
Carlyle Group, Inc.	631	32,433
Kinsale Capital Group, Inc.	66	31,937
Ally Financial, Inc.	819	31,900
First Horizon Corp.	1,503	31,864
Lamar Advertising Co. — Class A REIT	261	31,675
Stifel Financial Corp.	304	31,549
Omega Healthcare Investors, Inc. REIT	857	31,409
CubeSmart REIT	675	28,687
Evercore, Inc. — Class A	106	28,622
Houlihan Lokey, Inc.	159	28,612
Webster Financial Corp.	498	27,191
American Financial Group, Inc.	213	26,883
SouthState Corp.	292	26,873
Primerica, Inc.	97	26,546
Jefferies Financial Group, Inc.	483	26,415
Old Republic International Corp.	674	25,909
EastGroup Properties, Inc. REIT	155	25,904
Western Alliance Bancorporation	323	25,187
Pinnacle Financial Partners, Inc.	228	25,173
SEI Investments Co.	280	25,161
Rexford Industrial Realty, Inc. REIT	699	24,863
Wintrust Financial Corp.	198	24,548
Cullen/Frost Bankers, Inc.	190	24,422
NNN REIT, Inc.	557	24,051
Agree Realty Corp. REIT[1]	325	23,744
Brixmor Property Group, Inc. REIT	907	23,618
Comerica, Inc.	389	23,204
Zions Bancorp North America	437	22,698
Commerce Bancshares, Inc.	360	22,381
UMB Financial Corp.	211	22,189
Ryan Specialty Holdings, Inc.	319	21,689
Synovus Financial Corp.	412	21,321
Old National Bancorp	964	20,572
SLM Corp.	622	20,396
Voya Financial, Inc.	285	20,235
STAG Industrial, Inc. REIT	553	20,063
Prosperity Bancshares, Inc.	282	19,808
MGIC Investment Corp.	703	19,572
Starwood Property Trust, Inc. REIT	955	19,167
Vornado Realty Trust REIT	495	18,929
First Industrial Realty Trust, Inc. REIT	392	18,867
First American Financial Corp.	305	18,724
Essent Group Ltd.	300	18,219
Hamilton Lane, Inc. — Class A	128	18,191
Hanover Insurance Group, Inc.	106	18,006
RLI Corp.	247	17,838
Cadence Bank	552	17,653
Affiliated Managers Group, Inc.	84	16,529
Healthcare Realty Trust, Inc. REIT	1,041	16,510
Selective Insurance Group, Inc.	180	15,597
FNB Corp.	1,066	15,542
Home BancShares, Inc.	544	15,482
United Bankshares, Inc.	420	15,301
Glacier Bancorp, Inc.	351	15,121
Cousins Properties, Inc. REIT	497	14,925
Kite Realty Group Trust REIT	651	14,745
Bank OZK	313	14,730
Hancock Whitney Corp.	254	14,580
Columbia Banking System, Inc.	623	14,566
Janus Henderson Group plc	373	14,487
First Financial Bankshares, Inc.	381	13,708
EPR Properties REIT[1]	225	13,109
Sabra Health Care REIT, Inc.	705	13,000
Valley National Bancorp	1,411	12,600
Independence Realty Trust, Inc. REIT	691	12,224
Associated Banc-Corp.	484	11,805
Kemper Corp.	178	11,488
CNO Financial Group, Inc.	294	11,342
Kilroy Realty Corp. REIT[1]	315	10,808
Texas Capital Bancshares, Inc.*	136	10,798
International Bancshares Corp.	158	10,516
Federated Hermes, Inc. — Class B	224	9,928
Flagstar Financial, Inc.	898	9,519
COPT Defense Properties REIT	334	9,212
Rayonier, Inc. REIT	415	9,205
Brighthouse Financial, Inc.*	170	9,141
Western Union Co.	979	8,243
PotlatchDeltic Corp. REIT	212	8,134
National Storage Affiliates Trust REIT	208	6,654
Park Hotels & Resorts, Inc. REIT	592	6,056
Total Financial		2,076,399
Industrial - 16.5%
EMCOR Group, Inc.	133	71,140
Flex Ltd.*	1,135	56,659
Comfort Systems USA, Inc.	104	55,766
Curtiss-Wright Corp.	112	54,717
Carlisle Companies, Inc.	128	47,795
AECOM	392	44,241
XPO, Inc.*	349	44,075
Woodward, Inc.	176	43,136

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 73.7% (continued)
Industrial - 16.5% (continued)
Graco, Inc.	495	$42,555
Coherent Corp.*	460	41,036
BWX Technologies, Inc.	271	39,040
ITT, Inc.	233	36,542
RBC Bearings, Inc.*	93	35,786
nVent Electric plc	488	35,746
Crown Holdings, Inc.	341	35,116
Owens Corning	252	34,655
Clean Harbors, Inc.*	149	34,446
Lincoln Electric Holdings, Inc.	165	34,208
CNH Industrial N.V.	2,591	33,579
Fabrinet*	106	31,236
MasTec, Inc.*	182	31,018
AptarGroup, Inc.	196	30,660
TD SYNNEX Corp.	221	29,990
Regal Rexnord Corp.[1]	197	28,557
Tetra Tech, Inc.	781	28,085
Crane Co.	145	27,534
TopBuild Corp.*	84	27,194
Acuity, Inc.	91	27,149
Applied Industrial Technologies, Inc.	113	26,267
Mueller Industries, Inc.	328	26,066
Fluor Corp.*	488	25,020
Donaldson Company, Inc.	354	24,550
Advanced Drainage Systems, Inc.	209	24,006
NEXTracker, Inc. — Class A*	426	23,162
Middleby Corp.*	158	22,752
Chart Industries, Inc.*	133	21,899
Oshkosh Corp.	191	21,686
Saia, Inc.*	79	21,645
Knight-Swift Transportation Holdings, Inc.	480	21,231
Toro Co.	296	20,921
Esab Corp.	169	20,373
Flowserve Corp.	387	20,260
Universal Display Corp.	131	20,234
Eagle Materials, Inc.	99	20,009
Watts Water Technologies, Inc. — Class A	81	19,917
Arrow Electronics, Inc.*	154	19,624
MSA Safety, Inc.	116	19,433
Ryder System, Inc.	122	19,398
Valmont Industries, Inc.	59	19,268
Simpson Manufacturing Company, Inc.	124	19,258
AGCO Corp.	183	18,878
Graphic Packaging Holding Co.	894	18,837
Kirby Corp.*	166	18,826
Fortune Brands Innovations, Inc.	356	18,327
UFP Industries, Inc.	179	17,785
Trex Company, Inc.*	318	17,293
Littelfuse, Inc.	73	16,551
GATX Corp.	106	16,277
Vontier Corp.	438	16,162
Cognex Corp.	497	15,765
Louisiana-Pacific Corp.	183	15,736
AAON, Inc.	200	14,750
Landstar System, Inc.	104	14,458
Novanta, Inc.*	107	13,796
Knife River Corp.*	168	13,716
Timken Co.	189	13,712
Belden, Inc.	117	13,549
Hexcel Corp.	238	13,445
Avnet, Inc.	248	13,164
Silgan Holdings, Inc.	241	13,057
Sensata Technologies Holding plc	433	13,038
Sonoco Products Co.	292	12,720
Exponent, Inc.	150	11,207
EnerSys	117	10,035
Terex Corp.	194	9,058
Greif, Inc. — Class A	77	5,004
Total Industrial		1,933,786
Consumer, Non-cyclical - 11.8%
RB Global, Inc.	549	58,298
US Foods Holding Corp.*	685	52,752
Tenet Healthcare Corp.*	275	48,400
Sprouts Farmers Market, Inc.*	290	47,746
Illumina, Inc.*	469	44,747
Performance Food Group Co.*	462	40,411
United Therapeutics Corp.*	134	38,505
Neurocrine Biosciences, Inc.*	293	36,827
Encompass Health Corp.	299	36,666
API Group Corp.*	718	36,654
Exelixis, Inc.*	808	35,613
Service Corporation International	422	34,351
BioMarin Pharmaceutical, Inc.*	568	31,223
Penumbra, Inc.*	115	29,512
Avantor, Inc.*	2,019	27,176
HealthEquity, Inc.*	257	26,923
Ensign Group, Inc.	169	26,070
Ingredion, Inc.	191	25,903
Albertsons Companies, Inc. — Class A	1,194	25,683
Morningstar, Inc.	79	24,800
Paylocity Holding Corp.*	128	23,192
Masimo Corp.*	133	22,373
Medpace Holdings, Inc.*	70	21,970
H&R Block, Inc.	397	21,791
BellRing Brands, Inc.*	376	21,782
Celsius Holdings, Inc.*	466	21,618
Chemed Corp.	43	20,938
elf Beauty, Inc.*	167	20,782
Shift4 Payments, Inc. — Class A*,1	200	19,822
Globus Medical, Inc. — Class A*	335	19,772
Coca-Cola Consolidated, Inc.	174	19,427
Jazz Pharmaceuticals plc*	183	19,420
Repligen Corp.*	155	19,279
Halozyme Therapeutics, Inc.*	365	18,987
Darling Ingredients, Inc.*	468	17,756
Lantheus Holdings, Inc.*	205	16,781
GXO Logistics, Inc.*	339	16,509
FTI Consulting, Inc.*	100	16,150
Option Care Health, Inc.*	485	15,753
Grand Canyon Education, Inc.*	83	15,687
WEX, Inc.*	101	14,836
Post Holdings, Inc.*	134	14,610
Valvoline, Inc.*	377	14,277

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 73.7% (continued)
Consumer, Non-cyclical - 11.8% (continued)
Roivant Sciences Ltd.*	1,247	$14,054
Bruker Corp.	328	13,514
Bio-Rad Laboratories, Inc. — Class A*	55	13,273
Euronet Worldwide, Inc.*	120	12,166
Cytokinetics, Inc.*	354	11,696
Haemonetics Corp.*	149	11,117
Brink’s Co.	124	11,072
Perrigo Company plc	407	10,875
Marzetti Co	57	9,848
Envista Holdings Corp.*	502	9,809
Amedisys, Inc.*	97	9,544
Graham Holdings Co. — Class B	10	9,462
Dentsply Sirona, Inc.	590	9,369
Flowers Foods, Inc.	582	9,300
Avis Budget Group, Inc.*	50	8,453
LivaNova plc*	162	7,293
Insperity, Inc.	106	6,373
Acadia Healthcare Company, Inc.*	273	6,194
ManpowerGroup, Inc.	137	5,535
Pilgrim’s Pride Corp.	119	5,353
Sotera Health Co.*	454	5,049
Coty, Inc. — Class A*	1,085	5,045
Sarepta Therapeutics, Inc.*	291	4,976
Boston Beer Company, Inc. — Class A*	24	4,579
Total Consumer, Non-cyclical		1,375,721
Consumer, Cyclical - 10.7%
Casey’s General Stores, Inc.	110	56,130
Watsco, Inc.	103	45,487
Burlington Stores, Inc.*	187	43,504
BJ’s Wholesale Club Holdings, Inc.*	391	42,162
Somnigroup International, Inc.	612	41,647
Texas Roadhouse, Inc. — Class A	197	36,920
Core & Main, Inc. — Class A*	561	33,856
Toll Brothers, Inc.	295	33,668
Dick’s Sporting Goods, Inc.	167	33,034
Aramark	776	32,491
GameStop Corp. — Class A*	1,206	29,414
Wingstop, Inc.	83	27,949
Planet Fitness, Inc. — Class A*	248	27,044
Lithia Motors, Inc. — Class A	77	26,012
WESCO International, Inc.	132	24,447
Skechers USA, Inc. — Class A*	386	24,357
Floor & Decor Holdings, Inc. — Class A*	319	24,231
Light & Wonder, Inc. — Class A*	250	24,065
Ollie’s Bargain Outlet Holdings, Inc.*	182	23,984
Autoliv, Inc.	211	23,611
American Airlines Group, Inc.*	1,954	21,924
Churchill Downs, Inc.	214	21,614
Murphy USA, Inc.	53	21,560
Five Below, Inc.*	163	21,382
Cava Group, Inc.*	243	20,468
Bath & Body Works, Inc.	631	18,905
Mattel, Inc.*	956	18,852
Wyndham Hotels & Resorts, Inc.	228	18,516
Taylor Morrison Home Corp. — Class A*	297	18,242
Alaska Air Group, Inc.*	360	17,813
Vail Resorts, Inc.	111	17,441
Hyatt Hotels Corp. — Class A	124	17,316
Crocs, Inc.*	166	16,812
Whirlpool Corp.	165	16,734
FirstCash Holdings, Inc.	114	15,406
Lear Corp.	158	15,007
AutoNation, Inc.*	74	14,700
Gentex Corp.	666	14,645
Gap, Inc.	658	14,351
Boyd Gaming Corp.	181	14,160
Thor Industries, Inc.	158	14,032
Dolby Laboratories, Inc. — Class A	182	13,515
Warner Music Group Corp. — Class A	432	11,768
Abercrombie & Fitch Co. — Class A*	141	11,682
VF Corp.	981	11,527
KB Home	212	11,230
MSC Industrial Direct Company, Inc. — Class A	132	11,223
Brunswick Corp.	195	10,772
Travel + Leisure Co.	197	10,167
PVH Corp.	142	9,741
Macy’s, Inc.	825	9,619
Penske Automotive Group, Inc.	55	9,450
Goodyear Tire & Rubber Co.*	846	8,773
RH*	45	8,505
Scotts Miracle-Gro Co. — Class A	128	8,443
Choice Hotels International, Inc.[1]	65	8,247
YETI Holdings, Inc.*	245	7,723
Harley-Davidson, Inc.	324	7,647
Visteon Corp.*	81	7,557
Hilton Grand Vacations, Inc.*	171	7,102
Marriott Vacations Worldwide Corp.	94	6,797
Polaris, Inc.	156	6,341
Capri Holdings Ltd.*	349	6,177
Columbia Sportswear Co.	91	5,558
Wendy’s Co.	478	5,459
Under Armour, Inc. — Class A*	559	3,818
Under Armour, Inc. — Class C*	379	2,460
Total Consumer, Cyclical		1,245,194
Technology - 7.6%
Guidewire Software, Inc.*	248	58,392
Pure Storage, Inc. — Class A*	921	53,031
Okta, Inc.*	495	49,485
Dynatrace, Inc.*	888	49,027
Duolingo, Inc.*	116	47,562
DocuSign, Inc.*	600	46,734
Entegris, Inc.	448	36,131
Manhattan Associates, Inc.*	180	35,545
CACI International, Inc. — Class A*	65	30,986
Kyndryl Holdings, Inc.*	689	28,911

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 73.7% (continued)
Technology - 7.6% (continued)
MACOM Technology Solutions Holdings, Inc.*	176	$25,219
Doximity, Inc. — Class A*	395	24,229
CommVault Systems, Inc.*	131	22,837
ExlService Holdings, Inc.*	482	21,107
Genpact Ltd.	477	20,993
Rambus, Inc.*	318	20,358
Lattice Semiconductor Corp.*	407	19,939
MKS, Inc.	199	19,773
Lumentum Holdings, Inc.*	206	19,582
KBR, Inc.	384	18,409
Dropbox, Inc. — Class A*	581	16,617
Cirrus Logic, Inc.*	157	16,368
Science Applications International Corp.	140	15,765
Appfolio, Inc. — Class A*	68	15,659
Qualys, Inc.*	108	15,430
Onto Innovation, Inc.*	145	14,635
Pegasystems, Inc.	264	14,290
Silicon Laboratories, Inc.*	96	14,147
Allegro MicroSystems, Inc.*	387	13,231
BILL Holdings, Inc.*	281	12,999
Maximus, Inc.	167	11,723
Parsons Corp.*	139	9,976
Power Integrations, Inc.	167	9,335
Crane NXT Co.	146	7,869
ZoomInfo Technologies, Inc. — Class A*	770	7,792
Synaptics, Inc.*	114	7,389
Blackbaud, Inc.*	112	7,192
Concentrix Corp.	136	7,188
Amkor Technology, Inc.	337	7,074
ASGN, Inc.*	130	6,491
IPG Photonics Corp.*	78	5,355
Total Technology		884,775
Basic Materials - 2.8%
Reliance, Inc.	156	48,968
RPM International, Inc.	380	41,739
Carpenter Technology Corp.	147	40,628
ATI, Inc.*	418	36,090
Royal Gold, Inc.	195	34,679
Alcoa Corp.	767	22,634
Axalta Coating Systems Ltd.*	647	19,209
Commercial Metals Co.	335	16,385
NewMarket Corp.	22	15,199
Cabot Corp.	159	11,925
Cleveland-Cliffs, Inc.*	1,436	10,914
Avient Corp.	271	8,756
Westlake Corp.	99	7,517
Olin Corp.	341	6,851
Ashland, Inc.	135	6,788
Total Basic Materials		328,282
Energy - 2.7%
Antero Resources Corp.*	865	34,842
DT Midstream, Inc.	301	33,083
Ovintiv, Inc.	770	29,299
Range Resources Corp.	708	28,794
Permian Resources Corp.	1,889	25,728
HF Sinclair Corp.	474	19,472
Antero Midstream Corp.	994	18,836
Chord Energy Corp.	171	16,561
Matador Resources Co.	345	16,463
Viper Energy, Inc.	388	14,795
CNX Resources Corp.*	429	14,449
ChampionX Corp.	567	14,084
NOV, Inc.	1,113	13,835
Weatherford International plc	215	10,817
Murphy Oil Corp.	397	8,933
Valaris Ltd.*	194	8,169
Civitas Resources, Inc.	252	6,935
PBF Energy, Inc. — Class A	291	6,306
Total Energy		321,401
Utilities - 2.1%
Essential Utilities, Inc.	764	28,375
OGE Energy Corp.	596	26,450
UGI Corp.	635	23,127
National Fuel Gas Co.	268	22,702
IDACORP, Inc.	160	18,472
TXNM Energy, Inc.	274	15,432
Ormat Technologies, Inc.	171	14,323
Southwest Gas Holdings, Inc.	179	13,316
New Jersey Resources Corp.	297	13,312
Portland General Electric Co.	324	13,164
ONE Gas, Inc.	178	12,791
Spire, Inc.	175	12,773
Black Hills Corp.	215	12,061
ALLETE, Inc.	172	11,020
Northwestern Energy Group, Inc.	182	9,337
Total Utilities		246,655
Communications - 1.7%
Ciena Corp.*	421	34,240
Hims & Hers Health, Inc.*,1	581	28,963
Chewy, Inc. — Class A*	650	27,703
New York Times Co. — Class A	481	26,926
Frontier Communications Parent, Inc.*	660	24,024
Maplebear, Inc.*	487	22,032
Nexstar Media Group, Inc. — Class A	84	14,528
EchoStar Corp. — Class A*	397	10,997
Iridium Communications, Inc.	320	9,654
Total Communications		199,067
Total Common Stocks
(Cost $6,074,526)		8,611,280

MUTUAL FUNDS† - 9.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	891,941
Guggenheim Strategy Fund II2	9,844	244,909
Total Mutual Funds
(Cost $1,123,598)		1,136,850

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
4.23% due 09/18/25[3,4]	$50,000	$49,537
Total U.S. Treasury Bills
(Cost $49,535)		49,537

REPURCHASE AGREEMENTS††,5 - 14.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	935,070	935,070
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	403,482	403,482
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	389,613	389,613
Total Repurchase Agreements
(Cost $1,728,165)		$1,728,165

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	101,476	101,476
Total Securities Lending Collateral
(Cost $101,476)		101,476
Total Investments - 99.5%
(Cost $9,077,300)		$11,627,308
Other Assets & Liabilities, net - 0.5%		54,320
Total Net Assets - 100.0%		$11,681,628

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2025	$625,020	$2,856

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	09/24/25	2,153	$6,681,452	$51,658
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.24% (SOFR + 0.85%)	At Maturity	09/25/25	314	975,507	15,294
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	201	624,335	9,785
							$8,281,294	$76,737

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,611,280	$—	$—	$8,611,280
Mutual Funds	1,136,850	—	—	1,136,850
U.S. Treasury Bills	—	49,537	—	49,537
Repurchase Agreements	—	1,728,165	—	1,728,165
Securities Lending Collateral	101,476	—	—	101,476
Equity Futures Contracts**	2,856	—	—	2,856
Equity Index Swap Agreements**	—	76,737	—	76,737
Total Assets	$9,852,462	$1,854,439	$—	$11,706,901

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,712	$–	$–	$–	$197	$244,909	9,844	$3,290
Guggenheim Ultra Short Duration Fund — Institutional Class	890,167	–	–	–	1,774	891,941	88,750	9,497
	$1,134,879	$–	$–	$–	$1,971	$1,136,850		$12,787

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 40.9%
Guggenheim Strategy Fund II1	2,020	$50,257
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	46,532
Total Mutual Funds
(Cost $95,671)		96,789

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
4.22% due 09/18/25[2,3]	$3,000	2,972
Total U.S. Treasury Bills
(Cost $2,972)		2,972

REPURCHASE AGREEMENTS††,4 - 64.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	81,947	81,947
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	35,360	35,360
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	34,145	34,145
Total Repurchase Agreements
(Cost $151,452)		151,452
Total Investments - 106.3%
(Cost $250,095)		$251,213
Other Assets & Liabilities, net - (6.3)%		(14,818)
Total Net Assets - 100.0%		$236,395

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	09/24/25	18	$57,030	$(404)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.94% (SOFR + 0.55%)	At Maturity	09/25/25	25	78,972	(1,238)
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	09/25/25	32	98,231	(1,538)
							$234,233	$(3,180)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$96,789	$—	$—	$96,789
U.S. Treasury Bills	—	2,972	—	2,972
Repurchase Agreements	—	151,452	—	151,452
Total Assets	$96,789	$154,424	$—	$251,213

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,180	$—	$3,180

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$50,217	$–	$–	$–	$40	$50,257	2,020	$675
Guggenheim Ultra Short Duration Fund — Institutional Class	46,439	–	–	–	93	46,532	4,630	496
	$96,656	$–	$–	$–	$133	$96,789		$1,171

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 84.5%
Technology - 42.5%
NVIDIA Corp.	445,418	$70,371,590
Microsoft Corp.	135,680	67,488,589
Apple, Inc.	272,651	55,939,806
Broadcom, Inc.	141,960	39,131,274
Palantir Technologies, Inc. — Class A*	101,631	13,854,338
Advanced Micro Devices, Inc.*	72,820	10,333,158
Intuit, Inc.	12,528	9,867,429
Texas Instruments, Inc.	40,801	8,471,104
QUALCOMM, Inc.	49,313	7,853,588
Adobe, Inc.*	19,141	7,405,270
Applied Materials, Inc.	36,041	6,598,026
Micron Technology, Inc.	50,192	6,186,164
Crowdstrike Holdings, Inc. — Class A*	11,186	5,697,142
Lam Research Corp.	57,447	5,591,891
KLA Corp.	5,939	5,319,800
Analog Devices, Inc.	22,287	5,304,752
AppLovin Corp. — Class A*	13,819	4,837,756
MicroStrategy, Inc. — Class A*	11,397	4,607,009
Intel Corp.*	195,904	4,388,250
Cadence Design Systems, Inc.*	12,263	3,778,843
Fortinet, Inc.*	34,376	3,634,231
Synopsys, Inc.*	6,969	3,572,867
ASML Holding N.V. — Class G	3,926	3,146,257
Marvell Technology, Inc.	38,723	2,997,160
Autodesk, Inc.*	9,611	2,975,277
Roper Technologies, Inc.	4,829	2,737,270
NXP Semiconductor N.V.	11,346	2,478,987
Paychex, Inc.	16,177	2,353,106
Workday, Inc. — Class A*	9,701	2,328,240
Zscaler, Inc.*	6,993	2,195,382
Take-Two Interactive Software, Inc.*	8,182	1,986,999
Datadog, Inc. — Class A*	14,349	1,927,501
Electronic Arts, Inc.	11,262	1,798,541
Cognizant Technology Solutions Corp. — Class A	22,139	1,727,506
Microchip Technology, Inc.	24,225	1,704,713
Atlassian Corp. — Class A*	7,421	1,507,131
ANSYS, Inc.*	3,948	1,386,617
ON Semiconductor Corp.*	18,768	983,631
ARM Holdings plc ADR*	6,008	971,734
GLOBALFOUNDRIES, Inc.*	24,832	948,582
Total Technology		386,387,511
Communications - 22.9%
Amazon.com, Inc.*	193,800	42,517,782
Meta Platforms, Inc. — Class A	39,634	29,253,459
Netflix, Inc.*	19,113	25,594,792
Alphabet, Inc. — Class A	106,243	18,723,204
Alphabet, Inc. — Class C	99,653	17,677,446
Cisco Systems, Inc.	177,850	12,339,233
T-Mobile US, Inc.	50,995	12,150,069
Booking Holdings, Inc.	1,461	8,458,080
Shopify, Inc. — Class A*	54,708	6,310,568
Palo Alto Networks, Inc.*	29,947	6,128,354
Comcast Corp. — Class A	167,262	5,969,581
MercadoLibre, Inc.*	2,277	5,951,235
DoorDash, Inc. — Class A*	17,905	4,413,761
PDD Holdings, Inc. ADR*	29,998	3,139,591
Charter Communications, Inc. — Class A*,1	6,304	2,577,138
Airbnb, Inc. — Class A*	19,384	2,565,278
Trade Desk, Inc. — Class A*	20,126	1,448,871
Warner Bros Discovery, Inc.*	111,115	1,273,378
CDW Corp.	5,914	1,056,181
Total Communications		207,548,001
Consumer, Non-cyclical - 7.9%
Intuitive Surgical, Inc.*	16,097	8,747,271
PepsiCo, Inc.	61,577	8,130,627
Amgen, Inc.	24,149	6,742,642
Gilead Sciences, Inc.	55,867	6,193,974
Automatic Data Processing, Inc.	18,231	5,622,440
Vertex Pharmaceuticals, Inc.*	11,533	5,134,492
Cintas Corp.	18,135	4,041,748
Mondelez International, Inc. — Class A	58,152	3,921,771
PayPal Holdings, Inc.*	43,678	3,246,149
Monster Beverage Corp.*	43,800	2,743,632
Regeneron Pharmaceuticals, Inc.	4,767	2,502,675
Keurig Dr Pepper, Inc.	60,998	2,016,594
Verisk Analytics, Inc. — Class A	6,282	1,956,843
IDEXX Laboratories, Inc.*	3,612	1,937,260
Coca-Cola Europacific Partners plc	20,626	1,912,443
AstraZeneca plc ADR	26,767	1,870,478
Dexcom, Inc.*	17,610	1,537,177
GE HealthCare Technologies, Inc.	20,564	1,523,175
Kraft Heinz Co.	53,155	1,372,462
Biogen, Inc.*	6,581	826,508
Total Consumer, Non-cyclical		71,980,361
Consumer, Cyclical - 6.8%
Tesla, Inc.*	66,441	21,105,648
Costco Wholesale Corp.	19,926	19,725,544
Starbucks Corp.	51,037	4,676,520
O’Reilly Automotive, Inc.*	38,392	3,460,271
Marriott International, Inc. — Class A	12,301	3,360,756
PACCAR, Inc.	23,577	2,241,230
Fastenal Co.	51,524	2,164,008
Copart, Inc.*	43,389	2,129,098
Ross Stores, Inc.	14,768	1,884,102
Lululemon Athletica, Inc.*	5,166	1,227,338
Total Consumer, Cyclical		61,974,515
Industrial - 1.5%
Honeywell International, Inc.	28,864	6,721,849
Axon Enterprise, Inc.*	3,496	2,894,478
CSX Corp.	84,368	2,752,928
Old Dominion Freight Line, Inc.	9,491	1,540,389
Total Industrial		13,909,644
Utilities - 1.2%
Constellation Energy Corp.	14,076	4,543,170
American Electric Power Company, Inc.	23,992	2,489,410
Exelon Corp.	45,340	1,968,663
Xcel Energy, Inc.	25,903	1,763,994
Total Utilities		10,765,237

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 84.5% (continued)
Basic Materials - 1.1%
Linde plc	21,141	$9,918,934
Energy - 0.4%
Diamondback Energy, Inc.	13,122	1,802,963
Baker Hughes Co.	44,496	1,705,976
Total Energy		3,508,939
Financial - 0.2%
CoStar Group, Inc.*	18,948	1,523,419
Total Common Stocks
(Cost $657,817,745)		767,516,561

MUTUAL FUNDS† - 0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	301,467	3,029,747
Guggenheim Strategy Fund II2	115,431	2,871,935
Total Mutual Funds
(Cost $5,770,077)		5,901,682

	Face Amount
U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$40,276,000	40,243,539
4.20% due 09/04/25[4,5]	18,000,000	17,861,591
4.23% due 09/18/25[4,5]	3,850,000	3,814,359
4.20% due 09/18/25[4,5]	1,550,000	1,535,651
Total U.S. Treasury Bills
(Cost $63,455,722)		63,455,140

REPURCHASE AGREEMENTS††,6 - 5.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	25,221,982	25,221,982
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	10,883,273	10,883,273
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	10,509,159	10,509,159
Total Repurchase Agreements
(Cost $46,614,414)		46,614,414

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	1,562,789	1,562,789
Total Securities Lending Collateral
(Cost $1,562,789)		1,562,789
Total Investments - 97.4%
(Cost $775,220,747)		$885,050,586
Other Assets & Liabilities, net - 2.6%		23,455,943
Total Net Assets - 100.0%		$908,506,529

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	857	Sep 2025	$392,266,040	$13,394,349

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	20,625	$467,760,868	$5,731,937
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	5,466	123,953,082	2,411,782
Barclays Bank plc	NASDAQ-100 Index	Pay	5.39% (SOFR + 1.00%)	At Maturity	09/25/25	2,735	62,018,671	1,056,892
							$653,732,621	$9,200,611

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$767,516,561	$—	$—	$767,516,561
Mutual Funds	5,901,682	—	—	5,901,682
U.S. Treasury Bills	—	63,455,140	—	63,455,140
Repurchase Agreements	—	46,614,414	—	46,614,414
Securities Lending Collateral	1,562,789	—	—	1,562,789
Equity Futures Contracts**	13,394,349	—	—	13,394,349
Equity Index Swap Agreements**	—	9,200,611	—	9,200,611
Total Assets	$788,375,381	$119,270,165	$—	$907,645,546

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,869,626	$–	$–	$–	$2,309	$2,871,935	115,431	$38,582
Guggenheim Ultra Short Duration Fund — Institutional Class	3,023,718	–	–	–	6,029	3,029,747	301,467	32,258
	$5,893,344	$–	$–	$–	$8,338	$5,901,682		$70,840

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 96.4%
Technology - 48.5%
NVIDIA Corp.	1,070,618	$169,146,938
Microsoft Corp.	326,124	162,217,339
Apple, Inc.	655,351	134,458,365
Broadcom, Inc.	341,218	94,056,742
Palantir Technologies, Inc. — Class A*	244,281	33,300,386
Advanced Micro Devices, Inc.*	175,032	24,837,041
Intuit, Inc.	30,112	23,717,115
Texas Instruments, Inc.	98,070	20,361,293
QUALCOMM, Inc.	118,530	18,877,088
Adobe, Inc.*	46,009	17,799,962
Applied Materials, Inc.	86,630	15,859,354
Micron Technology, Inc.	120,643	14,869,250
Crowdstrike Holdings, Inc. — Class A*	26,886	13,693,309
Lam Research Corp.	138,082	13,440,902
KLA Corp.	14,276	12,787,584
Analog Devices, Inc.	53,570	12,750,731
AppLovin Corp. — Class A*	33,216	11,628,257
MicroStrategy, Inc. — Class A*	27,393	11,073,072
Intel Corp.*	470,878	10,547,667
Cadence Design Systems, Inc.*	29,475	9,082,721
Fortinet, Inc.*	82,627	8,735,326
Synopsys, Inc.*	16,750	8,587,390
ASML Holding N.V. — Class G	9,436	7,561,916
Marvell Technology, Inc.	93,075	7,204,005
Autodesk, Inc.*	23,101	7,151,377
Roper Technologies, Inc.	11,606	6,578,745
NXP Semiconductor N.V.	27,271	5,958,441
Paychex, Inc.	38,883	5,655,921
Workday, Inc. — Class A*	23,317	5,596,080
Zscaler, Inc.*	16,807	5,276,390
Take-Two Interactive Software, Inc.*	19,666	4,775,888
Datadog, Inc. — Class A*	34,490	4,633,042
Electronic Arts, Inc.	27,070	4,323,079
Cognizant Technology Solutions Corp. — Class A	53,213	4,152,210
Microchip Technology, Inc.	58,229	4,097,575
Atlassian Corp. — Class A*	17,838	3,622,719
ANSYS, Inc.*	9,491	3,333,429
ON Semiconductor Corp.*	45,111	2,364,268
ARM Holdings plc ADR*	14,442	2,335,849
GLOBALFOUNDRIES, Inc.*	59,687	2,280,043
Total Technology		928,728,809
Communications - 26.1%
Amazon.com, Inc.*	465,821	102,196,469
Meta Platforms, Inc. — Class A	95,265	70,314,144
Netflix, Inc.*	45,941	61,520,971
Alphabet, Inc. — Class A	255,369	45,003,679
Alphabet, Inc. — Class C	239,529	42,490,049
Cisco Systems, Inc.	427,485	29,658,909
T-Mobile US, Inc.	122,572	29,204,005
Booking Holdings, Inc.	3,513	20,337,600
Shopify, Inc. — Class A*	131,499	15,168,410
Palo Alto Networks, Inc.*	71,982	14,730,397
Comcast Corp. — Class A	402,037	14,348,701
MercadoLibre, Inc.*	5,473	14,304,397
DoorDash, Inc. — Class A*	43,038	10,609,297
PDD Holdings, Inc. ADR*	72,103	7,546,300
Charter Communications, Inc. — Class A*,1	15,152	6,194,289
Airbnb, Inc. — Class A*	46,592	6,165,985
Trade Desk, Inc. — Class A*	48,377	3,482,660
Warner Bros Discovery, Inc.*	267,076	3,060,691
CDW Corp.	14,215	2,538,657
Total Communications		498,875,610
Consumer, Non-cyclical - 9.0%
Intuitive Surgical, Inc.*	38,691	21,025,076
PepsiCo, Inc.	148,009	19,543,108
Amgen, Inc.	58,046	16,207,024
Gilead Sciences, Inc.	134,283	14,887,956
Automatic Data Processing, Inc.	43,820	13,514,088
Vertex Pharmaceuticals, Inc.*	27,721	12,341,389
Cintas Corp.	43,589	9,714,680
Mondelez International, Inc. — Class A	139,776	9,426,493
PayPal Holdings, Inc.*	104,986	7,802,560
Monster Beverage Corp.*	105,279	6,594,677
Regeneron Pharmaceuticals, Inc.	11,459	6,015,975
Keurig Dr Pepper, Inc.	146,616	4,847,125
Verisk Analytics, Inc. — Class A	15,101	4,703,961
IDEXX Laboratories, Inc.*	8,682	4,656,504
Coca-Cola Europacific Partners plc	49,576	4,596,687
AstraZeneca plc ADR	64,338	4,495,939
Dexcom, Inc.*	42,328	3,694,811
GE HealthCare Technologies, Inc.	49,429	3,661,206
Kraft Heinz Co.	127,764	3,298,867
Biogen, Inc.*	15,818	1,986,583
Total Consumer, Non-cyclical		173,014,709
Consumer, Cyclical - 7.8%
Tesla, Inc.*	159,701	50,730,620
Costco Wholesale Corp.	47,896	47,414,166
Starbucks Corp.	122,675	11,240,710
O’Reilly Automotive, Inc.*	92,281	8,317,287
Marriott International, Inc. — Class A	29,567	8,078,000
PACCAR, Inc.	56,670	5,387,050
Fastenal Co.	123,846	5,201,532
Copart, Inc.*	104,290	5,117,510
Ross Stores, Inc.	35,498	4,528,835
Lululemon Athletica, Inc.*	12,418	2,950,268
Total Consumer, Cyclical		148,965,978
Industrial - 1.8%
Honeywell International, Inc.	69,378	16,156,749
Axon Enterprise, Inc.*	8,404	6,958,008
CSX Corp.	202,790	6,617,037
Old Dominion Freight Line, Inc.	22,813	3,702,550
Total Industrial		33,434,344
Utilities - 1.4%
Constellation Energy Corp.	33,834	10,920,262
American Electric Power Company, Inc.	57,667	5,983,528
Exelon Corp.	108,980	4,731,911
Xcel Energy, Inc.	62,262	4,240,042
Total Utilities		25,875,743

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Basic Materials - 1.2%
Linde plc	50,815	$23,841,382
Energy - 0.4%
Diamondback Energy, Inc.	31,540	4,333,596
Baker Hughes Co.	106,952	4,100,540
Total Energy		8,434,136
Financial - 0.2%
CoStar Group, Inc.*	45,542	3,661,577
Total Common Stocks
(Cost $420,275,055)		1,844,832,288

MUTUAL FUNDS† - 2.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,701,411
Guggenheim Strategy Fund II2	575,584	14,320,541
Guggenheim Strategy Fund III[2]	370,504	9,251,480
Total Mutual Funds
(Cost $51,083,879)		51,273,432

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$1,152,000	1,151,071
4.23% due 09/18/25[4,5]	300,000	297,223
4.20% due 09/18/25[4,5]	300,000	297,223
Total U.S. Treasury Bills
(Cost $1,745,523)		1,745,517

REPURCHASE AGREEMENTS††,6 - 1.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	13,123,005	13,123,005
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	5,662,571	5,662,571
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	5,467,919	5,467,919
Total Repurchase Agreements
(Cost $24,253,495)		24,253,495

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	4,647,876	4,647,876
Total Securities Lending Collateral
(Cost $4,647,876)		4,647,876
Total Investments - 100.7%
(Cost $502,005,828)		$1,926,752,608
Other Assets & Liabilities, net - (0.7)%		(12,774,894)
Total Net Assets - 100.0%		$1,913,977,714

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	27	Sep 2025	$12,358,440	$550,959

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	1,446	$32,784,757	$706,156
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	820	18,601,247	361,926
Barclays Bank plc	NASDAQ-100 Index	Pay	5.39% (SOFR + 1.00%)	At Maturity	09/25/25	271	6,141,564	119,515
							$57,527,568	$1,187,597

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,844,832,288	$—	$—	$1,844,832,288
Mutual Funds	51,273,432	—	—	51,273,432
U.S. Treasury Bills	—	1,745,517	—	1,745,517
Repurchase Agreements	—	24,253,495	—	24,253,495
Securities Lending Collateral	4,647,876	—	—	4,647,876
Equity Futures Contracts**	550,959	—	—	550,959
Equity Index Swap Agreements**	—	1,187,597	—	1,187,597
Total Assets	$1,901,304,555	$27,186,609	$—	$1,928,491,164

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,309,030	$–	$–	$–	$11,511	$14,320,541	575,584	$192,385
Guggenheim Strategy Fund III	9,236,660	–	–	–	14,820	9,251,480	370,504	125,708
Guggenheim Ultra Short Duration Fund — Institutional Class	27,646,283	–	–	–	55,128	27,701,411	2,756,359	294,936
	$51,191,973	$–	$–	$–	$81,459	$51,273,432		$613,029

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

MUTUAL FUNDS† - 21.7%	Shares	Value
Guggenheim Strategy Fund II1	49,399	$1,229,056
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	876,045
Total Mutual Funds
(Cost $2,033,556)		2,105,101

	Face Amount
U.S. TREASURY BILLS†† - 38.5%
U.S. Treasury Bills
4.22% due 08/19/25[2]	$2,000,000	1,988,261
4.23% due 09/18/25[2,3]	1,450,000	1,436,577
3.94% due 07/08/25[2,4]	149,000	148,880
4.20% due 09/18/25[2,3]	100,000	99,074
4.22% due 09/18/25[2,3]	50,000	49,537
Total U.S. Treasury Bills
(Cost $3,722,561)		3,722,329

FEDERAL AGENCY NOTES†† - 20.7%
Federal Home Loan Bank
4.39% (SOFR, Rate Floor: 0.00%) due 07/03/25◊	2,000,000	1,999,998
Total Federal Agency Notes
(Cost $1,999,998)		1,999,998

REPURCHASE AGREEMENTS††,5 - 21.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	1,135,059	1,135,059
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	489,778	489,778
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	472,941	472,941
Total Repurchase Agreements
(Cost $2,097,778)		2,097,778
Total Investments - 102.6%
(Cost $9,853,893)		$9,925,206
Other Assets & Liabilities, net - (2.6)%		(252,262)
Total Net Assets - 100.0%		$9,672,944

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2025	$2,288,600	$(102,193)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	31	$692,054	$(25,101)
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/25/25	120	2,715,353	(98,499)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.04% (SOFR + 0.65%)	At Maturity	09/25/25	174	3,937,741	(142,838)
							$7,345,148	$(266,438)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,105,101	$—	$—	$2,105,101
U.S. Treasury Bills	—	3,722,329	—	3,722,329
Federal Agency Notes	—	1,999,998	—	1,999,998
Repurchase Agreements	—	2,097,778	—	2,097,778
Total Assets	$2,105,101	$7,820,105	$—	$9,925,206

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$102,193	$—	$—	$102,193
Equity Index Swap Agreements**	—	266,438	—	266,438
Total Liabilities	$102,193	$266,438	$—	$368,631

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,228,068	$–	$–	$–	$988	$1,229,056	49,399	$16,512
Guggenheim Ultra Short Duration Fund — Institutional Class	874,301	–	–	–	1,744	876,045	87,169	9,327
	$2,102,369	$–	$–	$–	$2,732	$2,105,101		$25,839

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Financial - 15.2%
UMB Financial Corp.	102	$10,726
Old National Bancorp	450	9,603
Jackson Financial, Inc. — Class A	101	8,968
Essential Properties Realty Trust, Inc. REIT	279	8,903
Essent Group Ltd.	140	8,502
American Healthcare REIT, Inc.	224	8,230
Ryman Hospitality Properties, Inc. REIT	83	8,190
CareTrust REIT, Inc.	265	8,109
Terreno Realty Corp. REIT	144	8,074
Cadence Bank	246	7,867
MARA Holdings, Inc.*	487	7,636
Upstart Holdings, Inc.*	118	7,632
Home BancShares, Inc.	265	7,542
Selective Insurance Group, Inc.	85	7,365
United Bankshares, Inc.	199	7,250
Radian Group, Inc.	199	7,168
Kite Realty Group Trust REIT	310	7,022
Piper Sandler Cos.	25	6,948
Hancock Whitney Corp.	121	6,945
Glacier Bancorp, Inc.	161	6,936
First Financial Bankshares, Inc.	189	6,800
Core Scientific, Inc.*	387	6,606
Moelis & Co. — Class A	104	6,481
Atlantic Union Bankshares Corp.	200	6,256
SL Green Realty Corp. REIT	101	6,252
Phillips Edison & Company, Inc. REIT	177	6,200
Sabra Health Care REIT, Inc.	334	6,159
Valley National Bancorp	681	6,081
Ameris Bancorp	93	6,017
Independence Realty Trust, Inc. REIT	327	5,785
Macerich Co. REIT	357	5,776
StoneX Group, Inc.*	63	5,742
Enstar Group Ltd.*	17	5,718
Associated Banc-Corp.	234	5,707
Palomar Holdings, Inc.*	37	5,707
ServisFirst Bancshares, Inc.	72	5,581
Axos Financial, Inc.*	73	5,551
CNO Financial Group, Inc.	139	5,363
PJT Partners, Inc. — Class A	32	5,280
Riot Platforms, Inc.*	464	5,243
BGC Group, Inc. — Class A	503	5,146
International Bancshares Corp.	77	5,125
Texas Capital Bancshares, Inc.*	64	5,082
United Community Banks, Inc.	169	5,035
StepStone Group, Inc. — Class A	88	4,884
Tanger, Inc. REIT	157	4,801
Renasant Corp.	132	4,743
First BanCorp	227	4,728
NMI Holdings, Inc. — Class A*	110	4,641
HA Sustainable Infrastructure Capital, Inc.	172	4,620
Fulton Financial Corp.	256	4,618
National Health Investors, Inc. REIT	65	4,558
Flagstar Financial, Inc.	427	4,526
Genworth Financial, Inc. — Class A*	578	4,497
WSFS Financial Corp.	81	4,455
COPT Defense Properties REIT	160	4,413
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	228	4,389
Cathay General Bancorp	95	4,325
Cleanspark, Inc.*,1	390	4,302
Broadstone Net Lease, Inc. REIT	266	4,269
Baldwin Insurance Group, Inc. — Class A*	99	4,238
PotlatchDeltic Corp. REIT	110	4,221
Eastern Bankshares, Inc.	276	4,215
Community Financial System, Inc.	74	4,208
WesBanco, Inc.	133	4,207
PennyMac Financial Services, Inc.	41	4,085
Compass, Inc. — Class A*	639	4,013
Victory Capital Holdings, Inc. — Class A	62	3,948
McGrath RentCorp	34	3,943
Artisan Partners Asset Management, Inc. — Class A	88	3,901
Burford Capital Ltd.	269	3,836
Enova International, Inc.*	34	3,792
Independent Bank Corp.	60	3,773
BankUnited, Inc.	106	3,773
Bread Financial Holdings, Inc.	66	3,770
Four Corners Property Trust, Inc. REIT	140	3,767
Bank of Hawaii Corp.	55	3,714
CVB Financial Corp.	186	3,681
Apple Hospitality REIT, Inc.[1]	315	3,676
Bancorp, Inc.*	64	3,646
Cushman & Wakefield plc*	325	3,598
BancFirst Corp.	29	3,585
First Interstate BancSystem, Inc. — Class A	124	3,574
Park National Corp.	21	3,512
Dave, Inc.*	13	3,489
Goosehead Insurance, Inc. — Class A	33	3,482
Acadia Realty Trust REIT	185	3,435
Douglas Emmett, Inc. REIT[1]	228	3,429
Lemonade, Inc.*	78	3,417
TowneBank	99	3,384
LXP Industrial Trust REIT	409	3,378
Urban Edge Properties REIT	179	3,340
Simmons First National Corp. — Class A	176	3,337
WaFd, Inc.	113	3,309
Seacoast Banking Corporation of Florida	119	3,287
First Financial Bancorp	134	3,251
Walker & Dunlop, Inc.	46	3,242
Outfront Media, Inc. REIT	196	3,199
Provident Financial Services, Inc.	181	3,173
First Merchants Corp.	82	3,141
Curbline Properties Corp. REIT	137	3,128
Banner Corp.	48	3,079
InvenTrust Properties Corp. REIT	110	3,014
NBT Bancorp, Inc.	72	2,992

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Cohen & Steers, Inc.	39	$2,939
SiriusPoint Ltd.*	144	2,936
Stock Yards Bancorp, Inc.	37	2,922
Trustmark Corp.	80	2,917
Skyward Specialty Insurance Group, Inc.*	50	2,890
Trupanion, Inc.*	52	2,878
Arbor Realty Trust, Inc. REIT[1]	268	2,868
Enterprise Financial Services Corp.	52	2,865
Pacific Premier Bancorp, Inc.	135	2,847
First Busey Corp.	120	2,746
Banc of California, Inc.	195	2,740
OFG Bancorp	64	2,739
Bank of NT Butterfield & Son Ltd.	61	2,701
FB Financial Corp.	59	2,673
Pathward Financial, Inc.	33	2,611
Mercury General Corp.	38	2,559
Stewart Information Services Corp.	39	2,539
St. Joe Co.	53	2,528
Farmer Mac — Class C	13	2,526
First Bancorp	57	2,513
Customers Bancorp, Inc.*	42	2,467
Hut 8 Corp.*,1	132	2,455
Horace Mann Educators Corp.	57	2,449
City Holding Co.	20	2,448
Nelnet, Inc. — Class A	20	2,422
Pagseguro Digital Ltd. — Class A	249	2,400
Sunstone Hotel Investors, Inc. REIT	271	2,352
Nicolet Bankshares, Inc.	19	2,346
Newmark Group, Inc. — Class A	191	2,321
First Commonwealth Financial Corp.	142	2,305
Northwest Bancshares, Inc.	179	2,288
DiamondRock Hospitality Co. REIT	293	2,244
LTC Properties, Inc. REIT	64	2,215
Lakeland Financial Corp.	36	2,212
Innovative Industrial Properties, Inc. REIT	39	2,154
Global Net Lease, Inc. REIT	278	2,099
S&T Bancorp, Inc.	54	2,042
Getty Realty Corp. REIT	73	2,018
National Bank Holdings Corp. — Class A	53	1,993
Hilltop Holdings, Inc.	65	1,973
Elme Communities REIT	124	1,972
German American Bancorp, Inc.	51	1,964
ARMOUR Residential REIT, Inc.[1]	116	1,950
NETSTREIT Corp. REIT	115	1,947
WisdomTree, Inc.	169	1,945
Veritex Holdings, Inc.	74	1,931
Root, Inc. — Class A*	15	1,920
LendingClub Corp.*	159	1,913
Apollo Commercial Real Estate Finance, Inc. REIT	196	1,897
UMH Properties, Inc. REIT	110	1,847
Stellar Bancorp, Inc.	66	1,847
Sila Realty Trust, Inc. REIT	78	1,846
Alexander & Baldwin, Inc. REIT	103	1,837
HCI Group, Inc.	12	1,826
Dynex Capital, Inc. REIT	148	1,809
JBG SMITH Properties REIT	104	1,799
Xenia Hotels & Resorts, Inc. REIT	143	1,798
Marex Group plc	45	1,776
Cipher Mining, Inc.*	371	1,773
Hope Bancorp, Inc.	164	1,760
Westamerica BanCorp	36	1,744
Coastal Financial Corp.*	18	1,744
TriCo Bancshares	43	1,741
Ladder Capital Corp. — Class A REIT	160	1,720
Triumph Financial, Inc.*	31	1,708
Cannae Holdings, Inc.	81	1,689
Ellington Financial, Inc. REIT[1]	130	1,689
1st Source Corp.	27	1,676
Perella Weinberg Partners	86	1,670
Safety Insurance Group, Inc.	21	1,667
Veris Residential, Inc. REIT	111	1,653
Pebblebrook Hotel Trust REIT	165	1,648
ProAssurance Corp.*	72	1,644
Terawulf, Inc.*	374	1,638
Virtus Investment Partners, Inc.	9	1,633
Berkshire Hills Bancorp, Inc.	65	1,627
Employers Holdings, Inc.	34	1,604
Apartment Investment and Management Co. — Class A REIT	185	1,600
Paramount Group, Inc. REIT*	262	1,598
Two Harbors Investment Corp. REIT	147	1,583
PennyMac Mortgage Investment Trust REIT	123	1,582
Empire State Realty Trust, Inc. — Class A REIT	194	1,569
QCR Holdings, Inc.	23	1,562
Chimera Investment Corp. REIT	112	1,553
ConnectOne Bancorp, Inc.	67	1,552
Bank First Corp.	13	1,529
Enact Holdings, Inc.	41	1,523
RLJ Lodging Trust REIT	208	1,514
Dime Community Bancshares, Inc.	56	1,509
Origin Bancorp, Inc.	42	1,501
Peoples Bancorp, Inc.	49	1,496
Live Oak Bancshares, Inc.	50	1,490
Preferred Bank/Los Angeles CA	17	1,471
Smartstop Self Storage REIT, Inc.	40	1,449
Centerspace REIT	24	1,445
American Assets Trust, Inc. REIT	73	1,442
Uniti Group, Inc. REIT*	333	1,439
Bitdeer Technologies Group — Class A*	125	1,435
OceanFirst Financial Corp.	80	1,409
Navient Corp.	99	1,396
Fidelis Insurance Holdings Ltd.	84	1,393
Acadian Asset Management, Inc.	39	1,374
MFA Financial, Inc. REIT	145	1,372
Hamilton Insurance Group Ltd. — Class B*	63	1,362
Brookline Bancorp, Inc.	123	1,298

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Piedmont Realty Trust, Inc. — Class A REIT	175	$1,276
Easterly Government Properties, Inc. REIT	56	1,243
Encore Capital Group, Inc.*	32	1,239
Hudson Pacific Properties, Inc. REIT*	449	1,230
Franklin BSP Realty Trust, Inc. REIT[1]	115	1,229
Safehold, Inc. REIT	79	1,229
Southside Bancshares, Inc.	41	1,207
Univest Financial Corp.	40	1,202
Tompkins Financial Corp.	19	1,192
Merchants Bancorp	36	1,191
Patria Investments Ltd. — Class A	84	1,181
AMERISAFE, Inc.	27	1,181
Community Trust Bancorp, Inc.	22	1,164
Kennedy-Wilson Holdings, Inc.	170	1,156
Heritage Financial Corp.	48	1,144
Burke & Herbert Financial Services Corp.	19	1,135
Redwood Trust, Inc. REIT	187	1,105
Diversified Healthcare Trust REIT	308	1,103
First Mid Bancshares, Inc.	29	1,087
Old Second Bancorp, Inc.	61	1,082
NexPoint Residential Trust, Inc. REIT	32	1,066
Brookfield Business Corp. — Class A	34	1,061
Orchid Island Capital, Inc. REIT	151	1,059
Capitol Federal Financial, Inc.	173	1,055
Marcus & Millichap, Inc.	34	1,044
Brandywine Realty Trust REIT	242	1,038
Central Pacific Financial Corp.	37	1,037
Hanmi Financial Corp.	42	1,037
Amalgamated Financial Corp.	33	1,030
Ready Capital Corp. REIT	234	1,023
Mercantile Bank Corp.	22	1,021
Byline Bancorp, Inc.	38	1,016
eXp World Holdings, Inc.	110	1,001
Universal Insurance Holdings, Inc.	36	998
Business First Bancshares, Inc.	40	986
Metropolitan Bank Holding Corp.*	14	980
Camden National Corp.	24	974
F&G Annuities & Life, Inc.	30	959
Amerant Bancorp, Inc.	52	948
Esquire Financial Holdings, Inc.	10	947
Horizon Bancorp, Inc.	61	938
Plymouth Industrial REIT, Inc.	58	931
Gladstone Commercial Corp. REIT	64	917
BrightSpire Capital, Inc. REIT	181	914
Independent Bank Corp.	28	907
Equity Bancshares, Inc. — Class A	22	898
Northeast Bank	10	890
Republic Bancorp, Inc. — Class A	12	877
NB Bancorp, Inc.*	49	875
TrustCo Bank Corporation NY	26	869
First Financial Corp.	16	867
First Community Bankshares, Inc.	22	862
United Fire Group, Inc.	30	861
FTAI Infrastructure, Inc.	137	845
MidWestOne Financial Group, Inc.	29	834
Heritage Commerce Corp.	84	834
Orrstown Financial Services, Inc.	26	828
Bowhead Specialty Holdings, Inc.*	22	826
World Acceptance Corp.*	5	826
HomeTrust Bancshares, Inc.	22	823
Eagle Bancorp, Inc.	42	818
PRA Group, Inc.*	55	811
New York Mortgage Trust, Inc. REIT	119	797
SITE Centers Corp. REIT	70	792
Mid Penn Bancorp, Inc.	28	790
Whitestone REIT — Class B	63	786
Summit Hotel Properties, Inc. REIT	154	784
Tiptree, Inc. — Class A	33	778
P10, Inc. — Class A	76	777
Heritage Insurance Holdings, Inc.*	31	773
Metrocity Bankshares, Inc.	27	772
Armada Hoffler Properties, Inc. REIT[1]	112	769
Southern Missouri Bancorp, Inc.	14	767
Washington Trust Bancorp, Inc.	27	764
Capital City Bank Group, Inc.	19	748
Northrim BanCorp, Inc.	8	746
CTO Realty Growth, Inc. REIT	43	742
TPG RE Finance Trust, Inc. REIT	96	741
Invesco Mortgage Capital, Inc. REIT	93	729
Universal Health Realty Income Trust REIT	18	719
Financial Institutions, Inc.	28	719
GCM Grosvenor, Inc. — Class A	62	717
Great Southern Bancorp, Inc.	12	705
Farmers National Banc Corp.	51	703
KKR Real Estate Finance Trust, Inc. REIT	80	702
Hippo Holdings, Inc.*	25	698
Alerus Financial Corp.	32	692
Peakstone Realty Trust REIT	52	687
NET Lease Office Properties REIT*	21	684
Alexander’s, Inc. REIT	3	676
Shore Bancshares, Inc.	43	676
SmartFinancial, Inc.	20	676
Real Brokerage, Inc.*	149	672
Farmland Partners, Inc. REIT	58	668
CNB Financial Corp.	29	663
CBL & Associates Properties, Inc. REIT	26	660
South Plains Financial, Inc.	18	649
Peoples Financial Services Corp.	13	642
NerdWallet, Inc. — Class A*	58	636
Community Healthcare Trust, Inc. REIT	38	632

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
HarborOne Bancorp, Inc.	54	$631
Bar Harbor Bankshares	21	629
Five Star Bancorp	22	628
Firstsun Capital Bancorp*	18	625
Global Medical REIT, Inc.	90	624
Peapack-Gladstone Financial Corp.	22	621
One Liberty Properties, Inc. REIT	26	620
Northfield Bancorp, Inc.	53	608
Arrow Financial Corp.	23	608
ACNB Corp.	14	600
LendingTree, Inc.*	16	593
Compass Diversified Holdings	94	590
Third Coast Bancshares, Inc.*	18	588
Diamond Hill Investment Group, Inc.	4	581
Saul Centers, Inc. REIT	17	580
ChoiceOne Financial Services, Inc.	20	574
Bit Digital, Inc.*	255	559
First Business Financial Services, Inc.	11	557
Enterprise Bancorp, Inc.	14	555
Carter Bankshares, Inc.*	32	555
Guaranty Bancshares, Inc.	13	552
Columbia Financial, Inc.*	38	551
Capital Bancorp, Inc.	16	537
Anywhere Real Estate, Inc.*	148	536
Flushing Financial Corp.	45	535
Sierra Bancorp	18	534
Greenlight Capital Re Ltd. — Class A*	37	532
Service Properties Trust REIT	217	519
Home Bancorp, Inc.	10	518
Kearny Financial Corp.	80	517
California BanCorp*	32	504
Midland States Bancorp, Inc.	29	502
Hingham Institution For Savings	2	497
Gladstone Land Corp. REIT	48	488
Civista Bancshares, Inc.	21	487
Bank of Marin Bancorp	21	480
Ambac Financial Group, Inc.*	67	476
OppFi, Inc.	34	476
Unity Bancorp, Inc.	10	471
Community West Bancshares	24	468
First Bank/Hamilton NJ	30	464
Bridgewater Bancshares, Inc.*	29	461
Donegal Group, Inc. — Class A	23	461
GBank Financial Holdings, Inc.*	13	460
Selectquote, Inc.*	193	459
Postal Realty Trust, Inc. — Class A REIT	31	457
Farmers & Merchants Bancorp Incorporated/Archbold OH	18	455
First Foundation, Inc.*	89	454
HBT Financial, Inc.	18	454
Chatham Lodging Trust REIT	65	453
FRP Holdings, Inc.*	16	430
Investors Title Co.	2	423
Southern First Bancshares, Inc.*	11	418
BayCom Corp.	15	416
RBB Bancorp	24	413
West BanCorp, Inc.	21	412
Red River Bancshares, Inc.	7	411
Citizens & Northern Corp.	21	398
Colony Bankcorp, Inc.	24	395
Northeast Community Bancorp, Inc.	17	395
NewtekOne, Inc.	35	395
International Money Express, Inc.*	39	393
Ponce Financial Group, Inc.*	28	388
Atlanticus Holdings Corp.*	7	383
First Bancorp, Inc.	15	381
Regional Management Corp.	13	380
American Coastal Insurance Corp.	34	378
Claros Mortgage Trust, Inc. REIT	130	371
MVB Financial Corp.	16	360
Bankwell Financial Group, Inc.	10	360
RMR Group, Inc. — Class A	22	360
Citizens Financial Services, Inc.	6	356
FS Bancorp, Inc.	9	354
Ares Commercial Real Estate Corp. REIT	74	353
Paysign, Inc.*	48	346
Onity Group, Inc.*	9	344
Industrial Logistics Properties Trust REIT	75	341
HomeStreet, Inc.*	26	340
Kingsway Financial Services, Inc.*	25	338
Oportun Financial Corp.*	47	336
Orange County Bancorp, Inc.	13	336
Chicago Atlantic Real Estate Finance, Inc. REIT	24	335
John Marshall Bancorp, Inc.	18	334
Primis Financial Corp.	30	326
Fidelity D&D Bancorp, Inc.	7	322
Blue Ridge Bankshares, Inc.*	89	320
PCB Bancorp	15	315
Timberland Bancorp, Inc.	10	312
Plumas Bancorp	7	311
Norwood Financial Corp.	12	309
James River Group Holdings Ltd.	52	305
Waterstone Financial, Inc.	22	304
Penns Woods Bancorp, Inc.	10	304
Middlefield Banc Corp.	10	301
FrontView REIT, Inc.	25	300
Velocity Financial, Inc.*	16	297
First Internet Bancorp	11	296
AG Mortgage Investment Trust, Inc. REIT	39	294
City Office REIT, Inc.	55	294
Sky Harbour Group Corp.*	30	293
Chemung Financial Corp.	6	291
Parke Bancorp, Inc.	14	285
FB Bancorp, Inc.*	25	281
MBIA, Inc.*	64	278
LCNB Corp.	19	276
Provident Bancorp, Inc.*	22	275
Oak Valley Bancorp	10	272
Legacy Housing Corp.*	12	272
First Western Financial, Inc.*	12	271
Forge Global Holdings, Inc.*	14	267
Alpine Income Property Trust, Inc. REIT	18	265

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
FVCBankcorp, Inc.*	22	$260
Virginia National Bankshares Corp.	7	259
Blue Foundry Bancorp*	27	258
Investar Holding Corp.	13	251
Bank7 Corp.	6	251
AlTi Global, Inc.*	60	249
USCB Financial Holdings, Inc.	15	248
First United Corp.	8	248
C&F Financial Corp.	4	247
Kingstone Companies, Inc.*	16	247
National Bankshares, Inc.	9	245
First Community Corp.	10	244
Crawford & Co. — Class A	23	243
Seven Hills Realty Trust REIT	20	241
Western New England Bancorp, Inc.	26	240
Douglas Elliman, Inc.*	102	237
Old Point Financial Corp.	6	235
BRT Apartments Corp. REIT	15	235
Hawthorn Bancshares, Inc.	8	233
ESSA Bancorp, Inc.	12	233
Greene County Bancorp, Inc.	10	222
OP Bancorp	17	221
Citizens, Inc.*	63	220
LINKBANCORP, Inc.	30	219
Medallion Financial Corp.	23	219
First National Corp.	11	214
Princeton Bancorp, Inc.	7	214
Ames National Corp.	12	214
RE/MAX Holdings, Inc. — Class A*	26	213
Franklin Financial Services Corp.	6	208
Security National Financial Corp. — Class A*	21	207
First Capital, Inc.	5	206
Northpointe Bancshares, Inc.	15	206
Braemar Hotels & Resorts, Inc. REIT	83	203
NexPoint Diversified Real Estate Trust REIT	48	201
First Savings Financial Group, Inc.	8	200
CB Financial Services, Inc.	7	199
Finwise Bancorp*	13	195
Pioneer Bancorp, Inc.*	16	192
Resolute Holdings Management, Inc.*	6	191
MainStreet Bancshares, Inc.	10	189
Seaport Entertainment Group, Inc.*	10	186
BCB Bancorp, Inc.	22	185
BankFinancial Corp.	16	185
Eagle Financial Services, Inc.	6	184
Modiv Industrial, Inc. REIT	13	183
BV Financial, Inc.*	12	183
Maui Land & Pineapple Company, Inc.*	10	182
Citizens Community Bancorp, Inc.	13	179
Richmond Mutual BanCorp, Inc.	13	179
Franklin Street Properties Corp. REIT	107	175
Silvercrest Asset Management Group, Inc. — Class A	11	174
eHealth, Inc.*	40	174
Peoples Bancorp of North Carolina, Inc.	6	173
Stratus Properties, Inc.*	9	170
ECB Bancorp, Inc.*	11	170
Meridian Corp.	13	168
Eagle Bancorp Montana, Inc.	10	167
United Security Bancshares	19	164
ACRES Commercial Realty Corp. REIT*	9	161
Ohio Valley Banc Corp.	5	161
Hanover Bancorp, Inc.	7	160
Angel Oak Mortgage REIT, Inc.	17	160
Riverview Bancorp, Inc.	29	159
Rithm Property Trust, Inc. REIT	59	159
Landmark Bancorp Incorporated/Manhattan KS	6	159
Westwood Holdings Group, Inc.	10	156
SB Financial Group, Inc.	8	153
Nexpoint Real Estate Finance, Inc. REIT	11	152
SR Bancorp, Inc.	11	149
Sunrise Realty Trust, Inc. REIT	14	148
loanDepot, Inc. — Class A*	114	145
Lument Finance Trust, Inc. REIT	64	141
Finance of America Companies, Inc. — Class A*	6	140
Finward Bancorp	5	138
Sound Financial Bancorp, Inc.	3	138
Union Bankshares, Inc.	5	133
Transcontinental Realty Investors, Inc.*	3	128
Consumer Portfolio Services, Inc.*	13	128
NI Holdings, Inc.*	10	127
CF Bankshares, Inc.	5	120
Advanced Flower Capital, Inc. REIT	26	117
Strawberry Fields REIT, Inc.	10	105
Bakkt Holdings, Inc.*	7	98
Patriot National Bancorp, Inc.*	62	94
Mobile Infrastructure Corp.*	20	90
Siebert Financial Corp.*	20	88
Better Home & Finance Holding Co.*	7	87
Chain Bridge Bancorp, Inc. — Class A*	3	77
Rhinebeck Bancorp, Inc.*	6	70
Clipper Realty, Inc. REIT	19	70
SWK Holdings Corp.	4	59
Kestrel Group Ltd.*	2	58
Vroom, Inc.*	2	57
GoHealth, Inc. — Class A*	7	39
American Realty Investors, Inc.*	2	28
Logistic Properties of The Americas*	4	27
Total Financial		891,046
Consumer, Non-cyclical - 13.3%
HealthEquity, Inc.*	120	12,571
Ensign Group, Inc.	79	12,187
Blueprint Medicines Corp.*	90	11,536
Bridgebio Pharma, Inc.*	219	9,456

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Guardant Health, Inc.*	168	$8,743
Stride, Inc.*	60	8,711
Glaukos Corp.*	78	8,057
Lantheus Holdings, Inc.*	95	7,777
Merit Medical Systems, Inc.*	82	7,665
Option Care Health, Inc.*	231	7,503
TG Therapeutics, Inc.*	204	7,342
Madrigal Pharmaceuticals, Inc.*	24	7,263
iRhythm Technologies, Inc.*	45	6,928
Adtalem Global Education, Inc.*	52	6,616
Alkermes plc*	228	6,523
Cal-Maine Foods, Inc.	65	6,476
TransMedics Group, Inc.*	47	6,298
Herc Holdings, Inc.	46	6,058
Axsome Therapeutics, Inc.*	57	5,950
ADMA Biologics, Inc.*	325	5,918
Integer Holdings Corp.*	48	5,903
Vaxcyte, Inc.*	177	5,754
Verra Mobility Corp.*	224	5,687
CRISPR Therapeutics AG*	115	5,594
Oscar Health, Inc. — Class A*	257	5,510
Prestige Consumer Healthcare, Inc.*	69	5,510
StoneCo Ltd. — Class A*	340	5,454
Brink’s Co.	61	5,447
Cytokinetics, Inc.*	164	5,419
Korn Ferry	73	5,353
PTC Therapeutics, Inc.*	109	5,324
CBIZ, Inc.*	74	5,307
Haemonetics Corp.*	71	5,297
RadNet, Inc.*	93	5,293
Akero Therapeutics, Inc.*	98	5,229
Marzetti Co	28	4,838
Krystal Biotech, Inc.*	35	4,811
Rhythm Pharmaceuticals, Inc.*	76	4,802
Graham Holdings Co. — Class B	5	4,731
Soleno Therapeutics, Inc.*	56	4,692
GEO Group, Inc.*	192	4,598
Nuvalent, Inc. — Class A*	60	4,578
Avidity Biosciences, Inc.*	161	4,572
Protagonist Therapeutics, Inc.*	82	4,532
ICU Medical, Inc.*	34	4,493
WD-40 Co.	19	4,334
PROCEPT BioRobotics Corp.*	74	4,262
Laureate Education, Inc. — Class A*	181	4,232
CorVel Corp.*	41	4,214
Simply Good Foods Co.*	132	4,170
ABM Industries, Inc.	87	4,107
Remitly Global, Inc.*	218	4,092
Scholar Rock Holding Corp.*	114	4,038
Alarm.com Holdings, Inc.*	67	3,790
ACADIA Pharmaceuticals, Inc.*	175	3,775
Sezzle, Inc.*	21	3,764
Privia Health Group, Inc.*	161	3,703
Crinetics Pharmaceuticals, Inc.*	127	3,653
Catalyst Pharmaceuticals, Inc.*	163	3,537
LivaNova plc*	77	3,467
Alight, Inc. — Class A	606	3,430
Inter Parfums, Inc.	26	3,414
Concentra Group Holdings Parent, Inc.	164	3,373
Arcellx, Inc.*	51	3,358
Xenon Pharmaceuticals, Inc.*	106	3,318
Huron Consulting Group, Inc.*	24	3,301
Chefs’ Warehouse, Inc.*	51	3,254
EVERTEC, Inc.	90	3,245
CoreCivic, Inc.*	151	3,182
Marqeta, Inc. — Class A*	540	3,148
Mirum Pharmaceuticals, Inc.*	61	3,104
TriNet Group, Inc.	42	3,072
Ligand Pharmaceuticals, Inc. — Class B*	27	3,069
Insperity, Inc.	51	3,066
Twist Bioscience Corp.*	83	3,054
Vericel Corp.*	71	3,021
Veracyte, Inc.*	110	2,973
Strategic Education, Inc.	34	2,894
Kymera Therapeutics, Inc.*	66	2,880
Addus HomeCare Corp.*	25	2,880
Perdoceo Education Corp.	86	2,811
BrightSpring Health Services, Inc.*	119	2,807
Premier, Inc. — Class A	127	2,785
QuidelOrtho Corp.*	94	2,709
UFP Technologies, Inc.*	11	2,686
Payoneer Global, Inc.*	391	2,678
Arrowhead Pharmaceuticals, Inc.*	169	2,670
BioCryst Pharmaceuticals, Inc.*	294	2,634
Agios Pharmaceuticals, Inc.*	79	2,628
Denali Therapeutics, Inc.*	186	2,602
John Wiley & Sons, Inc. — Class A	58	2,589
Novocure Ltd.*	143	2,545
Enovis Corp.*	80	2,509
J & J Snack Foods Corp.	22	2,495
Indivior plc*	169	2,491
Ideaya Biosciences, Inc.*	118	2,480
Adaptive Biotechnologies Corp.*	210	2,446
Surgery Partners, Inc.*	109	2,423
Recursion Pharmaceuticals, Inc. — Class A*,1	476	2,409
LeMaitre Vascular, Inc.	29	2,408
GeneDx Holdings Corp.*	26	2,400
Supernus Pharmaceuticals, Inc.*	76	2,396
Select Medical Holdings Corp.	157	2,383
Arlo Technologies, Inc.*	140	2,374
CONMED Corp.	44	2,291
Central Garden & Pet Co. — Class A*	73	2,284
Beam Therapeutics, Inc.*	134	2,279
Brookdale Senior Living, Inc. — Class A*	322	2,241
Amicus Therapeutics, Inc.*	391	2,240
AtriCure, Inc.*	68	2,228
GRAIL, Inc.*	43	2,211
ICF International, Inc.	26	2,202
Tarsus Pharmaceuticals, Inc.*	54	2,188
Teladoc Health, Inc.*	247	2,151
Universal Technical Institute, Inc.*	63	2,135
Progyny, Inc.*	96	2,112
Arcutis Biotherapeutics, Inc.*	150	2,103
CG oncology, Inc.*	78	2,028
Vita Coco Company, Inc.*	56	2,022
Universal Corp.	34	1,980

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
United Natural Foods, Inc.*	84	$1,958
Apogee Therapeutics, Inc.*	45	1,954
Flywire Corp.*	165	1,931
Harmony Biosciences Holdings, Inc.*	61	1,928
National Healthcare Corp.	18	1,926
Omnicell, Inc.*	65	1,911
Spectrum Brands Holdings, Inc.	36	1,908
Vital Farms, Inc.*	49	1,887
Celldex Therapeutics, Inc.*	92	1,872
Upbound Group, Inc.	74	1,857
Disc Medicine, Inc.*	35	1,854
First Advantage Corp.*	111	1,844
Travere Therapeutics, Inc.*	124	1,835
Ocular Therapeutix, Inc.*	197	1,828
Turning Point Brands, Inc.	24	1,818
Alphatec Holdings, Inc.*	163	1,809
Biohaven Ltd.*	127	1,792
Innoviva, Inc.*	88	1,768
Azenta, Inc.*	57	1,754
Tandem Diabetes Care, Inc.*	94	1,752
Pediatrix Medical Group, Inc.*	120	1,722
89bio, Inc.*	175	1,718
Amneal Pharmaceuticals, Inc.*	211	1,707
10X Genomics, Inc. — Class A*	147	1,702
Coursera, Inc.*	194	1,699
ANI Pharmaceuticals, Inc.*	26	1,696
Vera Therapeutics, Inc.*	72	1,696
Andersons, Inc.	46	1,691
CRA International, Inc.	9	1,686
Artivion, Inc.*	54	1,679
Weis Markets, Inc.	23	1,667
PROG Holdings, Inc.	56	1,644
US Physical Therapy, Inc.	21	1,642
Grocery Outlet Holding Corp.*	132	1,639
Acuren Corp.*	144	1,590
MannKind Corp.*	425	1,589
Clover Health Investments Corp.*	564	1,574
Pacira BioSciences, Inc.*	65	1,553
Edgewell Personal Care Co.	66	1,545
Immunovant, Inc.*	96	1,536
Healthcare Services Group, Inc.*	102	1,533
Fresh Del Monte Produce, Inc.	47	1,524
CareDx, Inc.*	77	1,505
Driven Brands Holdings, Inc.*	84	1,475
National Beverage Corp.*	34	1,470
Dynavax Technologies Corp.*	148	1,468
Neogen Corp.*	307	1,467
Barrett Business Services, Inc.	35	1,459
Pennant Group, Inc.*	48	1,433
Astrana Health, Inc.*	57	1,418
BrightView Holdings, Inc.*	84	1,399
Aurinia Pharmaceuticals, Inc.*	165	1,398
Legalzoom.com, Inc.*	156	1,390
WK Kellogg Co.	87	1,387
TreeHouse Foods, Inc.*	71	1,379
Viridian Therapeutics, Inc.*	98	1,370
Intellia Therapeutics, Inc.*	145	1,360
Harrow, Inc.*	44	1,344
ARS Pharmaceuticals, Inc.*	77	1,344
Edgewise Therapeutics, Inc.*	102	1,337
Ingles Markets, Inc. — Class A	21	1,331
Collegium Pharmaceutical, Inc.*	45	1,331
Heidrick & Struggles International, Inc.	29	1,327
NeoGenomics, Inc.*	181	1,323
Novavax, Inc.*,1	210	1,323
Dole plc	93	1,301
Ardelyx, Inc.*	331	1,298
Utz Brands, Inc.	102	1,280
Akebia Therapeutics, Inc.*	351	1,278
Janux Therapeutics, Inc.*	55	1,270
Dyne Therapeutics, Inc.*	132	1,257
Willdan Group, Inc.*	20	1,250
Quanex Building Products Corp.	66	1,248
SpartanNash Co.	47	1,245
AdaptHealth Corp.*	130	1,226
Herbalife Ltd.*	142	1,224
Nurix Therapeutics, Inc.*	106	1,207
Geron Corp.*	852	1,201
Amphastar Pharmaceuticals, Inc.*	52	1,194
STAAR Surgical Co.*	70	1,175
Cidara Therapeutics, Inc.*	24	1,169
Integra LifeSciences Holdings Corp.*	94	1,153
BioLife Solutions, Inc.*	53	1,142
Hertz Global Holdings, Inc.*	166	1,134
Syndax Pharmaceuticals, Inc.*	120	1,124
Liquidia Corp.*	90	1,121
Transcat, Inc.*	13	1,118
AMN Healthcare Services, Inc.*	54	1,116
CorMedix, Inc.*	90	1,109
Avadel Pharmaceuticals plc*	125	1,106
Anavex Life Sciences Corp.*,1	117	1,079
Verve Therapeutics, Inc.*	96	1,078
Cogent Biosciences, Inc.*	149	1,070
Niagen Bioscience, Inc.*	73	1,052
Praxis Precision Medicines, Inc.*	25	1,051
Spyre Therapeutics, Inc.*	70	1,048
Kforce, Inc.	25	1,028
WaVe Life Sciences Ltd.*	157	1,020
MiMedx Group, Inc.*	166	1,014
Matthews International Corp. — Class A	42	1,004
SI-BONE, Inc.*	53	997
agilon health, Inc.*	433	996
Cimpress plc*	21	987
Deluxe Corp.	62	986
Xeris Biopharma Holdings, Inc.*	210	981
Lincoln Educational Services Corp.*	42	968
Owens & Minor, Inc.*	106	965
LifeStance Health Group, Inc.*	186	962
Immunome, Inc.*	103	958
Udemy, Inc.*	136	956
Vestis Corp.	161	923
Carriage Services, Inc. — Class A	20	915
Helen of Troy Ltd.*	32	908
Enliven Therapeutics, Inc.*	45	903
Hackett Group, Inc.	35	890
CompoSecure, Inc. — Class A*	62	874
Zymeworks, Inc.*	69	866
Replimune Group, Inc.*	92	855
ImmunityBio, Inc.*	322	850
Tootsie Roll Industries, Inc.	25	836
Mister Car Wash, Inc.*	139	835

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
EyePoint Pharmaceuticals, Inc.*	87	$819
Castle Biosciences, Inc.*	40	817
Green Dot Corp. — Class A*	75	809
PACS Group, Inc.*	62	801
Mission Produce, Inc.*	68	797
Embecta Corp.	82	795
Arcus Biosciences, Inc.*	97	790
Xencor, Inc.*	99	778
SunOpta, Inc.*	134	777
Avanos Medical, Inc.*	63	771
Mineralys Therapeutics, Inc.*	55	744
Phibro Animal Health Corp. — Class A	29	741
Cass Information Systems, Inc.	17	739
LENZ Therapeutics, Inc.*	25	733
American Public Education, Inc.*	24	731
Sage Therapeutics, Inc.*	80	730
UroGen Pharma Ltd.*	52	712
Metsera, Inc.*,1	25	711
Natural Grocers by Vitamin Cottage, Inc.	18	707
ArriVent Biopharma, Inc.*	32	697
John B Sanfilippo & Son, Inc.	11	696
Evolus, Inc.*	75	691
Mind Medicine MindMed, Inc.*	106	688
Nuvation Bio, Inc.*	349	681
Myriad Genetics, Inc.*	128	680
Arvinas, Inc.*	92	677
RxSight, Inc.*	52	676
Enhabit, Inc.*	70	675
Axogen, Inc.*	62	673
OPKO Health, Inc.*	508	671
Zevra Therapeutics, Inc.*	76	670
Honest Company, Inc.*	131	667
Stoke Therapeutics, Inc.*	58	658
iRadimed Corp.	11	658
Day One Biopharmaceuticals, Inc.*	101	656
Ceribell, Inc.*	35	656
Arbutus Biopharma Corp.*	212	655
Relay Therapeutics, Inc.*	186	644
Kura Oncology, Inc.*	111	640
ORIC Pharmaceuticals, Inc.*	63	639
Calavo Growers, Inc.	24	638
Ennis, Inc.	35	635
Vir Biotechnology, Inc.*	125	630
Keros Therapeutics, Inc.*	47	627
Fortrea Holdings, Inc.*	127	627
Monro, Inc.	42	626
Iovance Biotherapeutics, Inc.*,1	360	619
Community Health Systems, Inc.*	182	619
Ginkgo Bioworks Holdings, Inc.*	55	619
Amylyx Pharmaceuticals, Inc.*	96	615
aTyr Pharma, Inc.*	121	613
Seneca Foods Corp. — Class A*	6	609
Orthofix Medical, Inc.*	54	602
AnaptysBio, Inc.*	27	599
MGP Ingredients, Inc.	20	599
KalVista Pharmaceuticals, Inc.*	53	599
Surmodics, Inc.*	20	594
Theravance Biopharma, Inc.*	53	585
Paysafe Ltd.*	46	581
Trevi Therapeutics, Inc.*	106	580
Fulgent Genetics, Inc.*	29	576
Cross Country Healthcare, Inc.*	44	574
Delcath Systems, Inc.*	42	571
Phathom Pharmaceuticals, Inc.*	59	566
Cytek Biosciences, Inc.*	165	561
Tango Therapeutics, Inc.*	108	553
AngioDynamics, Inc.*	55	546
Cullinan Therapeutics, Inc.*	72	542
REGENXBIO, Inc.*	66	542
Taysha Gene Therapies, Inc.*	233	538
Upstream Bio, Inc.*	49	538
Capricor Therapeutics, Inc.*,1	54	536
Butterfly Network, Inc.*	268	536
Celcuity, Inc.*	40	534
Repay Holdings Corp.*	109	525
Fulcrum Therapeutics, Inc.*	75	516
OrthoPediatrics Corp.*	24	516
Eton Pharmaceuticals, Inc.*	36	513
Sana Biotechnology, Inc.*	187	511
Tejon Ranch Co.*	30	509
Kelly Services, Inc. — Class A	43	504
Dianthus Therapeutics, Inc.*	27	503
Varex Imaging Corp.*	58	503
Village Super Market, Inc. — Class A	13	501
USANA Health Sciences, Inc.*	16	488
Emergent BioSolutions, Inc.*	76	485
Pacific Biosciences of California, Inc.*	388	481
Arcturus Therapeutics Holdings, Inc.*	36	468
Rigel Pharmaceuticals, Inc.*	25	468
Nano-X Imaging Ltd.*,1	90	465
Semler Scientific, Inc.*,1	12	465
Spire Global, Inc.*,1	39	464
ZipRecruiter, Inc. — Class A*	92	461
Jade Biosciences, Inc.	46	460
Personalis, Inc.*	70	459
Central Garden & Pet Co.*	13	457
B&G Foods, Inc.[1]	108	457
Solid Biosciences, Inc.*	93	453
Ardent Health, Inc.*	33	451
Bicara Therapeutics, Inc.*	48	446
Heron Therapeutics, Inc.*,1	215	445
KinderCare Learning Companies, Inc.*	44	444
Nathan’s Famous, Inc.	4	442
ClearPoint Neuro, Inc.*	37	442
ACCO Brands Corp.	123	440
Tourmaline Bio, Inc.*	27	432
Bioventus, Inc. — Class A*	65	430
Oruka Therapeutics, Inc.	38	426
Altimmune, Inc.*,1	109	422
Custom Truck One Source, Inc.*	85	420
iTeos Therapeutics, Inc.*	42	419
Rezolute, Inc.*	93	415
Maravai LifeSciences Holdings, Inc. — Class A*	171	412
Savara, Inc.*	178	406
Aquestive Therapeutics, Inc.*	121	401
Mama’s Creations, Inc.*	48	398

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Tonix Pharmaceuticals Holding Corp.*	11	$396
Treace Medical Concepts, Inc.*	67	394
Absci Corp.*	153	393
Performant Healthcare, Inc.*	98	392
Atea Pharmaceuticals, Inc.*	108	389
Quantum-Si, Inc.*	198	388
Distribution Solutions Group, Inc.*	14	385
Guardian Pharmacy Services, Inc. — Class A*	18	384
NeuroPace, Inc.*	34	379
SIGA Technologies, Inc.	58	378
MeiraGTx Holdings plc*	58	378
Pulse Biosciences, Inc.*	25	377
Terns Pharmaceuticals, Inc.*	101	377
Vanda Pharmaceuticals, Inc.*	78	368
Humacyte, Inc.*	176	368
Cerus Corp.*	259	365
Franklin Covey Co.*	16	365
Blade Air Mobility, Inc.*	90	363
Limoneira Co.	23	360
Beyond Meat, Inc.*	103	359
Olema Pharmaceuticals, Inc.*	84	358
Zimvie, Inc.*	38	355
Organogenesis Holdings, Inc.*	96	351
Abeona Therapeutics, Inc.*	61	346
Quanterix Corp.*	52	346
Aveanna Healthcare Holdings, Inc.*	65	340
Viemed Healthcare, Inc.*	49	339
Compass Therapeutics, Inc.*	129	335
Tactile Systems Technology, Inc.*	33	335
Aura Biosciences, Inc.*	53	332
SANUWAVE Health, Inc.*	10	329
Prothena Corporation plc*	54	328
XOMA Royalty Corp.*	13	328
Gossamer Bio, Inc.*	265	326
Tyra Biosciences, Inc.*	34	325
Astria Therapeutics, Inc.*	60	322
Annexon, Inc.*	134	322
Target Hospitality Corp.*	45	320
OraSure Technologies, Inc.*	106	318
Septerna, Inc.*	30	317
Lifecore Biomedical, Inc.*	39	317
Nature’s Sunshine Products, Inc.*	21	311
Erasca, Inc.*	244	310
MaxCyte, Inc.*	142	310
Beauty Health Co.*	160	306
National Research Corp. — Class A	18	302
Precigen, Inc.*	211	300
Kestra Medical Technologies Ltd.*	18	298
Tectonic Therapeutic, Inc.*	15	298
Corvus Pharmaceuticals, Inc.*	74	296
Sionna Therapeutics, Inc.*	17	295
Monte Rosa Therapeutics, Inc.*	65	293
Westrock Coffee Co.*	51	292
SELLAS Life Sciences Group, Inc.*	133	291
Aldeyra Therapeutics, Inc.*	76	291
Rocket Pharmaceuticals, Inc.*	118	289
Perspective Therapeutics, Inc.*	84	289
Rapport Therapeutics, Inc.*	25	284
Candel Therapeutics, Inc.*	55	278
Olaplex Holdings, Inc.*	197	276
Esperion Therapeutics, Inc.*,1	280	276
Cardiff Oncology, Inc.*	87	274
Fennec Pharmaceuticals, Inc.*	33	274
MBX Biosciences, Inc.*	24	274
ADC Therapeutics S.A.*	102	273
Priority Technology Holdings, Inc.*	35	272
Verastem, Inc.*	64	266
Beta Bionics, Inc.*	18	262
Entrada Therapeutics, Inc.*	39	262
Editas Medicine, Inc.*	118	260
TrueBlue, Inc.*	40	259
Resources Connection, Inc.	46	247
OmniAb, Inc.*	141	245
Joint Corp.*	21	242
Allogene Therapeutics, Inc.*	213	241
Omeros Corp.*	79	237
Information Services Group, Inc.	49	235
Y-mAbs Therapeutics, Inc.*	52	235
Benitec Biopharma, Inc.*	20	234
Inogen, Inc.*	33	232
Quad/Graphics, Inc.	41	232
European Wax Center, Inc. — Class A*	41	231
Cadiz, Inc.*	77	230
Alico, Inc.	7	229
Utah Medical Products, Inc.	4	228
Palvella Therapeutics, Inc.*	10	225
Zenas Biopharma, Inc.*	23	223
Eledon Pharmaceuticals, Inc.*	82	222
Electromed, Inc.*	10	220
Foghorn Therapeutics, Inc.*	46	216
KORU Medical Systems, Inc.*	60	215
Monopar Therapeutics, Inc.*	6	215
MediWound Ltd.*	11	213
Enanta Pharmaceuticals, Inc.*	28	212
Medifast, Inc.*	15	211
Neurogene, Inc.*	14	209
4D Molecular Therapeutics, Inc.*	56	208
Acme United Corp.	5	207
Cargo Therapeutics, Inc.*	50	206
Puma Biotechnology, Inc.*	60	206
Alumis, Inc.*	68	204
Prime Medicine, Inc.*	82	203
Voyager Therapeutics, Inc.*	65	202
DocGo, Inc.*	128	201
Sonida Senior Living, Inc.*	8	200
Lifevantage Corp.	15	196
Avita Medical, Inc.*	37	196
Accuray, Inc.*	142	195
Hain Celestial Group, Inc.*	127	193
Third Harmonic Bio, Inc.*	35	190
CPI Card Group, Inc.*	8	190
Inhibrx Biosciences, Inc.*	13	185
Alta Equipment Group, Inc.	29	183
scPharmaceuticals, Inc.*	48	183
Anika Therapeutics, Inc.*	17	180
Aclaris Therapeutics, Inc.*	126	179

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
HF Foods Group, Inc.*	56	$178
Neuronetics, Inc.*	51	178
Mercurity Fintech Holding, Inc.*	45	173
Lifeway Foods, Inc.*	7	173
Acacia Research Corp.*	48	172
Kodiak Sciences, Inc.*	46	172
Fate Therapeutics, Inc.*	153	171
LENSAR, Inc.*	13	171
Larimar Therapeutics, Inc.*	59	170
Oncology Institute, Inc.*	83	170
SoundThinking, Inc.*	13	170
Stereotaxis, Inc.*	80	170
RCM Technologies, Inc.*	7	165
Biote Corp. — Class A*	41	165
Inhibikase Therapeutics, Inc.*	84	164
Ironwood Pharmaceuticals, Inc. — Class A*	225	161
Forrester Research, Inc.*	16	158
Alector, Inc.*	112	157
Bright Minds Biosciences, Inc.*	6	157
Design Therapeutics, Inc.*	44	148
Maze Therapeutics, Inc.*	12	147
Waldencast plc — Class A*	59	144
DiaMedica Therapeutics, Inc.*	37	144
Protalix BioTherapeutics, Inc.*	97	144
Zevia PBC — Class A*	44	142
Pulmonx Corp.*	54	140
Gyre Therapeutics, Inc.*	19	140
Lexeo Therapeutics, Inc.*	34	137
Protara Therapeutics, Inc.*	45	136
BioAge Labs, Inc.*	33	136
CVRx, Inc.*	23	135
Cartesian Therapeutics, Inc.*,1	13	135
Nuvectis Pharma, Inc.*	18	134
Nkarta, Inc.*	75	124
Journey Medical Corp.*	17	122
TriSalus Life Sciences, Inc.*	22	120
Tvardi Therapeutics, Inc.*	5	117
BRC, Inc. — Class A*	87	114
Anteris Technologies Global Corp.*	30	114
Sanara Medtech, Inc.*	4	114
Solesence Inc*	26	113
Korro Bio, Inc.*	9	112
Lucid Diagnostics, Inc.*	96	110
Coherus Oncology, Inc.*	149	109
Aardvark Therapeutics, Inc.*	8	108
Innovage Holding Corp.*	28	103
Myomo, Inc.*	46	99
Emerald Holding, Inc.	20	97
AirSculpt Technologies, Inc.*,1	18	87
Greenwich Lifesciences, Inc.*	9	82
TuHURA Biosciences, Inc.*	36	80
HireQuest, Inc.	8	80
Alpha Teknova, Inc.*	15	74
Ispire Technology, Inc.*	26	67
FitLife Brands, Inc.*	5	65
MarketWise, Inc.	3	59
Forafric Global plc*	7	55
Inmune Bio, Inc.*	23	53
Tevogen Bio Holdings, Inc.*	40	50
Actuate Therapeutics, Inc.*	8	49
SBC Medical Group Holdings, Inc.*	8	37
Atlantic International Corp.*	15	30
Scilex Holding Co.*	3	19
Nektar Therapeutics*	0	12
Ligand Pharmaceuticals, Inc.*,†††	12	–
Ligand Pharmaceuticals, Inc.*,†††	12	–
Total Consumer, Non-cyclical		779,818
Industrial - 10.2%
Fabrinet*	51	15,029
Fluor Corp.*	235	12,048
AeroVironment, Inc.*	40	11,398
NEXTracker, Inc. — Class A*	199	10,820
Kratos Defense & Security Solutions, Inc.*	232	10,776
SPX Technologies, Inc.*	64	10,732
Chart Industries, Inc.*	64	10,537
Badger Meter, Inc.	42	10,288
Casella Waste Systems, Inc. — Class A*	88	10,153
Sterling Infrastructure, Inc.*	42	9,691
Watts Water Technologies, Inc. — Class A	39	9,590
Dycom Industries, Inc.*	39	9,531
Federal Signal Corp.	84	8,939
JBT Marel Corp.	73	8,779
UFP Industries, Inc.	85	8,446
Itron, Inc.*	64	8,424
Archer Aviation, Inc. — Class A*	764	8,289
Zurn Elkay Water Solutions Corp.	211	7,716
GATX Corp.	50	7,678
Modine Manufacturing Co.*	74	7,289
Moog, Inc. — Class A	40	7,239
Sanmina Corp.*	73	7,142
ESCO Technologies, Inc.	37	7,099
NuScale Power Corp.*	178	7,042
Advanced Energy Industries, Inc.	53	7,022
Construction Partners, Inc. — Class A*	66	7,014
Bloom Energy Corp. — Class A*	288	6,889
Joby Aviation, Inc.*,1	648	6,836
CSW Industrials, Inc.	23	6,597
Novanta, Inc.*	51	6,575
Knife River Corp.*	80	6,531
Belden, Inc.	56	6,485
Mirion Technologies, Inc.*	295	6,351
Frontdoor, Inc.*	104	6,130
Primoris Services Corp.	76	5,923
Arcosa, Inc.	68	5,896
Golar LNG Ltd.	140	5,767
TTM Technologies, Inc.*	141	5,756
Enpro, Inc.	30	5,746
Granite Construction, Inc.	61	5,704
Kadant, Inc.	17	5,396
Exponent, Inc.	71	5,304
Mueller Water Products, Inc. — Class A	219	5,265
OSI Systems, Inc.*	23	5,172
Plexus Corp.*	38	5,142
Matson, Inc.	46	5,122
Franklin Electric Company, Inc.	56	5,025
EnerSys	55	4,717

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Boise Cascade Co.	54	$4,688
Atmus Filtration Technologies, Inc.	117	4,261
Terex Corp.	91	4,249
Cactus, Inc. — Class A	96	4,197
Argan, Inc.	19	4,189
MYR Group, Inc.*	22	3,992
Griffon Corp.	55	3,980
AZZ, Inc.	42	3,968
Mercury Systems, Inc.*	73	3,932
IES Holdings, Inc.*	13	3,851
RXO, Inc.*	228	3,584
AAR Corp.*	50	3,440
Atkore, Inc.	48	3,386
Alamo Group, Inc.	15	3,276
O-I Glass, Inc.*	216	3,184
Trinity Industries, Inc.	115	3,106
Enerpac Tool Group Corp.	76	3,082
Tutor Perini Corp.*	63	2,947
Albany International Corp. — Class A	42	2,945
Hub Group, Inc. — Class A	84	2,808
Worthington Enterprises, Inc.	44	2,800
Powell Industries, Inc.	13	2,736
Vishay Intertechnology, Inc.	170	2,700
Triumph Group, Inc.*	104	2,678
Standex International Corp.	17	2,660
Tecnoglass, Inc.	34	2,630
Kennametal, Inc.	109	2,503
PureCycle Technologies, Inc.*	182	2,493
Gibraltar Industries, Inc.*	42	2,478
ArcBest Corp.	32	2,464
Enovix Corp.*	231	2,388
Scorpio Tankers, Inc.	61	2,387
Greif, Inc. — Class A	36	2,340
Materion Corp.	29	2,302
Werner Enterprises, Inc.	84	2,298
World Kinect Corp.	78	2,211
Lindsay Corp.	15	2,164
Knowles Corp.*	121	2,132
Limbach Holdings, Inc.*	15	2,102
Xometry, Inc. — Class A*	61	2,061
International Seaways, Inc.	56	2,043
Tennant Co.	26	2,014
Hillenbrand, Inc.	99	1,987
Hillman Solutions Corp.*	278	1,985
American Superconductor Corp.*	54	1,981
Greenbrier Companies, Inc.	43	1,980
Masterbrand, Inc.*	178	1,946
Benchmark Electronics, Inc.	50	1,941
DHT Holdings, Inc.	179	1,935
Applied Optoelectronics, Inc.*	75	1,927
NV5 Global, Inc.*	82	1,893
Energizer Holdings, Inc.	93	1,875
CTS Corp.	42	1,790
Intuitive Machines, Inc.*	153	1,663
DXP Enterprises, Inc.*	18	1,578
Ducommun, Inc.*	19	1,570
Helios Technologies, Inc.	47	1,569
Janus International Group, Inc.*	190	1,547
Vicor Corp.*	33	1,497
Bel Fuse, Inc. — Class B	15	1,465
Napco Security Technologies, Inc.	49	1,455
Teekay Tankers Ltd. — Class A	34	1,419
SFL Corporation Ltd.	170	1,416
Astronics Corp.*	42	1,406
Worthington Steel, Inc.	46	1,372
TriMas Corp.	47	1,345
nLight, Inc.*	68	1,338
Astec Industries, Inc.	32	1,334
Proto Labs, Inc.*	33	1,321
Thermon Group Holdings, Inc.*	47	1,320
NANO Nuclear Energy, Inc.*	38	1,311
Cadre Holdings, Inc.	40	1,274
Dorian LPG Ltd.	52	1,268
Apogee Enterprises, Inc.	30	1,218
FARO Technologies, Inc.*	27	1,186
CECO Environmental Corp.*	41	1,161
Great Lakes Dredge & Dock Corp.*	93	1,134
American Woodmark Corp.*	21	1,121
Marten Transport Ltd.	82	1,065
Gorman-Rupp Co.	29	1,065
Golden Ocean Group Ltd.[1]	144	1,054
Evolv Technologies Holdings, Inc.*	162	1,011
Montrose Environmental Group, Inc.*	46	1,007
Insteel Industries, Inc.	26	968
FLEX LNG Ltd.	44	967
Energy Recovery, Inc.*	75	959
Ichor Holdings Ltd.*	48	943
Enviri Corp.*	107	929
Ardagh Metal Packaging S.A.	196	839
Sturm Ruger & Company, Inc.	23	826
Ryerson Holding Corp.	38	820
Metallus, Inc.*	52	801
Forward Air Corp.*	32	785
Byrna Technologies, Inc.*	25	772
Redwire Corp.*,1	47	766
Nordic American Tankers Ltd.	288	758
Red Cat Holdings, Inc.*	104	757
Myers Industries, Inc.	52	753
TSS, Inc.*	26	750
Graham Corp.*	15	743
Allient, Inc.	20	726
Genco Shipping & Trading Ltd.	55	719
Willis Lease Finance Corp.	5	714
National Presto Industries, Inc.	7	686
Mesa Laboratories, Inc.	7	660
Kimball Electronics, Inc.*	34	654
Navigator Holdings Ltd.	46	651
Hyster-Yale, Inc.	16	636
LSI Industries, Inc.	37	629
Heartland Express, Inc.	72	622
Columbus McKinnon Corp.	40	611
Teekay Corporation Ltd.	73	602
Clearwater Paper Corp.*	22	599
LSB Industries, Inc.*	76	593
Power Solutions International, Inc.*	9	582
Manitowoc Company, Inc.*	48	577
Bowman Consulting Group Ltd.*	20	575
NWPX Infrastructure Inc*	14	574
Costamare, Inc.	62	565

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Covenant Logistics Group, Inc. — Class A	23	$555
Aspen Aerogels, Inc.*	93	551
Amprius Technologies, Inc.*	130	547
Centuri Holdings, Inc.*	24	539
Smith & Wesson Brands, Inc.	62	538
NVE Corp.	7	515
CryoPort, Inc.*	69	515
Standard BioTools, Inc.*	420	504
Eastman Kodak Co.*	89	503
Eve Holding, Inc.*	72	494
Greif, Inc. — Class B	7	483
Orion Group Holdings, Inc.*	53	481
JELD-WEN Holding, Inc.*	119	467
Luxfer Holdings plc	38	463
Ardmore Shipping Corp.	48	461
Olympic Steel, Inc.	14	456
Titan America S.A.*	34	424
Latham Group, Inc.*	63	402
MicroVision, Inc.*	344	392
Park Aerospace Corp.	26	384
Neonode, Inc.*	15	382
Lightbridge Corp.*	26	348
KULR Technology Group, Inc.*	46	328
Tredegar Corp.*	37	326
Kopin Corp.*	209	320
Mayville Engineering Company, Inc.*	20	319
Palladyne AI Corp.*	36	312
L B Foster Co. — Class A*	14	306
Pure Cycle Corp.*	28	300
Safe Bulkers, Inc.	81	292
Turtle Beach Corp.*	21	290
Radiant Logistics, Inc.*	47	286
Karat Packaging, Inc.	10	281
908 Devices, Inc.*	38	271
AerSale Corp.*	45	271
Perma-Fix Environmental Services, Inc.*	24	253
Himalaya Shipping Ltd.*	42	242
Proficient Auto Logistics, Inc.*	33	240
Sight Sciences, Inc.*	58	240
Arq, Inc.*	44	236
Ranpak Holdings Corp.*	66	236
Park-Ohio Holdings Corp.	13	232
Universal Logistics Holdings, Inc.	9	228
Gencor Industries, Inc.*	15	210
Core Molding Technologies, Inc.*	12	199
Pangaea Logistics Solutions Ltd.	42	197
Concrete Pumping Holdings, Inc.	32	197
Richtech Robotics, Inc. — Class B*	96	187
Mistras Group, Inc.*	23	184
Eastern Co.	8	183
Bel Fuse, Inc. — Class A	2	180
Energy Services of America Corp.	17	169
Omega Flex, Inc.	5	162
Outdoor Holding Co.*	123	157
AirJoule Technologies Corp.*	30	139
Ascent Industries Co.*	11	139
Smith-Midland Corp.*	4	134
Pro-DEX, Inc.*	3	131
M-Tron Industries, Inc.*	3	126
Net Power, Inc.*	48	118
Costamare Bulkers Holdings Ltd.*	12	104
PAMT CORP*	8	103
SKYX Platforms Corp.*	85	89
NL Industries, Inc.	12	77
Southland Holdings, Inc.*	15	63
Total Industrial		598,991
Consumer, Cyclical - 6.7%
Brinker International, Inc.*	62	11,181
Taylor Morrison Home Corp. — Class A*	138	8,476
Group 1 Automotive, Inc.	18	7,861
Shake Shack, Inc. — Class A*	55	7,733
FirstCash Holdings, Inc.	56	7,568
Meritage Homes Corp.	100	6,697
Asbury Automotive Group, Inc.*	28	6,679
Boot Barn Holdings, Inc.*	43	6,536
Urban Outfitters, Inc.*	89	6,456
Installed Building Products, Inc.	33	5,951
GMS, Inc.*	54	5,873
SkyWest, Inc.*	57	5,869
Life Time Group Holdings, Inc.*	191	5,793
Abercrombie & Fitch Co. — Class A*	66	5,468
KB Home	98	5,191
Kontoor Brands, Inc.	77	5,080
Dorman Products, Inc.*	39	4,784
Cavco Industries, Inc.*	11	4,779
Champion Homes, Inc.*	76	4,758
Signet Jewelers Ltd.	59	4,694
Resideo Technologies, Inc.*	209	4,611
Rush Enterprises, Inc. — Class A	88	4,533
Cinemark Holdings, Inc.	150	4,527
Patrick Industries, Inc.	46	4,244
Academy Sports & Outdoors, Inc.	93	4,167
M/I Homes, Inc.*	37	4,148
Six Flags Entertainment Corp.*	135	4,108
Cheesecake Factory, Inc.	65	4,073
Tri Pointe Homes, Inc.*	126	4,026
UniFirst Corp.	21	3,953
Advance Auto Parts, Inc.	84	3,905
Goodyear Tire & Rubber Co.*	367	3,806
VSE Corp.	29	3,798
PriceSmart, Inc.	36	3,781
OPENLANE, Inc.*	149	3,643
Visteon Corp.*	39	3,639
Peloton Interactive, Inc. — Class A*	518	3,595
Red Rock Resorts, Inc. — Class A	69	3,590
Hilton Grand Vacations, Inc.*	86	3,572
REV Group, Inc.	72	3,426
Marriott Vacations Worldwide Corp.	45	3,254
Genius Sports Ltd.*	309	3,214
HNI Corp.	65	3,197
LCI Industries	35	3,192
Dana, Inc.	186	3,190

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Polaris, Inc.	75	$3,049
Atlanta Braves Holdings, Inc. — Class C*	65	3,040
Warby Parker, Inc. — Class A*	138	3,026
Foot Locker, Inc.*	120	2,940
Acushnet Holdings Corp.	40	2,913
Capri Holdings Ltd.*	162	2,867
Green Brick Partners, Inc.*	44	2,767
OneSpaWorld Holdings Ltd.	133	2,712
National Vision Holdings, Inc.*	109	2,508
International Game Technology plc	157	2,482
Super Group SGHC Ltd.	224	2,457
Phinia, Inc.	55	2,447
Steven Madden Ltd.	97	2,326
Adient plc*	118	2,296
Hanesbrands, Inc.*	493	2,258
Papa John’s International, Inc.	46	2,251
Madison Square Garden Entertainment Corp.*	56	2,238
American Eagle Outfitters, Inc.	228	2,193
Sweetgreen, Inc. — Class A*	145	2,158
La-Z-Boy, Inc.	58	2,156
Century Communities, Inc.	38	2,140
Wolverine World Wide, Inc.	113	2,043
Buckle, Inc.	44	1,995
Blue Bird Corp.*	45	1,942
JetBlue Airways Corp.*	452	1,912
AMC Entertainment Holdings, Inc. — Class A*	611	1,894
Cracker Barrel Old Country Store, Inc.	31	1,894
Rush Street Interactive, Inc.*	125	1,862
Garrett Motion, Inc.	177	1,860
MillerKnoll, Inc.	95	1,845
United Parks & Resorts, Inc.*	38	1,792
Sonos, Inc.*	165	1,784
Victoria’s Secret & Co.*	96	1,778
IMAX Corp.*	61	1,706
Interface, Inc. — Class A	81	1,695
Everi Holdings, Inc.*	119	1,695
Sonic Automotive, Inc. — Class A	21	1,679
Leggett & Platt, Inc.	186	1,659
MRC Global, Inc.*	120	1,645
Aeva Technologies, Inc.*	43	1,625
Sabre Corp.*	509	1,608
Lionsgate Studios Corp.*	269	1,563
Monarch Casino & Resort, Inc.	18	1,556
Fox Factory Holding Corp.*	59	1,530
Winmark Corp.	4	1,510
Carter’s, Inc.	50	1,507
LGI Homes, Inc.*	29	1,494
Topgolf Callaway Brands Corp.*	185	1,489
Camping World Holdings, Inc. — Class A	85	1,461
BJ’s Restaurants, Inc.*	30	1,338
Sally Beauty Holdings, Inc.*	144	1,333
ScanSource, Inc.*	31	1,296
Kohl’s Corp.	152	1,289
G-III Apparel Group Ltd.*	55	1,232
Steelcase, Inc. — Class A	118	1,231
XPEL, Inc.*	34	1,221
Gentherm, Inc.*	43	1,216
Dave & Buster’s Entertainment, Inc.*	38	1,143
Winnebago Industries, Inc.	38	1,102
Allegiant Travel Co. — Class A*	20	1,099
Dream Finders Homes, Inc. — Class A*	42	1,055
PC Connection, Inc.	16	1,053
Bloomin’ Brands, Inc.	118	1,016
Microvast Holdings, Inc.*	277	1,006
indie Semiconductor, Inc. — Class A*,1	272	968
ThredUp, Inc. — Class A*	128	959
Douglas Dynamics, Inc.	32	943
Portillo’s, Inc. — Class A*	79	922
Standard Motor Products, Inc.	30	922
Ethan Allen Interiors, Inc.	33	919
Beazer Homes USA, Inc.*	41	917
First Watch Restaurant Group, Inc.*	57	914
Accel Entertainment, Inc.*	76	895
Daktronics, Inc.*	58	877
Build-A-Bear Workshop, Inc. — Class A	17	877
Pursuit Attractions and Hospitality, Inc.*	30	865
Malibu Boats, Inc. — Class A*	27	846
Sun Country Airlines Holdings, Inc.*	72	846
Global Business Travel Group I*	133	838
BlueLinx Holdings, Inc.*	11	818
Oxford Industries, Inc.	20	805
Golden Entertainment, Inc.	27	795
Kura Sushi USA, Inc. — Class A*	9	775
Ermenegildo Zegna N.V.	86	735
Hovnanian Enterprises, Inc. — Class A*	7	732
Miller Industries, Inc.	16	711
ODP Corp.*	39	707
Titan International, Inc.*	68	698
Rush Enterprises, Inc. — Class B	13	682
MarineMax, Inc.*	27	679
American Axle & Manufacturing Holdings, Inc.*	162	661
EVgo, Inc.*	180	657
Arhaus, Inc.*	72	624
Lindblad Expeditions Holdings, Inc.*	53	619
Wabash National Corp.	58	617
America’s Car-Mart, Inc.*	11	617
A-Mark Precious Metals, Inc.	27	599
Shyft Group, Inc.	46	577
Titan Machinery, Inc.*	29	574
Caleres, Inc.	46	562
Marcus Corp.	33	556
Nu Skin Enterprises, Inc. — Class A	69	551
Global Industrial Co.	20	540
Forestar Group, Inc.*	27	540
Cooper-Standard Holdings, Inc.*	24	516
Dine Brands Global, Inc.	21	511
Xperi, Inc.*	63	498
Clean Energy Fuels Corp.*	247	482
Shoe Carnival, Inc.	25	468
RCI Hospitality Holdings, Inc.	12	457

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Arko Corp.	108	$457
Methode Electronics, Inc.	48	457
Jack in the Box, Inc.	26	454
Hudson Technologies, Inc.*	55	447
Solid Power, Inc.*	203	445
Atlanta Braves Holdings, Inc. — Class A*	9	443
Potbelly Corp.*	36	441
Frontier Group Holdings, Inc.*	119	432
MasterCraft Boat Holdings, Inc.*	23	427
El Pollo Loco Holdings, Inc.*	37	407
Haverty Furniture Companies, Inc.	19	387
Lovesac Co.*	19	346
Savers Value Village, Inc.*	33	337
Movado Group, Inc.	21	320
Krispy Kreme, Inc.[1]	108	314
Petco Health & Wellness Company, Inc.*	110	311
Strattec Security Corp.*	5	311
Weyco Group, Inc.	9	298
Biglari Holdings, Inc. — Class B*	1	292
Xponential Fitness, Inc. — Class A*	39	292
Zumiez, Inc.*	22	292
Motorcar Parts of America, Inc.*	26	291
Denny’s Corp.*	71	291
Starz Entertainment Corp.*	18	289
Genesco, Inc.*	14	276
JAKKS Pacific, Inc.	13	270
Tile Shop Holdings, Inc.*	40	254
Barnes & Noble Education, Inc.*	21	247
Hyliion Holdings Corp.*	182	240
Livewire Group, Inc.*	52	239
Citi Trends, Inc.*	7	234
Funko, Inc. — Class A*	49	233
Webtoon Entertainment, Inc.*,1	25	227
Reservoir Media, Inc.*	29	222
Rocky Brands, Inc.	10	222
OneWater Marine, Inc. — Class A*	16	214
Johnson Outdoors, Inc. — Class A	7	212
Sleep Number Corp.*	29	196
Escalade, Inc.	14	196
Flexsteel Industries, Inc.	5	180
Hamilton Beach Brands Holding Co. — Class A	10	179
American Outdoor Brands, Inc.*	17	178
Lakeland Industries, Inc.	13	177
Holley, Inc.*	84	168
Bassett Furniture Industries, Inc.	11	167
Superior Group of Companies, Inc.	16	165
Luminar Technologies, Inc.*	56	161
EVI Industries, Inc.	7	153
J Jill, Inc.	10	146
Clarus Corp.	41	142
Virco Mfg. Corp.	15	120
Spirit Aviation Holdings, Inc.*	23	115
Designer Brands, Inc. — Class A1	45	107
Marine Products Corp.	12	102
Torrid Holdings, Inc.*,1	33	97
Bally’s Corp.*	10	96
Traeger, Inc.*	44	75
Envela Corp.*	9	55
CompX International, Inc.	2	53
Total Consumer, Cyclical		389,266
Technology - 6.1%
IonQ, Inc.*	333	14,309
CommVault Systems, Inc.*	62	10,808
Rambus, Inc.*	152	9,731
Varonis Systems, Inc.*	155	7,866
Clearwater Analytics Holdings, Inc. — Class A*	346	7,588
Qualys, Inc.*	51	7,286
SPS Commerce, Inc.*	53	7,213
ACI Worldwide, Inc.*	148	6,795
Box, Inc. — Class A*	197	6,732
Silicon Laboratories, Inc.*	45	6,631
SiTime Corp.*	30	6,392
D-Wave Quantum, Inc.*,1	404	5,915
Tenable Holdings, Inc.*	168	5,675
Maximus, Inc.	79	5,546
SoundHound AI, Inc. — Class A*,1	514	5,515
Semtech Corp.*	122	5,507
Insight Enterprises, Inc.*	39	5,385
Waystar Holding Corp.*	128	5,231
Workiva, Inc.*	71	4,860
Rigetti Computing, Inc.*,1	396	4,697
Power Integrations, Inc.	80	4,472
Freshworks, Inc. — Class A*	286	4,264
BlackLine, Inc.*	74	4,190
C3.ai, Inc. — Class A*	170	4,177
Agilysys, Inc.*	36	4,127
Zeta Global Holdings Corp. — Class A*	264	4,089
Intapp, Inc.*	78	4,026
Impinj, Inc.*	36	3,999
PAR Technology Corp.*	56	3,885
Progress Software Corp.	60	3,830
ACV Auctions, Inc. — Class A*	236	3,828
Ambarella, Inc.*	57	3,766
FormFactor, Inc.*	109	3,751
AvePoint, Inc.*	187	3,611
WNS Holdings Ltd.*	57	3,605
Synaptics, Inc.*	55	3,565
Blackbaud, Inc.*	54	3,467
Diodes, Inc.*	64	3,385
Clear Secure, Inc. — Class A	118	3,276
Vertex, Inc. — Class A*	91	3,215
Axcelis Technologies, Inc.*	45	3,136
Quantum Computing, Inc.*	161	3,086
Braze, Inc. — Class A*	107	3,007
LiveRamp Holdings, Inc.*	91	3,007
ASGN, Inc.*	60	2,996
NCR Atleos Corp.*	103	2,939
Alkami Technology, Inc.*	96	2,893
Pitney Bowes, Inc.	258	2,815
Five9, Inc.*	106	2,807
BigBear.ai Holdings, Inc.*	404	2,743
DigitalOcean Holdings, Inc.*	91	2,599
CSG Systems International, Inc.	39	2,547
Kulicke & Soffa Industries, Inc.	73	2,526
Alignment Healthcare, Inc.*	179	2,506
NetScout Systems, Inc.*	98	2,431

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
AvidXchange Holdings, Inc.*	240	$2,350
NCR Voyix Corp.*	195	2,287
Donnelley Financial Solutions, Inc.*	37	2,281
Phreesia, Inc.*	79	2,248
Innodata, Inc.*	43	2,202
Adeia, Inc.	153	2,163
Rapid7, Inc.*	90	2,082
Diebold Nixdorf, Inc.*	36	1,994
NextNav, Inc.*	124	1,885
Evolent Health, Inc. — Class A*	165	1,858
ACM Research, Inc. — Class A*	71	1,839
Planet Labs PBC*	301	1,836
PagerDuty, Inc.*	118	1,803
Digi International, Inc.*	51	1,778
Asana, Inc. — Class A*	131	1,769
Ouster, Inc.*	71	1,722
Verint Systems, Inc.*	87	1,711
Appian Corp. — Class A*	55	1,642
MaxLinear, Inc. — Class A*	115	1,634
Veeco Instruments, Inc.*	80	1,626
Photronics, Inc.*	86	1,619
Schrodinger Incorporated/United States*	79	1,589
Sprout Social, Inc. — Class A*	73	1,526
Amplitude, Inc. — Class A*	122	1,513
Life360, Inc.*,1	23	1,501
Penguin Solutions, Inc.*	75	1,486
Olo, Inc. — Class A*	162	1,442
Ultra Clean Holdings, Inc.*	63	1,422
Fastly, Inc. — Class A*	192	1,356
Porch Group, Inc.*	113	1,332
Sapiens International Corporation N.V.	44	1,287
Pagaya Technologies Ltd. — Class A*	59	1,258
Yext, Inc.*	145	1,233
Navitas Semiconductor Corp.*	188	1,231
Cohu, Inc.*	64	1,231
V2X, Inc.*	24	1,165
Grid Dynamics Holdings, Inc.*	93	1,074
Blend Labs, Inc. — Class A*	295	974
PDF Solutions, Inc.*	45	962
PROS Holdings, Inc.*	61	955
Jamf Holding Corp.*	95	903
Alpha & Omega Semiconductor Ltd.*	35	898
Vimeo, Inc.*	221	893
Integral Ad Science Holding Corp.*	107	889
I3 Verticals, Inc. — Class A*	32	879
Xerox Holdings Corp.[1]	165	869
OneSpan, Inc.	51	851
Daily Journal Corp.*	2	845
Digital Turbine, Inc.*	143	844
E2open Parent Holdings, Inc.*	257	830
Cantaloupe, Inc.*	75	824
N-able, Inc.*	101	818
Red Violet, Inc.	16	787
PubMatic, Inc. — Class A*	59	734
GigaCloud Technology, Inc. — Class A*,1	37	732
MeridianLink, Inc.*	45	730
CEVA, Inc.*	33	725
PlayAGS, Inc.*	57	712
Weave Communications, Inc.*	82	682
Domo, Inc. — Class B*	48	671
Ibotta, Inc. — Class A*	18	659
Cerence, Inc.*	61	623
Consensus Cloud Solutions, Inc.*	27	623
Nutex Health, Inc.*	5	622
Corsair Gaming, Inc.*	66	622
Mitek Systems, Inc.*	62	614
Bandwidth, Inc. — Class A*	38	604
SEMrush Holdings, Inc. — Class A*	65	588
Conduent, Inc.*	209	552
VTEX — Class A*	81	535
Climb Global Solutions, Inc.	5	535
Aehr Test Systems*	40	517
Claritev Corp.*	11	496
Talkspace, Inc.*	173	481
Outset Medical, Inc.*	25	480
Vishay Precision Group, Inc.*	17	478
BigCommerce Holdings, Inc.*	92	460
Cricut, Inc. — Class A	65	440
Unisys Corp.*	94	426
IBEX Holdings Ltd.*	14	407
Simulations Plus, Inc.	23	401
Rezolve AI plc*	127	391
Arteris, Inc.*	40	381
Playtika Holding Corp.	79	374
SkyWater Technology, Inc.*	37	364
8x8, Inc.*	183	359
Health Catalyst, Inc.*	95	358
Asure Software, Inc.*	35	342
Immersion Corp.	42	331
TruBridge, Inc.*	14	328
ReposiTrak, Inc.[1]	16	314
Viant Technology, Inc. — Class A*	22	291
Digimarc Corp.*	22	291
ON24, Inc.*	53	288
Inspired Entertainment, Inc.*	35	286
3D Systems Corp.*	185	285
Vuzix Corp.*	89	260
Rimini Street, Inc.*	68	256
Telos Corp.*	77	244
CoreCard Corp.*	8	232
Kaltura, Inc.*	114	229
EverCommerce, Inc.*	21	221
Expensify, Inc. — Class A*	84	218
Aeluma, Inc.*	13	213
Faraday Future Intelligent Electric, Inc.*	124	208
Atomera, Inc.*	41	207
Definitive Healthcare Corp.*	50	195
Airship AI Holdings, Inc.*	28	165
Richardson Electronics Ltd.	17	164
eGain Corp.*	26	163
Playstudios, Inc.*	124	162
Rackspace Technology, Inc.*	117	150
CS Disco, Inc.*	33	144
TTEC Holdings, Inc.*	28	135
CSP, Inc.	10	130
Teads Holding Co.*	51	126
WM Technology, Inc.*	123	110

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Synchronoss Technologies, Inc.*	15	$103
Skillsoft Corp.*	6	96
Wolfspeed, Inc.*	218	87
Silvaco Group, Inc.*	11	52
Golden Matrix Group, Inc.*	20	34
Zspace, Inc.*	3	10
Total Technology		359,690
Communications - 2.9%
Credo Technology Group Holding Ltd.*	206	19,074
Hims & Hers Health, Inc.*,1	268	13,360
Q2 Holdings, Inc.*	87	8,142
InterDigital, Inc.	36	8,072
Lumen Technologies, Inc.*	1,340	5,869
EchoStar Corp. — Class A*	190	5,263
Telephone & Data Systems, Inc.	138	4,910
Magnite, Inc.*	197	4,752
Calix, Inc.*	83	4,415
Cargurus, Inc.*	116	3,883
TEGNA, Inc.	226	3,788
Extreme Networks, Inc.*	185	3,321
Viavi Solutions, Inc.*	311	3,132
Cogent Communications Holdings, Inc.	63	3,037
Yelp, Inc. — Class A*	87	2,981
ePlus, Inc.*	37	2,668
Applied Digital Corp.*,1	248	2,497
DigitalBridge Group, Inc.	241	2,494
CommScope Holding Company, Inc.*	300	2,484
Upwork, Inc.*	175	2,352
Viasat, Inc.*	159	2,321
TripAdvisor, Inc.*	162	2,114
A10 Networks, Inc.	104	2,012
Ziff Davis, Inc.*	60	1,816
fuboTV, Inc.*	468	1,806
Globalstar, Inc.*	70	1,649
Sphere Entertainment Co.*	39	1,630
IDT Corp. — Class B	23	1,571
Harmonic, Inc.*	158	1,496
Couchbase, Inc.*	60	1,463
Gogo, Inc.*	96	1,409
Sprinklr, Inc. — Class A*	155	1,311
QuinStreet, Inc.*	76	1,224
Groupon, Inc.*	35	1,171
Revolve Group, Inc.*	57	1,143
NETGEAR, Inc.*	39	1,134
Liberty Latin America Ltd. — Class C*	176	1,095
Grindr, Inc.*	47	1,067
Rumble, Inc.*	110	988
Cars.com, Inc.*	82	972
Shenandoah Telecommunications Co.	71	970
Cable One, Inc.	7	951
HealthStream, Inc.	34	941
ADTRAN Holdings, Inc.*	104	933
Angi, Inc.*	61	931
EverQuote, Inc. — Class A*	38	919
BlackSky Technology, Inc.*	39	803
Altice USA, Inc. — Class A*	365	781
Liquidity Services, Inc.*	33	778
Serve Robotics, Inc.*	66	755
Powerfleet Incorporated NJ*	174	750
Sinclair, Inc.	54	746
Stagwell, Inc.*	162	729
Gannett Company, Inc.*	198	709
LifeMD, Inc.*	52	708
Figs, Inc. — Class A*	124	699
Clearfield, Inc.*	16	695
Bumble, Inc. — Class A*	102	672
Shutterstock, Inc.[1]	34	645
RealReal, Inc.*	134	642
Thryv Holdings, Inc.*	52	632
Scholastic Corp.	30	630
Gray Media, Inc.	123	557
Nexxen International Ltd.*	53	552
Stitch Fix, Inc. — Class A*	149	551
Beyond, Inc.*	77	530
Ribbon Communications, Inc.*	132	529
MediaAlpha, Inc. — Class A*	47	515
Spok Holdings, Inc.	29	513
Nextdoor Holdings, Inc.*	297	493
Preformed Line Products Co.	3	479
Ooma, Inc.*	36	464
Anterix, Inc.*	18	462
National CineMedia, Inc.	90	436
Boston Omaha Corp. — Class A*	31	435
Backblaze, Inc. — Class A*	75	413
Aviat Networks, Inc.*	16	385
Satellogic, Inc. — Class A*	96	348
OptimizeRx Corp.*	24	324
iHeartMedia, Inc. — Class A*	167	294
WideOpenWest, Inc.*	71	288
TechTarget, Inc.*	37	288
AMC Networks, Inc. — Class A*	45	282
Open Lending Corp. — Class A*	144	279
Eventbrite, Inc. — Class A*	104	274
Gambling.com Group Ltd.*	23	273
EW Scripps Co. — Class A*	88	259
Getty Images Holdings, Inc.*	155	257
CuriosityStream, Inc.	45	253
Liberty Latin America Ltd. — Class A*	41	250
ATN International, Inc.	14	227
Frequency Electronics, Inc.	9	204
Entravision Communications Corp. — Class A	87	202
BK Technologies Corp.*	4	189
Lands’ End, Inc.*	17	182
Tucows, Inc. — Class A*	9	177
Advantage Solutions, Inc.*	132	174
Newsmax, Inc.*	11	166
Vivid Seats, Inc. — Class A*	92	155
1-800-Flowers.com, Inc. — Class A*,1	31	153
Inseego Corp.*	17	140
Triller Group, Inc.*	144	134
Nerdy, Inc.*	81	132
BARK, Inc.*	150	132
AudioEye, Inc.*	11	128
Crexendo, Inc.*	20	121
Travelzoo*	9	115
Arena Group Holdings, Inc.*	18	112
Gaia, Inc.*	24	105
Value Line, Inc.	1	39
Total Communications		166,875

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Energy - 2.7%
CNX Resources Corp.*	200	$6,736
ChampionX Corp.	269	6,682
Magnolia Oil & Gas Corp. — Class A	262	5,890
Archrock, Inc.	232	5,761
Core Natural Resources, Inc.	74	5,161
Noble Corporation plc	177	4,699
Murphy Oil Corp.	190	4,275
Gulfport Energy Corp.*	21	4,225
California Resources Corp.	92	4,202
SM Energy Co.	160	3,954
Valaris Ltd.*	89	3,748
Northern Oil & Gas, Inc.	130	3,685
Warrior Met Coal, Inc.	73	3,346
Tidewater, Inc.*	71	3,275
Patterson-UTI Energy, Inc.	496	2,941
Comstock Resources, Inc.*	104	2,878
Oceaneering International, Inc.*	132	2,735
Kinetik Holdings, Inc. — Class A	62	2,731
Transocean Ltd.*	1,046	2,709
Kodiak Gas Services, Inc.	76	2,604
PBF Energy, Inc. — Class A	118	2,557
Liberty Energy, Inc. — Class A	222	2,549
Sunrun, Inc.*	294	2,405
Seadrill Ltd.*	88	2,310
Peabody Energy Corp.	172	2,308
DNOW, Inc.*	151	2,239
Crescent Energy Co. — Class A	251	2,159
Sable Offshore Corp.*	96	2,110
Helmerich & Payne, Inc.	136	2,062
Sitio Royalties Corp. — Class A	110	2,022
Par Pacific Holdings, Inc.*	75	1,990
Plug Power, Inc.*,1	1,282	1,910
Delek US Holdings, Inc.	85	1,800
Alpha Metallurgical Resources, Inc.*	16	1,800
NextDecade Corp.*	188	1,675
Eos Energy Enterprises, Inc.*	310	1,587
Atlas Energy Solutions, Inc.[1]	109	1,457
Solaris Energy Infrastructure, Inc. — Class A	51	1,443
Talos Energy, Inc.*	169	1,433
Bristow Group, Inc.*	40	1,319
Array Technologies, Inc.*,1	213	1,257
Helix Energy Solutions Group, Inc.*	201	1,254
Expro Group Holdings N.V.*	145	1,246
CVR Energy, Inc.	43	1,155
Kosmos Energy Ltd.*	666	1,145
Select Water Solutions, Inc. — Class A	131	1,132
Diversified Energy Company plc	77	1,130
REX American Resources Corp.*	21	1,023
SunCoke Energy, Inc.	119	1,022
Aris Water Solutions, Inc. — Class A	43	1,017
Shoals Technologies Group, Inc. — Class A*	236	1,003
NPK International, Inc.*	113	962
Excelerate Energy, Inc. — Class A	32	938
Vitesse Energy, Inc.	41	906
Innovex International, Inc.*	54	843
New Fortress Energy, Inc.	236	784
Core Laboratories, Inc.	66	760
Fluence Energy, Inc.*	107	718
Hallador Energy Co.*	44	696
Vital Energy, Inc.*,1	42	676
ProPetro Holding Corp.*	112	669
Ramaco Resources, Inc. — Class A	50	657
TETRA Technologies, Inc.*	178	598
RPC, Inc.	125	591
ASP Isotopes, Inc.*	80	589
BKV Corp.*	24	579
Borr Drilling Ltd.*	312	571
Nabors Industries Ltd.*	20	560
SandRidge Energy, Inc.	51	552
Green Plains, Inc.*	90	543
VAALCO Energy, Inc.	145	523
National Energy Services Reunited Corp.*	85	512
Matrix Service Co.*	37	500
Granite Ridge Resources, Inc.	76	484
Riley Exploration Permian, Inc.	18	472
Flowco Holdings, Inc. — Class A	26	463
Oil States International, Inc.*	82	440
Gevo, Inc.*	323	426
Infinity Natural Resources, Inc. — Class A*	21	384
Natural Gas Services Group, Inc.*	14	361
Summit Midstream Corp.*	14	343
Kolibri Global Energy, Inc.*	50	342
Forum Energy Technologies, Inc.*	16	311
Berry Corp.	108	299
Flotek Industries, Inc.*	20	295
Ranger Energy Services, Inc. — Class A	24	287
NACCO Industries, Inc. — Class A	6	266
HighPeak Energy, Inc.[1]	26	255
W&T Offshore, Inc.	139	229
DMC Global, Inc.*	27	218
Montauk Renewables, Inc.*	94	209
Evolution Petroleum Corp.	44	207
Epsilon Energy Ltd.	27	199
T1 Energy, Inc.*	157	193
Complete Solaria, Inc.*	84	154
SEACOR Marine Holdings, Inc.*	29	148
PrimeEnergy Resources Corp.*	1	146
FutureFuel Corp.	35	136
ProFrac Holding Corp. — Class A*,1	17	132
Empire Petroleum Corp.*	21	111
Mammoth Energy Services, Inc.*	34	95
Prairie Operating Co.*	30	90
OPAL Fuels, Inc. — Class A*	30	72
NextNRG, Inc.*	25	69
Verde Clean Fuels, Inc.*	6	21
Ramaco Resources, Inc. — Class B	0	3
Total Energy		156,343
Basic Materials - 2.0%
Coeur Mining, Inc.*	899	7,965

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 61.1%
Commercial Metals Co.	159	$7,777
Balchem Corp.	46	7,323
Sensient Technologies Corp.	59	5,813
Cabot Corp.	76	5,700
Hecla Mining Co.	843	5,050
HB Fuller Co.	77	4,632
Avient Corp.	129	4,168
Uranium Energy Corp.*	598	4,066
Centrus Energy Corp. — Class A*	21	3,847
Hawkins, Inc.	27	3,837
SSR Mining, Inc.*	286	3,644
Innospec, Inc.	35	2,943
Perimeter Solutions, Inc.*	195	2,714
Constellium SE*	200	2,660
Minerals Technologies, Inc.	45	2,478
Chemours Co.	211	2,416
Sylvamo Corp.	48	2,405
Quaker Chemical Corp.	20	2,239
Ingevity Corp.*	51	2,198
Kaiser Aluminum Corp.	23	1,838
Rogers Corp.*	26	1,780
Energy Fuels, Inc.*	292	1,679
Stepan Co.	30	1,637
Calumet, Inc.*	96	1,512
United States Lime & Minerals, Inc.	15	1,497
Novagold Resources, Inc.*	350	1,432
Century Aluminum Co.*	73	1,315
Ecovyst, Inc.*	152	1,251
MAC Copper Ltd. — Class A*	100	1,209
Radius Recycling, Inc. — Class A	39	1,158
Ivanhoe Electric Incorporated / US*	120	1,088
Compass Minerals International, Inc.*	49	984
AdvanSix, Inc.	37	879
Koppers Holdings, Inc.	27	868
Tronox Holdings plc — Class A	168	852
Oil-Dri Corporation of America	14	826
Orion S.A.	78	818
Perpetua Resources Corp.*	65	789
Encore Energy Corp.*	259	741
Ferroglobe plc	167	613
Magnera Corp.*	47	568
Intrepid Potash, Inc.*	15	536
Mativ Holdings, Inc.	76	518
Dakota Gold Corp.*	121	446
Caledonia Mining Corporation plc	23	444
Rayonier Advanced Materials, Inc.*	90	347
Codexis, Inc.*	115	281
US Antimony Corp.*	128	279
Idaho Strategic Resources, Inc.*	18	235
Contango ORE, Inc.*	12	234
Kronos Worldwide, Inc.	31	192
American Battery Technology Co.*	113	183
US Gold Corp.*	15	183
Vox Royalty Corp.	56	177
NioCorp Developments Ltd.*	73	170
Piedmont Lithium, Inc.*	29	169
Critical Metals Corp.*	45	161
Lifezone Metals Ltd.*	39	161
Trinseo plc	48	150
Friedman Industries, Inc.	9	149
American Vanguard Corp.*	37	145
Valhi, Inc.	3	48
US Goldmining, Inc.*	2	16
Total Basic Materials		114,433
Utilities - 2.0%
Oklo, Inc.*	143	8,007
TXNM Energy, Inc.	130	7,322
Ormat Technologies, Inc.	86	7,203
Brookfield Infrastructure Corp. — Class A	169	7,030
Southwest Gas Holdings, Inc.	91	6,770
New Jersey Resources Corp.	142	6,364
Portland General Electric Co.	155	6,298
ONE Gas, Inc.	84	6,036
Spire, Inc.	81	5,912
Black Hills Corp.	102	5,722
ALLETE, Inc.	82	5,254
MGE Energy, Inc.	52	4,599
Northwestern Energy Group, Inc.	87	4,463
Avista Corp.	113	4,288
Otter Tail Corp.	54	4,163
American States Water Co.	54	4,140
Chesapeake Utilities Corp.	32	3,847
California Water Service Group	84	3,820
Hawaiian Electric Industries, Inc.*	245	2,604
H2O America	45	2,339
Northwest Natural Holding Co.	57	2,264
Middlesex Water Co.	25	1,355
Unitil Corp.	23	1,199
Genie Energy Ltd. — Class B	30	806
Ameresco, Inc. — Class A*	45	684
York Water Co.	20	632
Consolidated Water Company Ltd.	21	630
RGC Resources, Inc.	12	269
Global Water Resources, Inc.	17	173
Total Utilities		114,193
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	41	1,652
	–	–
Total Common Stocks
(Cost $3,421,537)		3,572,307

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25	2	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Communications - 0.0%
Gen Digital, Inc.
Expires 04/17/27	12	98
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	179	–
Sanofi SA	52	–
Tobira Therapeutics, Inc.†††	14	–

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
RIGHTS† - 0.0%
Novartis AG†††,*	100	$–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $86)		98

MUTUAL FUNDS† - 18.1%
Guggenheim Strategy Fund II2	25,618	637,369
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	42,083	422,937
Total Mutual Funds
(Cost $1,044,011)		1,060,306

	Face Amount
U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
4.23% due 09/18/25[3,4]	$50,000	49,537
3.94% due 07/08/25[4,5]	46,000	45,963
Total U.S. Treasury Bills
(Cost $95,499)		95,500

REPURCHASE AGREEMENTS††,6 - 17.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	561,481	561,481
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	242,279	242,279
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	233,950	233,950
Total Repurchase Agreements
(Cost $1,037,710)		1,037,710

	Shares
SECURITIES LENDING COLLATERAL†,7 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	60,330	60,330
Total Securities Lending Collateral
(Cost $60,330)		60,330
Total Investments - 99.6%
(Cost $5,659,173)		$5,826,251
Other Assets & Liabilities, net - 0.4%		24,153
Total Net Assets - 100.0%		$5,850,404

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Sep 2025	$657,360	$18,097

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	999	$2,172,837	$38,811
Barclays Bank plc	Russell 2000 Index	Pay	5.14% (SOFR + 0.75%)	At Maturity	09/25/25	335	729,508	12,138
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	09/24/25	756	1,644,491	10,451
							$4,546,836	$61,400

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,572,307		$—	$—	*	$3,572,307
Warrants	—	*	—	—		—
Rights	98		—	—	*	98
Mutual Funds	1,060,306		—	—		1,060,306
U.S. Treasury Bills	—		95,500	—		95,500
Senior Floating Rate Interests	—		—	—		—
Repurchase Agreements	—		1,037,710	—		1,037,710
Securities Lending Collateral	60,330		—	—		60,330
Equity Futures Contracts**	18,097		—	—		18,097
Equity Index Swap Agreements**	—		61,400	—		61,400
Total Assets	$4,711,138		$1,194,610	$—		$5,905,748

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$636,857	$–	$–	$–	$512	$637,369	25,618	$8,563
Guggenheim Ultra Short Duration Fund — Institutional Class	562,295	–	(140,000)	639	3	422,937	42,083	4,606
	$1,199,152	$–	$(140,000)	$639	$515	$1,060,306		$13,169

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1%
Financial - 12.0%
UMB Financial Corp.	171	$17,982
Old National Bancorp	752	16,048
Jackson Financial, Inc. — Class A	168	14,917
Essential Properties Realty Trust, Inc. REIT	466	14,870
Essent Group Ltd.	233	14,150
American Healthcare, Inc. REIT	374	13,741
Ryman Hospitality Properties, Inc. REIT	138	13,616
CareTrust, Inc. REIT	443	13,556
Terreno Realty Corp. REIT	240	13,457
Cadence Bank	411	13,144
Upstart Holdings, Inc.*	198	12,807
MARA Holdings, Inc.*	814	12,764
Home BancShares, Inc.	442	12,579
Selective Insurance Group, Inc.	143	12,391
United Bankshares, Inc.	332	12,095
Radian Group, Inc.	332	11,959
Kite Realty Group Trust REIT	518	11,733
Hancock Whitney Corp.	202	11,595
Glacier Bancorp, Inc.	268	11,545
Piper Sandler Cos.	41	11,395
First Financial Bankshares, Inc.	316	11,370
Core Scientific, Inc.*	647	11,044
Moelis & Co. — Class A	174	10,844
Atlantic Union Bankshares Corp.	335	10,479
SL Green Realty Corp. REIT	169	10,461
Phillips Edison & Company, Inc. REIT	296	10,369
Sabra Health Care, Inc. REIT	558	10,290
Valley National Bancorp	1,138	10,162
Ameris Bancorp	155	10,028
StoneX Group, Inc.*	106	9,661
Independence Realty Trust, Inc. REIT	546	9,659
Macerich Co. REIT	596	9,643
Palomar Holdings, Inc.*	62	9,564
Associated Banc-Corp.	390	9,512
Enstar Group Ltd.*	28	9,418
ServisFirst Bancshares, Inc.	121	9,379
Axos Financial, Inc.*	122	9,277
CNO Financial Group, Inc.	233	8,989
PJT Partners, Inc. — Class A	54	8,911
Riot Platforms, Inc.*	775	8,757
BGC Group, Inc. — Class A	841	8,603
International Bancshares Corp.	128	8,520
Texas Capital Bancshares, Inc.*	107	8,496
United Community Banks, Inc.	283	8,431
StepStone Group, Inc. — Class A	147	8,158
Tanger, Inc. REIT	262	8,012
Renasant Corp.	221	7,941
First BanCorp	379	7,895
Fulton Financial Corp.	428	7,721
NMI Holdings, Inc. — Class A*	183	7,721
HA Sustainable Infrastructure Capital, Inc.	287	7,709
National Health Investors, Inc. REIT	108	7,573
Flagstar Financial, Inc.	712	7,547
Genworth Financial, Inc. — Class A*	966	7,515
WSFS Financial Corp.	136	7,480
COPT Defense Properties REIT	267	7,364
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	382	7,354
Cathay General Bancorp	158	7,194
Cleanspark, Inc.*,1	651	7,181
Broadstone Net Lease, Inc. REIT	445	7,142
Baldwin Insurance Group, Inc. — Class A*	165	7,064
PotlatchDeltic Corp. REIT	184	7,060
Community Financial System, Inc.	124	7,052
Eastern Bankshares, Inc.	461	7,039
WesBanco, Inc.	222	7,022
PennyMac Financial Services, Inc.	69	6,875
McGrath RentCorp	58	6,726
Compass, Inc. — Class A*	1,068	6,707
Victory Capital Holdings, Inc. — Class A	104	6,622
Artisan Partners Asset Management, Inc. — Class A	147	6,516
Burford Capital Ltd.	450	6,417
Enova International, Inc.*	57	6,357
BankUnited, Inc.	177	6,299
Four Corners Property Trust, Inc. REIT	234	6,297
Independent Bank Corp.	100	6,288
Bread Financial Holdings, Inc.	110	6,283
Bank of Hawaii Corp.	92	6,213
CVB Financial Corp.	310	6,135
Apple Hospitality, Inc. REIT[1]	525	6,127
Bancorp, Inc.*	107	6,096
BancFirst Corp.	49	6,057
Cushman & Wakefield plc*	543	6,011
First Interstate BancSystem, Inc. — Class A	207	5,966
Goosehead Insurance, Inc. — Class A	56	5,909
Dave, Inc.*	22	5,905
Park National Corp.	35	5,854
Acadia Realty Trust REIT	310	5,757
Lemonade, Inc.*	131	5,739
Douglas Emmett, Inc. REIT[1]	380	5,715
TowneBank	166	5,674
LXP Industrial Trust REIT	684	5,650
Simmons First National Corp. — Class A	295	5,593
Urban Edge Properties REIT	298	5,561
WaFd, Inc.	189	5,534
Seacoast Banking Corporation of Florida	200	5,524
First Financial Bancorp	224	5,434
Walker & Dunlop, Inc.	77	5,427
Outfront Media, Inc. REIT[1]	327	5,337

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Financial - 12.0% (continued)
Provident Financial Services, Inc.	302	$5,294
First Merchants Corp.	137	5,247
Curbline Properties Corp. REIT	228	5,205
Banner Corp.	80	5,132
InvenTrust Properties Corp. REIT	183	5,014
NBT Bancorp, Inc.	120	4,986
Cohen & Steers, Inc.	65	4,898
Stock Yards Bancorp, Inc.	62	4,897
SiriusPoint Ltd.*	240	4,894
Skyward Specialty Insurance Group, Inc.*	84	4,854
Trustmark Corp.	133	4,849
Trupanion, Inc.*	87	4,815
Arbor Realty Trust, Inc. REIT[1]	448	4,794
Pacific Premier Bancorp, Inc.	225	4,745
Enterprise Financial Services Corp.	86	4,739
First Busey Corp.	201	4,600
Banc of California, Inc.	325	4,566
OFG Bancorp	106	4,537
Bank of NT Butterfield & Son Ltd.	102	4,517
FB Financial Corp.	99	4,485
Pathward Financial, Inc.	55	4,352
Farmer Mac — Class C	22	4,274
St. Joe Co.	89	4,245
Mercury General Corp.	63	4,242
Stewart Information Services Corp.	65	4,232
First Bancorp	95	4,189
City Holding Co.	34	4,162
Horace Mann Educators Corp.	96	4,125
Hut 8 Corp.*	221	4,111
Customers Bancorp, Inc.*	69	4,053
Pagseguro Digital Ltd. — Class A	416	4,010
Nelnet, Inc. — Class A	33	3,997
Nicolet Bankshares, Inc.	32	3,951
Sunstone Hotel Investors, Inc. REIT	452	3,923
Newmark Group, Inc. — Class A	320	3,888
First Commonwealth Financial Corp.	238	3,863
Northwest Bancshares, Inc.	299	3,821
DiamondRock Hospitality Co. REIT	490	3,753
LTC Properties, Inc. REIT	107	3,703
Lakeland Financial Corp.	60	3,687
Innovative Industrial Properties, Inc. REIT	65	3,589
Global Net Lease, Inc. REIT	464	3,503
S&T Bancorp, Inc.	90	3,404
Getty Realty Corp. REIT	122	3,372
National Bank Holdings Corp. — Class A	89	3,347
Hilltop Holdings, Inc.	108	3,278
Elme Communities REIT	206	3,275
German American Bancorp, Inc.	85	3,273
NETSTREIT Corp. REIT	193	3,267
WisdomTree, Inc.	282	3,246
ARMOUR Residential REIT, Inc.[1]	193	3,244
Veritex Holdings, Inc.	124	3,236
LendingClub Corp.*	266	3,200
Root, Inc. — Class A*	25	3,199
Apollo Commercial Real Estate Finance, Inc. REIT	328	3,175
Stellar Bancorp, Inc.	110	3,078
Sila Realty Trust, Inc. REIT	130	3,077
UMH Properties, Inc. REIT	183	3,073
Alexander & Baldwin, Inc. REIT	171	3,049
HCI Group, Inc.	20	3,044
Dynex Capital, Inc. REIT	247	3,018
Xenia Hotels & Resorts, Inc. REIT	239	3,004
JBG SMITH Properties REIT	173	2,993
Cipher Mining, Inc.*	621	2,968
Marex Group plc	75	2,960
Hope Bancorp, Inc.	274	2,940
Triumph Financial, Inc.*	53	2,921
TriCo Bancshares	72	2,915
Westamerica BanCorp	60	2,906
Coastal Financial Corp.*	30	2,906
Ladder Capital Corp. — Class A REIT	268	2,881
Ellington Financial, Inc. REIT[1]	217	2,819
Cannae Holdings, Inc.	135	2,815
1st Source Corp.	45	2,793
Safety Insurance Group, Inc.	35	2,779
Perella Weinberg Partners	143	2,777
Pebblebrook Hotel Trust REIT	276	2,757
Veris Residential, Inc. REIT	185	2,755
ProAssurance Corp.*	120	2,740
Terawulf, Inc.*	625	2,737
Berkshire Hills Bancorp, Inc.	109	2,729
Virtus Investment Partners, Inc.	15	2,721
Employers Holdings, Inc.	57	2,689
Apartment Investment and Management Co. — Class A REIT	310	2,682
Paramount Group, Inc. REIT*	438	2,672
QCR Holdings, Inc.	39	2,648
Two Harbors Investment Corp. REIT	245	2,639
PennyMac Mortgage Investment Trust REIT	205	2,636
Empire State Realty Trust, Inc. — Class A REIT	324	2,621
ConnectOne Bancorp, Inc.	112	2,594
Chimera Investment Corp. REIT	187	2,594
Bank First Corp.	22	2,588
RLJ Lodging Trust REIT	348	2,533
Dime Community Bancshares, Inc.	94	2,532
Enact Holdings, Inc.	68	2,526
Preferred Bank/Los Angeles CA	29	2,510
Peoples Bancorp, Inc.	82	2,504
Origin Bancorp, Inc.	70	2,502
Live Oak Bancshares, Inc.	83	2,473
Bitdeer Technologies Group — Class A*	210	2,411

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Financial - 12.0% (continued)
American Assets Trust, Inc. REIT	122	$2,410
Centerspace REIT	40	2,408
Uniti Group, Inc. REIT*	557	2,406
Smartstop Self Storage REIT, Inc.	66	2,391
OceanFirst Financial Corp.	134	2,360
Navient Corp.	165	2,326
Fidelis Insurance Holdings Ltd.	140	2,321
Hamilton Insurance Group Ltd. — Class B*	106	2,292
Acadian Asset Management, Inc.	65	2,291
MFA Financial, Inc. REIT	242	2,289
Brookline Bancorp, Inc.	206	2,173
Piedmont Realty Trust, Inc. — Class A REIT*	292	2,129
Encore Capital Group, Inc.*	54	2,090
Easterly Government Properties, Inc. REIT	93	2,065
Safehold, Inc. REIT	132	2,054
Franklin BSP Realty Trust, Inc. REIT[1]	192	2,052
Hudson Pacific Properties, Inc. REIT*	749	2,052
Univest Financial Corp.	68	2,043
Merchants Bancorp	61	2,017
Tompkins Financial Corp.	32	2,007
Southside Bancshares, Inc.	68	2,001
Patria Investments Ltd. — Class A	141	1,983
AMERISAFE, Inc.	45	1,968
Community Trust Bancorp, Inc.	37	1,958
Kennedy-Wilson Holdings, Inc.	284	1,931
Burke & Herbert Financial Services Corp.	32	1,911
Heritage Financial Corp.	80	1,907
Redwood Trust, Inc. REIT	312	1,844
Diversified Healthcare Trust REIT	515	1,844
First Mid Bancshares, Inc.	49	1,837
Old Second Bancorp, Inc.	102	1,809
Orchid Island Capital, Inc. REIT	253	1,774
NexPoint Residential Trust, Inc. REIT	53	1,766
Capitol Federal Financial, Inc.	289	1,763
Brookfield Business Corp. — Class A	56	1,747
Central Pacific Financial Corp.	62	1,738
Brandywine Realty Trust REIT	404	1,733
Hanmi Financial Corp.	70	1,728
Marcus & Millichap, Inc.	56	1,720
Mercantile Bank Corp.	37	1,717
Amalgamated Financial Corp.	55	1,716
Byline Bancorp, Inc.	64	1,711
Ready Capital Corp. REIT	391	1,709
eXp World Holdings, Inc.	184	1,674
Universal Insurance Holdings, Inc.	60	1,664
Business First Bancshares, Inc.	67	1,652
Metropolitan Bank Holding Corp.*	23	1,610
Esquire Financial Holdings, Inc.	17	1,609
F&G Annuities & Life, Inc.	50	1,599
Amerant Bancorp, Inc.	87	1,586
Camden National Corp.	39	1,583
Horizon Bancorp, Inc.	102	1,569
Plymouth Industrial , Inc. REIT	96	1,542
Gladstone Commercial Corp. REIT	107	1,533
BrightSpire Capital, Inc. REIT	303	1,530
Independent Bank Corp.	47	1,523
Northeast Bank	17	1,513
Equity Bancshares, Inc. — Class A	37	1,510
TrustCo Bank Corporation NY	44	1,470
NB Bancorp, Inc.*	82	1,465
First Financial Corp.	27	1,463
Republic Bancorp, Inc. — Class A	20	1,462
First Community Bankshares, Inc.	37	1,449
HomeTrust Bancshares, Inc.	38	1,422
FTAI Infrastructure, Inc.	229	1,413
United Fire Group, Inc.	49	1,406
Orrstown Financial Services, Inc.	44	1,401
Heritage Commerce Corp.	141	1,400
Bowhead Specialty Holdings, Inc.*	37	1,389
MidWestOne Financial Group, Inc.	48	1,381
PRA Group, Inc.*	93	1,372
Eagle Bancorp, Inc.	70	1,364
New York Mortgage Trust, Inc. REIT	200	1,340
SITE Centers Corp. REIT	118	1,335
Mid Penn Bancorp, Inc.	47	1,325
Whitestone — Class B REIT	106	1,323
Heritage Insurance Holdings, Inc.*	53	1,322
World Acceptance Corp.*	8	1,321
Metrocity Bankshares, Inc.	46	1,315
Summit Hotel Properties, Inc. REIT	258	1,313
P10, Inc. — Class A	128	1,308
Capital City Bank Group, Inc.	33	1,299
Tiptree, Inc. — Class A	55	1,297
Armada Hoffler Properties, Inc. REIT[1]	188	1,292
Washington Trust Bancorp, Inc.	45	1,273
Southern Missouri Bancorp, Inc.	23	1,260
TPG RE Finance Trust, Inc. REIT	161	1,243
CTO Realty Growth, Inc. REIT	71	1,225
Invesco Mortgage Capital, Inc. REIT	155	1,215
Northrim BanCorp, Inc.	13	1,212
Financial Institutions, Inc.	47	1,207
GCM Grosvenor, Inc. — Class A	104	1,202
Universal Health Realty Income Trust REIT	30	1,199
Farmers National Banc Corp.	86	1,186
Great Southern Bancorp, Inc.	20	1,176

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Financial - 12.0% (continued)
KKR Real Estate Finance Trust, Inc. REIT	134	$1,175
Hippo Holdings, Inc.*	42	1,173
SmartFinancial, Inc.	34	1,149
Alerus Financial Corp.	53	1,147
NET Lease Office Properties REIT*	35	1,139
Peakstone Realty Trust REIT	86	1,136
Shore Bancshares, Inc.	72	1,132
Alexander’s, Inc. REIT	5	1,127
Real Brokerage, Inc.*	249	1,123
CNB Financial Corp.	49	1,120
Farmland Partners, Inc. REIT	97	1,116
CBL & Associates Properties, Inc. REIT	43	1,092
Peoples Financial Services Corp.	22	1,086
South Plains Financial, Inc.	30	1,081
Peapack-Gladstone Financial Corp.	38	1,073
Community Healthcare Trust, Inc. REIT	64	1,064
NerdWallet, Inc. — Class A*	97	1,064
Five Star Bancorp	37	1,056
HarborOne Bancorp, Inc.	90	1,051
Bar Harbor Bankshares	35	1,049
Firstsun Capital Bancorp*	30	1,042
Global Medical , Inc. REIT	150	1,040
Arrow Financial Corp.	39	1,030
ACNB Corp.	24	1,028
One Liberty Properties, Inc. REIT	43	1,026
Northfield Bancorp, Inc.	88	1,010
Hingham Institution For Savings	4	993
Compass Diversified Holdings*	158	992
Saul Centers, Inc. REIT	29	990
Third Coast Bancshares, Inc.*	30	980
ChoiceOne Financial Services, Inc.	34	976
LendingTree, Inc.*	26	964
First Business Financial Services, Inc.	19	963
Carter Bankshares, Inc.*	54	936
Columbia Financial, Inc.*	64	929
Bit Digital, Inc.*	424	929
Enterprise Bancorp, Inc.	23	912
Capital Bancorp, Inc.	27	907
Flushing Financial Corp.	76	903
Anywhere Real Estate, Inc.*	247	894
Guaranty Bancshares, Inc.	21	891
Greenlight Capital Re Ltd. — Class A*	62	891
Diamond Hill Investment Group, Inc.	6	872
Service Properties Trust REIT	363	868
Kearny Financial Corp.	134	866
Sierra Bancorp	29	861
California BanCorp*	53	835
Civista Bancshares, Inc.	36	835
Midland States Bancorp, Inc.	48	831
Home Bancorp, Inc.	16	829
Gladstone Land Corp. REIT	80	814
Unity Bancorp, Inc.	17	800
Bank of Marin Bancorp	35	799
OppFi, Inc.	57	797
First Bank/Hamilton NJ	51	789
Ambac Financial Group, Inc.*	111	788
Postal Realty Trust, Inc. — Class A REIT	53	781
Bridgewater Bancshares, Inc.*	49	780
Selectquote, Inc.*	322	766
Donegal Group, Inc. — Class A	38	761
Community West Bancshares	39	761
First Foundation, Inc.*	149	760
Chatham Lodging Trust REIT	109	760
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	758
HBT Financial, Inc.	30	756
GBank Financial Holdings, Inc.*	21	744
FRP Holdings, Inc.*	27	726
Atlanticus Holdings Corp.*	13	712
RBB Bancorp	40	688
West BanCorp, Inc.	35	687
Southern First Bancshares, Inc.*	18	685
Northeast Community Bancorp, Inc.	29	674
International Money Express, Inc.*	66	666
BayCom Corp.	24	665
Citizens & Northern Corp.	35	663
Colony Bankcorp, Inc.	40	659
NewtekOne, Inc.	58	654
Citizens Financial Services, Inc.	11	652
Red River Bancshares, Inc.	11	646
Regional Management Corp.	22	643
Ponce Financial Group, Inc.*	46	637
First Bancorp, Inc.	25	635
Investors Title Co.	3	634
American Coastal Insurance Corp.	57	634
FS Bancorp, Inc.	16	630
Claros Mortgage Trust, Inc. REIT*	216	616
Bankwell Financial Group, Inc.	17	613
Onity Group, Inc.*	16	611
MVB Financial Corp.	27	608
Ares Commercial Real Estate Corp. REIT	124	591
RMR Group, Inc. — Class A	36	589
Paysign, Inc.*	81	583
Kingsway Financial Services, Inc.*	43	582
Chicago Atlantic Real Estate Finance, Inc. REIT	41	572
Industrial Logistics Properties Trust REIT	125	569
Orange County Bancorp, Inc.	22	568
Oportun Financial Corp.*	79	566
HomeStreet, Inc.*	43	562
John Marshall Bancorp, Inc.	30	556
PCB Bancorp	26	545
Blue Ridge Bankshares, Inc.*	150	538
Plumas Bancorp	12	534

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Financial - 12.0% (continued)
Primis Financial Corp.	49	$532
Timberland Bancorp, Inc.	17	530
Penns Woods Bancorp, Inc.	17	516
Norwood Financial Corp.	20	516
Middlefield Banc Corp.	17	512
Waterstone Financial, Inc.	37	511
Fidelity D&D Bancorp, Inc.	11	506
James River Group Holdings Ltd.	86	504
FrontView , Inc. REIT	41	492
City Office , Inc. REIT	92	491
AG Mortgage Investment Trust, Inc. REIT	65	491
Sky Harbour Group Corp.*	50	488
Chemung Financial Corp.	10	485
First Internet Bancorp	18	484
Velocity Financial, Inc.*	26	482
Provident Bancorp, Inc.*	38	475
FB Bancorp, Inc.*	42	472
Parke Bancorp, Inc.	23	469
LCNB Corp.	32	465
MBIA, Inc.*	107	464
Forge Global Holdings, Inc.*	24	457
Legacy Housing Corp.*	20	453
Alpine Income Property Trust, Inc. REIT	30	441
FVCBankcorp, Inc.*	37	437
Oak Valley Bancorp	16	436
First United Corp.	14	434
C&F Financial Corp.	7	432
Blue Foundry Bancorp*	45	431
First Western Financial, Inc.*	19	429
Bank7 Corp.	10	418
AlTi Global, Inc.*	100	415
First Community Corp.	17	414
USCB Financial Holdings, Inc.	25	414
Seven Hills Realty Trust REIT	34	410
National Bankshares, Inc.	15	408
Hawthorn Bancshares, Inc.	14	408
Virginia National Bankshares Corp.	11	407
Investar Holding Corp.	21	406
Crawford & Co. — Class A	38	402
Kingstone Companies, Inc.*	26	401
Western New England Bancorp, Inc.	43	397
Douglas Elliman, Inc.*	171	397
BRT Apartments Corp. REIT	25	391
ESSA Bancorp, Inc.	20	388
Ames National Corp.	21	374
Citizens, Inc.*	106	370
Princeton Bancorp, Inc.	12	366
LINKBANCORP, Inc.	50	365
OP Bancorp	28	364
Medallion Financial Corp.	38	362
Greene County Bancorp, Inc.	16	356
Old Point Financial Corp.	9	353
RE/MAX Holdings, Inc. — Class A*	43	352
First National Corp.	18	350
Franklin Financial Services Corp.	10	346
Security National Financial Corp. — Class A*	35	345
Northpointe Bancshares, Inc.	25	343
Braemar Hotels & Resorts, Inc. REIT	138	338
Eagle Financial Services, Inc.	11	337
Seaport Entertainment Group, Inc.*	18	336
NexPoint Diversified Real Estate Trust REIT	80	335
First Capital, Inc.	8	330
First Savings Financial Group, Inc.	13	326
Resolute Holdings Management, Inc.*	10	319
Citizens Community Bancorp, Inc.	23	317
Finwise Bancorp*	21	315
CB Financial Services, Inc.	11	313
Pioneer Bancorp, Inc.*	26	313
Modiv Industrial, Inc. REIT	22	310
BV Financial, Inc.*	20	305
BCB Bancorp, Inc.	36	303
MainStreet Bancshares, Inc.	16	302
Stratus Properties, Inc.*	16	302
Silvercrest Asset Management Group, Inc. — Class A	19	301
BankFinancial Corp.	26	301
Franklin Street Properties Corp. REIT	178	292
eHealth, Inc.*	67	291
Maui Land & Pineapple Company, Inc.*	16	291
Landmark Bancorp Incorporated/Manhattan KS	11	291
Ohio Valley Banc Corp.	9	290
Richmond Mutual BanCorp, Inc.	21	290
Peoples Bancorp of North Carolina, Inc.	10	288
Eagle Bancorp Montana, Inc.	17	283
ECB Bancorp, Inc.*	18	278
United Security Bancshares	32	277
Angel Oak Mortgage , Inc. REIT	29	273
Meridian Corp.	21	271
SB Financial Group, Inc.	14	267
Rithm Property Trust, Inc. REIT	99	267
Westwood Holdings Group, Inc.	17	265
Riverview Bancorp, Inc.	48	264
Sunrise Realty Trust, Inc. REIT	24	254
Hanover Bancorp, Inc.	11	252
ACRES Commercial Realty Corp. REIT*	14	251
Nexpoint Real Estate Finance, Inc. REIT	18	248
SR Bancorp, Inc.	18	243
loanDepot, Inc. — Class A*	190	241
Union Bankshares, Inc.	9	240
Lument Finance Trust, Inc. REIT	107	236

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Financial - 12.0% (continued)
Finance of America Companies, Inc. — Class A*	10	$233
Sound Financial Bancorp, Inc.	5	230
Finward Bancorp	8	221
Consumer Portfolio Services, Inc.*	22	216
CF Bankshares, Inc.	9	216
NI Holdings, Inc.*	16	204
Advanced Flower Capital, Inc. REIT	43	193
Strawberry Fields , Inc. REIT	17	179
Transcontinental Realty Investors, Inc.*	4	170
Bakkt Holdings, Inc.*	12	167
Patriot National Bancorp, Inc.*	103	157
Mobile Infrastructure Corp.*	34	154
Better Home & Finance Holding Co.*	12	149
Siebert Financial Corp.*	33	146
Rhinebeck Bancorp, Inc.*	11	129
Chain Bridge Bancorp, Inc. — Class A*	5	129
Clipper Realty, Inc. REIT	32	117
Kestrel Group Ltd.*	4	115
SWK Holdings Corp.	7	103
Vroom, Inc.*	3	86
GoHealth, Inc. — Class A*	11	61
Logistic Properties of The Americas*	7	48
American Realty Investors, Inc.*	3	42
Total Financial		1,489,210
Consumer, Non-cyclical - 10.5%
HealthEquity, Inc.*	200	20,952
Ensign Group, Inc.	132	20,362
Blueprint Medicines Corp.*	150	19,227
Bridgebio Pharma, Inc.*	367	15,847
Guardant Health, Inc.*	280	14,571
Stride, Inc.*	100	14,519
Glaukos Corp.*	131	13,531
Lantheus Holdings, Inc.*	158	12,934
Merit Medical Systems, Inc.*	137	12,807
Option Care Health, Inc.*	387	12,570
TG Therapeutics, Inc.*	341	12,273
Madrigal Pharmaceuticals, Inc.*	40	12,106
iRhythm Technologies, Inc.*	75	11,547
Adtalem Global Education, Inc.*	86	10,942
Alkermes plc*	380	10,872
Cal-Maine Foods, Inc.	108	10,760
TransMedics Group, Inc.*	78	10,453
Herc Holdings, Inc.	77	10,140
Integer Holdings Corp.*	81	9,961
Axsome Therapeutics, Inc.*	95	9,917
ADMA Biologics, Inc.*	544	9,906
Vaxcyte, Inc.*	295	9,590
Verra Mobility Corp.*	375	9,521
CRISPR Therapeutics AG*	193	9,388
Prestige Consumer Healthcare, Inc.*	116	9,263
Oscar Health, Inc. — Class A*	430	9,219
StoneCo Ltd. — Class A*	569	9,127
Brink’s Co.	102	9,108
Cytokinetics, Inc.*	274	9,053
PTC Therapeutics, Inc.*	182	8,889
RadNet, Inc.*	156	8,878
Korn Ferry	121	8,873
CBIZ, Inc.*	123	8,820
Haemonetics Corp.*	118	8,804
Akero Therapeutics, Inc.*	164	8,751
Marzetti Co	47	8,120
Rhythm Pharmaceuticals, Inc.*	128	8,088
Krystal Biotech, Inc.*	58	7,973
Soleno Therapeutics, Inc.*	94	7,875
Nuvalent, Inc. — Class A*	101	7,706
GEO Group, Inc.*	321	7,688
Avidity Biosciences, Inc.*	268	7,611
Protagonist Therapeutics, Inc.*	137	7,572
Graham Holdings Co. — Class B	8	7,569
ICU Medical, Inc.*	57	7,533
WD-40 Co.	32	7,299
PROCEPT BioRobotics Corp.*	123	7,085
Laureate Education, Inc. — Class A*	302	7,061
CorVel Corp.*	68	6,989
Simply Good Foods Co.*	220	6,950
ABM Industries, Inc.	145	6,845
Remitly Global, Inc.*	364	6,832
Scholar Rock Holding Corp.*	190	6,730
Alarm.com Holdings, Inc.*	112	6,336
ACADIA Pharmaceuticals, Inc.*	292	6,298
Sezzle, Inc.*	35	6,274
Privia Health Group, Inc.*	270	6,210
Crinetics Pharmaceuticals, Inc.*	212	6,097
Catalyst Pharmaceuticals, Inc.*	271	5,881
LivaNova plc*	128	5,763
Alight, Inc. — Class A	1,012	5,728
Arcellx, Inc.*	86	5,663
Inter Parfums, Inc.	43	5,646
Concentra Group Holdings Parent, Inc.	274	5,636
Xenon Pharmaceuticals, Inc.*	177	5,540
Huron Consulting Group, Inc.*	40	5,502
Chefs’ Warehouse, Inc.*	86	5,488
EVERTEC, Inc.	151	5,444
CoreCivic, Inc.*	253	5,331
Marqeta, Inc. — Class A*	902	5,259
Mirum Pharmaceuticals, Inc.*	102	5,191
TriNet Group, Inc.	70	5,120
Ligand Pharmaceuticals, Inc. — Class B*	45	5,116
Twist Bioscience Corp.*	139	5,114
Insperity, Inc.	85	5,110
Vericel Corp.*	118	5,021
Veracyte, Inc.*	184	4,974
Addus HomeCare Corp.*	43	4,953
Strategic Education, Inc.	57	4,852
Kymera Therapeutics, Inc.*	110	4,800
Perdoceo Education Corp.	144	4,707
Premier, Inc. — Class A	214	4,693
BrightSpring Health Services, Inc.*	198	4,671
QuidelOrtho Corp.*	158	4,554
Payoneer Global, Inc.*	653	4,473

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Non-cyclical - 10.5% (continued)
Arrowhead Pharmaceuticals, Inc.*	283	$4,471
BioCryst Pharmaceuticals, Inc.*	491	4,399
UFP Technologies, Inc.*	18	4,395
Agios Pharmaceuticals, Inc.*	132	4,390
Denali Therapeutics, Inc.*	311	4,351
John Wiley & Sons, Inc. — Class A	97	4,329
Novocure Ltd.*	238	4,236
Indivior plc*	283	4,171
Enovis Corp.*	133	4,171
Ideaya Biosciences, Inc.*	196	4,120
J & J Snack Foods Corp.	36	4,083
Adaptive Biotechnologies Corp.*	350	4,077
LeMaitre Vascular, Inc.	49	4,069
GeneDx Holdings Corp.*	44	4,062
Surgery Partners, Inc.*	181	4,024
Recursion Pharmaceuticals, Inc. — Class A*,1	795	4,023
Supernus Pharmaceuticals, Inc.*	127	4,003
Select Medical Holdings Corp.	262	3,977
Arlo Technologies, Inc.*	233	3,952
Beam Therapeutics, Inc.*	224	3,810
CONMED Corp.	73	3,802
Central Garden & Pet Co. — Class A*	121	3,786
Brookdale Senior Living, Inc. — Class A*	538	3,744
Amicus Therapeutics, Inc.*	653	3,742
AtriCure, Inc.*	113	3,703
GRAIL, Inc.*	72	3,702
Tarsus Pharmaceuticals, Inc.*	91	3,686
ICF International, Inc.	43	3,643
Teladoc Health, Inc.*	412	3,589
Universal Technical Institute, Inc.*	105	3,558
Progyny, Inc.*	161	3,542
Arcutis Biotherapeutics, Inc.*	251	3,519
CG oncology, Inc.*	131	3,406
Vita Coco Company, Inc.*	94	3,393
Universal Corp.	57	3,320
United Natural Foods, Inc.*	141	3,287
Apogee Therapeutics, Inc.*	75	3,257
Harmony Biosciences Holdings, Inc.*	103	3,255
Flywire Corp.*	275	3,218
National Healthcare Corp.	30	3,210
Omnicell, Inc.*	109	3,205
Spectrum Brands Holdings, Inc.	60	3,180
Celldex Therapeutics, Inc.*	154	3,134
Vital Farms, Inc.*	81	3,120
First Advantage Corp.*	186	3,089
Upbound Group, Inc.	123	3,087
Disc Medicine, Inc.*	58	3,072
Travere Therapeutics, Inc.*	207	3,064
Ocular Therapeutix, Inc.*	330	3,062
Turning Point Brands, Inc.	40	3,031
Alphatec Holdings, Inc.*	272	3,019
CRA International, Inc.	16	2,998
Biohaven Ltd.*	212	2,991
Innoviva, Inc.*	148	2,973
Azenta, Inc.*	96	2,955
Tandem Diabetes Care, Inc.*	157	2,926
89bio, Inc.*	293	2,877
Pediatrix Medical Group, Inc.*	200	2,870
10X Genomics, Inc. — Class A*	247	2,860
Amneal Pharmaceuticals, Inc.*	353	2,856
Vera Therapeutics, Inc.*	121	2,851
Coursera, Inc.*	324	2,838
Andersons, Inc.	77	2,830
Weis Markets, Inc.	39	2,827
ANI Pharmaceuticals, Inc.*	43	2,806
Artivion, Inc.*	89	2,768
PROG Holdings, Inc.	94	2,759
Grocery Outlet Holding Corp.*	221	2,745
US Physical Therapy, Inc.	35	2,737
Acuren Corp.*	242	2,672
MannKind Corp.*	710	2,655
Clover Health Investments Corp.*	943	2,631
Pacira BioSciences, Inc.*	108	2,581
Edgewell Personal Care Co.	110	2,575
Healthcare Services Group, Inc.*	171	2,570
Immunovant, Inc.*	160	2,560
Fresh Del Monte Produce, Inc.	78	2,529
CareDx, Inc.*	128	2,501
Driven Brands Holdings, Inc.*	140	2,458
Neogen Corp.*	513	2,452
Dynavax Technologies Corp.*	247	2,450
National Beverage Corp.*	56	2,422
Barrett Business Services, Inc.	58	2,418
Astrana Health, Inc.*	96	2,388
Pennant Group, Inc.*	79	2,358
BrightView Holdings, Inc.*	141	2,348
Aurinia Pharmaceuticals, Inc.*	276	2,338
WK Kellogg Co.	146	2,327
Legalzoom.com, Inc.*	260	2,317
TreeHouse Foods, Inc.*	118	2,292
Viridian Therapeutics, Inc.*	163	2,279
Intellia Therapeutics, Inc.*	242	2,270
Harrow, Inc.*	74	2,260
ARS Pharmaceuticals, Inc.*	129	2,251
Edgewise Therapeutics, Inc.*	171	2,242
Collegium Pharmaceutical, Inc.*	75	2,218
NeoGenomics, Inc.*	303	2,215
Novavax, Inc.*,1	351	2,211
Heidrick & Struggles International, Inc.	48	2,197
Dole plc	156	2,182
Ardelyx, Inc.*	553	2,168
Ingles Markets, Inc. — Class A	34	2,155
Utz Brands, Inc.	170	2,133
Akebia Therapeutics, Inc.*	586	2,133
Janux Therapeutics, Inc.*	92	2,125
Quanex Building Products Corp.	111	2,098
Dyne Therapeutics, Inc.*	220	2,094
SpartanNash Co.	79	2,093
Willdan Group, Inc.*	33	2,063
AdaptHealth Corp.*	217	2,046
Herbalife Ltd.*	237	2,043
Nurix Therapeutics, Inc.*	177	2,016

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Non-cyclical - 10.5% (continued)
Geron Corp.*	1,424	$2,008
Amphastar Pharmaceuticals, Inc.*	87	1,998
STAAR Surgical Co.*	117	1,963
Integra LifeSciences Holdings Corp.*	157	1,926
BioLife Solutions, Inc.*	89	1,917
Cidara Therapeutics, Inc.*	39	1,900
Hertz Global Holdings, Inc.*,1	277	1,892
Transcat, Inc.*	22	1,891
Liquidia Corp.*	151	1,881
Syndax Pharmaceuticals, Inc.*	200	1,873
CorMedix, Inc.*	151	1,860
AMN Healthcare Services, Inc.*	90	1,860
Avadel Pharmaceuticals plc*	210	1,858
Anavex Life Sciences Corp.*,1	196	1,807
Verve Therapeutics, Inc.*	160	1,797
Cogent Biosciences, Inc.*	249	1,788
Praxis Precision Medicines, Inc.*	42	1,766
Niagen Bioscience, Inc.*	122	1,758
Spyre Therapeutics, Inc.*	117	1,751
Kforce, Inc.	42	1,727
WaVe Life Sciences Ltd.*	263	1,709
MiMedx Group, Inc.*	278	1,699
SI-BONE, Inc.*	89	1,675
Matthews International Corp. — Class A	70	1,674
agilon health, Inc.*	724	1,665
Deluxe Corp.	104	1,655
Cimpress plc*	35	1,645
Xeris Biopharma Holdings, Inc.*	352	1,644
Owens & Minor, Inc.*	177	1,611
Immunome, Inc.*	173	1,609
LifeStance Health Group, Inc.*	311	1,608
Udemy, Inc.*	228	1,603
Lincoln Educational Services Corp.*	69	1,590
Vestis Corp.	270	1,547
Helen of Troy Ltd.*	54	1,532
Enliven Therapeutics, Inc.*	76	1,525
Carriage Services, Inc. — Class A	33	1,509
Hackett Group, Inc.	59	1,500
CompoSecure, Inc. — Class A*	103	1,451
Zymeworks, Inc.*	115	1,443
Replimune Group, Inc.*	154	1,431
ImmunityBio, Inc.*	538	1,420
Mister Car Wash, Inc.*	233	1,400
Tootsie Roll Industries, Inc.	41	1,371
Castle Biosciences, Inc.*	67	1,368
EyePoint Pharmaceuticals, Inc.*	145	1,364
Green Dot Corp. — Class A*	126	1,358
PACS Group, Inc.*	103	1,331
Embecta Corp.	137	1,327
Mission Produce, Inc.*	113	1,324
Arcus Biosciences, Inc.*	162	1,319
SunOpta, Inc.*	225	1,305
Xencor, Inc.*	165	1,297
Avanos Medical, Inc.*	105	1,285
American Public Education, Inc.*	41	1,249
Mineralys Therapeutics, Inc.*	92	1,245
LENZ Therapeutics, Inc.*	42	1,231
Phibro Animal Health Corp. — Class A	48	1,226
Cass Information Systems, Inc.	28	1,217
Sage Therapeutics, Inc.*	133	1,213
Metsera, Inc.*,1	42	1,195
UroGen Pharma Ltd.*	87	1,192
Natural Grocers by Vitamin Cottage, Inc.	30	1,177
ArriVent Biopharma, Inc.*	54	1,176
Evolus, Inc.*	125	1,151
Mind Medicine MindMed, Inc.*	177	1,149
Nuvation Bio, Inc.*	584	1,139
John B Sanfilippo & Son, Inc.	18	1,138
Myriad Genetics, Inc.*	214	1,136
iRadimed Corp.	19	1,136
Arvinas, Inc.*	154	1,133
RxSight, Inc.*	87	1,131
Zevra Therapeutics, Inc.*	127	1,119
Enhabit, Inc.*	116	1,118
OPKO Health, Inc.*	847	1,118
Axogen, Inc.*	103	1,118
Seneca Foods Corp. — Class A*	11	1,116
Honest Company, Inc.*	219	1,115
Day One Biopharmaceuticals, Inc.*	169	1,098
Arbutus Biopharma Corp.*	355	1,097
Stoke Therapeutics, Inc.*	96	1,090
Ceribell, Inc.*	58	1,086
Relay Therapeutics, Inc.*	311	1,076
Kura Oncology, Inc.*	185	1,067
ORIC Pharmaceuticals, Inc.*	105	1,066
Keros Therapeutics, Inc.*	79	1,055
Vir Biotechnology, Inc.*	209	1,053
Fortrea Holdings, Inc.*	213	1,052
Ennis, Inc.	58	1,052
Monro, Inc.	70	1,044
Amylyx Pharmaceuticals, Inc.*	162	1,038
Calavo Growers, Inc.	39	1,037
Community Health Systems, Inc.*	305	1,037
Iovance Biotherapeutics, Inc.*,1	601	1,034
aTyr Pharma, Inc.*	203	1,029
Ginkgo Bioworks Holdings, Inc.*	91	1,024
AnaptysBio, Inc.*	46	1,021
Orthofix Medical, Inc.*	91	1,015
KalVista Pharmaceuticals, Inc.*	89	1,006
MGP Ingredients, Inc.	33	989
Theravance Biopharma, Inc.*	89	982
Surmodics, Inc.*	33	980
Fulgent Genetics, Inc.*	49	974
Trevi Therapeutics, Inc.*	178	974
Delcath Systems, Inc.*	71	966
Paysafe Ltd.*	76	959
Cross Country Healthcare, Inc.*	73	953
Phathom Pharmaceuticals, Inc.*	99	949
Cytek Biosciences, Inc.*	276	938
Tango Therapeutics, Inc.*	180	922
Cullinan Therapeutics, Inc.*	120	904
REGENXBIO, Inc.*	110	903

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Non-cyclical - 10.5% (continued)
AngioDynamics, Inc.*	91	$903
Upstream Bio, Inc.*	82	900
Taysha Gene Therapies, Inc.*	389	899
Butterfly Network, Inc.*	448	896
Celcuity, Inc.*	67	894
Capricor Therapeutics, Inc.*,1	90	894
Repay Holdings Corp.*	183	882
Fulcrum Therapeutics, Inc.*	125	860
OrthoPediatrics Corp.*	40	859
Dianthus Therapeutics, Inc.*	46	857
Eton Pharmaceuticals, Inc.*	60	855
Sana Biotechnology, Inc.*	313	854
Varex Imaging Corp.*	96	832
Kelly Services, Inc. — Class A	71	831
Tejon Ranch Co.*	49	831
Village Super Market, Inc. — Class A	21	809
Emergent BioSolutions, Inc.*	126	804
Pacific Biosciences of California, Inc.*	648	803
USANA Health Sciences, Inc.*	26	794
Nano-X Imaging Ltd.*,1	151	781
Semler Scientific, Inc.*,1	20	775
Central Garden & Pet Co.*	22	774
ZipRecruiter, Inc. — Class A*	154	772
Rigel Pharmaceuticals, Inc.*	41	768
Arcturus Therapeutics Holdings, Inc.*	59	768
Personalis, Inc.*	117	768
B&G Foods, Inc.[1]	181	766
Spire Global, Inc.*,1	64	762
Jade Biosciences, Inc.	76	759
Solid Biosciences, Inc.*	155	755
KinderCare Learning Companies, Inc.*	74	747
Bicara Therapeutics, Inc.*	80	743
Heron Therapeutics, Inc.*,1	359	743
Ardent Health, Inc.*	54	738
ACCO Brands Corp.	205	734
ClearPoint Neuro, Inc.*	61	728
Tourmaline Bio, Inc.*	45	720
Oruka Therapeutics, Inc.	64	717
Bioventus, Inc. — Class A*	108	715
Altimmune, Inc.*,1	181	700
iTeos Therapeutics, Inc.*	70	698
Custom Truck One Source, Inc.*	141	697
Rezolute, Inc.*	156	696
Maravai LifeSciences Holdings, Inc. — Class A*	286	689
Savara, Inc.*	297	677
Aquestive Therapeutics, Inc.*	202	669
Mama’s Creations, Inc.*	80	664
Nathan’s Famous, Inc.	6	663
Treace Medical Concepts, Inc.*	112	659
Absci Corp.*	256	658
Performant Healthcare, Inc.*	164	656
Quantum-Si, Inc.*	331	649
Atea Pharmaceuticals, Inc.*	180	648
Tonix Pharmaceuticals Holding Corp.*	18	648
Guardian Pharmacy Services, Inc. — Class A*	30	639
MeiraGTx Holdings plc*	98	639
Terns Pharmaceuticals, Inc.*	170	634
Pulse Biosciences, Inc.*	42	634
Distribution Solutions Group, Inc.*	23	632
SIGA Technologies, Inc.	96	626
NeuroPace, Inc.*	56	624
Vanda Pharmaceuticals, Inc.*	131	618
Humacyte, Inc.*	294	614
Cerus Corp.*	433	610
Limoneira Co.	39	610
Blade Air Mobility, Inc.*	150	605
Beyond Meat, Inc.*	173	604
Zimvie, Inc.*	64	598
Olema Pharmaceuticals, Inc.*	140	596
Franklin Covey Co.*	26	593
Organogenesis Holdings, Inc.*	160	586
Abeona Therapeutics, Inc.*	102	579
Quanterix Corp.*	86	572
Viemed Healthcare, Inc.*	82	567
Aveanna Healthcare Holdings, Inc.*	108	565
Compass Therapeutics, Inc.*	215	559
Tactile Systems Technology, Inc.*	55	558
XOMA Royalty Corp.*	22	554
Prothena Corporation plc*	91	552
Aura Biosciences, Inc.*	88	551
Gossamer Bio, Inc.*	443	545
Annexon, Inc.*	225	540
Astria Therapeutics, Inc.*	100	536
Tyra Biosciences, Inc.*	56	536
Target Hospitality Corp.*	75	534
Septerna, Inc.*	50	528
OraSure Technologies, Inc.*	176	528
Lifecore Biomedical, Inc.*	65	528
SANUWAVE Health, Inc.*	16	526
Erasca, Inc.*	407	517
MaxCyte, Inc.*	237	517
Tectonic Therapeutic, Inc.*	26	517
Kestra Medical Technologies Ltd.*	31	514
Beauty Health Co.*	268	512
National Research Corp. — Class A	30	504
Sionna Therapeutics, Inc.*	29	503
Nature’s Sunshine Products, Inc.*	34	503
Precigen, Inc.*	352	500
Monte Rosa Therapeutics, Inc.*	109	492
SELLAS Life Sciences Group, Inc.*	223	488
Corvus Pharmaceuticals, Inc.*	122	488
Westrock Coffee Co.*	85	487
Aldeyra Therapeutics, Inc.*	127	486
Rocket Pharmaceuticals, Inc.*	197	483
Perspective Therapeutics, Inc.*	140	482
Rapport Therapeutics, Inc.*	41	466
Candel Therapeutics, Inc.*	92	465

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Non-cyclical - 10.5% (continued)
Esperion Therapeutics, Inc.*,1	468	$461
Olaplex Holdings, Inc.*	329	461
Priority Technology Holdings, Inc.*	59	459
Cardiff Oncology, Inc.*	145	457
Fennec Pharmaceuticals, Inc.*	55	456
MBX Biosciences, Inc.*	40	456
ADC Therapeutics S.A.*	170	456
Beta Bionics, Inc.*	31	451
Entrada Therapeutics, Inc.*	66	444
Verastem, Inc.*	106	440
Editas Medicine, Inc.*	198	436
TrueBlue, Inc.*	67	434
Alico, Inc.	13	425
OmniAb, Inc.*	235	409
Resources Connection, Inc.	76	408
Joint Corp.*	35	404
Allogene Therapeutics, Inc.*	356	402
Utah Medical Products, Inc.	7	398
Information Services Group, Inc.	83	398
Benitec Biopharma, Inc.*	34	398
Omeros Corp.*	132	396
Inogen, Inc.*	56	394
Y-mAbs Therapeutics, Inc.*	86	388
Cadiz, Inc.*	129	386
Quad/Graphics, Inc.	68	384
European Wax Center, Inc. — Class A*	68	383
Eledon Pharmaceuticals, Inc.*	136	369
Zenas Biopharma, Inc.*	38	368
Foghorn Therapeutics, Inc.*	77	362
Palvella Therapeutics, Inc.*	16	361
KORU Medical Systems, Inc.*	100	358
Monopar Therapeutics, Inc.*	10	358
Enanta Pharmaceuticals, Inc.*	47	355
Electromed, Inc.*	16	352
Medifast, Inc.*	25	351
4D Molecular Therapeutics, Inc.*	94	349
MediWound Ltd.*	18	349
Neurogene, Inc.*	23	344
Cargo Therapeutics, Inc.*	83	342
Puma Biotechnology, Inc.*	99	340
Alumis, Inc.*	113	339
Voyager Therapeutics, Inc.*	109	339
Prime Medicine, Inc.*	137	338
DocGo, Inc.*	214	336
CPI Card Group, Inc.*	14	332
Acme United Corp.	8	332
Avita Medical, Inc.*	62	328
Lifevantage Corp.	25	327
Accuray, Inc.*	238	326
Sonida Senior Living, Inc.*	13	324
Hain Celestial Group, Inc.*	212	322
Third Harmonic Bio, Inc.*	59	320
Anika Therapeutics, Inc.*	29	307
scPharmaceuticals, Inc.*	80	305
Alta Equipment Group, Inc.	48	303
Aclaris Therapeutics, Inc.*	212	301
Inhibrx Biosciences, Inc.*	21	300
HF Foods Group, Inc.*	94	299
Neuronetics, Inc.*	85	297
Lifeway Foods, Inc.*	12	296
LENSAR, Inc.*	22	290
Mercurity Fintech Holding, Inc.*	75	289
Kodiak Sciences, Inc.*	77	287
SoundThinking, Inc.*	22	287
Bright Minds Biosciences, Inc.*	11	287
Acacia Research Corp.*	80	286
Larimar Therapeutics, Inc.*	99	286
Fate Therapeutics, Inc.*	255	286
Stereotaxis, Inc.*	134	284
RCM Technologies, Inc.*	12	283
Oncology Institute, Inc.*	137	281
Inhibikase Therapeutics, Inc.*	141	275
Biote Corp. — Class A*	68	273
Ironwood Pharmaceuticals, Inc. — Class A*	375	269
Forrester Research, Inc.*	27	267
Alector, Inc.*	187	262
Maze Therapeutics, Inc.*	21	258
Design Therapeutics, Inc.*	74	249
Waldencast plc — Class A*	99	242
DiaMedica Therapeutics, Inc.*	62	242
Protalix BioTherapeutics, Inc.*	163	241
Zevia PBC — Class A*	74	238
Gyre Therapeutics, Inc.*	32	235
Pulmonx Corp.*	90	233
BioAge Labs, Inc.*	56	231
Protara Therapeutics, Inc.*	76	230
Cartesian Therapeutics, Inc.*,1	22	229
Lexeo Therapeutics, Inc.*	56	225
Nuvectis Pharma, Inc.*	30	224
CVRx, Inc.*	38	223
Nkarta, Inc.*	125	207
TriSalus Life Sciences, Inc.*	37	202
Journey Medical Corp.*	28	201
Korro Bio, Inc.*	16	200
Sanara Medtech, Inc.*	7	199
Solesence Inc*	44	192
BRC, Inc. — Class A*	145	190
Anteris Technologies Global Corp.*	50	189
Tvardi Therapeutics, Inc.*	8	187
Lucid Diagnostics, Inc.*	161	185
Coherus Oncology, Inc.*	249	182
Aardvark Therapeutics, Inc.*	13	176
Innovage Holding Corp.*	47	173
Myomo, Inc.*	76	164
Emerald Holding, Inc.	33	160
AirSculpt Technologies, Inc.*,1	30	145
TuHURA Biosciences, Inc.*	60	134
HireQuest, Inc.	13	130
Greenwich Lifesciences, Inc.*	14	127
Alpha Teknova, Inc.*	25	123
FitLife Brands, Inc.*	9	117
Ispire Technology, Inc.*	44	112
MarketWise, Inc.	5	99
Forafric Global plc*	12	94
Inmune Bio, Inc.*	39	90
Actuate Therapeutics, Inc.*	14	86
Tevogen Bio Holdings, Inc.*	66	82

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Non-cyclical - 10.5% (continued)
Scilex Holding Co.*	11	$68
SBC Medical Group Holdings, Inc.*	13	60
Atlantic International Corp.*	25	51
Nektar Therapeutics*	1	14
Lyell Immunopharma, Inc.*	1	5
Ligand Pharmaceuticals, Inc.*,†††	84	–
Total Consumer, Non-cyclical		1,302,268
Industrial - 8.1%
Fabrinet*	85	25,048
Fluor Corp.*	393	20,149
AeroVironment, Inc.*	66	18,807
NEXTracker, Inc. — Class A*	333	18,105
Kratos Defense & Security Solutions, Inc.*	387	17,976
SPX Technologies, Inc.*	107	17,942
Chart Industries, Inc.*	106	17,453
Badger Meter, Inc.	70	17,146
Casella Waste Systems, Inc. — Class A*	148	17,076
Sterling Infrastructure, Inc.*	70	16,151
Dycom Industries, Inc.*	66	16,130
Watts Water Technologies, Inc. — Class A	64	15,737
Federal Signal Corp.	141	15,005
JBT Marel Corp.	123	14,792
UFP Industries, Inc.	142	14,109
Itron, Inc.*	107	14,084
Archer Aviation, Inc. — Class A*	1,277	13,855
Zurn Elkay Water Solutions Corp.	353	12,909
GATX Corp.	84	12,899
Modine Manufacturing Co.*	123	12,115
Sanmina Corp.*	123	12,033
Moog, Inc. — Class A	66	11,944
NuScale Power Corp.*	297	11,749
ESCO Technologies, Inc.	61	11,704
Construction Partners, Inc. — Class A*	110	11,691
Advanced Energy Industries, Inc.	88	11,660
Bloom Energy Corp. — Class A*	480	11,482
Joby Aviation, Inc.*,1	1,083	11,426
Novanta, Inc.*	85	10,959
Knife River Corp.*	134	10,940
CSW Industrials, Inc.	38	10,900
Belden, Inc.	93	10,769
Mirion Technologies, Inc.*	493	10,614
Frontdoor, Inc.*	175	10,314
Primoris Services Corp.	127	9,898
Arcosa, Inc.	114	9,885
Golar LNG Ltd.	234	9,638
TTM Technologies, Inc.*	236	9,634
Granite Construction, Inc.	103	9,632
Enpro, Inc.	50	9,577
Exponent, Inc.	119	8,890
Kadant, Inc.	28	8,889
Mueller Water Products, Inc. — Class A	366	8,799
OSI Systems, Inc.*	38	8,545
Plexus Corp.*	63	8,525
Matson, Inc.	76	8,463
Franklin Electric Company, Inc.	94	8,436
EnerSys	92	7,891
Boise Cascade Co.	89	7,727
Terex Corp.	153	7,143
Atmus Filtration Technologies, Inc.	196	7,138
Cactus, Inc. — Class A	161	7,039
Argan, Inc.	31	6,835
Griffon Corp.	92	6,658
AZZ, Inc.	70	6,614
Mercury Systems, Inc.*	122	6,571
MYR Group, Inc.*	36	6,532
IES Holdings, Inc.*	21	6,221
RXO, Inc.*	381	5,989
AAR Corp.*	84	5,778
Atkore, Inc.	81	5,715
O-I Glass, Inc.*	361	5,321
Alamo Group, Inc.	24	5,241
Trinity Industries, Inc.	192	5,186
Enerpac Tool Group Corp.	127	5,151
Albany International Corp. — Class A	71	4,979
Tutor Perini Corp.*	104	4,865
Worthington Enterprises, Inc.	74	4,709
Hub Group, Inc. — Class A	140	4,680
Powell Industries, Inc.	22	4,630
Vishay Intertechnology, Inc.	284	4,510
Triumph Group, Inc.*	174	4,480
Tecnoglass, Inc.	57	4,410
Standex International Corp.	28	4,381
PureCycle Technologies, Inc.*	305	4,179
ArcBest Corp.	54	4,159
Kennametal, Inc.	181	4,156
Gibraltar Industries, Inc.*	70	4,130
Scorpio Tankers, Inc.	102	3,991
Enovix Corp.*	386	3,991
Materion Corp.	49	3,889
Werner Enterprises, Inc.	141	3,858
Greif, Inc. — Class A	59	3,834
Lindsay Corp.	26	3,750
World Kinect Corp.	130	3,686
Knowles Corp.*	203	3,577
Limbach Holdings, Inc.*	25	3,503
Xometry, Inc. — Class A*	102	3,447
International Seaways, Inc.	94	3,429
Tennant Co.	44	3,409
Hillenbrand, Inc.	166	3,332
Hillman Solutions Corp.*	465	3,320
Greenbrier Companies, Inc.	72	3,316
American Superconductor Corp.*	90	3,302
Benchmark Electronics, Inc.	84	3,262
Masterbrand, Inc.*	298	3,257
Applied Optoelectronics, Inc.*	126	3,237
DHT Holdings, Inc.	299	3,232
NV5 Global, Inc.*	136	3,140
Energizer Holdings, Inc.	155	3,125
CTS Corp.	69	2,940

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Industrial - 8.1% (continued)
Intuitive Machines, Inc.*	256	$2,783
DXP Enterprises, Inc.*	31	2,717
Ducommun, Inc.*	32	2,644
Helios Technologies, Inc.	78	2,603
Janus International Group, Inc.*	318	2,588
Vicor Corp.*	55	2,495
Napco Security Technologies, Inc.	83	2,464
Astronics Corp.*	71	2,377
SFL Corporation Ltd.	285	2,374
Bel Fuse, Inc. — Class B	24	2,345
Teekay Tankers Ltd. — Class A	56	2,336
Worthington Steel, Inc.	77	2,297
Astec Industries, Inc.	54	2,251
Proto Labs, Inc.*	56	2,242
TriMas Corp.	78	2,232
nLight, Inc.*	113	2,224
Thermon Group Holdings, Inc.*	78	2,190
NANO Nuclear Energy, Inc.*	63	2,173
Cadre Holdings, Inc.	67	2,134
Dorian LPG Ltd.	87	2,121
Apogee Enterprises, Inc.	50	2,030
FARO Technologies, Inc.*	45	1,976
CECO Environmental Corp.*	68	1,925
Great Lakes Dredge & Dock Corp.*	156	1,902
American Woodmark Corp.*	34	1,815
Gorman-Rupp Co.	49	1,799
Marten Transport Ltd.	137	1,780
Golden Ocean Group Ltd.[1]	240	1,757
Evolv Technologies Holdings, Inc.*	271	1,691
Montrose Environmental Group, Inc.*	76	1,664
Insteel Industries, Inc.	44	1,637
FLEX LNG Ltd.	73	1,605
Energy Recovery, Inc.*	125	1,598
Ichor Holdings Ltd.*	80	1,571
Enviri Corp.*	178	1,545
Ardagh Metal Packaging S.A.	327	1,400
Ryerson Holding Corp.	64	1,380
Sturm Ruger & Company, Inc.	38	1,364
Metallus, Inc.*	86	1,325
Forward Air Corp.*	53	1,301
Byrna Technologies, Inc.*	42	1,297
Redwire Corp.*,1	79	1,288
Red Cat Holdings, Inc.*	175	1,274
Nordic American Tankers Ltd.	481	1,265
Myers Industries, Inc.	87	1,261
TSS, Inc.*	43	1,240
Allient, Inc.	34	1,235
Genco Shipping & Trading Ltd.	92	1,202
Graham Corp.*	24	1,188
National Presto Industries, Inc.	12	1,176
Willis Lease Finance Corp.	8	1,142
Mesa Laboratories, Inc.	12	1,131
Hyster-Yale, Inc.	28	1,114
Kimball Electronics, Inc.*	57	1,096
Navigator Holdings Ltd.	77	1,090
LSI Industries, Inc.	62	1,055
Heartland Express, Inc.	120	1,037
Clearwater Paper Corp.*	37	1,008
Columbus McKinnon Corp.	66	1,008
Teekay Corporation Ltd.	122	1,006
LSB Industries, Inc.*	126	983
Manitowoc Company, Inc.*	81	974
Power Solutions International, Inc.*	15	970
Bowman Consulting Group Ltd.*	33	949
Costamare, Inc.	104	947
NWPX Infrastructure Inc*	23	943
Amprius Technologies, Inc.*	218	918
Aspen Aerogels, Inc.*	155	918
Covenant Logistics Group, Inc. — Class A	38	916
Centuri Holdings, Inc.*	40	898
Smith & Wesson Brands, Inc.	103	894
CryoPort, Inc.*	115	858
Standard BioTools, Inc.*	702	842
Eastman Kodak Co.*	149	842
Eve Holding, Inc.*	120	823
NVE Corp.	11	810
Orion Group Holdings, Inc.*	88	798
JELD-WEN Holding, Inc.*	199	780
Ardmore Shipping Corp.	81	778
Luxfer Holdings plc	63	767
Greif, Inc. — Class B	11	759
Olympic Steel, Inc.	23	750
Titan America S.A.	57	711
Latham Group, Inc.*	105	670
MicroVision, Inc.*	575	656
Neonode, Inc.*	25	637
Park Aerospace Corp.	43	635
Lightbridge Corp.*	44	588
Tredegar Corp.*	63	554
KULR Technology Group, Inc.*	77	549
Kopin Corp.*	349	534
Mayville Engineering Company, Inc.*	33	527
L B Foster Co. — Class A*	24	525
Palladyne AI Corp.*	60	520
Pure Cycle Corp.*	46	493
Safe Bulkers, Inc.	135	487
Turtle Beach Corp.*	35	484
Radiant Logistics, Inc.*	78	474
908 Devices, Inc.*	64	456
AerSale Corp.*	75	451
Karat Packaging, Inc.	16	450
Perma-Fix Environmental Services, Inc.*	41	431
Park-Ohio Holdings Corp.	23	411
Universal Logistics Holdings, Inc.	16	406
Himalaya Shipping Ltd.	70	404
Sight Sciences, Inc.*	97	400
Proficient Auto Logistics, Inc.*	55	399
Arq, Inc.*	74	397
Ranpak Holdings Corp.*	110	393
Bel Fuse, Inc. — Class A	4	359
Gencor Industries, Inc.*	24	336
Core Molding Technologies, Inc.*	20	332

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Industrial - 8.1% (continued)
Pangaea Logistics Solutions Ltd.	70	$329
Concrete Pumping Holdings, Inc.	53	326
Richtech Robotics, Inc. — Class B*	161	314
Mistras Group, Inc.*	39	312
Eastern Co.	13	297
Energy Services of America Corp.	28	278
Outdoor Holding Co.*	206	264
Omega Flex, Inc.	8	259
M-Tron Industries, Inc.*	6	252
Ascent Industries Co.*	19	240
AirJoule Technologies Corp.*	50	231
Pro-DEX, Inc.*	5	218
Smith-Midland Corp.*	6	201
Net Power, Inc.*	80	198
PAMT CORP*	14	180
Costamare Bulkers Holdings Ltd.*	20	173
SKYX Platforms Corp.*	143	149
NL Industries, Inc.	20	128
Southland Holdings, Inc.*	25	105
Total Industrial		999,337
Consumer, Cyclical - 5.2%
Brinker International, Inc.*	104	18,754
Taylor Morrison Home Corp. — Class A*	231	14,188
Group 1 Automotive, Inc.	30	13,101
Shake Shack, Inc. — Class A*	91	12,795
FirstCash Holdings, Inc.	93	12,568
Meritage Homes Corp.	167	11,184
Asbury Automotive Group, Inc.*	46	10,973
Boot Barn Holdings, Inc.*	72	10,944
Urban Outfitters, Inc.*	148	10,736
Installed Building Products, Inc.	55	9,918
GMS, Inc.*	91	9,896
SkyWest, Inc.*	95	9,782
Life Time Group Holdings, Inc.*	318	9,645
Abercrombie & Fitch Co. — Class A*	111	9,196
KB Home	164	8,687
Kontoor Brands, Inc.	129	8,510
Dorman Products, Inc.*	65	7,973
Champion Homes, Inc.*	127	7,951
Cavco Industries, Inc.*	18	7,820
Signet Jewelers Ltd.	98	7,796
Resideo Technologies, Inc.*	348	7,677
Rush Enterprises, Inc. — Class A	147	7,572
Cinemark Holdings, Inc.	250	7,545
Patrick Industries, Inc.	76	7,013
Academy Sports & Outdoors, Inc.	156	6,990
M/I Homes, Inc.*	62	6,951
Six Flags Entertainment Corp.*	225	6,847
Cheesecake Factory, Inc.[1]	109	6,830
Tri Pointe Homes, Inc.*	210	6,710
UniFirst Corp.	35	6,588
Advance Auto Parts, Inc.	140	6,509
Goodyear Tire & Rubber Co.*	613	6,357
PriceSmart, Inc.	60	6,302
VSE Corp.	48	6,287
OPENLANE, Inc.*	249	6,088
Peloton Interactive, Inc. — Class A*	865	6,003
Red Rock Resorts, Inc. — Class A	115	5,983
Hilton Grand Vacations, Inc.*	144	5,981
Visteon Corp.*	64	5,971
REV Group, Inc.	121	5,759
Marriott Vacations Worldwide Corp.	75	5,423
Genius Sports Ltd.*	518	5,387
HNI Corp.	109	5,361
Dana, Inc.	311	5,334
LCI Industries	58	5,289
Atlanta Braves Holdings, Inc. — Class C*	108	5,051
Warby Parker, Inc. — Class A*	230	5,044
Polaris, Inc.	124	5,041
Foot Locker, Inc.*	201	4,925
Capri Holdings Ltd.*	272	4,815
Acushnet Holdings Corp.	66	4,806
Green Brick Partners, Inc.*	74	4,653
OneSpaWorld Holdings Ltd.	222	4,527
National Vision Holdings, Inc.*	183	4,211
International Game Technology plc	262	4,142
Super Group SGHC Ltd.	374	4,103
Phinia, Inc.	92	4,093
Steven Madden Ltd.	163	3,909
Adient plc*	197	3,834
Hanesbrands, Inc.*	824	3,774
Papa John’s International, Inc.	77	3,768
Madison Square Garden Entertainment Corp.*	93	3,717
American Eagle Outfitters, Inc.	381	3,665
Sweetgreen, Inc. — Class A*	243	3,616
La-Z-Boy, Inc.	97	3,606
Century Communities, Inc.	63	3,548
Wolverine World Wide, Inc.	189	3,417
Buckle, Inc.	74	3,356
Blue Bird Corp.*	76	3,280
JetBlue Airways Corp.*	755	3,194
Cracker Barrel Old Country Store, Inc.	52	3,176
AMC Entertainment Holdings, Inc. — Class A*	1,021	3,165
Garrett Motion, Inc.	297	3,121
Rush Street Interactive, Inc.*	208	3,099
MillerKnoll, Inc.	159	3,088
United Parks & Resorts, Inc.*	64	3,018
Sonos, Inc.*	276	2,984
Victoria’s Secret & Co.*,1	161	2,982
Interface, Inc. — Class A	136	2,846
IMAX Corp.*	101	2,824
Everi Holdings, Inc.*	198	2,820
Sonic Automotive, Inc. — Class A	35	2,798
Leggett & Platt, Inc.	312	2,783
MRC Global, Inc.*	200	2,742

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Cyclical - 5.2% (continued)
Aeva Technologies, Inc.*	72	$2,721
Sabre Corp.*	851	2,689
Winmark Corp.	7	2,643
Lionsgate Studios Corp.*	450	2,615
Monarch Casino & Resort, Inc.	30	2,593
Fox Factory Holding Corp.*	99	2,568
Carter’s, Inc.	84	2,531
LGI Homes, Inc.*	49	2,525
Topgolf Callaway Brands Corp.*	310	2,495
Camping World Holdings, Inc. — Class A	141	2,424
BJ’s Restaurants, Inc.*	50	2,230
Sally Beauty Holdings, Inc.*	240	2,222
Kohl’s Corp.	255	2,162
ScanSource, Inc.*	51	2,132
G-III Apparel Group Ltd.*	92	2,061
Steelcase, Inc. — Class A	197	2,055
XPEL, Inc.*	56	2,010
Gentherm, Inc.*	71	2,008
Dave & Buster’s Entertainment, Inc.*	64	1,925
Allegiant Travel Co. — Class A*	34	1,868
Winnebago Industries, Inc.	64	1,856
Dream Finders Homes, Inc. — Class A*	71	1,784
PC Connection, Inc.	26	1,710
Bloomin’ Brands, Inc.	197	1,696
Microvast Holdings, Inc.*	465	1,688
indie Semiconductor, Inc. — Class A*,1	455	1,620
ThredUp, Inc. — Class A*	213	1,595
Douglas Dynamics, Inc.	53	1,562
Portillo’s, Inc. — Class A*	132	1,540
First Watch Restaurant Group, Inc.*	96	1,540
Standard Motor Products, Inc.	50	1,536
Beazer Homes USA, Inc.*	68	1,521
Ethan Allen Interiors, Inc.	54	1,504
Build-A-Bear Workshop, Inc. — Class A	29	1,495
Accel Entertainment, Inc.*	127	1,495
Daktronics, Inc.*	97	1,467
Pursuit Attractions and Hospitality, Inc.*	50	1,442
Sun Country Airlines Holdings, Inc.*	120	1,410
Global Business Travel Group I*	222	1,399
Malibu Boats, Inc. — Class A*	44	1,379
Golden Entertainment, Inc.	46	1,354
BlueLinx Holdings, Inc.*	18	1,339
Oxford Industries, Inc.	33	1,328
Kura Sushi USA, Inc. — Class A*	15	1,291
Ermenegildo Zegna N.V.	144	1,231
ODP Corp.*	65	1,178
Titan International, Inc.*	114	1,171
Miller Industries, Inc.	26	1,156
Rush Enterprises, Inc. — Class B	22	1,155
Hovnanian Enterprises, Inc. — Class A*	11	1,150
MarineMax, Inc.*	44	1,106
American Axle & Manufacturing Holdings, Inc.*	271	1,106
EVgo, Inc.*	301	1,099
Arhaus, Inc.*	120	1,040
Wabash National Corp.	97	1,031
Lindblad Expeditions Holdings, Inc.*	88	1,027
America’s Car-Mart, Inc.*	18	1,009
A-Mark Precious Metals, Inc.	45	998
Titan Machinery, Inc.*	49	971
Shyft Group, Inc.	76	953
Marcus Corp.	56	944
Caleres, Inc.	77	941
Nu Skin Enterprises, Inc. — Class A	115	919
Global Industrial Co.	34	918
Forestar Group, Inc.*	45	900
Dine Brands Global, Inc.	36	876
Cooper-Standard Holdings, Inc.*	40	860
Xperi, Inc.*	105	831
Clean Energy Fuels Corp.*	413	805
Shoe Carnival, Inc.	43	805
Atlanta Braves Holdings, Inc. — Class A*	16	787
Jack in the Box, Inc.*	44	768
Arko Corp.	180	761
Methode Electronics, Inc.	79	751
Solid Power, Inc.*	340	745
Hudson Technologies, Inc.*	91	739
Potbelly Corp.*	60	735
RCI Hospitality Holdings, Inc.	19	724
Frontier Group Holdings, Inc.*	199	722
MasterCraft Boat Holdings, Inc.*	38	706
El Pollo Loco Holdings, Inc.*	62	683
Haverty Furniture Companies, Inc.	32	651
Biglari Holdings, Inc. — Class B*	2	584
Lovesac Co.*	32	582
Savers Value Village, Inc.*	55	561
Strattec Security Corp.*	9	560
Movado Group, Inc.	36	549
Krispy Kreme, Inc.*,1	181	527
Petco Health & Wellness Company, Inc.*	184	521
Zumiez, Inc.*	37	491
Denny’s Corp.*	118	484
Starz Entertainment Corp.*	30	482
Motorcar Parts of America, Inc.*	43	482
Xponential Fitness, Inc. — Class A*	64	479
Genesco, Inc.*	24	473
Weyco Group, Inc.	14	464
JAKKS Pacific, Inc.	21	437
Tile Shop Holdings, Inc.*	68	432
Barnes & Noble Education, Inc.*	35	412
Hyliion Holdings Corp.*	304	401
Livewire Group, Inc.*	86	396
Funko, Inc. — Class A*	82	390
Webtoon Entertainment, Inc.*,1	42	381
Rocky Brands, Inc.	17	377
Reservoir Media, Inc.*	48	368

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Consumer, Cyclical - 5.2% (continued)
Citi Trends, Inc.*	11	$367
Johnson Outdoors, Inc. — Class A	12	363
OneWater Marine, Inc. — Class A*	26	348
Escalade, Inc.	24	335
Sleep Number Corp.*	49	331
Flexsteel Industries, Inc.	9	324
Hamilton Beach Brands Holding Co. — Class A	17	304
American Outdoor Brands, Inc.*	29	303
Bassett Furniture Industries, Inc.	19	289
Lakeland Industries, Inc.	21	286
Holley, Inc.*	140	280
Superior Group of Companies, Inc.	27	278
Luminar Technologies, Inc.*	94	270
EVI Industries, Inc.	12	262
J Jill, Inc.	17	249
Clarus Corp.	69	239
Virco Mfg. Corp.	26	207
Spirit Aviation Holdings, Inc.*	38	190
Marine Products Corp.	21	179
Designer Brands, Inc. — Class A1	75	179
Torrid Holdings, Inc.*,1	56	165
Bally’s Corp.*	17	163
Traeger, Inc.*	74	126
CompX International, Inc.	4	106
Envela Corp.*	16	98
Total Consumer, Cyclical		649,769
Technology - 4.9%
IonQ, Inc.*	557	23,934
CommVault Systems, Inc.*	104	18,130
Rambus, Inc.*	253	16,197
Varonis Systems, Inc.*	259	13,144
Clearwater Analytics Holdings, Inc. — Class A*	579	12,697
Qualys, Inc.*	86	12,287
SPS Commerce, Inc.*	89	12,112
ACI Worldwide, Inc.*	247	11,340
Box, Inc. — Class A*	330	11,276
Silicon Laboratories, Inc.*	76	11,199
SiTime Corp.*	50	10,654
D-Wave Quantum, Inc.*,1	675	9,882
Tenable Holdings, Inc.*	280	9,458
Maximus, Inc.	133	9,337
Semtech Corp.*	205	9,254
SoundHound AI, Inc. — Class A*,1	858	9,206
Insight Enterprises, Inc.*	65	8,975
Waystar Holding Corp.*	214	8,746
Workiva, Inc.*	118	8,077
Rigetti Computing, Inc.*,1	663	7,863
Power Integrations, Inc.	133	7,435
Freshworks, Inc. — Class A*	478	7,127
BlackLine, Inc.*	124	7,021
Agilysys, Inc.*	61	6,993
C3.ai, Inc. — Class A*	284	6,978
Zeta Global Holdings Corp. — Class A*	441	6,831
Impinj, Inc.*	61	6,775
Intapp, Inc.*	130	6,711
PAR Technology Corp.*	94	6,521
ACV Auctions, Inc. — Class A*	394	6,391
Progress Software Corp.	100	6,384
Ambarella, Inc.*,1	96	6,342
FormFactor, Inc.*	183	6,297
AvePoint, Inc.*	312	6,025
WNS Holdings Ltd.*	95	6,008
Synaptics, Inc.*	92	5,963
Blackbaud, Inc.*	90	5,779
Diodes, Inc.*	108	5,712
Clear Secure, Inc. — Class A	196	5,441
Vertex, Inc. — Class A*	153	5,406
Axcelis Technologies, Inc.*	76	5,296
Quantum Computing, Inc.*	269	5,157
Braze, Inc. — Class A*	179	5,030
LiveRamp Holdings, Inc.*	152	5,022
ASGN, Inc.*	100	4,993
NCR Atleos Corp.*	172	4,907
Alkami Technology, Inc.*	160	4,822
Five9, Inc.*	178	4,713
Pitney Bowes, Inc.	430	4,691
BigBear.ai Holdings, Inc.*,1	677	4,597
DigitalOcean Holdings, Inc.*	152	4,341
CSG Systems International, Inc.	65	4,245
Kulicke & Soffa Industries, Inc.	122	4,221
Alignment Healthcare, Inc.*	299	4,186
NetScout Systems, Inc.*	164	4,069
AvidXchange Holdings, Inc.*	401	3,926
NCR Voyix Corp.*	326	3,824
Donnelley Financial Solutions, Inc.*	62	3,822
Phreesia, Inc.*	133	3,785
Innodata, Inc.*	71	3,637
Adeia, Inc.	255	3,606
Rapid7, Inc.*	150	3,469
Diebold Nixdorf, Inc.*	60	3,324
NextNav, Inc.*	206	3,131
Evolent Health, Inc. — Class A*	275	3,096
ACM Research, Inc. — Class A*	119	3,082
Planet Labs PBC*	502	3,062
PagerDuty, Inc.*	198	3,025
Digi International, Inc.*	85	2,963
Asana, Inc. — Class A*	219	2,956
Ouster, Inc.*	119	2,886
Verint Systems, Inc.*	146	2,872
Appian Corp. — Class A*	92	2,747
Veeco Instruments, Inc.*	134	2,723
MaxLinear, Inc. — Class A*	191	2,714
Photronics, Inc.*	144	2,712
Schrodinger Incorporated/United States*	132	2,656
Sprout Social, Inc. — Class A*	121	2,530
Amplitude, Inc. — Class A*	204	2,530
Life360, Inc.*,1	38	2,479
Penguin Solutions, Inc.*	125	2,476
Olo, Inc. — Class A*	271	2,412
Ultra Clean Holdings, Inc.*	105	2,370
Fastly, Inc. — Class A*	321	2,266
Porch Group, Inc.*	189	2,228

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Technology - 4.9% (continued)
Sapiens International Corporation N.V.	73	$2,135
Pagaya Technologies Ltd. — Class A*	99	2,111
Cohu, Inc.*	107	2,059
Yext, Inc.*	242	2,057
Navitas Semiconductor Corp.*	314	2,057
V2X, Inc.*	40	1,942
Grid Dynamics Holdings, Inc.*	155	1,790
Blend Labs, Inc. — Class A*	492	1,624
PROS Holdings, Inc.*	103	1,613
PDF Solutions, Inc.*	75	1,603
Jamf Holding Corp.*	158	1,503
Vimeo, Inc.*	369	1,491
Alpha & Omega Semiconductor Ltd.*	58	1,488
Integral Ad Science Holding Corp.*	179	1,487
I3 Verticals, Inc. — Class A*	54	1,484
Xerox Holdings Corp.[1]	276	1,455
OneSpan, Inc.	85	1,419
Digital Turbine, Inc.*	239	1,410
E2open Parent Holdings, Inc.*	429	1,386
Cantaloupe, Inc.*	125	1,374
N-able, Inc.*	169	1,369
Red Violet, Inc.	26	1,279
Daily Journal Corp.*	3	1,267
GigaCloud Technology, Inc. — Class A*,1	62	1,226
PubMatic, Inc. — Class A*	98	1,219
MeridianLink, Inc.*	75	1,217
CEVA, Inc.*	55	1,209
PlayAGS, Inc.*	95	1,186
Weave Communications, Inc.*	137	1,140
Ibotta, Inc. — Class A*	31	1,135
Domo, Inc. — Class B*	81	1,132
Consensus Cloud Solutions, Inc.*	46	1,061
Cerence, Inc.*	103	1,052
Mitek Systems, Inc.*	104	1,030
Corsair Gaming, Inc.*	109	1,028
Bandwidth, Inc. — Class A*	63	1,002
Nutex Health, Inc.*	8	996
SEMrush Holdings, Inc. — Class A*	108	977
Climb Global Solutions, Inc.	9	962
Conduent, Inc.*	350	924
VTEX — Class A*	134	884
Aehr Test Systems*	67	866
Claritev Corp.*	18	812
Outset Medical, Inc.*	42	807
Talkspace, Inc.*	289	803
Vishay Precision Group, Inc.*	28	787
BigCommerce Holdings, Inc.*	154	770
Cricut, Inc. — Class A	108	731
Unisys Corp.*	156	707
Simulations Plus, Inc.	39	681
IBEX Holdings Ltd.*	23	669
Rezolve AI plc*	212	652
Arteris, Inc.*	66	629
Playtika Holding Corp.	131	620
SkyWater Technology, Inc.*	62	610
8x8, Inc.*	306	600
Health Catalyst, Inc.*	159	599
Asure Software, Inc.*	58	566
Immersion Corp.	69	544
TruBridge, Inc.*	23	539
ReposiTrak, Inc.[1]	26	511
Viant Technology, Inc. — Class A*	37	489
Digimarc Corp.*	37	489
Inspired Entertainment, Inc.*	59	482
ON24, Inc.*	88	478
3D Systems Corp.*,1	309	476
Vuzix Corp.*	150	438
Rimini Street, Inc.*	114	430
Telos Corp.*	129	409
Kaltura, Inc.*	191	384
CoreCard Corp.*	13	377
Aeluma, Inc.*	23	377
Expensify, Inc. — Class A*	139	360
EverCommerce, Inc.*	34	357
Faraday Future Intelligent Electric, Inc.*	208	349
Atomera, Inc.*	69	348
Definitive Healthcare Corp.*	83	324
Airship AI Holdings, Inc.*	47	277
Playstudios, Inc.*	207	271
Richardson Electronics Ltd.	28	270
eGain Corp.*	43	269
Rackspace Technology, Inc.*	196	251
CS Disco, Inc.*	56	245
TTEC Holdings, Inc.*	47	226
Teads Holding Co.*	85	211
CSP, Inc.	16	207
WM Technology, Inc.*	205	184
Synchronoss Technologies, Inc.*	25	171
Skillsoft Corp.*	10	160
Wolfspeed, Inc.*	365	146
Silvaco Group, Inc.*	18	85
Golden Matrix Group, Inc.*	34	58
Zspace, Inc.*	5	16
Total Technology		601,407
Communications - 2.3%
Credo Technology Group Holding Ltd.*	344	31,851
Hims & Hers Health, Inc.*,1	447	22,283
InterDigital, Inc.	61	13,678
Q2 Holdings, Inc.*	146	13,664
Lumen Technologies, Inc.*	2,238	9,802
EchoStar Corp. — Class A*,1	318	8,809
Telephone & Data Systems, Inc.	230	8,183
Magnite, Inc.*	328	7,911
Calix, Inc.*	138	7,340
Cargurus, Inc.*	193	6,460
TEGNA, Inc.	377	6,319
Extreme Networks, Inc.*	310	5,564
Viavi Solutions, Inc.*	519	5,226
Cogent Communications Holdings, Inc.	106	5,110
Yelp, Inc. — Class A*	145	4,969
ePlus, Inc.*	62	4,470

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Communications - 2.3% (continued)
Applied Digital Corp.*,1	415	$4,179
DigitalBridge Group, Inc.	402	4,161
CommScope Holding Company, Inc.*	501	4,148
Upwork, Inc.*	292	3,924
Viasat, Inc.*	266	3,884
TripAdvisor, Inc.*	272	3,550
A10 Networks, Inc.	173	3,348
Ziff Davis, Inc.*	100	3,027
fuboTV, Inc.*	783	3,022
Globalstar, Inc.*	118	2,779
Sphere Entertainment Co.*	65	2,717
IDT Corp. — Class B	38	2,596
Harmonic, Inc.*	264	2,500
Couchbase, Inc.*	101	2,462
Gogo, Inc.*	161	2,363
Sprinklr, Inc. — Class A*	258	2,183
QuinStreet, Inc.*	128	2,061
Groupon, Inc.*	59	1,974
Revolve Group, Inc.*	95	1,905
NETGEAR, Inc.*	65	1,890
Liberty Latin America Ltd. — Class C*	294	1,829
Grindr, Inc.*	78	1,771
Rumble, Inc.*	184	1,652
Cable One, Inc.*	12	1,630
Shenandoah Telecommunications Co.	119	1,626
Cars.com, Inc.*	136	1,612
HealthStream, Inc.	57	1,577
ADTRAN Holdings, Inc.*	174	1,561
Angi, Inc.*	102	1,557
EverQuote, Inc. — Class A*	64	1,548
BlackSky Technology, Inc.*,1	66	1,358
Altice USA, Inc. — Class A*	610	1,305
Liquidity Services, Inc.*	55	1,297
Powerfleet Incorporated NJ*	292	1,259
Sinclair, Inc.	91	1,258
Serve Robotics, Inc.*	109	1,247
Stagwell, Inc.*	271	1,219
Clearfield, Inc.*	28	1,215
Gannett Company, Inc.*	331	1,185
Figs, Inc. — Class A*	208	1,173
LifeMD, Inc.*	86	1,171
Bumble, Inc. — Class A*	171	1,127
Scholastic Corp.	51	1,070
RealReal, Inc.*	223	1,068
Shutterstock, Inc.[1]	56	1,062
Thryv Holdings, Inc.*	87	1,058
Preformed Line Products Co.	6	959
Gray Media, Inc.	206	933
Nexxen International Ltd.*	89	926
Stitch Fix, Inc. — Class A*	249	921
Beyond, Inc.*	129	888
Ribbon Communications, Inc.*	220	882
MediaAlpha, Inc. — Class A*	78	854
Spok Holdings, Inc.	48	849
Nextdoor Holdings, Inc.*	496	823
Ooma, Inc.*	60	774
Anterix, Inc.*	30	769
National CineMedia, Inc.	150	727
Boston Omaha Corp. — Class A*	51	716
Backblaze, Inc. — Class A*	126	693
Aviat Networks, Inc.*	27	649
Satellogic, Inc. — Class A*	161	583
OptimizeRx Corp.*	41	554
iHeartMedia, Inc. — Class A*	280	493
WideOpenWest, Inc.*	119	483
TechTarget, Inc.*	62	482
AMC Networks, Inc. — Class A*	76	476
Open Lending Corp. — Class A*	240	466
Gambling.com Group Ltd.*	39	464
Eventbrite, Inc. — Class A*	175	460
EW Scripps Co. — Class A*	147	432
Getty Images Holdings, Inc.*	258	428
CuriosityStream, Inc.	75	422
Liberty Latin America Ltd. — Class A*	68	415
ATN International, Inc.	23	374
Frequency Electronics, Inc.	15	341
Entravision Communications Corp. — Class A	146	339
Tucows, Inc. — Class A*	16	315
Lands’ End, Inc.*	28	300
Advantage Solutions, Inc.*	221	292
BK Technologies Corp.*	6	283
Newsmax, Inc.*	18	272
Vivid Seats, Inc. — Class A*	153	259
1-800-Flowers.com, Inc. — Class A*,1	51	251
Inseego Corp.*	29	239
Triller Group, Inc.*	241	224
Nerdy, Inc.*	136	222
AudioEye, Inc.*	19	221
BARK, Inc.*	250	220
Crexendo, Inc.*	34	206
Travelzoo*	15	191
Arena Group Holdings, Inc.*	30	186
Gaia, Inc.*	40	176
Value Line, Inc.	2	78
Total Communications		279,257
Energy - 2.1%
CNX Resources Corp.*	334	11,249
ChampionX Corp.	450	11,178
Magnolia Oil & Gas Corp. — Class A	437	9,824
Archrock, Inc.	388	9,634
Core Natural Resources, Inc.	124	8,648
Noble Corporation plc	296	7,859
Gulfport Energy Corp.*	36	7,242
Murphy Oil Corp.	317	7,132
California Resources Corp.	153	6,988
SM Energy Co.	268	6,622
Valaris Ltd.*	150	6,317
Northern Oil & Gas, Inc.	217	6,152
Warrior Met Coal, Inc.	122	5,591
Tidewater, Inc.*	119	5,490
Patterson-UTI Energy, Inc.	829	4,916
Comstock Resources, Inc.*	174	4,815
Kinetik Holdings, Inc. — Class A	104	4,581
Oceaneering International, Inc.*	220	4,558
Transocean Ltd.*	1,748	4,527

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Energy - 2.1% (continued)
Kodiak Gas Services, Inc.	127	$4,352
PBF Energy, Inc. — Class A	197	4,269
Liberty Energy, Inc. — Class A	371	4,259
Sunrun, Inc.*	492	4,025
Seadrill Ltd.*	147	3,859
Peabody Energy Corp.	287	3,851
DNOW, Inc.*	253	3,752
Crescent Energy Co. — Class A	420	3,612
Sable Offshore Corp.*	160	3,517
Helmerich & Payne, Inc.	227	3,441
Sitio Royalties Corp. — Class A	183	3,364
Par Pacific Holdings, Inc.*	125	3,316
Plug Power, Inc.*,1	2,143	3,193
Alpha Metallurgical Resources, Inc.*	27	3,037
Delek US Holdings, Inc.	143	3,029
NextDecade Corp.*	314	2,798
Eos Energy Enterprises, Inc.*	520	2,662
Atlas Energy Solutions, Inc.[1]	182	2,433
Solaris Energy Infrastructure, Inc. — Class A	86	2,433
Talos Energy, Inc.*	282	2,391
Bristow Group, Inc.*	67	2,209
Array Technologies, Inc.*,1	356	2,100
Helix Energy Solutions Group, Inc.*	336	2,097
Expro Group Holdings N.V.*	242	2,079
CVR Energy, Inc.*	73	1,960
Kosmos Energy Ltd.*	1,113	1,914
Diversified Energy Company plc	129	1,892
Select Water Solutions, Inc. — Class A	219	1,892
SunCoke Energy, Inc.	199	1,709
REX American Resources Corp.*	35	1,705
Aris Water Solutions, Inc. — Class A	72	1,703
Shoals Technologies Group, Inc. — Class A*	394	1,675
NPK International, Inc.*	189	1,608
Excelerate Energy, Inc. — Class A	54	1,583
Vitesse Energy, Inc.	69	1,524
Innovex International, Inc.*	91	1,421
New Fortress Energy, Inc.*	395	1,312
Core Laboratories, Inc.	110	1,267
Fluence Energy, Inc.*	178	1,194
Hallador Energy Co.*	73	1,155
Vital Energy, Inc.*,1	70	1,126
ProPetro Holding Corp.*	188	1,122
Ramaco Resources, Inc. — Class A	83	1,091
TETRA Technologies, Inc.*	298	1,001
RPC, Inc.	210	993
ASP Isotopes, Inc.*	133	979
Borr Drilling Ltd.*	522	955
BKV Corp.*	39	941
Nabors Industries Ltd.*	33	925
SandRidge Energy, Inc.	85	920
Green Plains, Inc.*	151	911
VAALCO Energy, Inc.	243	877
National Energy Services Reunited Corp.*	142	855
Matrix Service Co.*	63	851
Riley Exploration Permian, Inc.	31	813
Granite Ridge Resources, Inc.	127	809
Flowco Holdings, Inc. — Class A	43	766
Oil States International, Inc.*	137	734
Gevo, Inc.*	541	714
Infinity Natural Resources, Inc. — Class A*	34	623
Natural Gas Services Group, Inc.*	24	620
Kolibri Global Energy, Inc.*	83	569
Summit Midstream Corp.*	23	564
Forum Energy Technologies, Inc.*	26	506
Berry Corp.	181	501
Flotek Industries, Inc.*	33	487
Ranger Energy Services, Inc. — Class A	40	478
HighPeak Energy, Inc.[1]	43	421
NACCO Industries, Inc. — Class A	9	399
W&T Offshore, Inc.	233	384
DMC Global, Inc.*	45	363
Montauk Renewables, Inc.*	158	351
Evolution Petroleum Corp.	73	343
Epsilon Energy Ltd.	45	332
T1 Energy, Inc.*	262	322
Complete Solaria, Inc.*	140	258
SEACOR Marine Holdings, Inc.*	48	245
FutureFuel Corp.	59	229
ProFrac Holding Corp. — Class A*,1	29	225
Empire Petroleum Corp.*	34	180
Mammoth Energy Services, Inc.*	57	160
Prairie Operating Co.*	51	153
PrimeEnergy Resources Corp.*	1	146
OPAL Fuels, Inc. — Class A*	50	121
NextNRG, Inc.*	41	114
Verde Clean Fuels, Inc.*	10	34
Ramaco Resources, Inc. — Class B	1	5
Total Energy		261,431
Basic Materials - 1.5%
Coeur Mining, Inc.*	1,502	13,308
Commercial Metals Co.	266	13,010
Balchem Corp.	77	12,258
Sensient Technologies Corp.	99	9,753
Cabot Corp.	127	9,525
Hecla Mining Co.	1,408	8,434
HB Fuller Co.	128	7,699
Avient Corp.	216	6,979
Uranium Energy Corp.*	999	6,793
Hawkins, Inc.	46	6,537
Centrus Energy Corp. — Class A*	35	6,411
SSR Mining, Inc.*	478	6,090
Innospec, Inc.	59	4,961
Perimeter Solutions, Inc.*	327	4,552
Constellium SE*	334	4,442

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 48.1% (continued)
Basic Materials - 1.5% (continued)
Minerals Technologies, Inc.	75	$4,130
Sylvamo Corp.	81	4,058
Chemours Co.	351	4,019
Ingevity Corp.*	86	3,706
Quaker Chemical Corp.	33	3,694
Kaiser Aluminum Corp.	38	3,036
Rogers Corp.*	44	3,013
Energy Fuels, Inc.*	488	2,806
Stepan Co.	51	2,784
Calumet, Inc.*	161	2,537
United States Lime & Minerals, Inc.	25	2,495
Novagold Resources, Inc.*	585	2,393
Century Aluminum Co.*	123	2,216
Ecovyst, Inc.*	253	2,082
MAC Copper Ltd. — Class A*	167	2,019
Radius Recycling, Inc. — Class A	65	1,930
Ivanhoe Electric Incorporated / US*	201	1,823
Compass Minerals International, Inc.*	81	1,627
AdvanSix, Inc.	62	1,473
Koppers Holdings, Inc.	45	1,447
Tronox Holdings plc — Class A	280	1,420
Orion S.A.	130	1,364
Oil-Dri Corporation of America	23	1,357
Perpetua Resources Corp.*	108	1,311
Encore Energy Corp.*	432	1,236
Ferroglobe plc	279	1,024
Magnera Corp.*	78	942
Intrepid Potash, Inc.*	25	893
Mativ Holdings, Inc.	127	866
Caledonia Mining Corporation plc	39	754
Dakota Gold Corp.*	202	745
Rayonier Advanced Materials, Inc.*	151	581
Codexis, Inc.*	192	468
US Antimony Corp.*	214	467
Contango ORE, Inc.*	20	390
Idaho Strategic Resources, Inc.*	29	379
US Gold Corp.*	26	317
Kronos Worldwide, Inc.	51	316
American Battery Technology Co.*	189	306
Vox Royalty Corp.	94	297
Piedmont Lithium, Inc.*	49	285
NioCorp Developments Ltd.*	120	280
Critical Metals Corp.*	76	272
Lifezone Metals Ltd.*	65	268
Friedman Industries, Inc.	16	265
Trinseo plc	80	250
American Vanguard Corp.	61	239
Valhi, Inc.	6	97
US Goldmining*	4	33
Total Basic Materials		191,462
Utilities - 1.5%
Oklo, Inc.*	240	13,438
TXNM Energy, Inc.	218	12,278
Ormat Technologies, Inc.	143	11,978
Brookfield Infrastructure Corp. — Class A	283	11,773
Southwest Gas Holdings, Inc.	152	11,307
New Jersey Resources Corp.	237	10,622
Portland General Electric Co.	259	10,523
ONE Gas, Inc.	141	10,132
Spire, Inc.	135	9,854
Black Hills Corp.	171	9,593
ALLETE, Inc.	137	8,778
MGE Energy, Inc.	87	7,694
Northwestern Energy Group, Inc.	145	7,438
Avista Corp.	189	7,172
American States Water Co.	91	6,976
Otter Tail Corp.	90	6,938
Chesapeake Utilities Corp.	54	6,492
California Water Service Group	140	6,367
Hawaiian Electric Industries, Inc.*	409	4,348
H2O America	75	3,898
Northwest Natural Holding Co.	95	3,774
Middlesex Water Co.	42	2,276
Unitil Corp.	38	1,982
Genie Energy Ltd. — Class B	50	1,344
Ameresco, Inc. — Class A*	75	1,139
York Water Co.	34	1,074
Consolidated Water Company Ltd.	35	1,051
RGC Resources, Inc.	19	425
Global Water Resources, Inc.	29	295
Total Utilities		190,959
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	68	2,740
Total Common Stocks
(Cost $5,056,378)		5,967,840

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Communications - 0.0%
Gen Digital, Inc.	20	163
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	881	–
Oncternal Therapeutics, Inc.*,†††	7	–
Sanofi SA	261	–
Novartis AG*,†††	429	–

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
RIGHTS† - 0.0% (continued)
Consumer, Non-cyclical - 0.0% (continued)
Tobira Therapeutics, Inc.†††	141	$–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $349)		163

EXCHANGE-TRADED FUNDS***,† - 22.1%
Vanguard Russell 2000 ETF	15,743	1,373,105
iShares Russell 2000 Index ETF[1]	6,356	1,371,561
Total Exchange-Traded Funds
(Cost $2,799,130)		2,744,666

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
4.23% due 09/18/25[2,3]	$50,000	49,537
3.94% due 07/08/25[3,4]	27,000	26,978
Total U.S. Treasury Bills
(Cost $76,514)		76,515

REPURCHASE AGREEMENTS††,5 - 28.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	1,927,792	1,927,792
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	831,841	831,841
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	803,246	803,246
Total Repurchase Agreements
(Cost $3,562,879)		3,562,879

	Shares
SECURITIES LENDING COLLATERAL†,6 - 9.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	1,172,021	1,172,021
Total Securities Lending Collateral
(Cost $1,172,021)		1,172,021
Total Investments - 108.9%
(Cost $12,667,271)		$13,524,084
Other Assets & Liabilities, net - (8.9)%		(1,110,649)
Total Net Assets - 100.0%		$12,413,435

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Sep 2025	$328,680	$10,955

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	449	$975,914	$17,430
Barclays Bank plc	Russell 2000 Index	Pay	5.14% (SOFR + 0.75%)	At Maturity	09/25/25	432	940,392	14,263
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	09/24/25	708	1,539,587	10,030
							$3,455,893	$41,723

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,967,840		$—	$—	*	$5,967,840
Warrants	—	*	—	—		—
Rights	163		—	—	*	163
Exchange-Traded Funds	2,744,666		—	—		2,744,666
U.S. Treasury Bills	—		76,515	—		76,515
Repurchase Agreements	—		3,562,879	—		3,562,879
Securities Lending Collateral	1,172,021		—	—		1,172,021
Equity Futures Contracts**	10,955		—	—		10,955
Equity Index Swap Agreements**	—		41,723	—		41,723
Total Assets	$9,895,645		$3,681,117	$—		$13,576,762

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 56.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$447,662
Guggenheim Strategy Fund II1	17,889	445,088
Total Mutual Funds
(Cost $868,958)		892,750

	Face Amount
U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
4.20% due 09/18/25[2,3]	$50,000	49,537
3.94% due 07/08/25[3,4]	8,000	7,994
Total U.S. Treasury Bills
(Cost $57,533)		57,531

REPURCHASE AGREEMENTS††,5 - 39.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	339,086	339,086
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	146,315	146,315
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	141,286	141,286
Total Repurchase Agreements
(Cost $626,687)		626,687
Total Investments - 100.1%
(Cost $1,553,178)		$1,576,968
Other Assets & Liabilities, net - (0.1)%		(1,939)
Total Net Assets - 100.0%		$1,575,029

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Sep 2025	$109,560	$(3,657)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	09/25/25	86	$187,858	$(3,356)
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	09/24/25	314	682,681	(4,340)
Barclays Bank plc	Russell 2000 Index	Receive	4.74% (SOFR + 0.35%)	At Maturity	09/25/25	274	595,670	(10,641)
							$1,466,209	$(18,337)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$892,750	$—	$—	$892,750
U.S. Treasury Bills	—	57,531	—	57,531
Repurchase Agreements	—	626,687	—	626,687
Total Assets	$892,750	$684,218	$—	$1,576,968

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,657	$—	$—	$3,657
Equity Index Swap Agreements**	—	18,337	—	18,337
Total Liabilities	$3,657	$18,337	$—	$21,994

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$444,730	$–	$–	$–	$358	$445,088	17,889	$5,980
Guggenheim Ultra Short Duration Fund — Institutional Class	446,771	–	–	–	891	447,662	44,544	4,766
	$891,501	$–	$–	$–	$1,249	$892,750		$10,746

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 83.6%
Technology - 26.7%
NVIDIA Corp.	97,369	$15,383,334
Microsoft Corp.	29,675	14,760,642
Apple, Inc.	59,632	12,234,697
Broadcom, Inc.	18,773	5,174,777
Oracle Corp.	6,494	1,419,783
Palantir Technologies, Inc. — Class A*	8,493	1,157,766
International Business Machines Corp.	3,711	1,093,929
Salesforce, Inc.	3,831	1,044,675
Advanced Micro Devices, Inc.*	6,474	918,661
Intuit, Inc.	1,116	878,995
ServiceNow, Inc.*	826	849,194
Texas Instruments, Inc.	3,627	753,038
Accenture plc — Class A	2,499	746,926
QUALCOMM, Inc.	4,381	697,718
Adobe, Inc.*	1,702	658,470
Applied Materials, Inc.	3,244	593,879
Micron Technology, Inc.	4,462	549,942
Crowdstrike Holdings, Inc. — Class A*	994	506,254
Lam Research Corp.	5,107	497,115
KLA Corp.	528	472,951
Analog Devices, Inc.	1,980	471,280
Intel Corp.*	17,416	390,118
Fiserv, Inc.*	2,214	381,716
Cadence Design Systems, Inc.*	1,090	335,883
Synopsys, Inc.*	617	316,324
Fortinet, Inc.*	2,536	268,106
Autodesk, Inc.*	854	264,373
Roper Technologies, Inc.	429	243,174
NXP Semiconductor N.V.	1,009	220,456
Workday, Inc. — Class A*	865	207,600
Paychex, Inc.	1,280	186,189
MSCI, Inc. — Class A	309	178,213
Fair Isaac Corp.*	97	177,312
Fidelity National Information Services, Inc.	2,098	170,798
Take-Two Interactive Software, Inc.*	676	164,167
Cognizant Technology Solutions Corp. — Class A	1,968	153,563
Microchip Technology, Inc.	2,147	151,084
Dell Technologies, Inc. — Class C	1,196	146,630
Electronic Arts, Inc.	911	145,487
Monolithic Power Systems, Inc.	191	139,694
Gartner, Inc.*	307	124,096
ANSYS, Inc.*	351	123,278
Seagate Technology Holdings plc	847	122,247
Broadridge Financial Solutions, Inc.	469	113,981
Hewlett Packard Enterprise Co.	5,245	107,260
Tyler Technologies, Inc.*	172	101,968
Super Micro Computer, Inc.*	2,049	100,421
HP, Inc.	3,764	92,067
Western Digital Corp.	1,393	89,138
ON Semiconductor Corp.*	1,668	87,420
NetApp, Inc.	812	86,519
PTC, Inc.*	479	82,551
Leidos Holdings, Inc.	514	81,089
Zebra Technologies Corp. — Class A*	203	62,597
Teradyne, Inc.	640	57,549
Jack Henry & Associates, Inc.	291	52,429
Akamai Technologies, Inc.*	584	46,580
Paycom Software, Inc.	195	45,123
Skyworks Solutions, Inc.	599	44,637
EPAM Systems, Inc.*	226	39,961
Dayforce, Inc.*	638	35,339
Total Technology		66,801,163
Communications - 13.5%
Amazon.com, Inc.*	37,724	8,276,268
Meta Platforms, Inc. — Class A	8,669	6,398,502
Alphabet, Inc. — Class A	23,237	4,095,057
Alphabet, Inc. — Class C	18,744	3,324,998
Netflix, Inc.*	1,699	2,275,182
Cisco Systems, Inc.	15,884	1,102,032
Walt Disney Co.	7,178	890,144
AT&T, Inc.	28,729	831,417
Uber Technologies, Inc.*	8,349	778,962
Booking Holdings, Inc.	130	752,601
Verizon Communications, Inc.	16,833	728,364
Palo Alto Networks, Inc.*	2,644	541,068
Comcast Corp. — Class A	14,870	530,710
T-Mobile US, Inc.	1,904	453,647
Arista Networks, Inc.*	4,112	420,699
DoorDash, Inc. — Class A*	1,369	337,472
Motorola Solutions, Inc.	666	280,026
Airbnb, Inc. — Class A*	1,723	228,022
Corning, Inc.	3,078	161,872
Charter Communications, Inc. — Class A*,1	381	155,757
eBay, Inc.	1,841	137,081
Warner Bros Discovery, Inc.*	8,989	103,014
GoDaddy, Inc. — Class A*	569	102,454
CDW Corp.	526	93,938
VeriSign, Inc.	322	92,994
Expedia Group, Inc.	485	81,810
FactSet Research Systems, Inc.	151	67,539
F5, Inc.*	229	67,399
Gen Digital, Inc.	2,179	64,063
Omnicom Group, Inc.	779	56,041
Juniper Networks, Inc.	1,322	52,788
Fox Corp. — Class A	854	47,858
News Corp. — Class A	1,506	44,758
Interpublic Group of Companies, Inc.	1,476	36,133
Paramount Global — Class B	2,403	30,999
Match Group, Inc.	979	30,241
Fox Corp. — Class B	527	27,209
News Corp. — Class B	445	15,268
Total Communications		33,714,387
Financial - 12.5%
Berkshire Hathaway, Inc. — Class B*	7,321	3,556,322
JPMorgan Chase & Co.	11,096	3,216,841
Visa, Inc. — Class A	6,831	2,425,346
Mastercard, Inc. — Class A	3,239	1,820,124
Bank of America Corp.	26,163	1,238,033
Wells Fargo & Co.	12,993	1,040,999

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 83.6% (continued)
Financial - 12.5% (continued)
Goldman Sachs Group, Inc.	1,225	$866,994
American Express Co.	2,210	704,946
Morgan Stanley	4,932	694,722
Citigroup, Inc.	7,457	634,740
Progressive Corp.	2,341	624,719
Charles Schwab Corp.	6,819	622,166
Blackrock, Inc.	581	609,614
Capital One Financial Corp.	2,554	543,389
Blackstone, Inc. — Class A	2,913	435,727
Chubb Ltd.	1,488	431,103
Marsh & McLennan Companies, Inc.	1,967	430,065
Intercontinental Exchange, Inc.	2,290	420,146
American Tower Corp. — Class A REIT	1,869	413,086
CME Group, Inc. — Class A	1,439	396,617
Prologis, Inc. REIT	3,705	389,470
Welltower, Inc. REIT	2,480	381,250
KKR & Company, Inc. — Class A	2,703	359,580
Arthur J Gallagher & Co.	1,023	327,483
Equinix, Inc. REIT	391	311,029
Aon plc — Class A	862	307,527
Coinbase Global, Inc. — Class A*	844	295,814
PNC Financial Services Group, Inc.	1,579	294,357
U.S. Bancorp	6,221	281,500
Bank of New York Mellon Corp.	2,856	260,210
Apollo Global Management, Inc.	1,803	255,792
Travelers Companies, Inc.	905	242,124
Truist Financial Corp.	5,228	224,752
Digital Realty Trust, Inc. REIT	1,264	220,353
Allstate Corp.	1,057	212,785
Realty Income Corp. REIT	3,606	207,742
Aflac, Inc.	1,943	204,909
Ameriprise Financial, Inc.	380	202,817
American International Group, Inc.	2,301	196,943
Simon Property Group, Inc. REIT	1,225	196,931
Public Storage REIT	630	184,855
MetLife, Inc.	2,251	181,025
Crown Castle, Inc. REIT	1,739	178,647
CBRE Group, Inc. — Class A*	1,172	164,221
Prudential Financial, Inc.	1,412	151,705
Nasdaq, Inc.	1,650	147,543
Hartford Insurance Group, Inc.	1,134	143,871
VICI Properties, Inc. REIT	4,219	137,539
Arch Capital Group Ltd.	1,490	135,664
CoStar Group, Inc.*	1,684	135,393
Extra Space Storage, Inc. REIT	847	124,882
M&T Bank Corp.	641	124,348
Brown & Brown, Inc.	1,119	124,063
Willis Towers Watson plc	396	121,374
State Street Corp.	1,139	121,121
Iron Mountain, Inc. REIT	1,178	120,827
AvalonBay Communities, Inc. REIT	568	115,588
Ventas, Inc. REIT	1,802	113,796
Raymond James Financial, Inc.	725	111,193
Fifth Third Bancorp	2,665	109,612
Synchrony Financial	1,520	101,445
SBA Communications Corp. REIT	429	100,746
Northern Trust Corp.	777	98,516
Huntington Bancshares, Inc.	5,817	97,493
Cboe Global Markets, Inc.	418	97,482
Cincinnati Financial Corp.	624	92,926
Equity Residential REIT	1,365	92,124
W R Berkley Corp.	1,197	87,944
T. Rowe Price Group, Inc.	880	84,920
Regions Financial Corp.	3,589	84,413
Citizens Financial Group, Inc.	1,731	77,462
Invitation Homes, Inc. REIT	2,276	74,653
Weyerhaeuser Co. REIT	2,896	74,398
Essex Property Trust, Inc. REIT	257	72,834
Mid-America Apartment Communities, Inc. REIT	467	69,121
KeyCorp	3,938	68,600
Principal Financial Group, Inc.	823	65,371
Loews Corp.	695	63,704
Everest Group Ltd.	170	57,774
Kimco Realty Corp. REIT	2,701	56,775
UDR, Inc. REIT	1,204	49,159
Healthpeak Properties, Inc. REIT	2,774	48,573
Camden Property Trust REIT	427	48,119
Regency Centers Corp. REIT	652	46,442
Alexandria Real Estate Equities, Inc. REIT	615	44,667
Host Hotels & Resorts, Inc. REIT	2,769	42,532
Globe Life, Inc.	330	41,016
Assurant, Inc.	202	39,893
BXP, Inc. REIT[1]	582	39,268
Erie Indemnity Co. — Class A	100	34,679
Franklin Resources, Inc.	1,238	29,526
Federal Realty Investment Trust REIT	310	29,447
Invesco Ltd.	1,787	28,181
Total Financial		31,386,537
Consumer, Non-cyclical - 12.1%
Eli Lilly & Co.	3,141	2,448,504
Procter & Gamble Co.	9,361	1,491,395
Johnson & Johnson	9,607	1,467,469
AbbVie, Inc.	7,053	1,309,178
Philip Morris International, Inc.	6,215	1,131,938
UnitedHealth Group, Inc.	3,622	1,129,955
Coca-Cola Co.	15,466	1,094,219
Abbott Laboratories	6,947	944,861
Merck & Company, Inc.	10,026	793,658
Intuitive Surgical, Inc.*	1,431	777,620
PepsiCo, Inc.	5,474	722,787
S&P Global, Inc.	1,253	660,694
Boston Scientific Corp.*	5,907	634,471
Thermo Fisher Scientific, Inc.	1,507	611,028
Amgen, Inc.	2,146	599,185
Gilead Sciences, Inc.	4,967	550,691
Pfizer, Inc.	22,700	550,248
Stryker Corp.	1,373	543,200
Danaher Corp.	2,543	502,344
Automatic Data Processing, Inc.	1,621	499,916
Vertex Pharmaceuticals, Inc.*	1,025	456,330
Medtronic plc	5,121	446,398
Altria Group, Inc.	6,725	394,287

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 83.6% (continued)
Consumer, Non-cyclical - 12.1% (continued)
Bristol-Myers Squibb Co.	8,125	$376,106
McKesson Corp.	499	365,657
Cigna Group	1,067	352,729
Elevance Health, Inc.	902	350,842
Mondelez International, Inc. — Class A	5,170	348,665
CVS Health Corp.	5,051	348,418
Moody’s Corp.	618	309,983
Cintas Corp.	1,370	305,332
Colgate-Palmolive Co.	3,236	294,152
PayPal Holdings, Inc.*	3,883	288,585
Zoetis, Inc.	1,778	277,279
HCA Healthcare, Inc.	692	265,105
Quanta Services, Inc.	592	223,823
Regeneron Pharmaceuticals, Inc.	415	217,875
Cencora, Inc. — Class A	689	206,597
Corteva, Inc.	2,724	203,020
Becton Dickinson & Co.	1,144	197,054
United Rentals, Inc.	259	195,131
Edwards Lifesciences Corp.*	2,342	183,168
Keurig Dr Pepper, Inc.	5,423	179,284
Monster Beverage Corp.*	2,804	175,643
Kroger Co.	2,446	175,452
Verisk Analytics, Inc. — Class A	559	174,128
IDEXX Laboratories, Inc.*	321	172,165
Kimberly-Clark Corp.	1,325	170,819
Kenvue, Inc.	7,665	160,428
Cardinal Health, Inc.	953	160,104
ResMed, Inc.	585	150,930
Sysco Corp.	1,935	146,557
Dexcom, Inc.*	1,566	136,696
GE HealthCare Technologies, Inc.	1,828	135,400
Agilent Technologies, Inc.	1,138	134,295
Equifax, Inc.	496	128,648
Humana, Inc.	482	117,840
General Mills, Inc.	2,186	113,257
Centene Corp.*	1,987	107,854
IQVIA Holdings, Inc.*	656	103,379
Archer-Daniels-Midland Co.	1,918	101,232
Constellation Brands, Inc. — Class A	611	99,397
Hershey Co.	591	98,076
Church & Dwight Company, Inc.	983	94,476
STERIS plc	392	94,166
Corpay, Inc.*	281	93,241
Kraft Heinz Co.	3,450	89,079
Insulet Corp.*	281	88,285
Labcorp Holdings, Inc.	334	87,678
Kellanova	1,073	85,336
Waters Corp.*	238	83,071
Quest Diagnostics, Inc.	446	80,115
Global Payments, Inc.	974	77,959
McCormick & Company, Inc.	1,009	76,502
Estee Lauder Companies, Inc. — Class A	935	75,548
Biogen, Inc.*	585	73,470
Zimmer Biomet Holdings, Inc.	790	72,056
Molina Healthcare, Inc.*	216	64,347
Tyson Foods, Inc. — Class A	1,143	63,939
Rollins, Inc.	1,122	63,303
West Pharmaceutical Services, Inc.	287	62,796
Baxter International, Inc.	2,049	62,044
Clorox Co.	492	59,074
Hologic, Inc.*	890	57,992
Cooper Companies, Inc.*	798	56,786
Avery Dennison Corp.	312	54,747
Align Technology, Inc.*	272	51,498
Revvity, Inc.	471	45,555
Incyte Corp.*	641	43,652
Bunge Global S.A.	537	43,110
Solventum Corp.*	553	41,939
Viatris, Inc.	4,686	41,846
J M Smucker Co.	425	41,735
Universal Health Services, Inc. — Class B	228	41,302
Conagra Brands, Inc.	1,906	39,016
Moderna, Inc.*	1,359	37,495
Henry Schein, Inc.*	486	35,503
Hormel Foods Corp.	1,164	35,211
MarketAxess Holdings, Inc.	150	33,501
Molson Coors Beverage Co. — Class B	684	32,894
Bio-Techne Corp.	626	32,208
Charles River Laboratories International, Inc.*	196	29,739
Lamb Weston Holdings, Inc.	563	29,191
The Campbell’s Co.	786	24,091
DaVita, Inc.*	166	23,647
Brown-Forman Corp. — Class B	727	19,564
Total Consumer, Non-cyclical		30,450,188
Consumer, Cyclical - 6.8%
Tesla, Inc.*	11,188	3,553,980
Costco Wholesale Corp.	1,771	1,753,184
Walmart, Inc.	17,250	1,686,705
Home Depot, Inc.	3,968	1,454,827
McDonald’s Corp.	2,855	834,145
TJX Companies, Inc.	4,458	550,518
Lowe’s Companies, Inc.	2,235	495,879
Starbucks Corp.	4,537	415,725
NIKE, Inc. — Class B	4,704	334,172
Royal Caribbean Cruises Ltd.	997	312,201
O’Reilly Automotive, Inc.*	3,413	307,614
Chipotle Mexican Grill, Inc. — Class A*	5,380	302,087
Hilton Worldwide Holdings, Inc.	949	252,757
AutoZone, Inc.*	67	248,719
Marriott International, Inc. — Class A	908	248,075
PACCAR, Inc.	2,096	199,246
Fastenal Co.	4,581	192,402
General Motors Co.	3,839	188,917
WW Grainger, Inc.	175	182,042
Cummins, Inc.	550	180,125
Target Corp.	1,814	178,951
Copart, Inc.*	3,510	172,236
Ford Motor Co.	15,594	169,195
Ross Stores, Inc.	1,313	167,512
Yum! Brands, Inc.	1,110	164,480
DR Horton, Inc.	1,104	142,328

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 83.6% (continued)
Consumer, Cyclical - 6.8% (continued)
Delta Air Lines, Inc.	2,607	$128,212
Carnival Corp.*	4,192	117,879
Tractor Supply Co.	2,117	111,714
Lululemon Athletica, Inc.*	441	104,773
United Airlines Holdings, Inc.*	1,304	103,838
Lennar Corp. — Class A	927	102,535
Darden Restaurants, Inc.	467	101,792
Dollar General Corp.	878	100,426
Live Nation Entertainment, Inc.*	629	95,155
PulteGroup, Inc.	800	84,368
Ulta Beauty, Inc.*	180	84,208
NVR, Inc.*	11	81,242
Williams-Sonoma, Inc.	491	80,215
Dollar Tree, Inc.*	789	78,143
Southwest Airlines Co.	2,275	73,801
Tapestry, Inc.	829	72,795
Genuine Parts Co.	554	67,206
Deckers Outdoor Corp.*	606	62,460
Domino’s Pizza, Inc.	137	61,732
Aptiv plc*	869	59,283
Las Vegas Sands Corp.	1,354	58,912
Best Buy Company, Inc.	769	51,623
TKO Group Holdings, Inc.	268	48,763
Pool Corp.	150	43,722
Ralph Lauren Corp. — Class A	159	43,611
CarMax, Inc.*	608	40,864
Hasbro, Inc.	526	38,829
LKQ Corp.	1,031	38,157
Norwegian Cruise Line Holdings Ltd.*	1,784	36,179
Walgreens Boots Alliance, Inc.*	2,866	32,902
Wynn Resorts Ltd.	351	32,878
MGM Resorts International*	826	28,406
Caesars Entertainment, Inc.*	830	23,564
Total Consumer, Cyclical		16,978,209
Industrial - 6.3%
General Electric Co.	4,258	1,095,967
RTX Corp.	5,334	778,871
Caterpillar, Inc.	1,878	729,058
Boeing Co.*	3,010	630,685
Honeywell International, Inc.	2,566	597,570
GE Vernova, Inc.	1,090	576,774
Eaton Corporation plc	1,562	557,618
Union Pacific Corp.	2,385	548,741
Deere & Co.	1,008	512,558
Amphenol Corp. — Class A	4,829	476,864
Trane Technologies plc	890	389,295
Lockheed Martin Corp.	833	385,796
Parker-Hannifin Corp.	510	356,220
TransDigm Group, Inc.	224	340,623
Waste Management, Inc.	1,462	334,535
3M Co.	2,149	327,164
Howmet Aerospace, Inc.	1,611	299,855
Emerson Electric Co.	2,245	299,326
United Parcel Service, Inc. — Class B	2,929	295,653
General Dynamics Corp.	1,006	293,410
Johnson Controls International plc	2,627	277,464
Northrop Grumman Corp.	539	269,489
Illinois Tool Works, Inc.	1,065	263,321
CSX Corp.	7,500	244,725
Axon Enterprise, Inc.*	295	244,242
Carrier Global Corp.	3,183	232,964
Norfolk Southern Corp.	900	230,373
FedEx Corp.	880	200,033
Republic Services, Inc. — Class A	811	200,001
TE Connectivity plc	1,184	199,705
L3Harris Technologies, Inc.	746	187,127
AMETEK, Inc.	922	166,845
Otis Worldwide Corp.	1,576	156,056
Rockwell Automation, Inc.	450	149,476
Westinghouse Air Brake Technologies Corp.	683	142,986
Vulcan Materials Co.	527	137,452
Ingersoll Rand, Inc.	1,611	134,003
Martin Marietta Materials, Inc.	241	132,299
Garmin Ltd.	615	128,363
Xylem, Inc.	972	125,738
Old Dominion Freight Line, Inc.	742	120,426
Keysight Technologies, Inc.*	690	113,063
Dover Corp.	547	100,227
Veralto Corp.	990	99,940
Mettler-Toledo International, Inc.*	83	97,502
Teledyne Technologies, Inc.*	187	95,802
Jabil, Inc.	429	93,565
Hubbell, Inc.	213	86,991
Smurfit WestRock plc	1,980	85,437
Amcor plc	9,149	84,079
Lennox International, Inc.	127	72,802
Trimble, Inc.*	953	72,409
Fortive Corp.	1,357	70,740
Pentair plc	657	67,448
Packaging Corporation of America	357	67,277
Snap-on, Inc.	209	65,037
Jacobs Solutions, Inc.	480	63,096
Expeditors International of Washington, Inc.	547	62,495
Ball Corp.	1,108	62,148
Textron, Inc.	721	57,889
Masco Corp.	842	54,191
IDEX Corp.	302	53,022
Builders FirstSource, Inc.*	441	51,460
Allegion plc	344	49,577
Nordson Corp.	216	46,304
CH Robinson Worldwide, Inc.	474	45,480
J.B. Hunt Transport Services, Inc.	313	44,947
Stanley Black & Decker, Inc.	618	41,869
Huntington Ingalls Industries, Inc.	157	37,909
Generac Holdings, Inc.*	236	33,798
A O Smith Corp.	464	30,424
Ralliant Corp.*	452	21,934
Mohawk Industries, Inc.*	207	21,702
Total Industrial		15,820,235
Energy - 2.5%
Exxon Mobil Corp.	17,208	1,855,022
Chevron Corp.	6,485	928,587

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 83.6% (continued)
Energy - 2.5% (continued)
ConocoPhillips	5,040	$452,290
Williams Companies, Inc.	4,875	306,199
EOG Resources, Inc.	2,179	260,630
Kinder Morgan, Inc.	7,718	226,909
Marathon Petroleum Corp.	1,227	203,817
ONEOK, Inc.	2,494	203,585
Phillips 66	1,627	194,101
Schlumberger N.V.	5,431	183,568
Valero Energy Corp.	1,250	168,025
Hess Corp.	1,107	153,364
Baker Hughes Co.	3,956	151,673
Targa Resources Corp.	866	150,754
Equities Corp.	2,390	139,385
Occidental Petroleum Corp.	2,829	118,846
Diamondback Energy, Inc.	747	102,638
Expand Energy Corp.	865	101,153
Devon Energy Corp.	2,563	81,529
Texas Pacific Land Corp.	75	79,229
Coterra Energy, Inc. — Class A	3,047	77,333
First Solar, Inc.*	428	70,851
Halliburton Co.	3,433	69,964
APA Corp.	1,441	26,356
Enphase Energy, Inc.*	524	20,777
Total Energy		6,326,585
Utilities - 2.0%
NextEra Energy, Inc.	8,219	570,563
Constellation Energy Corp.	1,251	403,773
Southern Co.	4,388	402,950
Duke Energy Corp.	3,103	366,154
Vistra Corp.	1,355	262,613
American Electric Power Company, Inc.	2,133	221,320
Sempra	2,604	197,305
Dominion Energy, Inc.	3,405	192,451
Exelon Corp.	4,031	175,026
Public Service Enterprise Group, Inc.	1,992	167,687
Xcel Energy, Inc.	2,303	156,834
Entergy Corp.	1,781	148,037
Consolidated Edison, Inc.	1,439	144,404
WEC Energy Group, Inc.	1,274	132,751
NRG Energy, Inc.	781	125,413
PG&E Corp.	8,775	122,323
DTE Energy Co.	829	109,809
American Water Works Company, Inc.	779	108,367
Ameren Corp.	1,079	103,627
PPL Corp.	2,952	100,043
Atmos Energy Corp.	634	97,706
CenterPoint Energy, Inc.	2,606	95,744
Eversource Energy	1,467	93,330
CMS Energy Corp.	1,194	82,720
FirstEnergy Corp.	2,051	82,573
Edison International	1,536	79,258
NiSource, Inc.	1,879	75,799
Evergy, Inc.	919	63,347
Alliant Energy Corp.	1,026	62,042
Pinnacle West Capital Corp.	477	42,677
AES Corp.	2,842	29,898
Total Utilities		5,016,544
Basic Materials - 1.2%
Linde plc	1,879	881,589
Sherwin-Williams Co.	921	316,235
Ecolab, Inc.	1,007	271,326
Newmont Corp.	4,444	258,907
Air Products and Chemicals, Inc.	889	250,751
Freeport-McMoRan, Inc.	5,734	248,569
Nucor Corp.	921	119,306
DuPont de Nemours, Inc.	1,671	114,614
PPG Industries, Inc.	906	103,057
International Paper Co.	2,108	98,718
International Flavors & Fragrances, Inc.	1,021	75,095
Dow, Inc.	2,822	74,727
Steel Dynamics, Inc.	551	70,534
CF Industries Holdings, Inc.	647	59,524
LyondellBasell Industries N.V. — Class A	1,027	59,422
Mosaic Co.	1,267	46,220
Eastman Chemical Co.	461	34,418
Albemarle Corp.	470	29,455
Total Basic Materials		3,112,467
Total Common Stocks
(Cost $165,857,503)		209,606,315

MUTUAL FUNDS† - 7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	733,906	7,375,758
Guggenheim Strategy Fund II2	225,195	5,602,848
Guggenheim Strategy Fund III[2]	184,563	4,608,529
Total Mutual Funds
(Cost $17,418,465)		17,587,135

	Face Amount
U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
4.20% due 09/04/25[3,4]	$10,000,000	9,923,106
3.94% due 07/08/25[4,5]	2,781,000	2,778,759
4.23% due 09/18/25[3,4]	2,550,000	2,526,394
4.20% due 09/18/25[3,4]	50,000	49,537
Total U.S. Treasury Bills
(Cost $15,278,024)		15,277,796

REPURCHASE AGREEMENTS††,6 - 3.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	4,060,154	4,060,154
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	1,751,954	1,751,954
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	1,691,731	1,691,731
Total Repurchase Agreements
(Cost $7,503,839)		7,503,839

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	147,085	$147,085
Total Securities Lending Collateral
(Cost $147,085)		147,085
Total Investments - 99.8%
(Cost $206,204,916)		$250,122,170
Other Assets & Liabilities, net - 0.2%		399,445
Total Net Assets - 100.0%		$250,521,615

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	145	Sep 2025	$45,323,375	$1,491,067

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	10,962	$68,018,071	$1,227,045
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	09/25/25	4,549	28,228,149	504,599
Barclays Bank plc	S&P 500 Index	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	4,057	25,175,607	457,628
							$121,421,827	$2,189,272

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$209,606,315	$—	$—	$209,606,315
Mutual Funds	17,587,135	—	—	17,587,135
U.S. Treasury Bills	—	15,277,796	—	15,277,796
Repurchase Agreements	—	7,503,839	—	7,503,839
Securities Lending Collateral	147,085	—	—	147,085
Equity Futures Contracts**	1,491,067	—	—	1,491,067
Equity Index Swap Agreements**	—	2,189,272	—	2,189,272
Total Assets	$228,831,602	$24,970,907	$—	$253,802,509

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,598,344	$–	$–	$–	$4,504	$5,602,848	225,195	$75,270
Guggenheim Strategy Fund III	4,601,147	–	–	–	7,382	4,608,529	184,563	62,620
Guggenheim Ultra Short Duration Fund — Institutional Class	7,361,079	–	–	–	14,679	7,375,758	733,906	78,529
	$17,560,570	$–	$–	$–	$26,565	$17,587,135		$216,419

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 92.9%
Technology - 29.6%
NVIDIA Corp.	69,509	$10,981,736
Microsoft Corp.	21,184	10,537,133
Apple, Inc.	42,570	8,734,087
Broadcom, Inc.	13,401	3,693,986
Oracle Corp.	4,636	1,013,569
Palantir Technologies, Inc. — Class A*	6,063	826,508
International Business Machines Corp.	2,649	780,872
Salesforce, Inc.	2,735	745,807
Advanced Micro Devices, Inc.*	4,621	655,720
Intuit, Inc.	797	627,741
ServiceNow, Inc.*	591	607,595
Texas Instruments, Inc.	2,589	537,528
Accenture plc — Class A	1,784	533,220
QUALCOMM, Inc.	3,127	498,006
Adobe, Inc.*	1,215	470,059
Applied Materials, Inc.	2,316	423,990
Micron Technology, Inc.	3,185	392,551
Crowdstrike Holdings, Inc. — Class A*	711	362,119
Lam Research Corp.	3,646	354,902
KLA Corp.	377	337,694
Analog Devices, Inc.	1,414	336,560
Intel Corp.*	12,433	278,499
Fiserv, Inc.*	1,580	272,408
Cadence Design Systems, Inc.*	778	239,741
Synopsys, Inc.*	441	226,092
Fortinet, Inc.*	1,811	191,459
Autodesk, Inc.*	610	188,838
Roper Technologies, Inc.	307	174,020
NXP Semiconductor N.V.	720	157,313
Workday, Inc. — Class A*	617	148,080
Paychex, Inc.	914	132,950
MSCI, Inc. — Class A	221	127,460
Fair Isaac Corp.*	69	126,129
Fidelity National Information Services, Inc.	1,497	121,871
Take-Two Interactive Software, Inc.*	483	117,297
Cognizant Technology Solutions Corp. — Class A	1,405	109,632
Microchip Technology, Inc.	1,533	107,877
Dell Technologies, Inc. — Class C	854	104,700
Electronic Arts, Inc.	650	103,805
Monolithic Power Systems, Inc.	137	100,199
Gartner, Inc.*	219	88,524
ANSYS, Inc.*	251	88,156
Seagate Technology Holdings plc	606	87,464
Broadridge Financial Solutions, Inc.	335	81,415
Hewlett Packard Enterprise Co.	3,744	76,565
Tyler Technologies, Inc.*	123	72,919
Super Micro Computer, Inc.*	1,463	71,702
HP, Inc.	2,687	65,724
Western Digital Corp.	994	63,606
ON Semiconductor Corp.*	1,191	62,421
NetApp, Inc.	580	61,799
PTC, Inc.*	342	58,940
Leidos Holdings, Inc.	368	58,056
Zebra Technologies Corp. — Class A*	145	44,712
Teradyne, Inc.	458	41,184
Jack Henry & Associates, Inc.	208	37,475
Akamai Technologies, Inc.*	417	33,260
Paycom Software, Inc.	139	32,165
Skyworks Solutions, Inc.	429	31,969
EPAM Systems, Inc.*	162	28,645
Dayforce, Inc.*	456	25,258
Total Technology		47,691,712
Communications - 15.0%
Amazon.com, Inc.*	26,930	5,908,173
Meta Platforms, Inc. — Class A	6,188	4,567,301
Alphabet, Inc. — Class A	16,588	2,923,303
Alphabet, Inc. — Class C	13,381	2,373,656
Netflix, Inc.*	1,213	1,624,365
Cisco Systems, Inc.	11,339	786,700
Walt Disney Co.	5,124	635,427
AT&T, Inc.	20,509	593,531
Uber Technologies, Inc.*	5,960	556,068
Booking Holdings, Inc.	93	538,399
Verizon Communications, Inc.	12,016	519,932
Palo Alto Networks, Inc.*	1,887	386,156
Comcast Corp. — Class A	10,615	378,849
T-Mobile US, Inc.	1,359	323,795
Arista Networks, Inc.*	2,936	300,382
DoorDash, Inc. — Class A*	977	240,840
Motorola Solutions, Inc.	476	200,139
Airbnb, Inc. — Class A*	1,231	162,911
Corning, Inc.	2,197	115,540
Charter Communications, Inc. — Class A*,1	272	111,196
eBay, Inc.	1,314	97,840
Warner Bros Discovery, Inc.*	6,417	73,539
GoDaddy, Inc. — Class A*	406	73,104
CDW Corp.	375	66,971
VeriSign, Inc.	231	66,713
Expedia Group, Inc.	347	58,532
FactSet Research Systems, Inc.	108	48,306
F5, Inc.*	164	48,269
Gen Digital, Inc.	1,556	45,746
Omnicom Group, Inc.	556	39,999
Juniper Networks, Inc.	944	37,694
Fox Corp. — Class A	610	34,184
News Corp. — Class A	1,075	31,949
Interpublic Group of Companies, Inc.	1,054	25,802
Paramount Global — Class B	1,715	22,124
Match Group, Inc.	699	21,592
Fox Corp. — Class B	376	19,413
News Corp. — Class B	318	10,911
Total Communications		24,069,351
Financial - 13.9%
Berkshire Hathaway, Inc. — Class B*	5,227	2,539,120
JPMorgan Chase & Co.	7,921	2,296,377
Visa, Inc. — Class A	4,877	1,731,579
Mastercard, Inc. — Class A	2,312	1,299,205
Bank of America Corp.	18,677	883,796
Wells Fargo & Co.	9,275	743,113

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Financial - 13.9% (continued)
Goldman Sachs Group, Inc.	875	$619,281
American Express Co.	1,578	503,350
Morgan Stanley	3,521	495,968
Citigroup, Inc.	5,323	453,094
Progressive Corp.	1,671	445,923
Charles Schwab Corp.	4,868	444,156
Blackrock, Inc.	416	436,488
Capital One Financial Corp.	1,823	387,861
Blackstone, Inc. — Class A	2,080	311,126
Chubb Ltd.	1,062	307,683
Marsh & McLennan Companies, Inc.	1,404	306,971
Intercontinental Exchange, Inc.	1,635	299,973
American Tower Corp. — Class A REIT	1,334	294,841
CME Group, Inc. — Class A	1,027	283,062
Prologis, Inc. REIT	2,645	278,042
Welltower, Inc. REIT	1,772	272,410
KKR & Company, Inc. — Class A	1,929	256,615
Arthur J Gallagher & Co.	730	233,688
Equinix, Inc. REIT	279	221,936
Aon plc — Class A	615	219,407
Coinbase Global, Inc. — Class A*	604	211,696
PNC Financial Services Group, Inc.	1,127	210,095
U.S. Bancorp	4,441	200,955
Bank of New York Mellon Corp.	2,040	185,864
Apollo Global Management, Inc.	1,287	182,587
Travelers Companies, Inc.	646	172,831
Truist Financial Corp.	3,732	160,439
Digital Realty Trust, Inc. REIT	902	157,246
Allstate Corp.	755	151,989
Realty Income Corp. REIT	2,574	148,288
Aflac, Inc.	1,387	146,273
Ameriprise Financial, Inc.	272	145,175
Simon Property Group, Inc. REIT	875	140,665
American International Group, Inc.	1,643	140,624
Public Storage REIT	450	132,039
MetLife, Inc.	1,607	129,235
Crown Castle, Inc. REIT	1,241	127,488
CBRE Group, Inc. — Class A*	837	117,280
Prudential Financial, Inc.	1,009	108,407
Nasdaq, Inc.	1,178	105,337
Hartford Insurance Group, Inc.	810	102,765
VICI Properties, Inc. REIT	3,012	98,191
Arch Capital Group Ltd.	1,065	96,968
CoStar Group, Inc.*	1,202	96,641
Extra Space Storage, Inc. REIT	606	89,349
M&T Bank Corp.	458	88,848
Brown & Brown, Inc.	799	88,585
Willis Towers Watson plc	283	86,740
State Street Corp.	813	86,454
Iron Mountain, Inc. REIT	841	86,261
AvalonBay Communities, Inc. REIT	405	82,417
Ventas, Inc. REIT	1,286	81,211
Raymond James Financial, Inc.	518	79,446
Fifth Third Bancorp	1,902	78,229
Synchrony Financial	1,085	72,413
SBA Communications Corp. REIT	307	72,096
Northern Trust Corp.	554	70,242
Huntington Bancshares, Inc.	4,152	69,588
Cboe Global Markets, Inc.	298	69,497
Cincinnati Financial Corp.	445	66,269
Equity Residential REIT	975	65,803
W R Berkley Corp.	854	62,743
T. Rowe Price Group, Inc.	628	60,602
Regions Financial Corp.	2,562	60,258
Citizens Financial Group, Inc.	1,236	55,311
Invitation Homes, Inc. REIT	1,625	53,300
Weyerhaeuser Co. REIT	2,067	53,101
Essex Property Trust, Inc. REIT	184	52,146
Mid-America Apartment Communities, Inc. REIT	334	49,435
KeyCorp	2,811	48,968
Principal Financial Group, Inc.	589	46,784
Loews Corp.	496	45,463
Everest Group Ltd.	121	41,122
Kimco Realty Corp. REIT	1,928	40,527
UDR, Inc. REIT	860	35,114
Healthpeak Properties, Inc. REIT	1,980	34,670
Camden Property Trust REIT	305	34,370
Regency Centers Corp. REIT	466	33,193
Alexandria Real Estate Equities, Inc. REIT	440	31,957
Host Hotels & Resorts, Inc. REIT	1,978	30,382
Globe Life, Inc.	235	29,208
Assurant, Inc.	146	28,834
BXP, Inc. REIT[1]	416	28,067
Erie Indemnity Co. — Class A	71	24,622
Franklin Resources, Inc.	884	21,083
Federal Realty Investment Trust REIT	221	20,993
Invesco Ltd.	1,276	20,123
Total Financial		22,409,967
Consumer, Non-cyclical - 13.5%
Eli Lilly & Co.	2,242	1,747,706
Procter & Gamble Co.	6,682	1,064,576
Johnson & Johnson	6,858	1,047,560
AbbVie, Inc.	5,035	934,597
Philip Morris International, Inc.	4,436	807,929
UnitedHealth Group, Inc.	2,586	806,755
Coca-Cola Co.	11,041	781,151
Abbott Laboratories	4,959	674,474
Merck & Company, Inc.	7,157	566,548
Intuitive Surgical, Inc.*	1,022	555,365
PepsiCo, Inc.	3,908	516,012
S&P Global, Inc.	895	471,925
Boston Scientific Corp.*	4,217	452,948
Thermo Fisher Scientific, Inc.	1,076	436,275
Amgen, Inc.	1,533	428,029
Gilead Sciences, Inc.	3,545	393,034
Pfizer, Inc.	16,204	392,785
Stryker Corp.	980	387,717
Danaher Corp.	1,816	358,733
Automatic Data Processing, Inc.	1,157	356,819
Vertex Pharmaceuticals, Inc.*	733	326,332
Medtronic plc	3,656	318,693
Altria Group, Inc.	4,801	281,483

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Bristol-Myers Squibb Co.	5,800	$268,482
McKesson Corp.	357	261,602
Cigna Group	761	251,571
Elevance Health, Inc.	644	250,490
Mondelez International, Inc. — Class A	3,690	248,854
CVS Health Corp.	3,606	248,742
Moody’s Corp.	441	221,201
Cintas Corp.	978	217,967
Colgate-Palmolive Co.	2,310	209,979
PayPal Holdings, Inc.*	2,772	206,015
Zoetis, Inc.	1,269	197,901
HCA Healthcare, Inc.	494	189,252
Quanta Services, Inc.	422	159,550
Regeneron Pharmaceuticals, Inc.	296	155,400
Cencora, Inc. — Class A	492	147,526
Corteva, Inc.	1,944	144,886
Becton Dickinson & Co.	818	140,901
United Rentals, Inc.	185	139,379
Edwards Lifesciences Corp.*	1,672	130,767
Keurig Dr Pepper, Inc.	3,871	127,975
Monster Beverage Corp.*	2,001	125,343
Kroger Co.	1,746	125,240
Verisk Analytics, Inc. — Class A	399	124,288
IDEXX Laboratories, Inc.*	229	122,822
Kimberly-Clark Corp.	946	121,958
Kenvue, Inc.	5,472	114,529
Cardinal Health, Inc.	681	114,408
ResMed, Inc.	418	107,844
Sysco Corp.	1,382	104,673
Dexcom, Inc.*	1,118	97,590
GE HealthCare Technologies, Inc.	1,306	96,735
Agilent Technologies, Inc.	813	95,942
Equifax, Inc.	354	91,817
Humana, Inc.	344	84,101
General Mills, Inc.	1,561	80,875
Centene Corp.*	1,418	76,969
IQVIA Holdings, Inc.*	468	73,752
Archer-Daniels-Midland Co.	1,370	72,308
Constellation Brands, Inc. — Class A	436	70,929
Hershey Co.	422	70,031
Church & Dwight Company, Inc.	702	67,469
STERIS plc	280	67,262
Corpay, Inc.*	202	67,028
Kraft Heinz Co.	2,463	63,595
Insulet Corp.*	201	63,150
Labcorp Holdings, Inc.	240	63,002
Kellanova	768	61,079
Waters Corp.*	170	59,337
Quest Diagnostics, Inc.	318	57,122
Global Payments, Inc.	695	55,628
McCormick & Company, Inc.	720	54,590
Estee Lauder Companies, Inc. — Class A	669	54,055
Biogen, Inc.*	418	52,497
Zimmer Biomet Holdings, Inc.	564	51,442
Molina Healthcare, Inc.*	156	46,473
Tyson Foods, Inc. — Class A	816	45,647
Rollins, Inc.	801	45,192
West Pharmaceutical Services, Inc.	205	44,854
Baxter International, Inc.	1,463	44,300
Clorox Co.	351	42,145
Hologic, Inc.*	635	41,377
Cooper Companies, Inc.*	571	40,632
Avery Dennison Corp.	223	39,130
Align Technology, Inc.*	194	36,730
Revvity, Inc.	336	32,498
Incyte Corp.*	458	31,190
Bunge Global S.A.	383	30,747
Solventum Corp.*	394	29,881
Viatris, Inc.	3,345	29,871
J M Smucker Co.	303	29,754
Universal Health Services, Inc. — Class B	164	29,709
Conagra Brands, Inc.	1,361	27,860
Moderna, Inc.*	970	26,762
Henry Schein, Inc.*	347	25,348
Hormel Foods Corp.	831	25,138
MarketAxess Holdings, Inc.	107	23,897
Molson Coors Beverage Co. — Class B	488	23,468
Bio-Techne Corp.	447	22,998
Charles River Laboratories International, Inc.*	140	21,242
Lamb Weston Holdings, Inc.	403	20,895
The Campbell’s Co.	561	17,195
DaVita, Inc.*	118	16,809
Brown-Forman Corp. — Class B	519	13,966
Total Consumer, Non-cyclical		21,741,004
Consumer, Cyclical - 7.5%
Tesla, Inc.*	7,987	2,537,150
Costco Wholesale Corp.	1,266	1,253,264
Walmart, Inc.	12,314	1,204,063
Home Depot, Inc.	2,833	1,038,691
McDonald’s Corp.	2,038	595,442
TJX Companies, Inc.	3,182	392,945
Lowe’s Companies, Inc.	1,595	353,883
Starbucks Corp.	3,239	296,790
NIKE, Inc. — Class B	3,358	238,553
Royal Caribbean Cruises Ltd.	712	222,956
O’Reilly Automotive, Inc.*	2,436	219,557
Chipotle Mexican Grill, Inc. — Class A*	3,840	215,616
Hilton Worldwide Holdings, Inc.	677	180,313
AutoZone, Inc.*	48	178,187
Marriott International, Inc. — Class A	648	177,040
PACCAR, Inc.	1,496	142,210
Fastenal Co.	3,270	137,340
General Motors Co.	2,740	134,835
WW Grainger, Inc.	125	130,030
Cummins, Inc.	393	128,708
Target Corp.	1,295	127,752
Copart, Inc.*	2,506	122,970
Ford Motor Co.	11,132	120,782
Ross Stores, Inc.	937	119,542
Yum! Brands, Inc.	792	117,359
DR Horton, Inc.	788	101,589

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Consumer, Cyclical - 7.5% (continued)
Delta Air Lines, Inc.	1,861	$91,524
Carnival Corp.*	2,993	84,163
Tractor Supply Co.	1,511	79,735
Lululemon Athletica, Inc.*	316	75,075
United Airlines Holdings, Inc.*	932	74,215
Lennar Corp. — Class A	662	73,224
Darden Restaurants, Inc.	334	72,802
Dollar General Corp.	627	71,716
Live Nation Entertainment, Inc.*	449	67,925
Ulta Beauty, Inc.*	129	60,349
PulteGroup, Inc.	572	60,323
NVR, Inc.*	8	59,085
Williams-Sonoma, Inc.	351	57,343
Dollar Tree, Inc.*	563	55,760
Southwest Airlines Co.	1,624	52,683
Tapestry, Inc.	593	52,071
Genuine Parts Co.	396	48,039
Deckers Outdoor Corp.*	433	44,629
Domino’s Pizza, Inc.	98	44,159
Aptiv plc*	621	42,365
Las Vegas Sands Corp.	967	42,074
Best Buy Company, Inc.	549	36,854
TKO Group Holdings, Inc.	191	34,752
Ralph Lauren Corp. — Class A	114	31,268
Pool Corp.	107	31,188
CarMax, Inc.*	435	29,236
Hasbro, Inc.	376	27,756
LKQ Corp.	736	27,239
Norwegian Cruise Line Holdings Ltd.*	1,273	25,816
Wynn Resorts Ltd.	251	23,511
Walgreens Boots Alliance, Inc.*	2,046	23,488
MGM Resorts International*	590	20,290
Caesars Entertainment, Inc.*	593	16,835
Total Consumer, Cyclical		12,125,059
Industrial - 7.0%
General Electric Co.	3,039	782,208
RTX Corp.	3,808	556,044
Caterpillar, Inc.	1,340	520,201
Boeing Co.*	2,149	450,280
Honeywell International, Inc.	1,832	426,636
GE Vernova, Inc.	778	411,679
Eaton Corporation plc	1,116	398,401
Union Pacific Corp.	1,704	392,056
Deere & Co.	719	365,604
Amphenol Corp. — Class A	3,449	340,589
Trane Technologies plc	636	278,193
Lockheed Martin Corp.	594	275,105
Parker-Hannifin Corp.	364	254,243
TransDigm Group, Inc.	160	243,302
Waste Management, Inc.	1,044	238,888
3M Co.	1,534	233,536
Howmet Aerospace, Inc.	1,151	214,236
Emerson Electric Co.	1,604	213,861
United Parcel Service, Inc. — Class B	2,091	211,065
General Dynamics Corp.	718	209,412
Johnson Controls International plc	1,876	198,143
Northrop Grumman Corp.	386	192,992
Illinois Tool Works, Inc.	760	187,910
CSX Corp.	5,355	174,734
Axon Enterprise, Inc.*	211	174,695
Carrier Global Corp.	2,272	166,288
Norfolk Southern Corp.	643	164,589
Republic Services, Inc. — Class A	579	142,787
FedEx Corp.	628	142,751
TE Connectivity plc	845	142,526
L3Harris Technologies, Inc.	533	133,698
AMETEK, Inc.	658	119,072
Otis Worldwide Corp.	1,125	111,397
Rockwell Automation, Inc.	322	106,959
Westinghouse Air Brake Technologies Corp.	488	102,163
Vulcan Materials Co.	377	98,329
Ingersoll Rand, Inc.	1,150	95,657
Martin Marietta Materials, Inc.	172	94,421
Garmin Ltd.	439	91,628
Xylem, Inc.	694	89,776
Old Dominion Freight Line, Inc.	530	86,019
Keysight Technologies, Inc.*	493	80,783
Dover Corp.	391	71,643
Veralto Corp.	707	71,372
Mettler-Toledo International, Inc.*	59	69,309
Teledyne Technologies, Inc.*	135	69,162
Jabil, Inc.	306	66,739
Hubbell, Inc.	152	62,078
Smurfit WestRock plc	1,413	60,971
Amcor plc	6,531	60,020
Lennox International, Inc.	91	52,165
Trimble, Inc.*	681	51,742
Fortive Corp.	969	50,514
Pentair plc	469	48,147
Packaging Corporation of America	255	48,055
Snap-on, Inc.	149	46,366
Jacobs Solutions, Inc.	342	44,956
Expeditors International of Washington, Inc.	390	44,557
Ball Corp.	791	44,367
Textron, Inc.	515	41,350
Masco Corp.	602	38,745
IDEX Corp.	215	37,748
Builders FirstSource, Inc.*	316	36,874
Allegion plc	245	35,309
Nordson Corp.	154	33,013
CH Robinson Worldwide, Inc.	338	32,431
J.B. Hunt Transport Services, Inc.	223	32,023
Stanley Black & Decker, Inc.	441	29,878
Huntington Ingalls Industries, Inc.	112	27,044
Generac Holdings, Inc.*	168	24,059
A O Smith Corp.	332	21,769
Ralliant Corp.*	355	17,230
Mohawk Industries, Inc.*	148	15,516
Total Industrial		11,298,008
Energy - 2.8%
Exxon Mobil Corp.	12,284	1,324,215
Chevron Corp.	4,629	662,827

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Energy - 2.8% (continued)
ConocoPhillips	3,598	$322,885
Williams Companies, Inc.	3,480	218,579
EOG Resources, Inc.	1,556	186,113
Kinder Morgan, Inc.	5,510	161,994
Marathon Petroleum Corp.	876	145,512
ONEOK, Inc.	1,781	145,383
Phillips 66	1,162	138,627
Schlumberger N.V.	3,877	131,043
Valero Energy Corp.	893	120,037
Hess Corp.	790	109,447
Baker Hughes Co.	2,824	108,272
Targa Resources Corp.	618	107,581
Equities Corp.	1,706	99,494
Occidental Petroleum Corp.	2,020	84,860
Diamondback Energy, Inc.	533	73,234
Expand Energy Corp.	617	72,152
Devon Energy Corp.	1,831	58,244
Texas Pacific Land Corp.	54	57,045
Coterra Energy, Inc. — Class A	2,175	55,201
First Solar, Inc.*	306	50,655
Halliburton Co.	2,450	49,931
APA Corp.	1,028	18,802
Enphase Energy, Inc.*	374	14,829
Total Energy		4,516,962
Utilities - 2.2%
NextEra Energy, Inc.	5,868	407,357
Constellation Energy Corp.	893	288,225
Southern Co.	3,133	287,703
Duke Energy Corp.	2,215	261,370
Vistra Corp.	967	187,414
American Electric Power Company, Inc.	1,523	158,027
Sempra	1,859	140,856
Dominion Energy, Inc.	2,431	137,400
Exelon Corp.	2,877	124,919
Public Service Enterprise Group, Inc.	1,422	119,704
Xcel Energy, Inc.	1,644	111,956
Entergy Corp.	1,272	105,729
Consolidated Edison, Inc.	1,027	103,060
WEC Energy Group, Inc.	910	94,822
NRG Energy, Inc.	557	89,443
PG&E Corp.	6,264	87,320
DTE Energy Co.	591	78,284
American Water Works Company, Inc.	556	77,345
Ameren Corp.	771	74,047
PPL Corp.	2,107	71,406
Atmos Energy Corp.	453	69,812
CenterPoint Energy, Inc.	1,860	68,336
Eversource Energy	1,047	66,610
CMS Energy Corp.	854	59,165
FirstEnergy Corp.	1,464	58,941
Edison International	1,097	56,605
NiSource, Inc.	1,342	54,136
Evergy, Inc.	656	45,218
Alliant Energy Corp.	732	44,264
Pinnacle West Capital Corp.	340	30,420
AES Corp.	2,030	21,356
Total Utilities		3,581,250
Basic Materials - 1.4%
Linde plc	1,342	629,640
Sherwin-Williams Co.	657	225,588
Ecolab, Inc.	719	193,727
Newmont Corp.	3,172	184,801
Air Products and Chemicals, Inc.	634	178,826
Freeport-McMoRan, Inc.	4,093	177,432
Nucor Corp.	658	85,237
DuPont de Nemours, Inc.	1,194	81,897
PPG Industries, Inc.	647	73,596
International Paper Co.	1,505	70,479
International Flavors & Fragrances, Inc.	729	53,618
Dow, Inc.	2,015	53,357
Steel Dynamics, Inc.	394	50,436
CF Industries Holdings, Inc.	462	42,504
LyondellBasell Industries N.V. — Class A	733	42,411
Mosaic Co.	904	32,978
Eastman Chemical Co.	329	24,563
Albemarle Corp.	335	20,994
Total Basic Materials		2,222,084
Total Common Stocks
(Cost $71,657,301)		149,655,397

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$258,000	257,792
4.20% due 09/18/25[3,4]	100,000	99,075
4.23% due 09/18/25[3,4]	50,000	49,537
Total U.S. Treasury Bills
(Cost $406,406)		406,404

REPURCHASE AGREEMENTS††,5 - 6.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	5,359,044	5,359,044
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	2,312,425	2,312,425
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	2,232,935	2,232,935
Total Repurchase Agreements
(Cost $9,904,404)		9,904,404

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	115,556	115,556
Total Securities Lending Collateral
(Cost $115,556)		115,556
Total Investments - 99.4%
(Cost $82,083,667)		$160,081,761
Other Assets & Liabilities, net - 0.6%		916,154
Total Net Assets - 100.0%		$160,997,915

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	12	Sep 2025	$3,750,900	$131,719

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	987	$6,124,114	$80,215
Barclays Bank plc	S&P 500 Index	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	266	1,650,206	29,995
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	09/25/25	42	263,316	4,782
							$8,037,636	$114,992

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$149,655,397	$—	$—	$149,655,397
U.S. Treasury Bills	—	406,404	—	406,404
Repurchase Agreements	—	9,904,404	—	9,904,404
Securities Lending Collateral	115,556	—	—	115,556
Equity Futures Contracts**	131,719	—	—	131,719
Equity Index Swap Agreements**	—	114,992	—	114,992
Total Assets	$149,902,672	$10,425,800	$—	$160,328,472

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 34.7%
Guggenheim Strategy Fund II1	262,625	$6,534,113
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,291,252
Total Mutual Funds
(Cost $10,738,043)		10,825,365

	Face Amount
U.S. TREASURY BILLS†† - 46.7%
U.S. Treasury Bills
4.19% due 08/26/25[2]	$8,100,000	8,045,568
4.22% due 08/19/25[2]	4,000,000	3,976,521
4.23% due 09/18/25[2,3]	1,750,000	1,733,800
4.27% due 08/05/25[2]	500,000	497,931
3.94% due 07/08/25[2,4]	200,000	199,839
4.20% due 09/18/25[2,3]	100,000	99,074
Total U.S. Treasury Bills
(Cost $14,554,834)		14,552,733

FEDERAL AGENCY NOTES†† - 6.4%
Federal Home Loan Bank
4.39% (SOFR + 0.00%, Rate Floor: 0.00%) due 07/03/25◊	2,000,000	1,999,998
Total Federal Agency Notes
(Cost $2,000,000)		1,999,998

REPURCHASE AGREEMENTS††,5 - 15.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	2,601,234	2,601,234
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	1,122,431	1,122,431
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	1,083,848	1,083,848
Total Repurchase Agreements
(Cost $4,807,513)		4,807,513
Total Investments - 103.2%
(Cost $32,100,390)		$32,185,609
Other Assets & Liabilities, net - (3.2)%		(987,405)
Total Net Assets - 100.0%		$31,198,204

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	5	Sep 2025	$1,562,875	$(54,946)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.99% (SOFR + 0.60%)	At Maturity	09/25/25	1,010	$6,267,067	$(113,920)
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	09/25/25	1,151	7,143,950	(129,855)
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	2,615	16,224,291	(294,862)
							$29,635,308	$(538,637)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,825,365	$—	$—	$10,825,365
U.S. Treasury Bills	—	14,552,733	—	14,552,733
Federal Agency Notes	—	1,999,998	—	1,999,998
Repurchase Agreements	—	4,807,513	—	4,807,513
Total Assets	$10,825,365	$21,360,244	$—	$32,185,609

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$54,946	$—	$—	$54,946
Equity Index Swap Agreements**	—	538,637	—	538,637
Total Liabilities	$54,946	$538,637	$—	$593,583

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,528,860	$–	$–	$–	$5,253	$6,534,113	262,625	$87,781
Guggenheim Ultra Short Duration Fund — Institutional Class	4,282,712	–	–	–	8,540	4,291,252	426,990	45,688
	$10,811,572	$–	$–	$–	$13,793	$10,825,365		$133,469

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 25.6%
Royal Caribbean Cruises Ltd.	2,498	$782,224
Carnival Corp.*	24,156	679,266
TKO Group Holdings, Inc.	2,969	540,210
Norwegian Cruise Line Holdings Ltd.*	25,939	526,043
United Airlines Holdings, Inc.*	6,495	517,197
Live Nation Entertainment, Inc.*	3,418	517,075
Tapestry, Inc.	4,803	421,752
Hilton Worldwide Holdings, Inc.	1,565	416,822
Delta Air Lines, Inc.	8,355	410,899
Marriott International, Inc. — Class A	1,276	348,616
Ralph Lauren Corp. — Class A	1,191	326,667
Wynn Resorts Ltd.	3,444	322,599
PulteGroup, Inc.	2,569	270,927
Tesla, Inc.*	764	242,692
Las Vegas Sands Corp.	5,401	234,998
Cummins, Inc.	696	227,940
Deckers Outdoor Corp.*	2,067	213,046
WW Grainger, Inc.	171	177,881
Chipotle Mexican Grill, Inc. — Class A*	2,911	163,453
Costco Wholesale Corp.	157	155,420
Williams-Sonoma, Inc.	768	125,468
Total Consumer, Cyclical		7,621,195
Technology - 17.2%
Palantir Technologies, Inc. — Class A*	5,326	726,040
NVIDIA Corp.	4,019	634,962
Crowdstrike Holdings, Inc. — Class A*	1,044	531,720
Fortinet, Inc.*	4,934	521,622
Broadcom, Inc.	1,643	452,893
Super Micro Computer, Inc.*	7,258	355,714
Fair Isaac Corp.*	169	308,925
ServiceNow, Inc.*	295	303,284
Paycom Software, Inc.	1,151	266,342
Fiserv, Inc.*	1,271	219,133
Oracle Corp.	1,000	218,630
International Business Machines Corp.	700	206,346
Tyler Technologies, Inc.*	264	156,510
Salesforce, Inc.	399	108,803
Dayforce, Inc.*	1,788	99,037
Total Technology		5,109,961
Industrial - 14.5%
Axon Enterprise, Inc.*	824	682,223
Howmet Aerospace, Inc.	3,384	629,864
GE Vernova, Inc.	717	379,400
Trane Technologies plc	838	366,550
Westinghouse Air Brake Technologies Corp.	1,297	271,527
Amphenol Corp. — Class A	2,627	259,416
Caterpillar, Inc.	665	258,160
TransDigm Group, Inc.	162	246,344
Hubbell, Inc.	561	229,118
Parker-Hannifin Corp.	282	196,968
Garmin Ltd.	809	168,855
Eaton Corporation plc	459	163,858
Republic Services, Inc. — Class A	659	162,516
Ingersoll Rand, Inc.	1,936	161,036
Lennox International, Inc.	273	156,494
Total Industrial		4,332,329
Communications - 13.0%
Booking Holdings, Inc.	87	503,664
Arista Networks, Inc.*	4,881	499,375
Uber Technologies, Inc.*	5,303	494,770
DoorDash, Inc. — Class A*	1,940	478,229
Netflix, Inc.*	291	389,687
Meta Platforms, Inc. — Class A	487	359,450
Expedia Group, Inc.	1,947	328,420
GoDaddy, Inc. — Class A*	1,785	321,407
Palo Alto Networks, Inc.*	1,022	209,142
Airbnb, Inc. — Class A*	1,255	166,087
Motorola Solutions, Inc.	326	137,070
Total Communications		3,887,301
Financial - 11.5%
Apollo Global Management, Inc.	3,006	426,461
American Express Co.	1,195	381,181
Synchrony Financial	4,748	316,882
Progressive Corp.	1,152	307,423
Arch Capital Group Ltd.	3,350	305,017
Ameriprise Financial, Inc.	524	279,674
CBRE Group, Inc. — Class A*	1,940	271,833
Iron Mountain, Inc. REIT	2,596	266,272
Brown & Brown, Inc.	2,240	248,349
Erie Indemnity Co. — Class A	629	218,131
Visa, Inc. — Class A	565	200,603
Mastercard, Inc. — Class A	336	188,812
Total Financial		3,410,638
Consumer, Non-cyclical - 9.4%
Quanta Services, Inc.	1,389	525,153
United Rentals, Inc.	539	406,083
Insulet Corp.*	1,118	351,253
Corpay, Inc.*	895	296,979
Intuitive Surgical, Inc.*	484	263,011
Boston Scientific Corp.*	2,056	220,835
Cintas Corp.	982	218,858
ResMed, Inc.	804	207,432
DaVita, Inc.*	1,294	184,330
Eli Lilly & Co.	167	130,181
Total Consumer, Non-cyclical		2,804,115
Utilities - 5.4%
Vistra Corp.	3,974	770,201
NRG Energy, Inc.	3,447	553,519
Constellation Energy Corp.	923	297,908
Total Utilities		1,621,628
Energy - 3.0%
Texas Pacific Land Corp.	414	437,345
Hess Corp.	1,709	236,765
Targa Resources Corp.	1,332	231,875
Total Energy		905,985
Total Common Stocks
(Cost $20,554,417)		29,693,152

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$125,276	$125,276
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	54,056	54,056
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	$52,198	$52,198
Total Repurchase Agreements
(Cost $231,530)		231,530
Total Investments - 100.4%
(Cost $20,785,947)		$29,924,682
Other Assets & Liabilities, net - (0.4)%		(113,936)
Total Net Assets - 100.0%		$29,810,746

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,693,152	$—	$—	$29,693,152
Repurchase Agreements	—	231,530	—	231,530
Total Assets	$29,693,152	$231,530	$—	$29,924,682

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.0%
Consumer, Non-cyclical - 31.1%
CVS Health Corp.	4,075	$281,093
Archer-Daniels-Midland Co.	3,674	193,914
Centene Corp.*	3,539	192,097
Bunge Global S.A.	2,270	182,235
Kroger Co.	2,191	157,160
Cardinal Health, Inc.	884	148,512
Tyson Foods, Inc. — Class A	2,451	137,109
Humana, Inc.	553	135,197
Cencora, Inc. — Class A	442	132,534
Cigna Group	396	130,910
McKesson Corp.	178	130,435
Kraft Heinz Co.	3,706	95,689
Elevance Health, Inc.	244	94,906
Molina Healthcare, Inc.*	306	91,157
Viatris, Inc.	9,567	85,433
Molson Coors Beverage Co. — Class B	1,771	85,168
Universal Health Services, Inc. — Class B	323	58,512
Sysco Corp.	759	57,487
Henry Schein, Inc.*	659	48,140
Conagra Brands, Inc.	2,343	47,961
J M Smucker Co.	440	43,208
Biogen, Inc.*	303	38,054
Baxter International, Inc.	1,239	37,517
Global Payments, Inc.	397	31,776
Total Consumer, Non-cyclical		2,636,204
Financial - 18.2%
Citigroup, Inc.	1,732	147,428
American International Group, Inc.	1,308	111,952
Loews Corp.	1,136	104,126
Franklin Resources, Inc.	4,362	104,033
Invesco Ltd.	6,301	99,367
Everest Group Ltd.	281	95,498
Prudential Financial, Inc.	860	92,398
Citizens Financial Group, Inc.	1,741	77,910
State Street Corp.	583	61,996
MetLife, Inc.	765	61,521
Capital One Financial Corp.	288	61,275
Allstate Corp.	244	49,120
Assurant, Inc.	227	44,830
Bank of America Corp.	938	44,386
Travelers Companies, Inc.	161	43,074
VICI Properties, Inc. REIT	1,300	42,380
Truist Financial Corp.	964	41,442
Alexandria Real Estate Equities, Inc. REIT	550	39,947
Chubb Ltd.	135	39,112
M&T Bank Corp.	200	38,798
Principal Financial Group, Inc.	477	37,888
Huntington Bancshares, Inc.	2,199	36,855
KeyCorp	2,035	35,450
Regions Financial Corp.	1,493	35,116
Total Financial		1,545,902
Consumer, Cyclical - 17.9%
Ford Motor Co.	20,472	222,121
General Motors Co.	4,192	206,288
Dollar General Corp.	1,465	167,567
Walgreens Boots Alliance, Inc.*	11,694	134,247
Dollar Tree, Inc.*	1,241	122,909
Aptiv plc*	1,579	107,719
LKQ Corp.	2,258	83,569
CarMax, Inc.*	1,199	80,585
Southwest Airlines Co.	2,171	70,427
Best Buy Company, Inc.	902	60,551
MGM Resorts International*	1,475	50,725
Target Corp.	491	48,437
Caesars Entertainment, Inc.*	1,689	47,951
Genuine Parts Co.	377	45,734
Lennar Corp. — Class A	339	37,497
DR Horton, Inc.	235	30,296
Total Consumer, Cyclical		1,516,623
Energy - 9.0%
Valero Energy Corp.	1,182	158,885
Marathon Petroleum Corp.	813	135,047
Phillips 66	1,093	130,395
APA Corp.	3,473	63,521
Equities Corp.	819	47,764
Devon Energy Corp.	1,299	41,321
Exxon Mobil Corp.	379	40,856
Chevron Corp.	260	37,229
Diamondback Energy, Inc.	270	37,098
Occidental Petroleum Corp.	882	37,053
Coterra Energy, Inc. — Class A	1,426	36,192
Total Energy		765,361
Basic Materials - 6.1%
Mosaic Co.	6,199	226,140
LyondellBasell Industries N.V. — Class A	1,090	63,067
Dow, Inc.	1,963	51,980
Nucor Corp.	394	51,039
Steel Dynamics, Inc.	270	34,563
International Paper Co.	695	32,547
DuPont de Nemours, Inc.	458	31,414
Eastman Chemical Co.	409	30,536
Total Basic Materials		521,286
Communications - 5.9%
Paramount Global — Class B	13,520	174,408
Warner Bros Discovery, Inc.*	10,988	125,923
AT&T, Inc.	2,264	65,520
Verizon Communications, Inc.	992	42,924
Comcast Corp. — Class A	1,139	40,651
Fox Corp. — Class A	580	32,503
Fox Corp. — Class B	346	17,864
Total Communications		499,793
Industrial - 5.5%
Huntington Ingalls Industries, Inc.	454	109,623
Mohawk Industries, Inc.*	834	87,437
Jabil, Inc.	396	86,368
Stanley Black & Decker, Inc.	826	55,961
Smurfit WestRock plc	1,123	48,457
FedEx Corp.	174	39,552
Textron, Inc.	491	39,422
Total Industrial		466,820
Utilities - 3.6%
Exelon Corp.	1,417	61,526
Evergy, Inc.	683	47,079
AES Corp.	4,387	46,151

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Utilities - 3.6% (continued)
Consolidated Edison, Inc.	425	$42,649
Pinnacle West Capital Corp.	462	41,335
Eversource Energy	598	38,045
PG&E Corp.	2,031	28,312
Total Utilities		305,097
Technology - 1.7%
Hewlett Packard Enterprise Co.	4,129	84,438
Intel Corp.*	2,792	62,541
Total Technology		146,979
Total Common Stocks
(Cost $6,636,472)		8,404,065

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$53,558	53,558
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	23,111	23,111
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	22,316	22,316
Total Repurchase Agreements
(Cost $98,985)		98,985
Total Investments - 100.2%
(Cost $6,735,457)		$8,503,050
Other Assets & Liabilities, net - (0.2)%		(16,453)
Total Net Assets - 100.0%		$8,486,597

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,404,065	$—	$—	$8,404,065
Repurchase Agreements	—	98,985	—	98,985
Total Assets	$8,404,065	$98,985	$—	$8,503,050

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 25.6%
Comfort Systems USA, Inc.	1,180	$632,728
EMCOR Group, Inc.	961	514,029
MasTec, Inc.*	2,363	402,726
RBC Bearings, Inc.*	947	364,405
Chart Industries, Inc.*	1,993	328,147
AAON, Inc.	4,183	308,496
Kirby Corp.*	2,674	303,258
Curtiss-Wright Corp.	602	294,107
Clean Harbors, Inc.*	1,264	292,212
Woodward, Inc.	1,001	245,335
BWX Technologies, Inc.	1,631	234,962
Fabrinet*	791	233,092
Eagle Materials, Inc.	1,150	232,426
TopBuild Corp.*	678	219,496
Acuity, Inc.	721	215,103
Esab Corp.	1,771	213,494
nVent Electric plc	2,893	211,912
Applied Industrial Technologies, Inc.	842	195,723
Belden, Inc.	1,553	179,838
Tetra Tech, Inc.	4,921	176,959
Mueller Industries, Inc.	2,123	168,715
Knife River Corp.*	2,029	165,648
Owens Corning	1,071	147,284
Coherent Corp.*	1,647	146,929
Carlisle Companies, Inc.	389	145,253
Louisiana-Pacific Corp.	1,193	102,586
Saia, Inc.*	323	88,499
Total Industrial		6,763,362
Consumer, Non-cyclical - 24.3%
Roivant Sciences Ltd.*	50,358	567,535
Exelixis, Inc.*	10,913	480,990
Shift4 Payments, Inc. — Class A*,1	4,680	463,835
Masimo Corp.*	2,371	398,850
Globus Medical, Inc. — Class A*	6,179	364,684
Sprouts Farmers Market, Inc.*	2,112	347,720
RB Global, Inc.	3,183	338,003
Halozyme Therapeutics, Inc.*	6,090	316,802
Pilgrim’s Pride Corp.	6,606	297,138
Lantheus Holdings, Inc.*	3,626	296,824
Paylocity Holding Corp.*	1,602	290,266
Medpace Holdings, Inc.*	869	272,744
Valvoline, Inc.*	6,485	245,587
H&R Block, Inc.	4,319	237,070
United Therapeutics Corp.*	813	233,615
Neurocrine Biosciences, Inc.*	1,816	228,253
Grand Canyon Education, Inc.*	1,190	224,910
elf Beauty, Inc.*	1,674	208,313
Coca-Cola Consolidated, Inc.	1,729	193,043
HealthEquity, Inc.*	1,732	181,444
Ensign Group, Inc.	1,106	170,612
Sarepta Therapeutics, Inc.*	3,720	63,612
Total Consumer, Non-cyclical		6,421,850
Consumer, Cyclical - 14.5%
Planet Fitness, Inc. — Class A*	3,727	406,429
Texas Roadhouse, Inc. — Class A	2,011	376,881
Wingstop, Inc.	1,024	344,822
Hyatt Hotels Corp. — Class A	2,422	338,232
Hilton Grand Vacations, Inc.*	7,138	296,441
Alaska Air Group, Inc.*	5,980	295,891
American Airlines Group, Inc.*	25,383	284,797
Toll Brothers, Inc.	2,353	268,548
Travel + Leisure Co.	5,067	261,508
Abercrombie & Fitch Co. — Class A*	2,971	246,147
Murphy USA, Inc.	557	226,588
Crocs, Inc.*	1,844	186,760
Churchill Downs, Inc.	1,728	174,528
Choice Hotels International, Inc.[1]	994	126,119
Total Consumer, Cyclical		3,833,691
Financial - 11.0%
Interactive Brokers Group, Inc. — Class A	8,362	463,338
RenaissanceRe Holdings Ltd.	1,642	398,842
Kinsale Capital Group, Inc.	740	358,086
Hamilton Lane, Inc. — Class A	2,358	335,119
Ryan Specialty Holdings, Inc.	4,076	277,127
East West Bancorp, Inc.	2,744	277,089
Western Alliance Bancorporation	3,356	261,701
SLM Corp.	6,173	202,413
Equitable Holdings, Inc.	3,400	190,740
Houlihan Lokey, Inc.	744	133,883
Total Financial		2,898,338
Technology - 10.0%
Guidewire Software, Inc.*	1,791	421,691
ExlService Holdings, Inc.*	7,088	310,384
Appfolio, Inc. — Class A*	1,259	289,923
CommVault Systems, Inc.*	1,624	283,112
DocuSign, Inc.*	3,132	243,951
Pegasystems, Inc.	4,171	225,776
Doximity, Inc. — Class A*	3,641	223,339
Parsons Corp.*	3,043	218,396
Okta, Inc.*	1,755	175,447
Dynatrace, Inc.*	2,717	150,006
Manhattan Associates, Inc.*	569	112,360
Total Technology		2,654,385
Energy - 5.7%
Valaris Ltd.*	11,861	499,467
Permian Resources Corp.	22,350	304,407
CNX Resources Corp.*	7,354	247,683
Viper Energy, Inc.	6,065	231,258
DT Midstream, Inc.	1,959	215,314
Total Energy		1,498,129
Basic Materials - 4.6%
Carpenter Technology Corp.	2,784	769,442
ATI, Inc.*	5,278	455,702
Total Basic Materials		1,225,144
Communications - 4.1%
Hims & Hers Health, Inc.*,1	14,921	743,812
Chewy, Inc. — Class A*	7,818	333,203
Total Communications		1,077,015
Total Common Stocks
(Cost $21,419,656)		26,371,914

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$73,157	$73,157
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	31,567	31,567
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	30,482	30,482
Total Repurchase Agreements
(Cost $135,206)		135,206

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	1,014,195	1,014,195
Total Securities Lending Collateral
(Cost $1,014,195)		1,014,195
Total Investments - 104.1%
(Cost $22,569,057)		$27,521,315
Other Assets & Liabilities, net - (4.1)%		(1,077,482)
Total Net Assets - 100.0%		$26,443,833

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,371,914	$—	$—	$26,371,914
Repurchase Agreements	—	135,206	—	135,206
Securities Lending Collateral	1,014,195	—	—	1,014,195
Total Assets	$27,386,109	$135,206	$—	$27,521,315

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 26.4%
Goodyear Tire & Rubber Co.*	18,050	$187,178
Lear Corp.	1,515	143,895
AutoNation, Inc.*	594	117,998
Lithia Motors, Inc. — Class A	345	116,548
Macy’s, Inc.	9,427	109,919
Penske Automotive Group, Inc.	622	106,866
Whirlpool Corp.	898	91,075
WESCO International, Inc.	380	70,376
Thor Industries, Inc.	716	63,588
PVH Corp.	751	51,519
Visteon Corp.*	549	51,222
Taylor Morrison Home Corp. — Class A*	818	50,242
Harley-Davidson, Inc.	2,094	49,419
Gap, Inc.	1,880	41,002
Capri Holdings Ltd.*	2,293	40,586
Polaris, Inc.	905	36,788
Aramark	852	35,673
Marriott Vacations Worldwide Corp.	467	33,769
Under Armour, Inc. — Class A*	2,057	14,049
Under Armour, Inc. — Class C*	1,431	9,287
Total Consumer, Cyclical		1,420,999
Industrial - 17.2%
Avnet, Inc.	3,102	164,654
Arrow Electronics, Inc.*	1,288	164,130
TD SYNNEX Corp.	1,185	160,805
Greif, Inc. — Class A	1,004	65,250
AGCO Corp.	610	62,927
Oshkosh Corp.	543	61,652
Flex Ltd.*	1,045	52,166
CNH Industrial N.V.	3,925	50,868
Terex Corp.	1,050	49,025
Sonoco Products Co.	800	34,848
Fluor Corp.*	569	29,173
Knight-Swift Transportation Holdings, Inc.	658	29,103
Total Industrial		924,601
Consumer, Non-cyclical - 15.0%
Avis Budget Group, Inc.*	763	128,985
Performance Food Group Co.*	1,092	95,517
Albertsons Companies, Inc. — Class A	4,254	91,504
ManpowerGroup, Inc.	2,162	87,345
Perrigo Company plc	3,209	85,745
Graham Holdings Co. — Class B	85	80,424
US Foods Holding Corp.*	849	65,381
Darling Ingredients, Inc.*	1,182	44,845
GXO Logistics, Inc.*	860	41,882
Acadia Healthcare Company, Inc.*	1,354	30,722
Insperity, Inc.	473	28,437
Coty, Inc. — Class A*	4,883	22,706
Total Consumer, Non-cyclical		803,493
Financial - 14.9%
Brighthouse Financial, Inc.*	1,824	98,076
Reinsurance Group of America, Inc. — Class A	334	66,252
Ally Financial, Inc.	1,535	59,788
Unum Group	712	57,501
Valley National Bancorp	6,337	56,590
CNO Financial Group, Inc.	1,222	47,145
Associated Banc-Corp.	1,844	44,975
Kilroy Realty Corp. REIT[1]	1,227	42,098
FNB Corp.	2,788	40,649
Old Republic International Corp.	1,040	39,977
Essent Group Ltd.	656	39,839
Bank OZK	836	39,342
Kemper Corp.	603	38,918
Hanover Insurance Group, Inc.	203	34,484
First American Financial Corp.	561	34,440
Starwood Property Trust, Inc. REIT	1,587	31,851
Prosperity Bancshares, Inc.	396	27,815
Total Financial		799,740
Energy - 11.8%
HF Sinclair Corp.	4,690	192,665
PBF Energy, Inc. — Class A	5,998	129,977
NOV, Inc.	6,421	79,813
Chord Energy Corp.	645	62,468
Civitas Resources, Inc.	2,197	60,461
Ovintiv, Inc.	1,419	53,993
Murphy Oil Corp.	2,367	53,258
Total Energy		632,635
Technology - 6.4%
Concentrix Corp.	4,495	237,583
BILL Holdings, Inc.*	905	41,866
Amkor Technology, Inc.	1,601	33,605
Maximus, Inc.	432	30,326
Total Technology		343,380
Utilities - 4.4%
UGI Corp.	1,731	63,043
Northwestern Energy Group, Inc.	725	37,193
Spire, Inc.	493	35,984
Southwest Gas Holdings, Inc.	477	35,484
Portland General Electric Co.	844	34,292
Black Hills Corp.	515	28,891
Total Utilities		234,887
Basic Materials - 3.4%
Cleveland-Cliffs, Inc.*	14,020	106,552
Commercial Metals Co.	754	36,878
Ashland, Inc.	489	24,587
Olin Corp.	846	16,996
Total Basic Materials		185,013
Total Common Stocks
(Cost $4,385,541)		5,344,748

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$8,360	$8,360
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	3,607	3,607
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	3,483	3,483
Total Repurchase Agreements
(Cost $15,450)		15,450

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	33,370	33,370
Total Securities Lending Collateral
(Cost $33,370)		33,370
Total Investments - 100.4%
(Cost $4,434,361)		$5,393,568
Other Assets & Liabilities, net - (0.4)%		(20,398)
Total Net Assets - 100.0%		$5,373,170

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,344,748	$—	$—	$5,344,748
Repurchase Agreements	—	15,450	—	15,450
Securities Lending Collateral	33,370	—	—	33,370
Total Assets	$5,378,118	$15,450	$—	$5,393,568

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 28.0%
Protagonist Therapeutics, Inc.*	1,181	$65,274
Corcept Therapeutics, Inc.*	740	54,316
TG Therapeutics, Inc.*	1,478	53,193
Adtalem Global Education, Inc.*	406	51,655
Chefs’ Warehouse, Inc.*	777	49,580
TransMedics Group, Inc.*	358	47,975
ADMA Biologics, Inc.*	2,334	42,502
Cal-Maine Foods, Inc.	419	41,745
UFP Technologies, Inc.*	145	35,403
Catalyst Pharmaceuticals, Inc.*	1,597	34,655
Krystal Biotech, Inc.*	241	33,128
Stride, Inc.*	190	27,586
Harmony Biosciences Holdings, Inc.*	768	24,269
ICU Medical, Inc.*	179	23,655
Collegium Pharmaceutical, Inc.*	754	22,296
Phibro Animal Health Corp. — Class A	864	22,066
CorVel Corp.*	205	21,070
LeMaitre Vascular, Inc.	239	19,849
Verra Mobility Corp.*	738	18,738
Inspire Medical Systems, Inc.*	144	18,687
Astrana Health, Inc.*	666	16,570
Integer Holdings Corp.*	133	16,355
BioLife Solutions, Inc.*	755	16,263
Artivion, Inc.*	507	15,768
ANI Pharmaceuticals, Inc.*	223	14,551
PROG Holdings, Inc.	490	14,382
Vericel Corp.*	327	13,914
Glaukos Corp.*	124	12,808
GEO Group, Inc.*	511	12,239
Inter Parfums, Inc.	84	11,030
RadNet, Inc.*	182	10,358
Arcus Biosciences, Inc.*	1,204	9,800
Payoneer Global, Inc.*	1,144	7,836
Ligand Pharmaceuticals, Inc.*,†††	107	–
Ligand Pharmaceuticals, Inc.*,†††	107	–
Total Consumer, Non-cyclical		879,516
Financial - 21.4%
Palomar Holdings, Inc.*	394	60,775
Acadian Asset Management, Inc.	1,249	44,015
Axos Financial, Inc.*	524	39,845
Trupanion, Inc.*	717	39,686
Enova International, Inc.*	323	36,021
HCI Group, Inc.	212	32,266
Pathward Financial, Inc.	401	31,727
MARA Holdings, Inc.*	1,955	30,654
Bancorp, Inc.*	444	25,295
Mercury General Corp.	374	25,185
WisdomTree, Inc.	2,132	24,539
Cleanspark, Inc.*	2,205	24,321
PJT Partners, Inc. — Class A	144	23,762
DiamondRock Hospitality Co. REIT	3,069	23,509
Xenia Hotels & Resorts, Inc. REIT	1,712	21,520
Ryman Hospitality Properties, Inc. REIT	216	21,313
Preferred Bank/Los Angeles CA	242	20,944
Goosehead Insurance, Inc. — Class A	195	20,574
Sunstone Hotel Investors, Inc. REIT	2,097	18,202
NMI Holdings, Inc. — Class A*	429	18,100
Virtu Financial, Inc. — Class A	360	16,124
ServisFirst Bancshares, Inc.	170	13,177
Essential Properties Realty Trust, Inc. REIT	395	12,604
Outfront Media, Inc. REIT[1]	669	10,918
BancFirst Corp.	80	9,889
Curbline Properties Corp. REIT	431	9,840
City Holding Co.	79	9,671
NexPoint Residential Trust, Inc. REIT	276	9,196
Total Financial		673,672
Industrial - 20.3%
DXP Enterprises, Inc.*	552	48,383
AZZ, Inc.	454	42,894
Dycom Industries, Inc.*	158	38,614
Powell Industries, Inc.	170	35,776
SPX Technologies, Inc.*	199	33,369
Sterling Infrastructure, Inc.*	136	31,379
AeroVironment, Inc.*	110	31,345
Greenbrier Companies, Inc.	635	29,242
Armstrong World Industries, Inc.	171	27,777
Trinity Industries, Inc.	949	25,632
Zurn Elkay Water Solutions Corp.	699	25,562
Cactus, Inc. — Class A	562	24,571
CSW Industrials, Inc.	79	22,660
Badger Meter, Inc.	92	22,535
Granite Construction, Inc.	237	22,162
ESCO Technologies, Inc.	102	19,571
Itron, Inc.*	141	18,560
Griffon Corp.	252	18,237
OSI Systems, Inc.*	81	18,214
Federal Signal Corp.	171	18,198
Frontdoor, Inc.*	294	17,328
Mueller Water Products, Inc. — Class A	636	15,289
Enerpac Tool Group Corp.	363	14,723
Kadant, Inc.	43	13,650
Moog, Inc. — Class A	64	11,582
Apogee Enterprises, Inc.	283	11,490
Total Industrial		638,743
Consumer, Cyclical - 17.0%
Cinemark Holdings, Inc.	1,572	47,443
Shake Shack, Inc. — Class A*	264	37,119
Brinker International, Inc.*	198	35,705
OPENLANE, Inc.*	1,397	34,157
SkyWest, Inc.*	327	33,671
Dorman Products, Inc.*	242	29,686
Green Brick Partners, Inc.*	458	28,799
Boot Barn Holdings, Inc.*	179	27,208
Sabre Corp.*	8,528	26,948
Freshpet, Inc.*	385	26,165
Cavco Industries, Inc.*	60	26,066

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 17.0% (continued)
Madison Square Garden Sports Corp. — Class A*	123	$25,701
Dream Finders Homes, Inc. — Class A*	966	24,275
Pursuit Attractions and Hospitality, Inc.*	736	21,219
Installed Building Products, Inc.	107	19,294
Dave & Buster’s Entertainment, Inc.*	641	19,281
Six Flags Entertainment Corp.*	546	16,615
Interface, Inc. — Class A	781	16,346
Monarch Casino & Resort, Inc.	146	12,620
Champion Homes, Inc.*	142	8,891
XPEL, Inc.*	235	8,437
Kontoor Brands, Inc.	119	7,850
Total Consumer, Cyclical		533,496
Technology - 4.2%
Impinj, Inc.*	232	25,768
Clear Secure, Inc. — Class A	912	25,317
ACI Worldwide, Inc.*	491	22,542
Agilysys, Inc.*	161	18,457
Box, Inc. — Class A*	343	11,720
DigitalOcean Holdings, Inc.*	397	11,338
Semtech Corp.*	182	8,216
SPS Commerce, Inc.*	54	7,349
Total Technology		130,707
Energy - 3.8%
Archrock, Inc.	818	20,311
Warrior Met Coal, Inc.	399	18,286
Tidewater, Inc.*	383	17,668
Atlas Energy Solutions, Inc.[1]	1,317	17,608
Core Natural Resources, Inc.	252	17,574
Northern Oil & Gas, Inc.	602	17,067
Oceaneering International, Inc.*	554	11,479
Total Energy		119,993
Communications - 3.0%
InterDigital, Inc.	236	52,918
QuinStreet, Inc.*	977	15,730
Cargurus, Inc.*	413	13,823
Cogent Communications Holdings, Inc.	222	10,703
Total Communications		93,174
Basic Materials - 2.1%
Hawkins, Inc.	202	28,704
Century Aluminum Co.*	1,215	21,894
Sylvamo Corp.	286	14,329
Total Basic Materials		64,927
Total Common Stocks
(Cost $2,520,970)		3,134,228

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$10,069	10,069
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	4,345	4,345
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	4,196	4,196
Total Repurchase Agreements
(Cost $18,610)		18,610

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	21,716	21,716
Total Securities Lending Collateral
(Cost $21,716)		21,716
Total Investments - 101.1%
(Cost $2,561,296)		$3,174,554
Other Assets & Liabilities, net - (1.1)%		(35,113)
Total Net Assets - 100.0%		$3,139,441

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,134,228	$—	$	— *	$3,134,228
Repurchase Agreements	—	18,610		—	18,610
Securities Lending Collateral	21,716	—		—	21,716
Total Assets	$3,155,944	$18,610		$—	$3,174,554

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 30.2%
Titan International, Inc.*	6,308	$64,783
Dana, Inc.	3,610	61,912
National Vision Holdings, Inc.*	2,497	57,456
Adient plc*	2,905	56,531
Foot Locker, Inc.*	2,204	53,998
Topgolf Callaway Brands Corp.*	6,534	52,599
Advance Auto Parts, Inc.	1,077	50,070
MarineMax, Inc.*	1,811	45,529
Sonic Automotive, Inc. — Class A	473	37,807
BorgWarner, Inc.	1,114	37,297
Asbury Automotive Group, Inc.*	150	35,781
Kohl’s Corp.[1]	4,142	35,124
Cracker Barrel Old Country Store, Inc.	480	29,318
G-III Apparel Group Ltd.*	1,241	27,799
Standard Motor Products, Inc.	899	27,617
Guess?, Inc.[1]	2,243	27,118
ScanSource, Inc.*	647	27,051
American Axle & Manufacturing Holdings, Inc.*	6,029	24,598
JetBlue Airways Corp.*	5,530	23,392
Penn Entertainment, Inc.*	1,230	21,980
MillerKnoll, Inc.	1,020	19,808
Sally Beauty Holdings, Inc.*	2,012	18,631
Century Communities, Inc.	287	16,164
Resideo Technologies, Inc.*	717	15,817
Allegiant Travel Co. — Class A*	275	15,111
Bloomin’ Brands, Inc.	1,746	15,033
PriceSmart, Inc.	136	14,286
Caleres, Inc.	1,165	14,236
Academy Sports & Outdoors, Inc.	301	13,488
Sun Country Airlines Holdings, Inc.*	1,051	12,349
Fox Factory Holding Corp.*	437	11,336
Winnebago Industries, Inc.	366	10,614
Signet Jewelers Ltd.	124	9,864
Newell Brands, Inc.	1,776	9,590
Shoe Carnival, Inc.	433	8,101
Meritage Homes Corp.	118	7,903
LGI Homes, Inc.*	108	5,564
Total Consumer, Cyclical		1,015,655
Financial - 21.3%
ProAssurance Corp.*	2,163	49,381
Genworth Financial, Inc. — Class A*	6,331	49,255
Lincoln National Corp.	1,418	49,063
Millrose Properties, Inc. — Class A REIT	1,532	43,677
EZCORP, Inc. — Class A*	2,769	38,433
Air Lease Corp. — Class A	467	27,315
United Fire Group, Inc.	910	26,117
SiriusPoint Ltd.*	1,278	26,059
PRA Group, Inc.*	1,620	23,895
Navient Corp.	1,661	23,420
New York Mortgage Trust, Inc. REIT	3,051	20,442
PennyMac Mortgage Investment Trust REIT	1,561	20,074
Cushman & Wakefield plc*	1,753	19,406
SITE Centers Corp. REIT	1,662	18,797
Jackson Financial, Inc. — Class A	194	17,225
Bread Financial Holdings, Inc.	298	17,022
Global Net Lease, Inc. REIT	2,232	16,852
Safehold, Inc. REIT	1,042	16,213
JBG SMITH Properties REIT	931	16,106
Hope Bancorp, Inc.	1,413	15,162
Apollo Commercial Real Estate Finance, Inc. REIT	1,467	14,201
ARMOUR Residential REIT, Inc.[1]	844	14,188
Ellington Financial, Inc. REIT[1]	1,079	14,016
Redwood Trust, Inc. REIT	2,359	13,942
Hilltop Holdings, Inc.	457	13,870
Renasant Corp.	366	13,150
Capitol Federal Financial, Inc.	1,976	12,053
Eagle Bancorp, Inc.	584	11,376
Horace Mann Educators Corp.	258	11,086
Brookline Bancorp, Inc.	976	10,297
Franklin BSP Realty Trust, Inc. REIT[1]	932	9,963
Stewart Information Services Corp.	148	9,635
Simmons First National Corp. — Class A	506	9,594
KKR Real Estate Finance Trust, Inc. REIT	1,067	9,358
Encore Capital Group, Inc.*	228	8,826
Ready Capital Corp. REIT	1,929	8,430
Total Financial		717,899
Consumer, Non-cyclical - 18.2%
SpartanNash Co.	2,858	75,708
Fresh Del Monte Produce, Inc.	1,430	46,360
United Natural Foods, Inc.*	1,694	39,487
AdaptHealth Corp.*	3,861	36,409
Universal Corp.	611	35,585
AMN Healthcare Services, Inc.*	1,682	34,767
Andersons, Inc.	940	34,545
B&G Foods, Inc.[1]	7,442	31,480
Select Medical Holdings Corp.	1,768	26,838
Owens & Minor, Inc.*	2,790	25,389
Healthcare Services Group, Inc.*	1,391	20,907
ABM Industries, Inc.	392	18,506
Avanos Medical, Inc.*	1,441	17,638
Enovis Corp.*	530	16,621
Deluxe Corp.	951	15,130
TreeHouse Foods, Inc.*	742	14,410
Grocery Outlet Holding Corp.*	1,107	13,749
Pacira BioSciences, Inc.*	536	12,810
Edgewell Personal Care Co.	544	12,735
Upbound Group, Inc.	492	12,349
Central Garden & Pet Co. — Class A*	376	11,765
USANA Health Sciences, Inc.*	369	11,266
Matthews International Corp. — Class A	417	9,971
Monro, Inc.	650	9,692
MGP Ingredients, Inc.	286	8,571
Helen of Troy Ltd.*	282	8,003

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 18.2% (continued)
Neogen Corp.*	1,189	$5,683
Fortrea Holdings, Inc.*	826	4,081
Central Garden & Pet Co.*	69	2,428
Total Consumer, Non-cyclical		612,883
Energy - 10.0%
Par Pacific Holdings, Inc.*	3,468	92,006
CVR Energy, Inc.*	1,401	37,617
Innovex International, Inc.*	1,899	29,662
Talos Energy, Inc.*	3,039	25,771
Vital Energy, Inc.*,1	1,316	21,174
Peabody Energy Corp.	1,536	20,613
Crescent Energy Co. — Class A	2,269	19,513
Sunrun, Inc.*	2,064	16,884
Patterson-UTI Energy, Inc.	2,845	16,871
Bristow Group, Inc.*	476	15,694
SunCoke Energy, Inc.	1,727	14,835
ProPetro Holding Corp.*	2,112	12,609
REX American Resources Corp.*	250	12,177
Total Energy		335,426
Industrial - 7.2%
World Kinect Corp.	1,939	54,971
Enviri Corp.*	4,967	43,114
O-I Glass, Inc.*	2,745	40,461
Metallus, Inc.*	1,668	25,704
Astec Industries, Inc.	402	16,759
Dorian LPG Ltd.	574	13,994
Vishay Intertechnology, Inc.	864	13,720
Heartland Express, Inc.	1,031	8,908
ArcBest Corp.	109	8,394
American Woodmark Corp.*	155	8,273
Masterbrand, Inc.*	626	6,842
Total Industrial		241,140
Communications - 6.2%
Viasat, Inc.*	5,037	73,540
Scholastic Corp.	1,654	34,701
Angi, Inc.*	1,816	27,712
IAC, Inc.*	628	23,450
Telephone & Data Systems, Inc.	521	18,537
Shenandoah Telecommunications Co.	1,279	17,471
TEGNA, Inc.	899	15,067
Total Communications		210,478
Basic Materials - 4.0%
Koppers Holdings, Inc.	990	31,828
Celanese Corp. — Class A	528	29,214
Kaiser Aluminum Corp.	282	22,532
AdvanSix, Inc.	855	20,306
FMC Corp.	294	12,274
Stepan Co.	170	9,279
Chemours Co.	706	8,084
Total Basic Materials		133,517
Technology - 1.9%
DXC Technology Co.*	1,793	27,415
Corsair Gaming, Inc.*	2,251	21,227
Insight Enterprises, Inc.*	64	8,837
Xerox Holdings Corp.[1]	1,382	7,283
Total Technology		64,762
Utilities - 0.4%
MDU Resources Group, Inc.	715	11,919
Total Common Stocks
(Cost $3,056,233)		3,343,679

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$11,606	11,606
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	5,008	5,008
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	4,836	4,836
Total Repurchase Agreements
(Cost $21,450)		21,450

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	125,313	125,313
Total Securities Lending Collateral
(Cost $125,313)		125,313
Total Investments - 103.7%
(Cost $3,202,996)		$3,490,442
Other Assets & Liabilities, net - (3.7)%		(124,640)
Total Net Assets - 100.0%		$3,365,802

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,343,679	$—	$—	$3,343,679
Repurchase Agreements	—	21,450	—	21,450
Securities Lending Collateral	125,313	—	—	125,313
Total Assets	$3,468,992	$21,450	$—	$3,490,442

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
3.94% due 07/08/25[1,2]	$2,000	$1,999
Total U.S. Treasury Bills
(Cost $1,999)		1,999

REPURCHASE AGREEMENTS††,3 - 89.9%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	255,930	255,930
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	110,434	110,434
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	106,638	106,638
Total Repurchase Agreements
(Cost $473,002)		473,002
Total Investments - 90.3%
(Cost $475,001)		$475,001
Other Assets & Liabilities, net - 9.7%		51,136
Total Net Assets - 100.0%		$526,137

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	3	Sep 2025	$327,070	$2,501

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.43.V1	1.00%	Quarterly	06/20/30	$370,000	$(9,167)	$(11,968)	$2,801

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.08% (Federal Funds Rate + 0.75%)	At Maturity	07/30/25	9,147	$186,873	$2,012

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.

CDX.EM.43.V1 — Credit Default Swap Emerging Markets Series 43 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,999	$—	$1,999
Repurchase Agreements	—	473,002	—	473,002
Interest Rate Futures Contracts**	2,501	—	—	2,501
Credit Default Swap Agreements**	—	2,801	—	2,801
Credit Index Swap Agreements**	—	2,012	—	2,012
Total Assets	$2,501	$479,814	$—	$482,315

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,284	$515,409
Guggenheim Strategy Fund II1	20,287	504,751
Total Mutual Funds
(Cost $1,011,484)		1,020,160

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 74.0%
U.S. Treasury Bonds
4.75% due 05/15/55	$10,900,000	10,836,984
Total U.S. Government Securities
(Cost $10,352,118)		10,836,984

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	242,000	241,805
Total U.S. Treasury Bills
(Cost $241,806)		241,805

REPURCHASE AGREEMENTS††,4 - 15.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	1,214,231	1,214,231
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	523,940	523,940
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	505,930	505,930
Total Repurchase Agreements
(Cost $2,244,101)		2,244,101
Total Investments - 97.9%
(Cost $13,849,509)		$14,343,050
Other Assets & Liabilities, net - 2.1%		303,081
Total Net Assets - 100.0%		$14,646,131

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	58	Sep 2025	$6,900,188	$149,868

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,020,160	$—	$—	$1,020,160
U.S. Government Securities	—	10,836,984	—	10,836,984
U.S. Treasury Bills	—	241,805	—	241,805
Repurchase Agreements	—	2,244,101	—	2,244,101
Interest Rate Futures Contracts**	149,868	—	—	149,868
Total Assets	$1,170,028	$13,322,890	$—	$14,492,918

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$504,345	$–	$–	$–	$406	$504,751	20,287	$6,781
Guggenheim Ultra Short Duration Fund — Institutional Class	514,383	–	–	–	1,026	515,409	51,284	5,487
	$1,018,728	$–	$–	$–	$1,432	$1,020,160		$12,268

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 38.8%
Guggenheim Strategy Fund II1	137,556	$3,422,386
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,284,282
Total Mutual Funds
(Cost $6,642,019)		6,706,668

	Face Amount
U.S. TREASURY BILLS†† - 20.4%
U.S. Treasury Bills
4.19% due 08/26/25[2]	$2,000,000	1,986,560
4.27% due 08/05/25[2]	1,300,000	1,294,622
3.94% due 07/08/25[2,3]	247,000	246,801
Total U.S. Treasury Bills
(Cost $3,528,363)		3,527,983

FEDERAL AGENCY NOTES†† - 11.6%
Federal Farm Credit Bank
4.47% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	1,000,000	1,000,040
Federal Home Loan Bank
4.39% (SOFR, Rate Floor: 0.00%) due 08/21/25◊	1,000,000	999,990
Total Federal Agency Notes
(Cost $1,999,975)		2,000,030

REPURCHASE AGREEMENTS††,4 - 111.1%
Individual Repurchase Agreements Barclays Capital, Inc. issued 06/30/25 at 4.00% due 07/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.00% and maturing 5/15/55 as collateral, with a value of $6,934,725) to be repurchased at $6,799,505	6,798,750	6,798,750
Mizuho Securities USA LLC issued 06/30/25 at 4.20% due 07/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.20% and maturing 5/15/55 as collateral, with a value of $6,639,281) to be repurchased at $6,509,859	6,509,099	6,509,099
Joint Repurchase Agreements
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	3,185,981	3,185,981
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	1,374,749	1,374,749
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	1,327,492	1,327,492
Total Repurchase Agreements
(Cost $19,196,071)		19,196,071
Total Investments - 181.9%
(Cost $31,366,428)		$31,430,752

U.S. Government Securities Sold Short†† - (74.8)%
U.S. Treasury Bonds
4.75% due 05/15/55	13,000,000	(12,924,843)
Total U.S. Government Securities Sold Short - (74.8)%
(Proceeds $12,418,143)		$(12,924,843)
Other Assets & Liabilities, net - (7.1)%		(1,232,796)
Total Net Assets - 100.0%		$17,273,113

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	37	Sep 2025	$4,401,844	$(108,629)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,706,668	$—	$—	$6,706,668
U.S. Treasury Bills	—	3,527,983	—	3,527,983
Federal Agency Notes	—	2,000,030	—	2,000,030
Repurchase Agreements	—	19,196,071	—	19,196,071
Total Assets	$6,706,668	$24,724,084	$—	$31,430,752

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$12,924,843	$—	$12,924,843
Interest Rate Futures Contracts**	108,629	—	—	108,629
Total Liabilities	$108,629	$12,924,843	$—	$13,033,472

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,419,634	$–	$–	$–	$2,752	$3,422,386	137,556	$45,977
Guggenheim Ultra Short Duration Fund — Institutional Class	3,277,747	–	–	–	6,535	3,284,282	326,794	34,968
	$6,697,381	$–	$–	$–	$9,287	$6,706,668		$80,945

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 15.9%
Guggenheim Strategy Fund III[1]	79,841	$1,993,632
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,339,152
Guggenheim Strategy Fund II1	53,173	1,322,938
Total Mutual Funds
(Cost $4,578,426)		4,655,722

	Face Amount
U.S. TREASURY BILLS†† - 24.6%
U.S. Treasury Bills
4.01% due 08/12/25[2]	$3,000,000	2,984,943
4.19% due 08/26/25[2]	2,000,000	1,986,560
4.27% due 08/05/25[2]	1,400,000	1,394,209
3.94% due 07/08/25[2,3]	864,000	863,304
Total U.S. Treasury Bills
(Cost $7,229,149)		7,229,016

FEDERAL AGENCY NOTES†† - 6.8%
Federal Farm Credit Bank
4.47% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	2,000,000	2,000,080
Total Federal Agency Notes
(Cost $2,000,000)		2,000,080

FEDERAL AGENCY DISCOUNT NOTES†† - 4.2%
Freddie Mac
4.23% due 07/02/25[2]	1,250,000	1,249,853
Total Federal Agency Discount Notes
(Cost $1,249,853)		1,249,853

REPURCHASE AGREEMENTS††,4 - 42.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	6,804,442	6,804,442
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	2,936,113	2,936,113
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	2,835,184	2,835,184
Total Repurchase Agreements
(Cost $12,575,739)		12,575,739
Total Investments - 94.2%
(Cost $27,633,167)		$27,710,410
Other Assets & Liabilities, net - 5.8%		1,718,932
Total Net Assets - 100.0%		$29,429,342

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	255	Sep 2025	$27,800,977	$223,629

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$19,050,000	$1,431,922	$946,026	$485,896
Goldman Sachs International	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	6,700,000	503,615	376,950	126,665
							$1,935,537	$1,322,976	$612,561

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.33% (Federal Funds Rate)	At Maturity	07/30/25	16,337	$1,317,579	$8,169
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	1,788	173,928	1,001
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	1,222	98,570	611
							$1,590,077	$9,781

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2025.

CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,655,722	$—	$—	$4,655,722
U.S. Treasury Bills	—	7,229,016	—	7,229,016
Federal Agency Notes	—	2,000,080	—	2,000,080
Federal Agency Discount Notes	—	1,249,853	—	1,249,853
Repurchase Agreements	—	12,575,739	—	12,575,739
Interest Rate Futures Contracts**	223,629	—	—	223,629
Credit Default Swap Agreements**	—	612,561	—	612,561
Credit Index Swap Agreements**	—	9,781	—	9,781
Total Assets	$4,879,351	$23,677,030	$—	$28,556,381

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,321,874	$–	$–	$–	$1,064	$1,322,938	53,173	$17,773
Guggenheim Strategy Fund III	1,990,438	–	–	–	3,194	1,993,632	79,841	27,089
Guggenheim Ultra Short Duration Fund — Institutional Class	1,336,487	–	–	–	2,665	1,339,152	133,249	14,258
	$4,648,799	$–	$–	$–	$6,923	$4,655,722		$59,120

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MUTUAL FUNDS† - 58.8%
Guggenheim Strategy Fund II1	9,164	$228,013
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,678	227,914
Total Mutual Funds
(Cost $449,759)		455,927

	Face Amount
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$12,000	11,990
Total U.S. Treasury Bills
(Cost $11,990)		11,990

REPURCHASE AGREEMENTS††,4 - 35.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	149,959	149,959
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	64,708	64,708
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	62,483	62,483
Total Repurchase Agreements
(Cost $277,150)		277,150
Total Investments - 96.1%
(Cost $738,899)		$745,067
Other Assets & Liabilities, net - 3.9%		30,440
Total Net Assets - 100.0%		$775,507

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	7	Sep 2025	$763,164	$(6,192)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$700,000	$(52,617)	$(43,047)	$(9,570)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$455,927	$—	$—	$455,927
U.S. Treasury Bills	—	11,990	—	11,990
Repurchase Agreements	—	277,150	—	277,150
Total Assets	$455,927	$289,140	$—	$745,067

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$6,192	$—	$—	$6,192
Credit Default Swap Agreements**	—	9,570	—	9,570
Total Liabilities	$6,192	$9,570	$—	$15,762

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$227,829	$–	$–	$–	$184	$228,013	9,164	$3,063
Guggenheim Ultra Short Duration Fund — Institutional Class	227,461	–	–	–	453	227,914	22,678	2,427
	$455,290	$–	$–	$–	$637	$455,927		$5,490

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 53.3%
Technology - 17.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,015	$1,815,317
Infosys Ltd. ADR	19,234	356,406
NetEase, Inc. ADR	1,820	244,936
United Microelectronics Corp. ADR[1]	12,432	95,105
ASE Technology Holding Company Ltd. ADR	9,167	94,695
Wipro Ltd. ADR[1]	15,040	45,421
Total Technology		2,651,880
Communications - 16.1%
Alibaba Group Holding Ltd. ADR	10,620	1,204,414
PDD Holdings, Inc. ADR*	3,743	391,743
JD.com, Inc. ADR	7,716	251,850
Trip.com Group Ltd. ADR	2,853	167,300
Baidu, Inc. ADR*	1,479	126,839
Chunghwa Telecom Company Ltd. ADR[1]	2,021	94,199
America Movil SAB de CV ADR	5,002	89,736
Tencent Music Entertainment Group ADR	2,864	55,820
Full Truck Alliance Company Ltd. ADR	3,952	46,673
Telkom Indonesia Persero Tbk PT ADR	2,530	42,858
Kanzhun Ltd. ADR*	1,823	32,522
Total Communications		2,503,954
Financial - 10.9%
HDFC Bank Ltd. ADR	10,043	769,997
ICICI Bank Ltd. ADR	11,546	388,407
KB Financial Group, Inc. ADR	1,969	162,620
Shinhan Financial Group Company Ltd. ADR	2,640	119,275
Banco Bradesco S.A. ADR	28,161	87,018
KE Holdings, Inc. ADR	3,744	66,418
Woori Financial Group, Inc. ADR[1]	1,172	58,284
Banco de Chile ADR	1,182	35,956
Total Financial		1,687,975
Basic Materials - 2.9%
Vale S.A. ADR	19,088	185,344
Gold Fields Ltd. ADR	4,766	112,811
POSCO Holdings, Inc. ADR[1]	1,552	75,257
Harmony Gold Mining Company Ltd. ADR	2,974	41,547
Suzano S.A. ADR	3,698	34,798
Total Basic Materials		449,757
Consumer, Non-cyclical - 2.2%
Fomento Economico Mexicano SAB de CV ADR	917	94,433
BeOne Medicines Ltd. ADR*	338	81,820
Ambev S.A. ADR	23,469	56,560
Dr Reddy’s Laboratories Ltd. ADR	3,243	48,742
New Oriental Education & Technology Group, Inc. ADR	652	35,175
TAL Education Group ADR*	2,967	30,323
Total Consumer, Non-cyclical		347,053
Industrial - 1.4%
Cemex SAB de CV ADR	8,056	55,828
Embraer S.A. ADR	926	52,699
Grupo Aeroportuario del Pacifico SAB de CV ADR	217	49,827
ZTO Express Cayman, Inc. ADR	1,975	35,056
Grupo Aeroportuario del Sureste SAB de CV ADR	93	29,655
Total Industrial		223,065
Consumer, Cyclical - 1.4%
Li Auto, Inc. ADR*	3,413	92,526
XPeng, Inc. ADR*,1	3,514	62,830
NIO, Inc. ADR*,1	9,392	32,215
H World Group Ltd. ADR	866	29,375
Total Consumer, Cyclical		216,946
Energy - 0.8%
Petroleo Brasileiro S.A. ADR	9,905	123,912
Utilities - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	2,433	53,453
Centrais Eletricas Brasileiras S.A. ADR[1]	4,855	36,073
Total Utilities		89,526
Total Common Stocks
(Cost $6,982,673)		8,294,068

PREFERRED STOCKS† - 2.1%
Financial - 1.2%
Itau Unibanco Holding S.A. ADR	28,381	192,707
Energy - 0.9%
Petroleo Brasileiro S.A. ADR	11,439	132,006
Total Preferred Stocks
(Cost $281,611)		324,713

	Face Amount
REPURCHASE AGREEMENTS††,2 - 38.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	$3,222,515	3,222,515
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	1,390,514	1,390,514
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	1,342,715	1,342,715
Total Repurchase Agreements
(Cost $5,955,744)		5,955,744

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[5]	379,174	$379,174
Total Securities Lending Collateral
(Cost $379,174)		379,174
Total Investments - 96.0%
(Cost $13,599,202)		$14,953,699
Other Assets & Liabilities, net - 4.0%		620,013
Total Net Assets - 100.0%		$15,573,712

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/24/25	4,772	$16,451,648	$64,495
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/25/25	1,767	6,090,411	34,868
							$22,542,059	$99,363

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,294,068	$—	$—	$8,294,068
Preferred Stocks	324,713	—	—	324,713
Repurchase Agreements	—	5,955,744	—	5,955,744
Securities Lending Collateral	379,174	—	—	379,174
Equity Index Swap Agreements**	—	99,363	—	99,363
Total Assets	$8,997,955	$6,055,107	$—	$15,053,062

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 101.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	$88,501	$88,501
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	38,188	38,188
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	36,875	36,875
Total Repurchase Agreements
(Cost $163,564)		163,564
Total Investments - 101.2%
(Cost $163,564)		$163,564
Other Assets & Liabilities, net - (1.2)%		(1,879)
Total Net Assets - 100.0%		$161,685

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.83% (Federal Funds Rate - 0.50%)	At Maturity	09/24/25	57	$195,159	$(118)
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	09/25/25	36	125,357	(718)
							$320,516	$(836)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$163,564	$—	$163,564

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$836	$—	$836

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 36.6%
Consumer, Non-cyclical - 11.7%
Nestle S.A. ADR	428	$42,509
Novartis AG ADR	324	39,207
Roche Holding AG ADR[1]	936	38,151
Novo Nordisk A/S ADR[1]	534	36,857
AstraZeneca plc ADR	514	35,918
Unilever plc ADR	426	26,058
Sanofi S.A. ADR	379	18,310
British American Tobacco plc ADR	364	17,228
L’Oreal S.A. ADR[1]	200	17,102
RELX plc ADR	313	17,008
EssilorLuxottica S.A. ADR	103	14,136
GSK plc ADR[1]	355	13,632
Anheuser-Busch InBev S.A. ADR[1]	170	11,683
Diageo plc ADR	92	9,277
Total Consumer, Non-cyclical		337,076
Financial - 7.6%
HSBC Holdings plc ADR[1]	580	35,258
Allianz SE ADR	643	26,059
Banco Santander S.A. ADR	2,521	20,924
UBS Group AG*	556	18,804
UniCredit SpA ADR[1]	520	17,378
Zurich Insurance Group AG ADR	486	17,025
BNP Paribas S.A. ADR	354	15,980
AXA S.A. ADR	311	15,276
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	1,086	14,140
Intesa Sanpaolo SpA ADR	404	13,999
London Stock Exchange Group plc ADR	337	12,422
ING Groep N.V. ADR	524	11,460
Total Financial		218,725
Industrial - 5.1%
Siemens AG ADR	250	32,218
Schneider Electric SE ADR	480	25,622
Airbus SE ADR	391	20,473
Safran S.A. ADR	250	20,417
Rolls-Royce Holdings plc ADR[1]	1,395	18,665
ABB Ltd. ADR	262	15,634
Vinci S.A. ADR	387	14,276
Total Industrial		147,305
Technology - 3.6%
ASML Holding N.V. — Class G	65	52,090
SAP SE ADR	170	51,697
Total Technology		103,787
Energy - 2.5%
Shell plc ADR	495	34,853
TotalEnergies SE ADR	378	23,205
BP plc ADR	457	13,678
Total Energy		71,736
Consumer, Cyclical - 2.1%
LVMH Moet Hennessy Louis Vuitton SE ADR	212	22,273
Cie Financiere Richemont S.A. ADR	894	16,834
Hermes International SCA ADR	58	15,724
Mercedes-Benz Group AG ADR	480	6,946
Total Consumer, Cyclical		61,777
Utilities - 1.5%
Iberdrola S.A. ADR	245	18,860
National Grid plc ADR[1]	170	12,650
Enel SpA ADR	1,298	12,305
Total Utilities		43,815
Basic Materials - 1.3%
Air Liquide S.A. ADR[1]	482	19,907
Rio Tinto plc ADR	179	10,441
BASF SE ADR	594	7,294
Total Basic Materials		37,642
Communications - 1.2%
Deutsche Telekom AG ADR	597	21,844
Prosus N.V. ADR	1,067	11,876
Total Communications		33,720
Total Common Stocks
(Cost $775,919)		1,055,583

MUTUAL FUNDS† - 4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	70,622
Guggenheim Strategy Fund II2	2,760	68,680
Total Mutual Funds
(Cost $138,226)		139,302

	Face Amount
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$200,000	199,838
Total U.S. Treasury Bills
(Cost $199,839)		199,838

REPURCHASE AGREEMENTS††,5 - 49.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	767,256	767,256
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	331,071	331,071
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	319,690	319,690
Total Repurchase Agreements
(Cost $1,418,017)		1,418,017

	Shares
SECURITIES LENDING COLLATERAL†,6 - 5.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	168,992	168,992
Total Securities Lending Collateral
(Cost $168,992)		168,992
Total Investments - 103.2%
(Cost $2,700,993)		$2,981,732
Other Assets & Liabilities, net - (3.2)%		(92,556)
Total Net Assets - 100.0%		$2,889,176

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	17	Sep 2025	$2,516,000	$39,738
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	48	Sep 2025	2,523,280	5,292

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,055,583	$—	$—	$1,055,583
Mutual Funds	139,302	—	—	139,302
U.S. Treasury Bills	—	199,838	—	199,838
Repurchase Agreements	—	1,418,017	—	1,418,017
Securities Lending Collateral	168,992	—	—	168,992
Currency Futures Contracts**	39,738	—	—	39,738
Equity Futures Contracts**	5,292	—	—	5,292
Total Assets	$1,408,907	$1,617,855	$—	$3,026,762

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$68,625	$–	$–	$–	$55	$68,680	2,760	$923
Guggenheim Ultra Short Duration Fund — Institutional Class	70,482	–	–	–	140	70,622	7,027	752
	$139,107	$–	$–	$–	$195	$139,302		$1,675

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 46.0%
U.S. Treasury Bills
3.94% due 07/08/25[1,2]	$604,000	$603,514
Total U.S. Treasury Bills
(Cost $603,515)		603,514

REPURCHASE AGREEMENTS††,3 - 57.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	409,288	409,288
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	176,607	176,607
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	170,536	170,536
Total Repurchase Agreements
(Cost $756,431)		756,431
Total Investments - 103.6%
(Cost $1,359,946)		$1,359,945
Other Assets & Liabilities, net - (3.6)%		(47,857)
Total Net Assets - 100.0%		$1,312,088

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	11	Sep 2025	$2,220,900	$111,614
Micro Nikkei Stock Average Futures Contracts	19	Sep 2025	383,658	12,419
			$2,604,558	$124,033

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	30	Sep 2025	$2,625,937	$6,281

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$603,514	$—	$603,514
Repurchase Agreements	—	756,431	—	756,431
Equity Futures Contracts**	124,033	—	—	124,033
Currency Futures Contracts**	6,281	—	—	6,281
Total Assets	$130,314	$1,359,945	$—	$1,490,259

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
3.94% due 07/08/25[1,2]	$37,000	$36,970
Total U.S. Treasury Bills
(Cost $36,970)		36,970

REPURCHASE AGREEMENTS††,3 - 87.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	825,455	825,455
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	356,183	356,183
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	343,940	343,940
Total Repurchase Agreements
(Cost $1,525,578)		1,525,578
Total Investments - 89.6%
(Cost $1,562,548)		$1,562,548
Other Assets & Liabilities, net - 10.4%		181,503
Total Net Assets - 100.0%		$1,744,051

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	21	Sep 2025	$2,025,660	$(20,493)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/19/25	14,641	$1,412,369	$(17,022)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2025.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$36,970	$—	$36,970
Repurchase Agreements	—	1,525,578	—	1,525,578
Total Assets	$—	$1,562,548	$—	$1,562,548

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$20,493	$—	$—	$20,493
Currency Index Swap Agreements**	—	17,022	—	17,022
Total Liabilities	$20,493	$17,022	$—	$37,515

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
3.94% due 07/08/25[1,2]	$47,000	$46,962
Total U.S. Treasury Bills
(Cost $46,962)		46,962

REPURCHASE AGREEMENTS††,3 - 80.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	733,372	733,372
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	316,450	316,450
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	305,572	305,572
Total Repurchase Agreements
(Cost $1,355,394)		1,355,394
Total Investments - 82.8%
(Cost $1,402,356)		$1,402,356
Other Assets & Liabilities, net - 17.2%		290,710
Total Net Assets - 100.0%		$1,693,066

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	26	Sep 2025	$2,507,960	$49,423

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/19/25	9,412	$907,910	$10,199

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2025.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$46,962	$—	$46,962
Repurchase Agreements	—	1,355,394	—	1,355,394
Currency Futures Contracts**	49,423	—	—	49,423
Currency Index Swap Agreements**	—	10,199	—	10,199
Total Assets	$49,423	$1,412,555	$—	$1,461,978

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third-party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
4.37%			2.38%
Due 07/01/25	$141,840,802	$141,858,020	Due 05/15/51	$228,236,800	$144,677,653

Barclays Capital, Inc.			U.S. Treasury Notes
4.39%			4.00% - 4.63%
Due 07/01/25	61,204,241	61,211,704	Due 10/15/26 - 10/31/29	61,369,400	62,428,397

BofA Securities, Inc.			U.S. Treasury Strip
4.37%			0.00%
Due 07/01/25	59,100,334	59,107,508	Due 02/15/42	139,027,862	60,282,342

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2025, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$112,583	$115,287
Basic Materials Fund	309,907	318,134
Biotechnology Fund	2,600,846	2,638,906
Consumer Products Fund	330,062	336,210
Electronics Fund	4,476,771	4,583,497
Energy Fund	356,010	353,890	*
Energy Services Fund	78,392	80,678
Financial Services Fund	242,775	249,705
Health Care Fund	589,450	601,714
Internet Fund	75,348	76,737
Leisure Fund	104,635	106,358
Precious Metals Fund	166	167
Real Estate Fund	71,568	76,370
Retailing Fund	24,800	25,849
Technology Fund	221,497	215,245	*
Telecommunications Fund	123,613	132,346
Transportation Fund	369,709	383,865
Utilities Fund	370,861	373,971
Mid-Cap 1.5x Strategy Fund	99,589	101,476
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,562,063	1,562,789
NASDAQ-100® Fund	4,645,717	4,647,876
Russell 2000® 1.5x Strategy Fund	59,673	60,330
Russell 2000® Fund	1,149,972	1,172,021
Nova Fund	145,928	147,085
S&P 500® Fund	114,648	115,556
S&P MidCap 400® Pure Growth Fund	1,000,223	1,014,195
S&P MidCap 400® Pure Value Fund	32,251	33,370
S&P SmallCap 600® Pure Growth Fund	21,373	21,716
S&P SmallCap 600® Pure Value Fund	120,244	125,313
Emerging Markets 2x Strategy Fund	366,385	379,174
Europe 1.25x Strategy Fund	165,822	168,992

*	Subsequent to June 30, 2025, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$27,167,861	2,406,824	(202,428)	2,204,396
Basic Materials Fund	16,495,625	7,552,737	(424,219)	7,128,518
Biotechnology Fund	60,268,668	31,741,008	(6,490,734)	25,250,274
Consumer Products Fund	22,965,025	16,257,579	(473,730)	15,783,849
Electronics Fund	57,259,997	41,108,300	(1,981,611)	39,126,689
Energy Fund	15,970,232	783,762	(8,377)	775,385
Energy Services Fund	6,330,033	–	(1,518,775)	(1,518,775)
Financial Services Fund	29,822,118	3,476,667	(102,388)	3,374,279
Health Care Fund	16,177,504	4,068,907	(179,529)	3,889,378
Internet Fund	10,579,926	7,151,303	(50,754)	7,100,549
Leisure Fund	9,861,123	3,273,372	(77,393)	3,195,979
Precious Metals Fund	93,835,642	20,169,415	–	20,169,415
Real Estate Fund	1,885,716	151,491	(22,663)	128,828
Retailing Fund	5,101,376	1,696,953	(6,197)	1,690,756
Technology Fund	33,050,964	27,922,599	(75,982)	27,846,617
Telecommunications Fund	7,345,122	869,296	(3,518)	865,778
Transportation Fund	5,008,770	1,790,864	(132,941)	1,657,923
Utilities Fund	21,651,782	3,856,574	(9,679)	3,846,895
Dow Jones Industrial Average® Fund	15,922,308	5,031,049	(327,800)	4,703,249
Mid-Cap 1.5x Strategy Fund	9,809,601	2,213,968	(316,668)	1,897,300
Inverse Mid-Cap Strategy Fund	250,095	1,118	(3,180)	(2,062)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	914,907,098	–	(7,261,552)	(7,261,552)
NASDAQ-100® Fund	548,241,061	1,383,772,800	(3,522,697)	1,380,250,103
Inverse NASDAQ-100® Strategy Fund	9,875,747	49,806	(368,978)	(319,172)
Russell 2000® 1.5x Strategy Fund	5,780,844	899,717	(774,813)	124,904
Russell 2000® Fund	12,955,698	1,265,069	(644,005)	621,064
Inverse Russell 2000® Strategy Fund	1,553,178	23,792	(21,996)	1,796
Nova Fund	238,082,701	17,345,918	(1,626,110)	15,719,808
S&P 500® Fund	105,249,352	55,248,931	(169,811)	55,079,120
Inverse S&P 500® Strategy Fund	32,100,390	87,372	(595,736)	(508,364)
S&P 500® Pure Growth Fund	22,870,906	7,082,289	(28,513)	7,053,776
S&P 500® Pure Value Fund	7,595,939	997,625	(90,514)	907,111
S&P MidCap 400® Pure Growth Fund	24,444,626	3,441,088	(364,399)	3,076,689
S&P MidCap 400® Pure Value Fund	4,714,400	688,245	(9,077)	679,168
S&P SmallCap 600® Pure Growth Fund	2,733,229	608,730	(167,405)	441,325
S&P SmallCap 600® Pure Value Fund	3,508,779	368,626	(386,963)	(18,337)
Emerging Markets Bond Strategy Fund	475,001	7,314	–	7,314
Government Long Bond 1.2x Strategy Fund	13,855,105	637,814	(1)	637,813
Inverse Government Long Bond Strategy Fund	19,096,905	47,903	(747,528)	(699,625)
High Yield Strategy Fund	27,655,050	901,846	(515)	901,331
Inverse High Yield Strategy Fund	739,952	5,115	(15,762)	(10,647)
Emerging Markets 2x Strategy Fund	13,865,282	1,209,873	(22,093)	1,187,780
Inverse Emerging Markets 2x Strategy Fund	163,564	–	(836)	(836)
Europe 1.25x Strategy Fund	2,802,746	224,017	(1)	224,016
Japan 2x Strategy Fund	1,359,946	130,315	(2)	130,313
Strengthening Dollar 2x Strategy Fund	1,562,548	–	(37,515)	(37,515)
Weakening Dollar 2x Strategy Fund	1,402,356	59,622	–	59,622

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.